UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report

March 31, 2018

State Street Institutional Investment Trust

State Street Institutional Liquid Reserves Fund

State Street Institutional U.S. Government Money Market Fund

State Street Institutional Treasury Money Market Fund

State Street Institutional Treasury Plus Money Market Fund

State Street Treasury Obligations Money Market Fund

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

TABLE OF CONTENTS (UNAUDITED)

Schedules of Investments (Unaudited)	1
State Street Institutional Liquid Reserves Fund	1
State Street Institutional U.S. Government Money Market Fund	5
State Street Institutional Treasury Money Market Fund	14
State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund	15
Notes to Schedules of Investments (Unaudited)	18

The information contained in this report is intended for the general information of shareholders of the Fund. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Fund prospectus which contains important information concerning the Fund and the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-877-521-4083 or visiting www.ssga.com/cash. Please read the prospectus carefully before investing in the Fund.

State Street Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
ASSET BACKED COMMERCIAL PAPER—11.6%
Alpine Securitization Ltd. (a)	2.140%	06/05/2018	06/05/2018	$150,000,000	$149,380,066
Antalis SA (a)	1.750%	04/04/2018	04/04/2018	145,000,000	144,957,925
Antalis SA (a)	1.750%	04/05/2018	04/05/2018	100,000,000	99,965,972
Atlantic Asset Securitization LLC (a)	1.690%	04/02/2018	04/02/2018	50,000,000	49,990,422
Barclays Bank PLC (a)	1.830%	04/06/2018	04/06/2018	100,000,000	99,964,044
Cancara Asset Securitisation LLC (a)	1.800%	05/08/2018	05/08/2018	75,000,000	74,836,667
Collateralized Commercial Paper Co. LLC (a)	1.730%	04/13/2018	04/13/2018	125,000,000	124,905,209
Collateralized Commercial Paper Co. LLC, 1 Month USD LIBOR + 0.21% (b)	1.950%	04/12/2018	06/12/2018	100,000,000	100,017,022
Kells Funding LLC (a)	1.730%	04/04/2018	04/04/2018	100,000,000	99,971,650
Kells Funding LLC (a)	1.740%	04/17/2018	04/17/2018	50,000,000	49,951,893
Kells Funding LLC (a)	1.740%	04/24/2018	04/24/2018	75,000,000	74,897,517
LMA-Americas LLC (a)	1.690%	04/03/2018	04/03/2018	50,000,000	49,988,104

TOTAL ASSET BACKED COMMERCIAL PAPER					1,118,826,491

CERTIFICATES OF DEPOSIT—34.3%
Bank of Montreal (a)	1.730%	04/11/2018	04/11/2018	100,000,000	99,997,988
Bank of Montreal, 1 Month USD LIBOR + 0.19% (b)	1.876%	04/04/2018	05/04/2018	75,000,000	75,015,078
Bank of Montreal, 3 Month USD LIBOR + 0.17% (b)	2.090%	05/23/2018	05/23/2018	80,000,000	80,021,813
Bank of Nova Scotia, 1 Month USD LIBOR + 0.19% (b)	2.067%	04/30/2018	08/28/2018	125,000,000	124,908,616
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.730%	04/09/2018	04/09/2018	50,000,000	49,999,669
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.740%	04/17/2018	04/17/2018	50,000,000	49,997,838
Bank of Tokyo-Mitsubishi UFJ Ltd. (a)	1.830%	05/24/2018	05/24/2018	100,000,000	99,966,408
Canadian Imperial Bank of Commerce (a)	1.880%	05/14/2018	05/14/2018	125,000,000	125,020,556
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	2.067%	04/30/2018	08/31/2018	100,000,000	99,916,449
China Construction Bank (a)	2.150%	04/16/2018	04/16/2018	125,000,000	125,007,504
Citibank NA (a)	1.710%	04/12/2018	04/12/2018	75,000,000	74,994,290
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	1.866%	04/03/2018	08/03/2018	75,000,000	74,970,049
Lloyds Bank PLC, 1 Month USD LIBOR + 0.18% (b)	2.002%	04/20/2018	04/20/2018	75,000,000	75,010,218
Mizuho Bank Ltd. (a)	1.700%	04/03/2018	04/03/2018	150,000,000	149,999,329
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.20% (b)	1.891%	04/04/2018	04/04/2018	100,000,000	100,002,873
Mizuho Bank Ltd., 1 Month USD LIBOR + 0.21% (b)	2.018%	04/18/2018	07/18/2018	125,000,000	124,968,023
Nordea Bank AB, 1 Month USD LIBOR + 0.22% (b)	1.931%	04/09/2018	02/08/2019	100,000,000	99,823,377
Royal Bank of Canada, 1 Month USD LIBOR% (b)	2.294%	04/17/2018	09/17/2018	100,000,000	99,984,907
Royal Bank of Canada, 1 Month USD LIBOR + 0.24% (b)	2.048%	04/19/2018	04/19/2018	72,000,000	72,011,462
Royal Bank of Canada, 3 Month USD LIBOR + 0.13% (b)	2.201%	06/12/2018	06/12/2018	75,000,000	75,033,508
Standard Chartered Bank (a)	2.230%	06/12/2018	06/12/2018	125,000,000	125,022,817
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.21% (b)	1.880%	04/03/2018	08/02/2018	175,000,000	174,944,068
Sumitomo Mitsui Banking Corp., 1 Month USD LIBOR + 0.22% (b)	1.960%	04/11/2018	05/11/2018	100,000,000	99,991,667
Sumitomo Mitsui Trust Bank (a)	1.700%	04/03/2018	04/03/2018	125,000,000	124,999,685
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.19% (b)	2.062%	04/25/2018	05/25/2018	125,000,000	124,985,365
Sumitomo Mitsui Trust Bank, 1 Month USD LIBOR + 0.25% (b)	1.990%	04/10/2018	08/10/2018	125,000,000	124,966,134
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.13% (b)	1.816%	04/03/2018	04/03/2018	75,000,000	75,001,062
Svenska Handelsbanken AB, 1 Month USD LIBOR + 0.27% (b)	1.940%	04/03/2018	12/03/2018	150,000,000	149,872,762
Toronto Dominion Bank (a)	1.870%	06/05/2018	06/05/2018	100,000,000	99,974,520
Toronto Dominion Bank, 1 Month USD LIBOR + 0.23% (b)	1.900%	04/03/2018	12/03/2018	125,000,000	124,853,396
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.17% (b)	1.856%	04/04/2018	07/05/2018	100,000,000	99,991,014
Wells Fargo Bank NA, 1 Month USD LIBOR + 0.22% (b)	2.006%	04/16/2018	11/15/2018	100,000,000	99,890,793

TOTAL CERTIFICATES OF DEPOSIT					3,301,143,238

See accompanying notes to schedules of investments.

1

State Street Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
FINANCIAL COMPANY COMMERCIAL PAPER—23.4%
Australia & New Zealand Banking Group Ltd., 1 Month USD LIBOR + 0.15% (b)	1.820%	04/03/2018	07/02/2018	$94,000,000	$93,990,942
Bank Nederlandse Gemeenten (a)	1.720%	04/04/2018	04/04/2018	100,000,000	99,970,983
Caisse des Depots et Consignations (a)	1.890%	05/14/2018	05/14/2018	150,000,000	149,645,800
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.19% (b)	2.044%	04/23/2018	05/22/2018	75,000,000	75,017,597
Canadian Imperial Bank of Commerce, 1 Month USD LIBOR + 0.24% (b)	2.005%	04/16/2018	08/14/2018	50,000,000	49,980,198
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.17% (b)	1.834%	04/03/2018	06/01/2018	75,000,000	75,013,652
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.19% (b)	1.892%	04/09/2018	09/07/2018	100,000,000	99,928,358
Commonwealth Bank of Australia, 1 Month USD LIBOR + 0.20% (b)	1.977%	04/03/2018	11/02/2018	75,000,000	74,919,694
DZ Bank AG Deutsche Zentral-Genossenschaftsbank (a)	1.670%	04/02/2018	04/02/2018	100,000,000	99,980,833
Federation des Caisses Desjardins du Quebec (a)	1.640%	04/02/2018	04/02/2018	100,000,000	99,980,722
HSBC Bank PLC, 1 Month USD LIBOR + 0.16% (b)	1.963%	04/18/2018	05/18/2018	100,000,000	100,016,727
Industrial & Commercial Bank of China Ltd. (a)	2.100%	04/16/2018	04/16/2018	65,000,000	64,935,325
ING U.S. Funding LLC, 1 Month USD LIBOR + 0.24% (b)	1.926%	04/04/2018	05/04/2018	72,000,000	72,018,464
National Australia Bank Ltd., 3 Month USD LIBOR + 0.14% (b)	1.844%	04/06/2018	04/06/2018	50,000,000	50,001,251
Oversea Chinese Banking (a)	2.100%	06/04/2018	06/04/2018	150,000,000	149,393,371
Societe Generale (a)	1.860%	05/31/2018	05/31/2018	100,000,000	99,651,925
Toronto Dominion Bank, 1 Month USD LIBOR + 0.25% (b)	2.104%	04/23/2018	01/22/2019	125,000,000	124,816,807
UBS AG, 1 Month USD LIBOR + 0.20% (b)	1.891%	04/06/2018	04/06/2018	100,000,000	100,003,652
UBS AG, 1 Month USD LIBOR + 0.24% (b)	1.942%	04/09/2018	08/07/2018	75,000,000	74,981,920
UBS AG, 1 Month USD LIBOR + 0.28% (b)	2.152%	04/24/2018	09/24/2018	50,000,000	49,977,784
Westpac Banking Corp., 1 Month USD LIBOR% (b)	1.838%	04/03/2018	08/31/2018	75,000,000	74,956,769
Westpac Banking Corp., 1 Month USD LIBOR + 0.15% (b)	1.900%	04/13/2018	07/13/2018	75,000,000	74,979,989
Westpac Banking Corp., 1 Month USD LIBOR + 0.18% (b)	1.930%	04/13/2018	08/13/2018	50,000,000	49,974,124
Westpac Banking Corp., 1 Month USD LIBOR + 0.23% (b)	1.932%	04/09/2018	01/07/2019	75,000,000	74,896,451
Westpac Banking Corp., 1 Month USD LIBOR + 0.23% (b)	1.980%	04/13/2018	04/13/2018	53,000,000	53,005,027
Westpac Banking Corp., 3 Month USD LIBOR + 0.13% (b)	1.883%	04/18/2018	01/18/2019	125,000,000	125,117,304

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,257,155,669

OTHER NOTES—20.2%
Australia & New Zealand Banking Group Ltd. (a)	1.670%	04/02/2018	04/02/2018	125,000,000	125,000,000
Bank of America NA, 1 Month USD LIBOR + 0.14% (b)	1.880%	04/12/2018	06/12/2018	40,000,000	39,999,222
Bank of America NA, 1 Month USD LIBOR + 0.18% (b)	1.850%	04/03/2018	08/02/2018	75,000,000	75,002,465
Bank of America NA, 1 Month USD LIBOR + 0.18% (b)	1.891%	04/09/2018	08/08/2018	58,000,000	57,997,963
Bank of America NA, 1 Month USD LIBOR + 0.19% (b)	1.955%	04/10/2018	09/10/2018	50,000,000	49,997,803
Citibank NA (a)	1.650%	04/02/2018	04/02/2018	75,000,000	75,000,000
Credit Agricole Corporate and Investment Bank (a)	1.670%	04/02/2018	04/02/2018	326,115,000	326,115,000
DnB Bank ASA (a)	1.640%	04/02/2018	04/02/2018	325,000,000	325,000,000
ING Bank NV (a)	1.730%	04/04/2018	04/04/2018	200,000,000	200,000,000
Lloyds Bank PLC (a)	1.600%	04/02/2018	04/02/2018	200,000,000	200,000,000
National Bank of Canada (a)	1.700%	04/03/2018	04/03/2018	100,000,000	100,000,000
Nordea Bank AB (a)	1.660%	04/02/2018	04/02/2018	75,000,000	75,000,000
Royal Bank of Canada (a)	1.680%	04/02/2018	04/02/2018	75,000,000	75,000,000
Skandinaviska Enskilda Banken AB (a)	1.670%	04/02/2018	04/02/2018	125,000,000	125,000,000
Svenska Handelsbanken AB (a)	1.640%	04/02/2018	04/02/2018	100,000,000	100,000,000

TOTAL OTHER NOTES					1,949,112,453

See accompanying notes to schedules of investments.

2

State Street Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
OTHER REPURCHASE AGREEMENTS—10.4%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.350% – 9.500% due 04/25/2018 – 06/01/2046, valued at $53,101,289); expected proceeds $50,010,167	1.830%	04/02/2018	04/02/2018	$50,000,000	$50,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 01/31/2018 (collateralized by various Equity Securities, valued at $189,563,171); expected proceeds $175,899,889 (c)	2.080%	04/30/2018	04/30/2018	175,000,000	175,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Equity Securities, valued at $270,013,730); expected proceeds $250,050,833	1.830%	04/02/2018	04/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.000% – 4.865% due 12/01/2019 – 08/15/2037, and a Common Stock, 3.399% due 09/15/2029, valued at $275,000,128); expected proceeds $250,060,556	2.180%	04/02/2018	04/02/2018	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Equity Securities, valued at $54,000,136); expected proceeds $50,010,167	1.830%	04/02/2018	04/02/2018	50,000,000	50,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 0.000% – 7.700% due 04/15/2018 – 06/01/2064, valued at $134,927,795); expected proceeds $125,045,694	1.880%	04/05/2018	04/05/2018	125,000,000	125,000,000
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by various Corporate Bonds, 1.900% – 6.875% due 03/04/2020 – 03/01/2068, and U.S. Treasury Notes, 1.125% – 1.375% due 07/31/2021 – 09/30/2023, valued at $108,916,306); expected proceeds $100,021,444	1.930%	04/02/2018	04/02/2018	100,000,000	100,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					1,000,000,000

TOTAL INVESTMENTS – 99.9% (d)
(Cost $9,627,828,930)					9,626,237,851

Other Assets in Excess of Liabilities—0.1%					7,222,345

NET ASSETS –100.0%					$9,633,460,196

(a)	The rate shown is the yield-to-maturity from date of acquisition.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $175,000,000 or 1.8% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Assets:
Investments:
Asset Backed Commercial Paper	$—	$1,118,826,491	$—	$1,118,826,491
Certificates of Deposit	—	3,301,143,238	—	3,301,143,238
Financial Company Commercial Paper	—	2,257,155,669	—	2,257,155,669
Other Notes	—	1,949,112,453	—	1,949,112,453

See accompanying notes to schedules of investments.

3

State Street Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Other Repurchase Agreements.	$—	$1,000,000,000	$—	1,000,000,000

Total Investments	$—	$9,626,237,851	$—	$9,626,237,851

See accompanying notes to schedules of investments.

4

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
GOVERNMENT AGENCY DEBT—34.2%
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.518%	04/02/2018	08/30/2018	$195,000,000	$194,999,191
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	1.525%	04/02/2018	04/02/2018	200,000,000	200,000,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.534%	04/01/2018	04/01/2019	290,000,000	289,991,237
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17% (a)	1.537%	04/07/2018	11/07/2018	241,000,000	240,995,610
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.17% (a)	1.553%	04/09/2018	10/09/2018	153,200,000	153,195,741
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.13% (a)	1.577%	04/07/2018	06/07/2019	184,300,000	184,212,567
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	01/15/2019	100,200,000	100,200,000
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.11% (a)	1.667%	04/15/2018	04/16/2019	199,000,000	198,993,040
Federal Farm Credit Bank (b)	1.680%	06/18/2018	06/18/2018	22,000,000	21,919,920
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.09% (a)	1.718%	04/19/2018	06/19/2019	200,000,000	199,824,117
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.15% (a)	1.729%	04/29/2018	01/29/2019	168,100,000	168,097,893
Federal Farm Credit Bank, 1 Month USD LIBOR - 0.12% (a)	1.752%	04/25/2018	03/25/2019	100,000,000	100,000,000
Federal Farm Credit Bank, 3 Month USD MMY + 0.12% (a)	1.888%	05/30/2018	05/08/2019	77,250,000	77,324,859
Federal Home Loan Bank, 3 Month USD LIBOR - 0.32% (a)	1.374%	04/03/2018	04/03/2018	243,000,000	243,000,000
Federal Home Loan Bank (b)	1.410%	04/04/2018	04/04/2018	500,000,000	499,941,250
Federal Home Loan Bank (b)	1.480%	04/06/2018	04/06/2018	199,500,000	199,458,992
Federal Home Loan Bank, 1 Month USD LIBOR - 0.17% (a)	1.494%	04/01/2018	06/01/2018	128,000,000	128,000,000
Federal Home Loan Bank (b)	1.530%	04/05/2018	04/05/2018	399,000,000	398,932,170
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.534%	04/01/2018	03/01/2019	290,000,000	290,000,924
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.544%	04/01/2018	08/01/2018	338,100,000	338,100,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.554%	04/01/2018	04/01/2019	410,000,000	410,000,000
Federal Home Loan Bank (b)	1.555%	05/11/2018	05/11/2018	550,000,000	548,977,778
Federal Home Loan Bank (b)	1.576%	04/13/2018	04/13/2018	200,000,000	199,894,933
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08% (a)	1.589%	04/01/2018	03/01/2019	250,000,000	250,000,000
Federal Home Loan Bank (b)	1.590%	04/18/2018	04/18/2018	200,000,000	199,849,833
Federal Home Loan Bank (b)	1.600%	05/08/2018	05/08/2018	313,000,000	312,485,289
Federal Home Loan Bank (b)	1.603%	04/25/2018	04/25/2018	300,000,000	299,679,400
Federal Home Loan Bank (b)	1.630%	05/18/2018	05/18/2018	684,000,000	682,523,030
Federal Home Loan Bank (b)	1.649%	05/23/2018	05/23/2018	697,500,000	695,801,983
Federal Home Loan Bank (b)	1.669%	05/30/2018	05/30/2018	300,000,000	299,179,408
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.671%	04/17/2018	08/17/2018	335,300,000	335,313,834
Federal Home Loan Bank, 1 Month USD LIBOR - 0.09% (a)	1.687%	04/15/2018	04/15/2019	500,000,000	500,000,000
Federal Home Loan Bank (b)	1.700%	05/04/2018	05/04/2018	170,000,000	169,735,083
Federal Home Loan Bank (b)	1.700%	05/25/2018	05/25/2018	189,000,000	188,526,975
Federal Home Loan Bank, 1 Month USD LIBOR + 0.01% (a)	1.701%	04/06/2018	04/06/2018	90,000,000	89,999,998
Federal Home Loan Bank (b)	1.720%	04/23/2018	04/23/2018	334,000,000	333,648,929
Federal Home Loan Bank (b)	1.720%	05/22/2018	05/22/2018	200,000,000	199,512,667
Federal Home Loan Bank (b)	1.730%	05/09/2018	05/09/2018	233,000,000	232,574,516
Federal Home Loan Bank, 1 Month USD LIBOR - 0.15% (a)	1.730%	04/27/2018	07/27/2018	48,750,000	48,750,559
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	07/25/2018	507,000,000	507,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.13% (a)	1.742%	04/25/2018	01/25/2019	513,000,000	513,000,000
Federal Home Loan Bank (b)	1.750%	05/16/2018	05/16/2018	570,000,000	568,753,125
Federal Home Loan Bank (b)	1.750%	05/24/2018	05/24/2018	173,700,000	173,252,481
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.752%	04/26/2018	10/26/2018	850,000,000	849,955,304
Federal Home Loan Bank, 1 Month USD LIBOR - 0.12% (a)	1.757%	04/26/2018	04/26/2019	337,000,000	337,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.08% (a)	1.761%	04/21/2018	09/21/2018	261,500,000	261,500,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.767%	04/26/2018	05/24/2019	338,000,000	338,000,000
Federal Home Loan Bank, 1 Month USD LIBOR - 0.11% (a)	1.772%	04/28/2018	05/28/2019	271,700,000	271,657,010
Federal Home Loan Bank (b)	1.785%	06/15/2018	06/15/2018	244,000,000	243,092,625
Federal Home Loan Bank, 1 Month USD LIBOR - 0.06% (a)	1.794%	04/22/2018	12/21/2018	320,500,000	320,500,000
Federal Home Loan Bank (b)	1.795%	06/20/2018	06/20/2018	21,500,000	21,414,239
Federal Home Loan Bank (b)	1.890%	07/19/2018	07/19/2018	510,000,000	507,081,525
Federal Home Loan Bank, 3 Month USD LIBOR - 0.24% (a)	2.046%	06/26/2018	09/26/2018	363,000,000	363,000,000

See accompanying notes to schedules of investments.

5

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Federal Home Loan Bank, 3 Month USD LIBOR -0.19% (a)	2.105%	06/28/2018	06/28/2018	$398,550,000	$398,550,000
Federal Home Loan Mortgage Corp., 3 Month USD LIBOR - 0.23% (a)	1.501%	04/17/2018	07/17/2018	100,000,000	99,995,780
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.16% (a)	1.558%	04/11/2018	05/11/2018	631,400,000	631,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.561%	04/08/2018	02/08/2019	177,000,000	177,000,000
Federal Home Loan Mortgage Corp. (b)	1.640%	04/04/2018	04/04/2018	175,000,000	174,976,083
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.12% (a)	1.666%	04/17/2018	05/17/2019	650,000,000	650,000,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.15% (a)	1.691%	04/21/2018	06/21/2018	646,400,000	646,400,000
Federal Home Loan Mortgage Corp., 1 Month USD LIBOR - 0.14% (a)	1.701%	04/21/2018	11/21/2018	348,000,000	348,000,000
Federal National Mortgage Assoc. (b)	1.670%	06/18/2018	06/18/2018	187,500,000	186,821,563
Federal National Mortgage Assoc. (b)	1.700%	05/29/2018	05/29/2018	404,000,000	402,893,489
Federal National Mortgage Assoc. (b)	1.750%	06/04/2018	06/04/2018	460,000,000	458,568,889
Federal National Mortgage Assoc. (b)	1.769%	06/20/2018	06/20/2018	178,000,000	177,300,262

TOTAL GOVERNMENT AGENCY DEBT					19,850,754,101

TREASURY DEBT—22.1%
U.S. Treasury Bill (b)	1.305%	04/05/2018	04/05/2018	2,401,000,000	2,400,595,535
U.S. Treasury Bill (b)	1.360%	05/17/2018	05/17/2018	673,000,000	671,830,475
U.S. Treasury Bill (b)	1.430%	04/12/2018	04/12/2018	950,000,000	949,565,042
U.S. Treasury Bill (b)	1.430%	04/26/2018	04/26/2018	1,500,000,000	1,498,223,601
U.S. Treasury Bill (b)	1.626%	05/24/2018	05/24/2018	498,000,000	496,806,221
U.S. Treasury Bill (b)	1.660%	06/07/2018	06/07/2018	400,000,000	398,764,222
U.S. Treasury Bill (b)	1.670%	06/14/2018	06/14/2018	1,000,000,000	996,567,222
U.S. Treasury Bill (b)	1.760%	06/28/2018	06/28/2018	750,000,000	746,773,333
U.S. Treasury Bill (b)	1.808%	06/21/2018	06/21/2018	457,000,000	455,150,410
U.S. Treasury Bill (b)	1.830%	08/30/2018	08/30/2018	749,000,000	743,250,801
U.S. Treasury Bill (b)	1.835%	08/23/2018	08/23/2018	768,000,000	762,395,340
U.S. Treasury Note, 3 Month USD MMY (a)	1.768%	05/30/2018	01/31/2020	460,000,000	459,906,237
U.S. Treasury Note, 3 Month USD MMY + 0.06% (a)	1.828%	04/02/2018	07/31/2019	475,000,000	475,585,481
U.S. Treasury Note, 3 Month USD MMY + 0.07% (a)	1.838%	05/30/2018	04/30/2019	300,576,200	300,685,248
U.S. Treasury Note, 3 Month USD MMY + 0.14% (a)	1.908%	05/30/2018	01/31/2019	170,000,000	170,166,895
U.S. Treasury Note, 3 Month USD MMY + 0.17% (a)	1.942%	05/30/2018	07/31/2018	678,566,000	678,748,361
U.S. Treasury Note, 3 Month USD MMY + 0.19% (a)	1.958%	04/05/2018	04/30/2018	650,500,000	650,557,868

TOTAL TREASURY DEBT					12,855,572,292

GOVERNMENT AGENCY REPURCHASE AGREEMENTS—16.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 06/15/2043, and a Federal National Mortgage Association, 3.000% due 09/25/2043, valued at $62,640,001); expected proceeds $58,011,664	1.810%	04/02/2018	04/02/2018	58,000,000	58,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by Government National Mortgage Associations, 2.500% – 6.500% due 04/20/2026 – 03/20/2048, valued at $255,000,000); expected proceeds $250,084,097	1.730%	04/04/2018	04/04/2018	250,000,000	250,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2047 – 01/20/2048, valued at $255,000,001); expected proceeds $250,086,042	1.770%	04/05/2018	04/05/2018	250,000,000	250,000,000

See accompanying notes to schedules of investments.

6

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value

Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 1.150% – 3.430% due 05/30/2018 – 10/26/2037, a Federal Home Loan Bank, 0.875% due 08/05/2019, Federal Home Loan Mortgage Corporations, 0.000% – 1.550% due 06/28/2022 – 07/15/2032, Federal National Mortgage Associations, 0.000% – 6.250% due 05/15/2022 – 05/15/2030, a U.S. Treasury Bond, 8.000% due 11/15/2021, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, a U.S. Treasury Note, 1.125% due 06/30/2021, and U.S. Treasury Strips, 0.000% due 11/15/2028 – 08/15/2033, valued at $153,000,000); expected proceeds $150,029,500

	1.770%	04/02/2018	04/02/2018	$150,000,000	$150,000,000

Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Bank, 1.210% due 11/12/2020, Federal Home Loan Banks, 0.000% – 5.500% due 01/23/2020 – 07/15/2036, Federal Home Loan Mortgage Corporations, 0.000% – 11.500% due 05/01/2018 – 01/01/2048, Federal National Mortgage Associations, 0.000% – 14.576% due 04/25/2018 – 09/01/2055, Government National Mortgage Associations, 2.500% – 11.000% due 04/20/2018 – 03/16/2059, a U.S. Treasury Bill, 0.000% due 06/21/2018, U.S. Treasury Notes, 1.750% – 2.000% due 11/30/2019 – 08/31/2022, U.S. Treasury Strips, 0.000% due 02/15/2019 – 11/15/2031, and Tennessee Valley Authorities, 0.000% – 2.875% due 01/15/2027 – 02/01/2027, valued at $449,483,991); expected proceeds $440,154,000

	1.800%	04/05/2018	04/05/2018	440,000,000	440,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Bank, 1.480% due 10/08/2019, a Federal Home Loan Bank, 0.000% due 12/06/2019, and U.S. Treasury Notes, 1.875% – 2.000% due 09/30/2020 – 04/30/2022, valued at $229,500,006); expected proceeds $225,078,313	1.790%	04/05/2018	04/05/2018	225,000,000	225,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 28.640% due 11/15/2021 – 08/15/2047, Federal National Mortgage Associations, 0.554% – 26.643% due 04/25/2023 – 10/25/2047, and Government National Mortgage Associations, 4.378% – 4.478% due 01/20/2043 – 01/20/2048, valued at $60,480,000); expected proceeds $56,011,200	1.800%	04/02/2018	04/02/2018	56,000,000	56,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by Federal Farm Credit Banks, 1.130% – 3.550% due 08/23/2019 – 06/01/2032, Federal Home Loan Banks, 0.875% – 5.400% due 08/05/2019 – 08/23/2041, Federal Home Loan Mortgage Corporations, 1.125% – 2.125% due 08/24/2018 – 02/08/2023, Federal National Mortgage Associations, 1.000% – 7.250% due 07/20/2018 – 05/15/2030, a U.S. Treasury Bond, 2.250% due 08/15/2046, a Financing Corp., 9.650% due 11/02/2018, and a U.S. Treasury Note, 2.125% due 12/31/2022, valued at $306,000,001); expected proceeds $300,098,583

	1.690%	04/02/2018	04/02/2018	300,000,000	300,000,000

See accompanying notes to schedules of investments.

7

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 8.000% due 02/15/2026 – 10/15/2043, Federal National Mortgage Associations, 2.000% – 6.000% due 09/01/2032 – 02/25/2048, and Government National Mortgage Associations, 1.614% – 5.500% due 10/16/2031 – 11/16/2057, valued at $255,000,000); expected proceeds $250,082,153	1.690%	04/02/2018	04/02/2018	$250,000,000	$250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by Federal Home Loan Mortgage Corporations, 1.125% – 6.500% due 06/15/2018 – 03/15/2048, Federal National Mortgage Associations, 0.000% – 6.850% due 01/25/2023 – 04/25/2048, and Government National Mortgage Associations, 2.222% – 5.500% due 11/16/2032 – 01/16/2049, valued at $652,800,000); expected proceeds $640,219,022	1.760%	04/03/2018	04/03/2018	640,000,000	640,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 7.000% due 06/01/2024 – 03/01/2048, Federal National Mortgage Associations, 2.422% – 5.500% due 12/01/2023 – 01/01/2048, Government National Mortgage Associations, 2.250% – 3.000% due 04/20/2031 – 02/16/2052, and a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $714,000,001); expected proceeds $700,239,556	1.760%	04/04/2018	04/04/2018	700,000,000	700,000,000

Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Farm Credit Banks, 2.670% – 3.210% due 02/28/2025 – 12/26/2036, Federal Home Loan Banks, 1.375% – 4.125% due 05/28/2019 – 04/26/2041, Federal Home Loan Discount Notes, 0.000% due 04/12/2018 – 04/13/2018, Federal Home Loan Mortgage Corporations, 1.750% – 6.750% due 01/15/2022 – 09/08/2031, Federal National Mortgage Associations, 5.625% – 6.250% due 05/15/2029 – 08/06/2038, a Tennessee Valley Authority, 3.875% due 02/15/2021, a U.S. Treasury Note, 2.125% due 12/31/2022, and a U.S. Treasury Strip, 0.000% due 02/15/2024, valued at $255,000,000); expected proceeds $250,085,556

	1.760%	04/05/2018	04/05/2018	250,000,000	250,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.500% due 11/15/2028 – 03/15/2048, and Federal National Mortgage Associations, 2.222% – 3.533% due 12/25/2039 – 02/25/2048 valued at $40,800,000); expected proceeds $40,008,000	1.800%	04/02/2018	04/02/2018	40,000,000	40,000,000
Agreement with Goldman Sachs & Co. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 12/15/2023 – 10/15/2042, Federal National Mortgage Associations, 2.500% – 3.500% due 10/25/2040 – 07/25/2047, and Government National Mortgage Associations, 2.200% – 3.500% due 03/20/2044 – 11/16/2046, valued at $204,000,000); expected proceeds $200,068,444	1.760%	04/05/2018	04/05/2018	200,000,000	200,000,000

See accompanying notes to schedules of investments.

8

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 0.890% – 5.250% due 04/16/2018 – 12/26/2036, Federal Home Loan Banks, 3.000% – 5.625% due 03/10/2028 – 03/14/2036, Federal Home Loan Mortgage Corporations, 2.500% – 6.750% due 03/15/2031 – 12/28/2037, and Federal National Mortgage Associations, 6.210% – 7.250% due 05/15/2030 – 08/06/2038, valued at $255,002,745); expected proceeds $250,050,000	1.800%	04/02/2018	04/02/2018	$250,000,000	$250,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by Federal National Mortgage Associations, 1.901% – 3.809% due 01/01/2023 – 10/01/2035, and Government National Mortgage Associations, 2.728% – 3.000% due 11/20/2034 – 10/20/2045, valued at $132,601,750); expected proceeds $130,026,144	1.810%	04/02/2018	04/02/2018	130,000,000	130,000,000
Agreement with LLOYDS Bank PLC, dated 02/21/2018 (collateralized by Government National Mortgage Associations, 0.000% – 4.000% due 01/20/2039 – 09/20/2046, U.S. Treasury Bonds, 2.750% – 8.000% due 11/15/2021 – 11/15/2023, U.S. Treasury Inflation Index Bonds, 0.125% – 0.750% due 04/15/2022 – 02/15/2042, and various Corporate Bonds, 0.000% – 3.000% due 11/20/2045 – 01/20/2046, valued at $513,703,942); expected proceeds $502,150,833 (c)	1.740%	03/30/2018	05/21/2018	500,000,000	500,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.000% due 06/01/2030 – 01/01/2048, Federal National Mortgage Associations, 2.000% – 6.000% due 06/01/2021 – 01/01/2057, Government National Mortgage Associations, 3.500% – 4.500% due 02/20/2044 – 02/20/2048, and a U.S. Treasury Note, 2.125% due 02/29/2024, valued at $867,000,000); expected proceeds $850,167,167	1.770%	04/02/2018	04/02/2018	850,000,000	850,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Government National Mortgage Associations, 3.500% due 03/20/2047 – 05/20/2047, a U.S. Treasury Bond, 3.750% due 08/15/2041, and U.S. Treasury Notes, 2.000% – 2.125% due 11/30/2022 – 11/30/2023, valued at $51,000,021); expected proceeds $50,009,833	1.770%	04/02/2018	04/02/2018	50,000,000	50,000,000

Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a Federal Home Loan Bank, 3.000% due 09/11/2026, Federal Home Loan Mortgage Corporations, 1.500% – 2.427% due 08/28/2019 – 10/15/2022, U.S. Treasury Bills, 0.000% due 04/05/2018 – 01/31/2019, U.S. Treasury Bonds, 2.250% – 8.500% due 02/15/2020 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 1.000% – 2.125% due 02/15/2041 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2021 – 07/15/2024, U.S. Treasury Notes, 0.750% – 3.125% due 03/31/2018 – 02/15/2028, and U.S. Treasury Strips, 0.000% – 4.250% due 05/15/2023 – 05/15/2047, valued at $1,122,000,016); expected proceeds $1,100,229,778

	1.880%	04/02/2018	04/02/2018	1,100,000,000	1,100,000,000

See accompanying notes to schedules of investments.

9

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Farm Credit Banks, 0.000% – 2.870% due 09/25/2019 – 09/01/2026, a Federal Home Loan Bank, 2.000% due 03/05/2020, and Federal Home Loan Mortgage Corporations, 1.375% – 1.500% due 05/11/2020 – 06/05/2020, valued at $408,000,144); expected proceeds $400,080,444	1.810%	04/02/2018	04/02/2018	$400,000,000	$400,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 8.000% due 12/01/2020 – 01/01/2048, Federal National Mortgage Associations, 2.500% – 6.500% due 11/01/2026 – 01/01/2048, a Financing Corp., 0.000% due 12/06/2018, and a U.S. Treasury Bond, 5.375% due 02/15/2031, valued at $2,244,451,400); expected proceeds $2,200,442,444	1.810%	04/02/2018	04/02/2018	2,200,000,000	2,200,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					9,289,000,000

TREASURY REPURCHASE AGREEMENTS—23.5%
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 12/06/2018, a U.S. Treasury Bond, 3.125% due 08/15/2044, and a U.S. Treasury Note, 1.125% due 01/31/2019, valued at $153,007,464); expected proceeds $150,029,167	1.750%	04/02/2018	04/02/2018	150,000,000	150,000,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.125% – 1.625% due 01/31/2019 – 04/30/2019, valued at $178,508,770); expected proceeds $175,034,028	1.750%	04/02/2018	04/02/2018	175,000,000	175,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 3.000% due 05/15/2042, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 01/15/2027, and U.S. Treasury Notes, 1.375% – 2.125% due 02/28/2019 – 11/30/2024, valued at $2,550,000,045); expected proceeds $2,500,522,222	1.880%	04/02/2018	04/02/2018	2,500,000,000	2,500,000,000
Agreement with Barclays Capital, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/27/2018, U.S. Treasury Bonds, 3.000% – 3.125% due 08/15/2044 – 02/15/2048, and U.S. Treasury Notes, 1.125% – 2.375% due 12/31/2018 – 11/15/2024, valued at $3,561,840,102); expected proceeds $3,492,679,000	1.750%	04/02/2018	04/02/2018	3,492,000,000	3,492,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by U.S. Treasury Bills, 0.000% due 10/11/2018 – 03/28/2019, U.S. Treasury Bonds, 3.125% – 8.750% due 05/15/2020 – 11/15/2043, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2025 – 02/15/2045, a U.S. Treasury Inflation Index Note, 2.125% due 01/15/2019, U.S. Treasury Notes, 1.125% – 2.250% due 12/31/2019 – 11/15/2024, and U.S. Treasury Strips, 0.000% due 11/15/2018 – 11/15/2045, valued at $408,000,000); expected proceeds $400,136,111	1.750%	04/03/2018	04/03/2018	400,000,000	400,000,000

See accompanying notes to schedules of investments.

10

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 3.000% due 05/15/2045, a U.S. Treasury Inflation Index Note, 0.250% due 01/15/2025, a U.S. Treasury Note, 2.125% due 06/30/2022, and a U.S. Treasury Strip, 0.000% due 05/15/2027, valued at $153,000,000); expected proceeds $150,029,050	1.760%	04/02/2018	04/02/2018	$150,000,000	$150,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 3.875% due 08/15/2040 – 11/15/2044, U.S. Treasury Inflation Index Notes, 1.375% – 2.125% due 01/15/2019 – 01/15/2020, and U.S. Treasury Strips, 0.000% due 05/15/2020 – 11/15/2045, valued at $96,900,000); expected proceeds $95,018,578	1.750%	04/02/2018	04/04/2018	95,000,000	95,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 04/05/2018, and U.S. Treasury Notes, 1.500% – 2.250% due 05/31/2019 – 11/15/2027, valued at $270,300,044); expected proceeds $265,091,719	1.780%	04/05/2018	04/05/2018	265,000,000	265,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/26/2018 (collateralized by U.S. Treasury Notes, 1.250% – 1.500% due 08/31/2018 – 10/31/2019, and a U.S. Treasury Strip, 0.000% due 02/15/2044, valued at $408,000,054); expected proceeds $400,132,222	1.700%	04/02/2018	04/02/2018	400,000,000	400,000,000
Agreement with Credit Agricole Corporate and Investment Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046, a U.S. Treasury Inflation Index Note, 0.375% due 01/15/2027, and U.S. Treasury Notes, 1.125% – 1.375% due 09/30/2020 – 06/30/2021, valued at $510,000,041); expected proceeds $500,097,222	1.750%	04/02/2018	04/02/2018	500,000,000	500,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Note, 1.875% due 07/31/2022, valued at $620,025,849); expected proceeds $620,103,333	1.500%	04/02/2018	04/02/2018	620,000,000	620,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2018 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2020 – 02/15/2027, valued at $204,002,908); expected proceeds $200,068,444	1.750%	04/03/2018	04/02/2018	200,000,000	200,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2019 – 05/15/2026, valued at $453,903,036); expected proceeds $445,087,517	1.760%	04/02/2018	04/03/2018	445,000,000	445,000,000
Agreement with LLOYDS Bank PLC, dated 02/14/2018 (collateralized by U.S. Treasury Inflation Index Bonds, 0.125% – 0.750% due 01/15/2022 – 02/15/2042, valued at $230,023,568); expected proceeds $225,956,250 (c)	1.700%	03/30/2018	05/15/2018	225,000,000	225,000,000
Agreement with LLOYDS Bank PLC, dated 03/07/2018 (collateralized by a U.S. Treasury Bill, 0.375% due 01/15/2027, U.S. Treasury Bonds, 2.500% – 2.750% due 11/15/2023 – 05/15/2024, and U.S. Treasury Inflation Index Bonds, 0.125% – 2.500% due 04/15/2021 – 02/15/2042, valued at $514,656,509); expected proceeds $502,197,778 (c)	1.720%	03/30/2018	06/07/2018	500,000,000	500,000,000

See accompanying notes to schedules of investments.

11

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with MUFG Securities, dated 03/27/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 3.000% due 05/15/2045 – 02/15/2047, and U.S. Treasury Notes, 1.500% – 3.625% due 05/31/2020 – 05/15/2026, valued at $280,529,314); expected proceeds $275,093,576	1.750%	04/03/2018	04/03/2018	$275,000,000	$275,000,000
Agreement with MUFG Securities, dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.250% – 2.125% due 06/30/2019 – 05/15/2025, valued at $101,967,332); expected proceeds $100,024,722	1.780%	04/03/2018	04/03/2018	100,000,000	100,000,000
Agreement with MUFJ Securities, dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.125% – 2.625% due 07/31/2019 – 05/15/2027, valued at $127,472,167); expected proceeds $125,025,000	1.800%	04/02/2018	04/02/2018	125,000,000	125,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/17/2018, U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 0.750% due 02/15/2045, and U.S. Treasury Notes, 1.125% – 3.125% due 10/31/2018 – 05/15/2026, valued at $204,000,021); expected proceeds $200,068,056	1.750%	04/04/2018	04/04/2018	200,000,000	200,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 04/05/2018 – 06/28/2018, U.S. Treasury Bonds, 3.000% due 05/15/2045 – 11/15/2045, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2022, and U.S. Treasury Notes, 1.125% – 3.750% due 10/31/2018 – 02/15/2028, valued at $306,001,919); expected proceeds $300,058,333	1.750%	04/02/2018	04/02/2018	300,000,000	300,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 5.375% due 02/15/2031 – 11/15/2047, a U.S. Treasury Inflation Index Bond, 3.875% due 04/15/2029, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2018 – 01/15/2026, and U.S. Treasury Notes, 1.500% – 2.000% due 01/31/2019 – 02/15/2025, valued at $816,000,065); expected proceeds $800,155,556	1.750%	04/02/2018	04/02/2018	800,000,000	800,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/24/2018, a U.S. Treasury Bond, 2.500% due 02/15/2045, U.S. Treasury Inflation Index Bonds, 0.750% – 3.875% due 04/15/2028 – 02/15/2042, U.S. Treasury Inflation Index Notes, 0.125% – 1.875% due 04/15/2019 – 01/15/2027, and U.S. Treasury Notes, 0.875% – 3.625% due 05/15/2018 – 11/15/2026, valued at $765,000,024); expected proceeds $750,145,000	1.740%	04/02/2018	04/02/2018	750,000,000	750,000,000
Agreement with Societe Generale and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/24/2018, U.S. Treasury Bonds, 2.500% – 3.375% due 11/15/2042 – 02/15/2047, U.S. Treasury Inflation Index Bonds, 0.750% – 2.375% due 01/15/2027 – 02/15/2046, and U.S. Treasury Notes, 0.750% – 2.250% due 10/31/2018 – 02/15/2027, valued at $510,000,084); expected proceeds $500,097,778	1.760%	04/02/2018	04/02/2018	500,000,000	500,000,000

See accompanying notes to schedules of investments.

12

State Street U.S. Government Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with UBS Securities LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bills, 0.000% due 05/03/2018 – 01/03/2019, U.S. Treasury Bonds, 2.250% – 8.000% due 11/15/2021 – 02/15/2048, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 01/15/2026 – 02/15/2048, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 07/15/2018 – 01/15/2027, U.S. Treasury Notes, 0.625% – 3.750% due 04/30/2018 – 11/15/2027, and U.S. Treasury Strips, 0.000% due 05/15/2018 – 08/15/2027, valued at $510,000,000); expected proceeds $500,097,222	1.750%	04/02/2018	04/02/2018	$500,000,000	$500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					13,667,000,000

TOTAL INVESTMENTS –99.5% (d)(e)					57,805,259,388

Other Assets in Excess of Liabilities —0.5%					315,392,488

NET ASSETS –100.0%					$58,120,651,876

(a)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Rate shown is the discount rate at time of purchase.
(c)	Illiquid security. These securities represent $1,225,000,000 or 2.1% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedules of investments.

13

State Street Treasury Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—82.4%
U.S. Treasury Bill (a)	1.305%	04/05/2018	04/05/2018	$1,176,370,000	$1,176,183,822
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	350,000,000	349,365,583
U.S. Treasury Bill (a)	1.423%	05/03/2018	05/03/2018	500,000,000	499,367,650
U.S. Treasury Bill (a)	1.430%	04/12/2018	04/12/2018	1,529,111,000	1,528,378,896
U.S. Treasury Bill (a)	1.430%	04/26/2018	04/26/2018	750,000,000	749,159,608
U.S. Treasury Bill (a)	1.490%	05/10/2018	05/10/2018	399,500,000	398,855,459
U.S. Treasury Bill (a)	1.626%	05/24/2018	05/24/2018	436,000,000	434,954,850
U.S. Treasury Bill (a)	1.645%	05/31/2018	05/31/2018	200,000,000	199,451,667
U.S. Treasury Bill (a)	1.660%	06/07/2018	06/07/2018	150,000,000	149,536,583
U.S. Treasury Bill (a)	1.670%	06/14/2018	06/14/2018	200,000,000	199,313,444
U.S. Treasury Bill (a)	1.760%	06/28/2018	06/28/2018	300,000,000	298,709,333
U.S. Treasury Bill (a)	1.808%	06/21/2018	06/21/2018	561,000,000	558,752,610
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	198,464,833
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	130,000,000	129,051,320
U.S. Treasury Note, 3 Month USD MMY (b)	1.768%	05/30/2018	01/31/2020	385,000,000	384,876,047
U.S. Treasury Note, 3 Month USD MMY + 0.05% (b)	1.816%	04/05/2018	10/31/2019	75,000,000	75,062,584
U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	1.828%	04/02/2018	07/31/2019	150,000,000	150,184,889
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.838%	05/30/2018	04/30/2019	85,800,000	85,831,199
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,416,058
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.908%	05/30/2018	01/31/2019	49,000,000	49,048,110
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.938%	04/05/2018	10/31/2018	185,000,000	185,189,981
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.942%	05/30/2018	07/31/2018	400,000,000	400,138,334
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.958%	04/05/2018	04/30/2018	536,820,000	536,852,698

TOTAL INVESTMENTS –100.5% (c)(d)					10,842,363,539

Other Assets in Excess of Liabilities—(0.5)%					(49,779,365)

NET ASSETS –100.0%					$10,792,584,174

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Also represents the cost for federal tax purposes.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedules of investments.

14

State Street Treasury Plus Money Market Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Institutional Treasury Plus Money Market Fund and State Street Treasury Obligations Money Market Fund are feeder funds that invest substantially all of their investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
TREASURY DEBT—53.7%
U.S. Treasury Bill (a)	1.305%	04/05/2018	04/05/2018	$950,000,000	$949,844,694
U.S. Treasury Bill (a)	1.360%	05/17/2018	05/17/2018	385,000,000	384,294,731
U.S. Treasury Bill (a)	1.430%	04/12/2018	04/12/2018	700,000,000	699,678,250
U.S. Treasury Bill (a)	1.430%	04/26/2018	04/26/2018	800,000,000	799,052,586
U.S. Treasury Bill (a)	1.626%	05/24/2018	05/24/2018	251,000,000	250,398,320
U.S. Treasury Bill (a)	1.645%	05/31/2018	05/31/2018	200,000,000	199,451,667
U.S. Treasury Bill (a)	1.660%	06/07/2018	06/07/2018	225,000,000	224,304,875
U.S. Treasury Bill (a)	1.670%	06/14/2018	06/14/2018	700,000,000	697,576,089
U.S. Treasury Bill (a)	1.760%	06/28/2018	06/28/2018	400,000,000	398,279,111
U.S. Treasury Bill (a)	1.808%	06/21/2018	06/21/2018	366,000,000	364,518,701
U.S. Treasury Bill (a)	1.830%	08/30/2018	08/30/2018	200,000,000	198,464,833
U.S. Treasury Bill (a)	1.835%	08/23/2018	08/23/2018	260,000,000	258,102,640
U.S. Treasury Note, 3 Month USD MMY (b)	1.768%	05/30/2018	01/31/2020	465,000,000	464,804,262
U.S. Treasury Note, 3 Month USD MMY + 0.05% (b)	1.816%	04/05/2018	10/31/2019	199,000,000	199,186,034
U.S. Treasury Note, 3 Month USD MMY + 0.06% (b)	1.828%	04/02/2018	07/31/2019	150,000,000	150,184,889
U.S. Treasury Note, 3 Month USD MMY + 0.07% (b)	1.838%	05/30/2018	04/30/2019	64,398,000	64,421,783
U.S. Treasury Note (a)	1.845%	11/15/2018	11/15/2018	159,000,000	158,416,058
U.S. Treasury Note, 3 Month USD MMY + 0.14% (b)	1.908%	05/30/2018	01/31/2019	205,000,000	205,171,165
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.938%	04/05/2018	10/31/2018	130,000,000	130,133,499
U.S. Treasury Note, 3 Month USD MMY + 0.17% (b)	1.942%	05/30/2018	07/31/2018	245,000,000	245,086,119
U.S. Treasury Note, 3 Month USD MMY + 0.19% (b)	1.958%	04/05/2018	04/30/2018	333,836,000	333,854,724

TOTAL TREASURY DEBT					7,375,225,030

TREASURY REPURCHASE AGREEMENTS—37.0%
Agreement with Bank of America and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.375% – 2.500% due 05/31/2020 – 05/15/2024, valued at $211,280,802); expected proceeds $207,179,428	1.800%	04/02/2018	04/02/2018	207,138,000	207,138,000
Agreement with Bank of Nova Scotia and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.875% – 6.125% due 08/15/2029 – 11/15/2046, a U.S. Treasury Inflation Index Bond, 2.375% due 01/15/2025, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 07/15/2021, and a U.S. Treasury Note, 2.250% due 08/15/2027, valued at $234,611,416); expected proceeds $230,044,722	1.750%	04/02/2018	04/02/2018	230,000,000	230,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/27/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 08/16/2018, a U.S. Treasury Bond, 4.375% due 02/15/2038, a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, U.S. Treasury Notes, 1.250% – 2.000% due 03/31/2021 – 11/15/2026, and U.S. Treasury Strips, 0.000% due 08/15/2026 – 05/15/2027, valued at $102,000,000); expected proceeds 100,034,028	1.750%	04/03/2018	04/03/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 06/14/2018 and U.S. Treasury Notes, 1.143% – 1.250% due 04/30/2019, valued at $102,000,081); expected proceeds $100,034,028	1.750%	04/04/2018	04/04/2018	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 05/31/2018 and a U.S. Treasury Bond, 3.000% due 05/15/2045, valued at $51,000,057); expected proceeds $50,009,833	1.770%	04/02/2018	04/02/2018	50,000,000	50,000,000

See accompanying notes to schedules of investments.

15

State Street Treasury Plus Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with BNP Paribas Securities Corp. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 09/27/2018, U.S. Treasury Bonds, 2.875% – 9.125% due 05/15/2018 – 08/15/2045, U.S. Treasury Inflation Index Bonds, 0.625% – 3.875% due 04/15/2029 – 02/15/2046, U.S. Treasury Inflation Index Notes, 0.625% – 1.875% due 07/15/2018 – 01/15/2026, U.S. Treasury Notes, 0.875% – 3.125% due 06/30/2018 – 09/30/2024, and U.S. Treasury Strips, 0.000% due 11/15/2023 – 05/15/2027, valued at $510,000,000); expected proceeds $500,097,778	1.760%	04/02/2018	04/02/2018	$500,000,000	$500,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.875% due 08/15/2045 and a U.S. Treasury Note, 1.500% due 11/30/2019, valued at $103,020,040); expected proceeds $101,019,976	1.780%	04/02/2018	04/02/2018	101,000,000	101,000,000
Agreement with Citigroup Global Markets, Inc. and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 2.000% – 2.250% due 04/30/2021 – 02/15/2023, valued at $153,000,047); expected proceeds $150,051,917	1.780%	04/05/2018	04/05/2018	150,000,000	150,000,000
Agreement with Federal Reserve Bank of New York and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Notes, 1.750% – 2.000% due 06/30/2022 – 06/30/2024, valued at $275,045,837); expected proceeds $275,045,833	1.500%	04/02/2018	04/02/2018	275,000,000	275,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2018 (collateralized by a U.S. Treasury Inflation Index Note, 0.125% due 04/15/2019, valued at $51,003,714); expected proceeds $50,017,111	1.760%	04/03/2018	04/03/2018	50,000,000	50,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2018 – 11/15/2026, valued at $147,904,152); expected proceeds $145,028,194	1.750%	04/02/2018	04/02/2018	145,000,000	145,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2025 – 02/15/2027, valued at $204,000,387); expected proceeds $200,039,333	1.770%	04/02/2018	04/02/2018	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bond, 2.250% due 08/15/2046 and U.S. Treasury Notes, 1.125% – 2.357% due 01/31/2019 – 01/31/2024, valued at $419,224,917); expected proceeds $411,081,743	1.790%	04/02/2018	04/02/2018	411,000,000	411,000,000
Agreement with LLOYDS Bank PLC, dated 02/21/2018 (collateralized by a U.S. Treasury Note, 1.875% due 05/31/2022, valued at $255,072,798); expected proceeds $251,063,056 (c)	1.720%	03/30/2018	05/21/2018	250,000,000	250,000,000
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/28/2018 (collateralized by U.S. Treasury Bonds, 3.000% – 3.750% due 08/15/2041 – 11/15/2044, U.S. Treasury Inflation Index Notes, 0.125% – 2.125% due 01/15/2019 – 07/15/2027, and U.S. Treasury Notes, 0.625% – 3.750% due 04/30/2018 – 11/15/2027, valued at $765,000,021); expected proceeds $750,255,028	1.750%	04/04/2018	04/04/2018	750,000,000	750,000,000

See accompanying notes to schedules of investments.

16

State Street Treasury Plus Money Market Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Value
Agreement with Royal Bank of Canada and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.750% – 3.875% due 08/15/2040 – 08/15/2047, U.S. Treasury Inflation Index Bonds, 0.875% – 2.500% due 01/15/2029 – 02/15/2047, U.S. Treasury Inflation Index Notes, 0.125% – 0.625% due 04/15/2019 – 01/15/2026, and U.S. Treasury Notes, 1.125% – 2.375% due 06/15/2020 – 05/15/2027, valued at $816,000,077); expected proceeds $800,155,556	1.750%	04/02/2018	04/02/2018	$800,000,000	$800,000,000
Agreement with TD Securities (USA) LLC and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by U.S. Treasury Bonds, 2.500% – 2.875% due 08/15/2045 – 02/15/2046, valued at $259,080,095); expected proceeds $254,050,800	1.800%	04/02/2018	04/02/2018	254,000,000	254,000,000
Agreement with Wells Fargo Bank and Bank of New York Mellon (Tri-Party), dated 03/29/2018 (collateralized by a U.S. Treasury Bill, 0.000% due 02/28/2019, a U.S. Treasury Bond, 5.375% due 02/15/2031, and U.S. Treasury Notes, 0.750% – 2.250% due 08/15/2019 – 11/15/2024, valued at $510,102,528); expected proceeds $500,100,000	1.800%	04/02/2018	04/02/2018	500,000,000	500,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					5,073,138,000

TOTAL INVESTMENTS –98.6% (d)(e)					13,525,704,635

Other Assets in Excess of Liabilities —1.4%					192,138,187

NET ASSETS –100.0%					$13,717,842,822

(a)	Rate shown is the discount rate at time of purchase.
(b)	Variable rate security - Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Illiquid security. These securities represent $250,000,000 or 1.8% of net assets as of March 31, 2018.
(d)	Also represents the cost for federal tax purposes.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs (see accompanying notes to schedule of investments).

See accompanying notes to schedules of investments.

17

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Security	Valuation

The investments of the Portfolios are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios. The Board has responsibility for determining the fair value of investments.

The State Street Money Market Portfolio’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price.

The State Street U.S. Government Money Market Portfolio, the State Street Treasury Money Market Portfolio, and the State Street Treasury Plus Money Market Portfolio securities are recorded on the basis of amortized cost which approximates fair value as permitted by Rule 2a-7 under the Investment Company Act of 1940. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation and under certain market conditions, the values reflected in the financial statements may differ from the value received upon actual sale of those investments and it is possible that the differences could be material.

Various inputs are used in determining the value of the Portfolio’s investments. The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Portfolio had no transfers between levels for the period ended March 31, 2018.

Aggregate Unrealized Appreciation and Depreciation

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Institutional Liquid Reserves Fund	$9,633,458,327	$—	$1,577,161	$(1,577,161)

18

Quarterly Report

March 31, 2018

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

State Street Equity 500 Index II Portfolio

State Street Aggregate Bond Index Fund

State Street Aggregate Bond Index Portfolio

State Street Global Equity ex-U.S. Index Fund

State Street Global Equity ex-U.S. Index Portfolio

State Street Small/Mid Cap Equity Index Fund

State Street Small/Mid Cap Equity Index Portfolio

State Street Disciplined U.S. Equity Fund

State Street Disciplined International Equity Fund

State Street Disciplined Global Equity Fund

State Street Emerging Markets Equity Index Fund

State Street Hedged International Developed Equity Index Fund

State Street Target Retirement Fund

State Street Target Retirement 2015 Fund

State Street Target Retirement 2020 Fund

State Street Target Retirement 2025 Fund

State Street Target Retirement 2030 Fund

State Street Target Retirement 2035 Fund

State Street Target Retirement 2040 Fund

State Street Target Retirement 2045 Fund

State Street Target Retirement 2050 Fund

State Street Target Retirement 2055 Fund

State Street Target Retirement 2060 Fund

State Street Asia Pacific Value Spotlight Fund

State Street European Value Spotlight Fund

State Street Global Value Spotlight Fund

State Street International Value Spotlight Fund

State Street U.S. Value Spotlight Fund

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (UNAUDITED)

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The schedule of investments for the State Street Equity 500 Index II Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 97.4%
CONSUMER DISCRETIONARY — 12.3%
Advance Auto Parts, Inc.	8,700	$1,031,385
Amazon.com, Inc. (a)	44,190	63,957,955
Aptiv PLC	28,919	2,457,247
AutoZone, Inc. (a)	2,976	1,930,501
Best Buy Co., Inc.	27,806	1,946,142
Booking Holdings, Inc. (a)	5,324	11,075,996
BorgWarner, Inc.	23,177	1,164,181
CarMax, Inc. (a)	21,603	1,338,090
Carnival Corp.	44,201	2,898,702
CBS Corp. Class B	39,405	2,025,023
Charter Communications, Inc. Class A (a)	20,300	6,317,766
Chipotle Mexican Grill, Inc. (a)	2,386	770,940
Comcast Corp. Class A	507,366	17,336,696
D.R. Horton, Inc.	37,297	1,635,101
Darden Restaurants, Inc.	14,671	1,250,703
Discovery Communications, Inc. Class A (a)	14,403	308,656
Discovery Communications, Inc. Class C (a)	33,404	652,046
DISH Network Corp. Class A (a)	27,400	1,038,186
Dollar General Corp.	28,313	2,648,681
Dollar Tree, Inc. (a)	25,726	2,441,397
Expedia Group, Inc.	13,534	1,494,289
Foot Locker, Inc.	12,900	587,466
Ford Motor Co.	419,538	4,648,481
Gap, Inc.	20,834	650,021
Garmin, Ltd.	10,940	644,694
General Motors Co.	137,423	4,993,952
Genuine Parts Co.	16,889	1,517,308
Goodyear Tire & Rubber Co.	23,544	625,800
H&R Block, Inc.	19,664	499,662
Hanesbrands, Inc. (b)	34,800	641,016
Harley-Davidson, Inc.	16,816	721,070
Hasbro, Inc.	13,597	1,146,227
Hilton Worldwide Holdings, Inc.	22,200	1,748,472
Home Depot, Inc.	127,602	22,743,781
Interpublic Group of Cos., Inc.	37,666	867,448
Kohl’s Corp.	16,745	1,096,965
L Brands, Inc.	27,121	1,036,293
Leggett & Platt, Inc.	12,654	561,331
Lennar Corp. Class A	31,606	1,862,858
LKQ Corp. (a)	36,500	1,385,175
Lowe’s Cos., Inc.	91,750	8,051,063
Macy’s, Inc.	33,262	989,212
Marriott International, Inc. Class A	32,955	4,481,221
Mattel, Inc.	32,533	427,809

Security Description	Shares	Value
McDonald’s Corp.	87,310	$13,653,538
MGM Resorts International	55,700	1,950,614
Michael Kors Holdings, Ltd. (a)	17,814	1,105,893
Mohawk Industries, Inc. (a)	6,931	1,609,517
Netflix, Inc. (a)	47,404	14,000,771
Newell Brands, Inc.	53,741	1,369,321
News Corp. Class A	36,288	573,350
News Corp. Class B	11,400	183,540
NIKE, Inc. Class B	141,806	9,421,591
Nordstrom, Inc.	11,077	536,238
Norwegian Cruise Line Holdings, Ltd. (a)	24,700	1,308,359
Omnicom Group, Inc.	25,191	1,830,630
O’Reilly Automotive, Inc. (a)	9,280	2,295,686
PulteGroup, Inc.	25,762	759,721
PVH Corp.	9,249	1,400,576
Ralph Lauren Corp.	5,379	601,372
Ross Stores, Inc.	41,656	3,248,335
Royal Caribbean Cruises, Ltd.	18,700	2,201,738
Starbucks Corp.	153,530	8,887,852
Tapestry, Inc.	33,528	1,763,908
Target Corp.	58,672	4,073,597
Tiffany & Co.	12,199	1,191,354
Time Warner, Inc.	85,711	8,106,546
TJX Cos., Inc.	68,437	5,581,722
Tractor Supply Co.	12,426	783,087
TripAdvisor, Inc. (a)	10,842	443,329
Twenty-First Century Fox, Inc. Class A	113,700	4,171,653
Twenty-First Century Fox, Inc. Class B	48,200	1,753,034
Ulta Salon Cosmetics & Fragrance, Inc. (a)	6,400	1,307,328
Under Armour, Inc. Class A (a)(b)	17,424	284,882
Under Armour, Inc. Class C (a)	17,575	252,201
VF Corp.	35,644	2,641,933
Viacom, Inc. Class B	41,581	1,291,506
Walt Disney Co.	164,452	16,517,559
Whirlpool Corp.	8,502	1,301,741
Wyndham Worldwide Corp.	11,953	1,367,782
Wynn Resorts, Ltd.	8,941	1,630,481
Yum! Brands, Inc.	36,502	3,107,415

		312,156,708

CONSUMER STAPLES — 7.4%
Altria Group, Inc.	209,029	13,026,687
Archer-Daniels-Midland Co.	60,832	2,638,284
Brown-Forman Corp. Class B	28,552	1,553,229
Campbell Soup Co.	18,382	796,124
Church & Dwight Co., Inc.	27,600	1,389,936
Clorox Co.	14,064	1,872,059
Coca-Cola Co.	423,900	18,409,977
Colgate-Palmolive Co.	94,223	6,753,905
Conagra Brands, Inc.	44,824	1,653,109
Constellation Brands, Inc. Class A	18,550	4,227,916
Costco Wholesale Corp.	48,055	9,055,004

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Coty, Inc. Class A	55,578	$1,017,077
CVS Health Corp.	111,605	6,942,947
Dr. Pepper Snapple Group, Inc.	19,697	2,331,731
Estee Lauder Cos., Inc. Class A	24,241	3,629,363
General Mills, Inc.	61,342	2,764,071
Hershey Co.	15,467	1,530,614
Hormel Foods Corp.	31,702	1,088,013
J.M. Smucker Co.	12,505	1,550,745
Kellogg Co.	27,228	1,770,092
Kimberly-Clark Corp.	37,927	4,176,901
Kraft Heinz Co.	64,218	4,000,139
Kroger Co.	96,542	2,311,215
McCormick & Co., Inc.	14,192	1,509,887
Molson Coors Brewing Co. Class B	20,253	1,525,659
Mondelez International, Inc. Class A	160,315	6,689,945
Monster Beverage Corp. (a)	44,635	2,553,568
PepsiCo, Inc.	154,816	16,898,166
Philip Morris International, Inc.	169,112	16,809,733
Procter & Gamble Co.	277,026	21,962,621
Sysco Corp.	51,874	3,110,365
Tyson Foods, Inc. Class A	32,344	2,367,257
Walmart, Inc.	159,503	14,190,982
Walgreens Boots Alliance, Inc.	93,205	6,102,131

		188,209,452

ENERGY — 5.6%
Anadarko Petroleum Corp.	59,182	3,575,185
Andeavor	15,716	1,580,401
Apache Corp.	41,755	1,606,732
Baker Hughes a GE Co.	47,179	1,310,161
Cabot Oil & Gas Corp.	55,078	1,320,770
Chevron Corp.	208,712	23,801,516
Cimarex Energy Co.	11,458	1,071,323
Concho Resources, Inc. (a)	16,200	2,435,346
ConocoPhillips	128,227	7,602,579
Devon Energy Corp.	57,201	1,818,420
EOG Resources, Inc.	64,571	6,797,389
EQT Corp.	28,957	1,375,747
Exxon Mobil Corp.	463,275	34,564,948
Halliburton Co.	93,967	4,410,811
Helmerich & Payne, Inc.	10,226	680,643
Hess Corp.	29,757	1,506,299
Kinder Morgan, Inc.	207,350	3,122,691
Marathon Oil Corp.	93,388	1,506,348
Marathon Petroleum Corp.	52,774	3,858,307
National Oilwell Varco, Inc.	44,116	1,623,910
Newfield Exploration Co. (a)	18,715	457,020
Noble Energy, Inc.	54,325	1,646,048
Occidental Petroleum Corp.	82,209	5,340,297
ONEOK, Inc.	46,596	2,652,244
Phillips 66	46,273	4,438,506
Pioneer Natural Resources Co.	18,376	3,156,629
Range Resources Corp.	21,559	313,468
Schlumberger, Ltd.	152,250	9,862,755
TechnipFMC PLC.	48,991	1,442,785
Valero Energy Corp.	47,123	4,371,601

Security Description	Shares	Value
Williams Cos., Inc.	89,658	$2,228,898

		141,479,777

FINANCIALS — 14.4%
Affiliated Managers Group, Inc.	6,624	1,255,778
Aflac, Inc.	84,906	3,715,487
Allstate Corp.	38,739	3,672,457
American Express Co.	79,412	7,407,551
American International Group, Inc.	96,601	5,257,026
Ameriprise Financial, Inc.	16,044	2,373,549
Aon PLC.	26,965	3,783,998
Arthur J Gallagher & Co.	21,200	1,457,076
Assurant, Inc.	5,385	492,243
Bank of America Corp.	1,045,405	31,351,696
Bank of New York Mellon Corp.	109,994	5,667,991
BB&T Corp.	85,031	4,425,013
Berkshire Hathaway, Inc. Class B (a)	211,684	42,226,724
BlackRock, Inc.	13,616	7,376,060
Brighthouse Financial, Inc. (a)	8,679	446,101
Capital One Financial Corp.	52,095	4,991,743
Cboe Global Markets, Inc.	12,500	1,426,250
Charles Schwab Corp.	130,904	6,835,807
Chubb, Ltd.	51,153	6,996,196
Cincinnati Financial Corp.	17,809	1,322,496
Citigroup, Inc.	280,827	18,955,822
Citizens Financial Group, Inc.	53,600	2,250,128
CME Group, Inc.	36,563	5,913,700
Comerica, Inc.	19,127	1,834,853
Discover Financial Services	39,328	2,828,863
E*TRADE Financial Corp. (a)	31,342	1,736,660
Everest Re Group, Ltd.	5,000	1,284,100
Fifth Third Bancorp	76,762	2,437,194
Franklin Resources, Inc.	37,989	1,317,459
Goldman Sachs Group, Inc.	38,546	9,708,196
Hartford Financial Services Group, Inc.	38,867	2,002,428
Huntington Bancshares, Inc.	118,491	1,789,214
Intercontinental Exchange, Inc.	62,985	4,567,672
Invesco, Ltd.	44,711	1,431,199
JPMorgan Chase & Co.	377,543	41,518,404
KeyCorp.	116,996	2,287,272
Leucadia National Corp.	30,827	700,698
Lincoln National Corp.	23,982	1,752,125
Loews Corp.	32,019	1,592,305
M&T Bank Corp.	16,363	3,016,683
Marsh & McLennan Cos., Inc.	55,019	4,544,019
MetLife, Inc.	113,070	5,188,782
Moody’s Corp.	18,032	2,908,562
Morgan Stanley	153,175	8,265,323
Nasdaq, Inc.	14,175	1,222,169
Navient Corp.	28,813	378,027
Northern Trust Corp.	23,396	2,412,829
People’s United Financial, Inc.	33,066	617,012
PNC Financial Services Group, Inc.	52,375	7,921,195
Principal Financial Group, Inc.	29,265	1,782,531
Progressive Corp.	62,849	3,829,390

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	45,602	$4,722,087
Raymond James Financial, Inc.	14,200	1,269,622
Regions Financial Corp.	126,346	2,347,509
S&P Global, Inc.	27,468	5,248,036
State Street Corp. (c)	39,978	3,987,006
SunTrust Banks, Inc.	51,436	3,499,705
SVB Financial Group (a)	5,800	1,392,058
Synchrony Financial	79,676	2,671,536
T Rowe Price Group, Inc.	26,255	2,834,752
Torchmark Corp.	10,512	884,795
Travelers Cos., Inc.	29,506	4,097,203
Unum Group	26,705	1,271,425
US Bancorp	173,822	8,778,011
Wells Fargo & Co.	479,703	25,141,234
Willis Towers Watson PLC.	14,376	2,187,883
XL Group, Ltd.	30,748	1,699,134
Zions Bancorp	23,195	1,223,072

		363,731,124

HEALTH CARE — 13.4%
Abbott Laboratories	190,949	11,441,664
AbbVie, Inc.	176,143	16,671,935
Aetna, Inc.	36,544	6,175,936
Agilent Technologies, Inc.	34,993	2,341,032
Alexion Pharmaceuticals, Inc. (a)	24,173	2,694,323
Align Technology, Inc. (a)	7,900	1,983,927
Allergan PLC	35,706	6,008,963
AmerisourceBergen Corp.	17,734	1,528,848
Amgen, Inc.	73,054	12,454,246
Anthem, Inc.	27,619	6,067,894
Baxter International, Inc.	54,179	3,523,802
Becton Dickinson and Co.	29,056	6,296,435
Biogen, Inc. (a)	23,084	6,320,861
Boston Scientific Corp. (a)	148,257	4,050,381
Bristol-Myers Squibb Co.	179,404	11,347,303
Cardinal Health, Inc.	34,333	2,151,992
Celgene Corp. (a)	82,171	7,330,475
Centene Corp. (a)	18,900	2,019,843
Cerner Corp. (a)	34,337	1,991,546
Cigna Corp.	26,485	4,442,594
Cooper Cos., Inc.	5,800	1,327,098
Danaher Corp.	67,094	6,569,174
DaVita, Inc. (a)	15,028	990,946
DENTSPLY SIRONA, Inc.	25,234	1,269,523
Edwards Lifesciences Corp. (a)	23,010	3,210,355
Eli Lilly & Co.	106,718	8,256,772
Envision Healthcare Corp. (a)	11,174	429,417
Express Scripts Holding Co. (a)	60,967	4,211,600
Gilead Sciences, Inc.	143,252	10,799,768
HCA Healthcare, Inc.	30,700	2,977,900
Henry Schein, Inc. (a)	18,700	1,256,827
Hologic, Inc. (a)	32,800	1,225,408
Humana, Inc.	15,390	4,137,294
IDEXX Laboratories, Inc. (a)	9,700	1,856,483
Illumina, Inc. (a)	15,800	3,735,436
Incyte Corp. (a)	19,200	1,599,936
Intuitive Surgical, Inc. (a)	12,044	4,972,125
IQVIA Holdings, Inc. (a)	16,800	1,648,248

Security Description	Shares	Value
Johnson & Johnson	293,608	$37,625,865
Laboratory Corp. of America Holdings (a)	11,175	1,807,556
McKesson Corp.	22,524	3,172,956
Medtronic PLC	148,393	11,904,086
Merck & Co., Inc.	297,872	16,225,088
Mettler-Toledo International, Inc. (a)	2,800	1,610,084
Mylan NV (a)	58,302	2,400,293
Nektar Therapeutics (a)	17,600	1,870,176
PerkinElmer, Inc.	12,986	983,300
Perrigo Co. PLC	15,586	1,298,937
Pfizer, Inc.	656,333	23,293,258
Quest Diagnostics, Inc.	15,842	1,588,953
Regeneron Pharmaceuticals, Inc. (a)	8,342	2,872,651
ResMed, Inc.	16,500	1,624,755
Stryker Corp.	34,594	5,566,866
Thermo Fisher Scientific, Inc.	44,112	9,107,364
UnitedHealth Group, Inc.	106,674	22,828,236
Universal Health Services, Inc. Class B	10,500	1,243,305
Varian Medical Systems, Inc. (a)	11,029	1,352,707
Vertex Pharmaceuticals, Inc. (a)	27,252	4,441,531
Waters Corp. (a)	8,750	1,738,188
Zimmer Biomet Holdings, Inc.	21,925	2,390,702
Zoetis, Inc.	52,620	4,394,296

		338,659,463

INDUSTRIALS — 9.9%
3M Co.	65,229	14,319,070
Acuity Brands, Inc.	4,200	584,598
Alaska Air Group, Inc.	11,700	724,932
Allegion PLC	9,096	775,798
American Airlines Group, Inc.	46,300	2,405,748
AMETEK, Inc.	25,299	1,921,965
AO Smith Corp.	17,500	1,112,825
Arconic, Inc.	50,186	1,156,285
Boeing Co.	60,864	19,956,088
C.H. Robinson Worldwide, Inc.	16,479	1,544,247
Caterpillar, Inc.	65,524	9,656,927
Cintas Corp.	10,066	1,717,058
CSX Corp.	96,055	5,351,224
Cummins, Inc.	16,914	2,741,590
Deere & Co.	35,383	5,495,688
Delta Air Lines, Inc.	70,734	3,876,931
Dover Corp.	17,050	1,674,651
Eaton Corp. PLC	47,525	3,797,723
Emerson Electric Co.	69,079	4,718,096
Equifax, Inc.	13,888	1,636,145
Expeditors International of Washington, Inc.	21,176	1,340,441
Fastenal Co.	31,458	1,717,292
FedEx Corp.	27,550	6,615,030
Flowserve Corp.	12,345	534,909
Fluor Corp.	13,204	755,533
Fortive Corp.	33,297	2,581,183
Fortune Brands Home & Security, Inc.	18,000	1,060,020

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
General Dynamics Corp.	29,872	$6,598,725
General Electric Co.	949,588	12,800,446
Harris Corp.	13,002	2,096,963
Honeywell International, Inc.	82,178	11,875,543
Huntington Ingalls Industries, Inc.	5,400	1,391,904
IHS Markit, Ltd. (a)	39,800	1,919,952
Illinois Tool Works, Inc.	33,100	5,185,446
Ingersoll-Rand PLC	27,184	2,324,504
Jacobs Engineering Group, Inc.	11,443	676,853
JB Hunt Transport Services, Inc.	10,000	1,171,500
Johnson Controls International PLC	99,908	3,520,758
Kansas City Southern	12,396	1,361,701
L3 Technologies, Inc.	8,538	1,775,904
Lockheed Martin Corp.	27,471	9,283,275
Masco Corp.	34,584	1,398,577
Nielsen Holdings PLC	39,625	1,259,679
Norfolk Southern Corp.	30,787	4,180,259
Northrop Grumman Corp.	19,425	6,781,656
PACCAR, Inc.	38,139	2,523,658
Parker-Hannifin Corp.	14,389	2,460,951
Pentair PLC	19,604	1,335,621
Quanta Services, Inc. (a)	14,407	494,880
Raytheon Co.	32,246	6,959,332
Republic Services, Inc.	24,889	1,648,398
Robert Half International, Inc.	12,266	710,079
Rockwell Automation, Inc.	13,926	2,425,909
Rockwell Collins, Inc.	17,731	2,391,025
Roper Technologies, Inc.	11,065	3,105,835
Snap-on, Inc.	5,540	817,372
Southwest Airlines Co.	58,859	3,371,444
Stanley Black & Decker, Inc.	16,657	2,551,852
Stericycle, Inc. (a)	8,096	473,859
Textron, Inc.	28,933	1,706,179
TransDigm Group, Inc.	5,600	1,718,864
Union Pacific Corp.	86,298	11,601,040
United Continental Holdings, Inc. (a)	27,500	1,910,425
United Parcel Service, Inc. Class B	75,691	7,921,820
United Rentals, Inc. (a)	9,800	1,692,754
United Technologies Corp.	81,551	10,260,747
Verisk Analytics, Inc. (a)	17,100	1,778,400
W.W. Grainger, Inc.	6,057	1,709,709
Waste Management, Inc.	43,135	3,628,516
Xylem, Inc.	21,058	1,619,781

		252,194,092

INFORMATION TECHNOLOGY — 24.2%
Accenture PLC Class A	67,818	10,410,063
Activision Blizzard, Inc.	85,000	5,734,100
Adobe Systems, Inc. (a)	54,244	11,721,044
Advanced Micro Devices, Inc. (a) (b)	96,200	966,810
Akamai Technologies, Inc. (a)	20,090	1,425,988
Alliance Data Systems Corp.	5,696	1,212,451
Alphabet, Inc. Class A (a)	32,867	34,087,680

Security Description	Shares	Value
Alphabet, Inc. Class C (a)	33,287	$34,345,194
Amphenol Corp. Class A	33,120	2,852,626
Analog Devices, Inc.	39,852	3,631,713
ANSYS, Inc. (a)	9,900	1,551,231
Apple, Inc.	557,224	93,491,043
Applied Materials, Inc.	114,554	6,370,348
Autodesk, Inc. (a)	23,806	2,989,557
Automatic Data Processing, Inc.	47,652	5,407,549
Broadcom, Ltd.	44,591	10,507,869
CA, Inc.	37,540	1,272,606
Cadence Design Systems, Inc. (a)	31,200	1,147,224
Cars.com, Inc. (a)	1	28
Cisco Systems, Inc.	526,390	22,576,867
Citrix Systems, Inc. (a)	14,089	1,307,459
Cognizant Technology Solutions Corp. Class A	63,541	5,115,050
Corning, Inc.	94,126	2,624,233
CSRA, Inc.	20,912	862,202
DXC Technology Co.	30,938	3,110,197
eBay, Inc. (a)	104,745	4,214,939
Electronic Arts, Inc. (a)	33,279	4,034,746
F5 Networks, Inc. (a)	6,241	902,511
Facebook, Inc. Class A (a)	263,593	42,119,525
Fidelity National Information Services, Inc.	36,091	3,475,563
Fiserv, Inc. (a)	45,124	3,217,792
FLIR Systems, Inc.	12,961	648,180
Gartner, Inc. (a)	10,100	1,187,962
Global Payments, Inc.	17,476	1,948,924
Hewlett Packard Enterprise Co.	173,353	3,040,612
HP, Inc.	180,253	3,951,146
Intel Corp.	511,336	26,630,379
International Business Machines Corp.	94,195	14,452,339
Intuit, Inc.	26,137	4,530,849
IPG Photonics Corp. (a)	4,100	956,858
Juniper Networks, Inc.	36,149	879,505
KLA-Tencor Corp.	17,132	1,867,559
Lam Research Corp.	17,477	3,550,627
Mastercard, Inc. Class A	101,151	17,717,609
Microchip Technology, Inc.	25,483	2,328,127
Micron Technology, Inc. (a)	126,334	6,587,055
Microsoft Corp.	845,758	77,192,333
Motorola Solutions, Inc.	17,772	1,871,392
NetApp, Inc.	29,614	1,826,888
NVIDIA Corp.	66,244	15,341,448
Oracle Corp.	333,035	15,236,351
Paychex, Inc.	34,807	2,143,763
PayPal Holdings, Inc. (a)	124,445	9,441,642
Qorvo, Inc. (a)	15,400	1,084,930
QUALCOMM, Inc.	161,826	8,966,779
Red Hat, Inc. (a)	19,270	2,881,058
salesforce.com, Inc. (a)	75,695	8,803,328
Seagate Technology PLC	32,324	1,891,600
Skyworks Solutions, Inc.	20,100	2,015,226
Symantec Corp.	67,760	1,751,596
Synopsys, Inc. (a)	17,500	1,456,700

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	12,500	$1,222,250
TE Connectivity, Ltd.	37,951	3,791,305
Texas Instruments, Inc.	108,093	11,229,782
Total System Services, Inc.	18,476	1,593,740
VeriSign, Inc. (a) (b)	10,301	1,221,287
Visa, Inc. Class A	197,060	23,572,317
Western Digital Corp.	32,153	2,966,757
Western Union Co.	53,945	1,037,362
Xerox Corp.	20,227	582,133
Xilinx, Inc.	27,460	1,983,710

		614,069,616

MATERIALS — 2.8%
Air Products & Chemicals, Inc.	23,502	3,737,523
Albemarle Corp.	12,200	1,131,428
Alcoa Corp. (a)	1	45
Avery Dennison Corp.	10,670	1,133,688
Ball Corp.	41,232	1,637,323
CF Industries Holdings, Inc.	28,520	1,076,060
DowDuPont, Inc.	254,746	16,229,868
Eastman Chemical Co.	15,836	1,671,965
Ecolab, Inc.	28,101	3,851,804
FMC Corp.	15,978	1,223,435
Freeport-McMoRan, Inc. (a)	146,040	2,565,923
International Flavors & Fragrances, Inc.	9,451	1,293,936
International Paper Co.	44,803	2,393,824
LyondellBasell Industries NV Class A	34,948	3,693,305
Martin Marietta Materials, Inc.	6,945	1,439,699
Monsanto Co.	49,361	5,759,935
Mosaic Co.	40,984	995,092
Newmont Mining Corp.	58,133	2,271,256
Nucor Corp.	34,648	2,116,646
Packaging Corp. of America	11,200	1,262,240
PPG Industries, Inc.	27,554	3,075,026
Praxair, Inc.	30,811	4,446,027
Sealed Air Corp.	18,323	784,041
Sherwin-Williams Co.	8,909	3,493,397
Vulcan Materials Co.	14,471	1,652,154
WestRock Co.	27,936	1,792,653

		70,728,293

REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	11,400	1,423,746
American Tower Corp. REIT	48,218	7,008,004
Apartment Investment & Management Co. Class A, REIT	14,887	606,645
AvalonBay Communities, Inc. REIT	14,969	2,461,802
Boston Properties, Inc. REIT	16,846	2,075,764
CBRE Group, Inc. Class A (a)	35,167	1,660,586
Crown Castle International Corp. REIT	45,358	4,971,690
Digital Realty Trust, Inc. REIT	22,300	2,349,974
Duke Realty Corp. REIT	39,000	1,032,720

Security Description	Shares	Value
Equinix, Inc. REIT	8,443	$3,530,356
Equity Residential REIT	39,919	2,459,809
Essex Property Trust, Inc. REIT	7,245	1,743,727
Extra Space Storage, Inc. REIT	15,100	1,319,136
Federal Realty Investment Trust REIT	8,600	998,546
GGP, Inc. REIT	68,558	1,402,697
HCP, Inc. REIT	56,023	1,301,414
Host Hotels & Resorts, Inc. REIT	81,262	1,514,724
Iron Mountain, Inc. REIT	31,281	1,027,894
Kimco Realty Corp. REIT	40,353	581,083
Macerich Co. REIT	10,455	585,689
Mid-America Apartment Communities, Inc. REIT	13,800	1,259,112
Prologis, Inc. REIT	57,452	3,618,902
Public Storage REIT	16,135	3,233,293
Realty Income Corp. REIT	30,900	1,598,457
Regency Centers Corp. REIT	16,200	955,476
SBA Communications Corp. REIT (a)	12,800	2,187,776
Simon Property Group, Inc. REIT	33,380	5,152,203
SL Green Realty Corp. REIT	9,400	910,202
UDR, Inc. REIT	31,400	1,118,468
Ventas, Inc. REIT	38,797	1,921,615
Vornado Realty Trust REIT	20,468	1,377,496
Welltower, Inc. REIT	40,219	2,189,120
Weyerhaeuser Co. REIT	81,787	2,862,545

		68,440,671

TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	670,887	23,917,122
CenturyLink, Inc.	106,578	1,751,076
Verizon Communications, Inc.	451,315	21,581,883

		47,250,081

UTILITIES — 2.8%
AES Corp.	62,636	712,171
Alliant Energy Corp.	28,300	1,156,338
Ameren Corp.	26,704	1,512,248
American Electric Power Co., Inc.	53,109	3,642,746
American Water Works Co., Inc.	19,500	1,601,535
CenterPoint Energy, Inc.	51,176	1,402,222
CMS Energy Corp.	33,455	1,515,177
Consolidated Edison, Inc.	33,652	2,622,837
Dominion Energy, Inc.	71,194	4,800,611
DTE Energy Co.	19,545	2,040,498
Duke Energy Corp.	75,192	5,825,124
Edison International	35,514	2,260,821
Entergy Corp.	19,798	1,559,686
Eversource Energy	34,517	2,033,742
Exelon Corp.	103,484	4,036,911
FirstEnergy Corp.	51,693	1,758,079
NextEra Energy, Inc.	51,864	8,470,947
NiSource, Inc.	42,004	1,004,316
NRG Energy, Inc.	33,002	1,007,551

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
PG&E Corp.	55,714	$2,447,516
Pinnacle West Capital Corp.	12,204	973,879
PPL Corp.	74,319	2,102,485
Public Service Enterprise Group, Inc.	54,888	2,757,573
SCANA Corp.	13,599	510,643
Sempra Energy	27,162	3,020,958
Southern Co.	107,959	4,821,449
WEC Energy Group, Inc.	34,382	2,155,751
Xcel Energy, Inc.	55,151	2,508,268

		70,262,082

TOTAL COMMON STOCKS (Cost $1,975,990,828)		2,467,181,359

SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)	67,269,889	67,269,889
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	1,039,906	1,039,906

TOTAL SHORT-TERM INVESTMENTS (Cost $68,309,795)		68,309,795

TOTAL INVESTMENTS — 100.1% (Cost $2,044,300,623)		2,535,491,154

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(3,039,622)

NET ASSETS — 100.0%		$2,532,451,532

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.
(f)	Investment of cash collateral for securities loaned.

REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	518	06/15/2018	$71,616,376	$68,453,614	$(3,162,762)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

		Level 2 —	Level 3 —
Description	Level 1 — Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$312,156,708	$—	$—	$312,156,708
Consumer Staples	188,209,452	—	—	188,209,452
Energy	141,479,777	—	—	141,479,777
Financials	363,731,124	—	—	363,731,124
Health Care.	338,659,463	—	—	338,659,463

See accompanying notes to schedules of investments.

State Street Equity 500 Index II Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Industrials	252,194,092	$—	$—	252,194,092
Information Technology	614,069,616	—	—	614,069,616
Materials	70,728,293	—	—	70,728,293
Real Estate	68,440,671	—	—	68,440,671
Telecommunication Services	47,250,081	—	—	47,250,081
Utilities	70,262,082	—	—	70,262,082
Short-Term Investments	68,309,795	—	—	68,309,795

TOTAL INVESTMENTS	$2,535,491,154	$—	$—	$2,535,491,154

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(3,162,762)	—	—	(3,162,762)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(3,162,762)	$—	$—	$(3,162,762)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	35,378	$3,453,247	$444,923	$—	$—	$88,836	39,978	$3,987,006	$16,791	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	69,243,442	69,243,442	389,329,089	391,297,642	—	—	67,269,889	67,269,889	206,205	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,778,697	1,778,697	3,170,974	3,909,765	—	—	1,039,906	1,039,906	2,984	—

Total		$74,475,386	$392,944,986	$395,207,407	$—	$88,836		$72,296,801	$225,980	$—

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The schedule of investments for the State Street Aggregate Bond Index Portfolio follows.

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 25.5%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc. 4.20%, 4/15/2024	$25,000	$25,482
Omnicom Group, Inc. 3.60%, 4/15/2026	100,000	96,863
WPP Finance 2010 3.63%, 9/7/2022	25,000	25,014

		147,359

AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.60%, 10/30/2025	35,000	33,404
2.80%, 3/1/2023	25,000	24,742
3.25%, 3/1/2028	25,000	24,742
3.38%, 6/15/2046	25,000	23,032
3.55%, 3/1/2038	165,000	160,957
3.65%, 3/1/2047	100,000	96,339
Embraer Netherlands Finance B.V. 5.05%, 6/15/2025	50,000	51,674
General Dynamics Corp.:
2.25%, 11/15/2022	25,000	24,072
2.38%, 11/15/2024	250,000	236,480
Harris Corp. 3.83%, 4/27/2025	50,000	50,502
L3 Technologies, Inc.:
3.85%, 12/15/2026	50,000	49,394
4.95%, 2/15/2021	25,000	26,051
Lockheed Martin Corp.:
2.50%, 11/23/2020	300,000	297,141
3.55%, 1/15/2026	100,000	99,415
3.60%, 3/1/2035	50,000	47,755
4.70%, 5/15/2046	110,000	119,165
Northrop Grumman Corp.:
2.55%, 10/15/2022	150,000	145,380
2.93%, 1/15/2025	150,000	143,841
3.25%, 8/1/2023	200,000	198,854
3.25%, 1/15/2028	150,000	143,239
4.03%, 10/15/2047	200,000	192,480
4.75%, 6/1/2043	25,000	26,860
Raytheon Co.:
3.13%, 10/15/2020	25,000	25,137
4.20%, 12/15/2044	25,000	26,693
Rockwell Collins, Inc.:
2.80%, 3/15/2022	200,000	194,930
3.50%, 3/15/2027	136,000	131,148
4.35%, 4/15/2047	100,000	98,947
United Technologies Corp.:
1.90%, 5/4/2020	300,000	294,066
1.95%, 11/1/2021	150,000	143,859

Security Description	Principal Amount	Value
2.65%, 11/1/2026	$50,000	$45,966
2.80%, 5/4/2024	250,000	238,778
3.13%, 5/4/2027	200,000	188,840
4.50%, 6/1/2042	250,000	254,032
6.13%, 7/15/2038	50,000	61,612

		3,919,527

AGRICULTURE — 0.3%
Altria Group, Inc.:
2.63%, 1/14/2020	150,000	149,107
2.85%, 8/9/2022	200,000	195,836
3.88%, 9/16/2046	100,000	93,278
4.00%, 1/31/2024	25,000	25,554
4.50%, 5/2/2043	25,000	25,344
Archer-Daniels-Midland Co.:
3.75%, 9/15/2047	50,000	47,019
4.02%, 4/16/2043	50,000	49,160
BAT Capital Corp.:
2.76%, 8/15/2022 (b)	300,000	290,373
3.22%, 8/15/2024 (b)	50,000	48,156
3.56%, 8/15/2027 (b)	100,000	95,890
4.39%, 8/15/2037 (b)	285,000	282,426
4.54%, 8/15/2047 (b)	105,000	103,329
Bunge, Ltd. Finance Corp. 3.75%, 9/25/2027	30,000	28,993
Philip Morris International, Inc.:
2.00%, 2/21/2020	150,000	147,775
2.13%, 5/10/2023	75,000	70,458
2.63%, 2/18/2022	25,000	24,485
2.75%, 2/25/2026	125,000	117,596
3.13%, 3/2/2028	200,000	191,936
4.13%, 3/4/2043	25,000	24,742
4.50%, 3/26/2020	25,000	25,742
4.50%, 3/20/2042	50,000	51,779
Reynolds American, Inc.:
4.00%, 6/12/2022	50,000	50,878
5.70%, 8/15/2035	25,000	28,500
5.85%, 8/15/2045	175,000	204,909

		2,373,265

AIRLINES — 0.1%
American Airlines 2014-1 Pass Through Trust, Class A Series A, 3.70%, 4/1/2028	20,767	20,504
American Airlines 2017-2 Pass Through Trust, Class AA Series AA, 3.35%, 4/15/2031	100,000	96,257
Delta Air Lines, Inc.:
2.60%, 12/4/2020	250,000	245,293
2.88%, 3/13/2020	100,000	99,327
3.63%, 3/15/2022	250,000	249,525
Southwest Airlines Co. 2.75%, 11/6/2019	25,000	24,961
United Airlines 2016-1 Pass Through Trust, Class AA Series AA, 3.10%, 1/7/2030	48,681	46,681

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
United Airlines 2018-1 Pass Through Trust, Class AA Series AA, 3.50%, 9/1/2031	$115,000	$112,633

		895,181

APPAREL — 0.0% (a)
NIKE, Inc.:
2.38%, 11/1/2026	50,000	46,089
3.88%, 11/1/2045	30,000	29,767

		75,856

AUTO MANUFACTURERS — 0.5%
American Honda Finance Corp.:
Series MTN, 1.95%, 7/20/2020	25,000	24,494
Series MTN, 2.00%, 11/13/2019	250,000	247,370
Series MTN, 2.25%, 8/15/2019	25,000	24,854
Series MTN, 2.45%, 9/24/2020	75,000	74,257
Series MTN, 2.90%, 2/16/2024	50,000	48,985
Ford Motor Co.:
4.35%, 12/8/2026	100,000	98,922
4.75%, 1/15/2043	50,000	45,615
5.29%, 12/8/2046	100,000	97,747
Ford Motor Credit Co. LLC:
2.02%, 5/3/2019	150,000	148,389
2.34%, 11/2/2020	250,000	243,395
2.68%, 1/9/2020	300,000	297,171
2.98%, 8/3/2022	200,000	193,806
3.10%, 5/4/2023	100,000	96,064
3.34%, 3/18/2021	150,000	149,098
3.82%, 11/2/2027	250,000	235,185
Series GMTN, 4.39%, 1/8/2026	100,000	99,606
General Motors Co.:
5.15%, 4/1/2038	200,000	199,532
6.60%, 4/1/2036	100,000	114,735
6.75%, 4/1/2046	25,000	29,026
General Motors Financial Co., Inc.:
2.40%, 5/9/2019	200,000	198,688
3.15%, 1/15/2020	35,000	34,924
3.15%, 6/30/2022	250,000	244,510
3.20%, 7/13/2020	25,000	24,928
3.20%, 7/6/2021	100,000	98,884
3.45%, 1/14/2022	50,000	49,627
3.70%, 5/9/2023	100,000	99,258
3.95%, 4/13/2024	150,000	149,020
4.00%, 1/15/2025	35,000	34,592
4.35%, 1/17/2027	185,000	183,903
5.25%, 3/1/2026	100,000	105,642
PACCAR Financial Corp.
Series MTN, 2.30%, 8/10/2022	50,000	48,425
Toyota Motor Credit Corp.:
1.95%, 4/17/2020	100,000	98,336
Series GMTN, 1.90%, 4/8/2021	275,000	267,052
Series GMTN, 2.80%, 7/13/2022	25,000	24,747
Series GMTN, 3.05%, 1/11/2028	50,000	48,478

Security Description	Principal Amount	Value
Series MTN, 1.40%, 5/20/2019	$75,000	$73,984
Series MTN, 2.15%, 9/8/2022	50,000	48,126
Series MTN, 2.90%, 4/17/2024	50,000	49,014

		4,350,389

AUTO PARTS & EQUIPMENT — 0.0% (a)
Aptiv PLC:
4.25%, 1/15/2026	25,000	25,525
4.40%, 10/1/2046	30,000	29,776
Lear Corp. 5.25%, 1/15/2025	20,000	21,202

		76,503

BANKS — 5.7%
Australia & New Zealand Banking Group, Ltd.:
2.63%, 5/19/2022	250,000	243,610
Series MTN, 2.30%, 6/1/2021	100,000	97,428
Banco Bilbao Vizcaya Argentaria SA 3.00%, 10/20/2020	25,000	24,895
Banco Santander SA 3.13%, 2/23/2023	200,000	193,794
Bank of America Corp.:
6.11%, 1/29/2037	75,000	90,191
3 Month USD LIBOR + 1.02%, 2.88%, 4/24/2023 (c)	234,000	228,983
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	203,676
3 Month USD LIBOR + 0.79%, 3.00%, 12/20/2023 (b) (c)	96,000	94,116
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (b) (c)	360,000	344,707
Series GMTN, 2.63%, 4/19/2021	600,000	591,048
Series GMTN, 3.50%, 4/19/2026	130,000	127,754
Series GMTN, 3 Month USD LIBOR + 0.66%, 2.37%, 7/21/2021 (c)	250,000	245,535
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	242,693
Series L, 2.65%, 4/1/2019	300,000	299,880
Series L, 3.95%, 4/21/2025	50,000	49,536
Series MTN, 2.50%, 10/21/2022	50,000	47,999
Series MTN, 3.25%, 10/21/2027	400,000	377,884
Series MTN, 4.00%, 4/1/2024	50,000	51,078
Series MTN, 4.13%, 1/22/2024	25,000	25,766
Series MTN, 4.20%, 8/26/2024	50,000	50,680
Series MTN, 4.88%, 4/1/2044	50,000	55,204
Series MTN, 5.00%, 1/21/2044	100,000	112,478
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (c)	500,000	480,840

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.16%, 3.12%, 1/20/2023 (c)	$200,000	$198,000
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	156,417
Bank of Montreal:
Series MTN, 1.90%, 8/27/2021	300,000	288,153
Series MTN, 2.55%, 11/6/2022	30,000	29,070
Bank of New York Mellon Corp.:
Series G, 2.15%, 2/24/2020	325,000	320,807
Series G, 3.00%, 2/24/2025	100,000	96,778
Series MTN, 2.05%, 5/3/2021	50,000	48,538
Series MTN, 2.20%, 8/16/2023	200,000	188,580
Series MTN, 2.60%, 2/7/2022	275,000	269,668
Series MTN, 3.25%, 5/16/2027	100,000	96,501
Series MTN, 3.30%, 8/23/2029	250,000	234,792
Bank of Nova Scotia:
2.35%, 10/21/2020	100,000	98,405
2.70%, 3/7/2022	100,000	98,127
3 Month USD LIBOR + 1.65%, 4.65%, 10/12/2022 (c)	250,000	237,567
Series BKNT, 2.45%, 3/22/2021	200,000	196,770
Series BKNT, 2.50%, 1/8/2021	250,000	246,330
Barclays Bank PLC 5.14%, 10/14/2020	100,000	103,142
Barclays PLC:
2.65%, 1/11/2021	200,000	196,780
3.20%, 8/10/2021	200,000	197,506
3.68%, 1/10/2023	200,000	198,212
4.38%, 1/12/2026	50,000	50,253
4.84%, 5/9/2028	200,000	196,310
5.20%, 5/12/2026	75,000	75,748
5.25%, 8/17/2045	25,000	26,479
BB&T Corp.:
Series MTN, 2.15%, 2/1/2021	275,000	269,582
Series MTN, 2.63%, 6/29/2020	50,000	49,582
BNP Paribas SA:
Series BKNT, 5.00%, 1/15/2021	100,000	105,171
Series MTN, 4.25%, 10/15/2024	250,000	253,155
BPCE SA
Series MTN, 2.50%, 7/15/2019	100,000	99,484
Branch Banking & Trust Co.:
2.10%, 1/15/2020	250,000	246,430
3.63%, 9/16/2025	25,000	24,892
Series BKNT, 1.45%, 5/10/2019	50,000	49,282
Canadian Imperial Bank of Commerce:
2.55%, 6/16/2022	50,000	48,731
2.70%, 2/2/2021	85,000	83,920
Capital One Financial Corp.:
2.45%, 4/24/2019	50,000	49,718
2.50%, 5/12/2020	500,000	492,155
3.30%, 10/30/2024	100,000	96,430

Security Description	Principal Amount	Value
3.75%, 7/28/2026	$125,000	$119,051
Capital One NA:
Series BKNT, 1.85%, 9/13/2019	250,000	245,797
Series BKNT, 2.95%, 7/23/2021	75,000	73,843
Citibank NA:
Series BKNT, 2.10%, 6/12/2020	250,000	245,147
Series BKNT, 2.13%, 10/20/2020	275,000	268,551
Citigroup, Inc.:
2.05%, 6/7/2019	300,000	297,267
2.35%, 8/2/2021	50,000	48,577
2.45%, 1/10/2020	300,000	297,087
2.55%, 4/8/2019	50,000	49,938
2.70%, 3/30/2021	175,000	172,461
2.70%, 10/27/2022	250,000	242,275
2.75%, 4/25/2022	300,000	292,572
2.90%, 12/8/2021	250,000	246,320
3.20%, 10/21/2026	300,000	284,895
3.75%, 6/16/2024	25,000	25,165
4.13%, 7/25/2028	70,000	69,159
4.30%, 11/20/2026	50,000	50,136
4.40%, 6/10/2025	250,000	254,328
4.45%, 9/29/2027	150,000	151,863
4.65%, 7/30/2045	25,000	26,701
5.30%, 5/6/2044	50,000	54,840
6.68%, 9/13/2043	175,000	227,911
3 Month USD LIBOR + 0.95%, 2.88%, 7/24/2023 (c)	100,000	97,299
3 Month USD LIBOR + 1.39%, 3.67%, 7/24/2028 (c)	100,000	97,616
3 Month USD LIBOR + 1.56%, 3.89%, 1/10/2028 (c)	250,000	248,347
3 Month USD LIBOR + 1.84%, 4.28%, 4/24/2048 (c)	150,000	151,326
3 Month USD LIBOR + 1.15%, 3.52%, 10/27/2028 (c)	250,000	240,923
Citizens Bank NA/Providence RI Series BKNT, 2.25%, 10/30/2020	250,000	243,708
Commonwealth Bank of Australia Series GMTN, 2.55%, 3/15/2021	100,000	98,352
Cooperatieve Rabobank UA:
2.75%, 1/10/2023	250,000	243,202
3.88%, 2/8/2022	50,000	51,063
4.38%, 8/4/2025	250,000	252,423
4.50%, 1/11/2021	50,000	51,831
5.75%, 12/1/2043	50,000	59,737
Series GMTN, 2.50%, 1/19/2021	300,000	295,083
Credit Suisse AG 5.30%, 8/13/2019	100,000	103,100
Credit Suisse Group Funding Guernsey, Ltd.:
2.75%, 3/26/2020	300,000	297,114

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.13%, 12/10/2020	$450,000	$448,169
3.80%, 6/9/2023	150,000	150,375
Deutsche Bank AG:
2.70%, 7/13/2020	275,000	269,305
2.95%, 8/20/2020	50,000	49,195
3.30%, 11/16/2022	250,000	243,222
3.70%, 5/30/2024	50,000	48,286
4.25%, 10/14/2021	200,000	202,986
Discover Bank:
3.35%, 2/6/2023	250,000	246,495
3.45%, 7/27/2026	25,000	23,612
Fifth Third Bancorp 3.95%, 3/14/2028	100,000	100,691
Fifth Third Bank:
Series BKNT, 2.25%, 6/14/2021	50,000	48,655
Series BKNT, 3.85%, 3/15/2026	225,000	222,295
Goldman Sachs Group, Inc.:
2.00%, 4/25/2019	50,000	49,590
2.30%, 12/13/2019	350,000	346,098
2.35%, 11/15/2021	175,000	168,878
2.55%, 10/23/2019	25,000	24,863
2.60%, 12/27/2020	250,000	246,452
2.63%, 4/25/2021	150,000	146,856
2.75%, 9/15/2020	250,000	247,410
2.88%, 2/25/2021	25,000	24,719
3.00%, 4/26/2022	250,000	245,403
3.50%, 1/23/2025	50,000	49,087
3.50%, 11/16/2026	250,000	240,522
3.63%, 1/22/2023	25,000	25,090
3.75%, 2/25/2026	50,000	49,287
4.00%, 3/3/2024	50,000	50,793
4.75%, 10/21/2045	50,000	53,514
5.15%, 5/22/2045	250,000	269,245
5.95%, 1/15/2027	50,000	55,875
6.25%, 2/1/2041	200,000	253,112
6.75%, 10/1/2037	150,000	188,007
3 Month USD LIBOR + 0.99%, 2.91%, 7/24/2023 (c)	250,000	243,155
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	193,394
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	250,000	242,877
3 Month USD LIBOR + 0.82%, 2.88%, 10/31/2022 (c)	275,000	269,019
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	312,448
Series MTN, 4.80%, 7/8/2044	50,000	53,827
HSBC Holdings PLC:
2.65%, 1/5/2022	325,000	316,114
2.95%, 5/25/2021	250,000	247,590
3.40%, 3/8/2021	275,000	276,339
3.60%, 5/25/2023	250,000	250,223
4.30%, 3/8/2026	250,000	256,047
5.10%, 4/5/2021	50,000	52,615
5.25%, 3/14/2044	200,000	220,594
6.50%, 9/15/2037	200,000	249,630

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	$250,000	$249,177
3 Month USD LIBOR + 0.92%, 3.03%, 11/22/2023 (c)	250,000	243,822
Huntington Bancshares, Inc. 2.30%, 1/14/2022	25,000	23,952
Industrial & Commercial Bank of China, Ltd. Series MTN, 3.23%, 11/13/2019	50,000	50,041
Intesa Sanpaolo SpA 5.25%, 1/12/2024	50,000	52,817
JPMorgan Chase & Co.:
2.20%, 10/22/2019	300,000	297,021
2.25%, 1/23/2020	150,000	148,178
2.40%, 6/7/2021	550,000	537,081
2.70%, 5/18/2023	125,000	120,430
2.95%, 10/1/2026	350,000	329,364
2.97%, 1/15/2023	50,000	49,005
3.38%, 5/1/2023	75,000	74,003
3.88%, 2/1/2024	50,000	50,761
4.13%, 12/15/2026	50,000	50,243
4.25%, 10/1/2027	80,000	81,138
4.85%, 2/1/2044	50,000	55,422
4.95%, 6/1/2045	50,000	53,930
5.40%, 1/6/2042	50,000	59,139
5.50%, 10/15/2040	150,000	179,754
3 Month USD LIBOR + 0.94%, 2.78%, 4/25/2023 (c)	338,000	329,438
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	179,043
3 Month USD LIBOR + 1.16%, 3.22%, 3/1/2025 (c)	100,000	97,392
3 Month USD LIBOR + 1.22%, 3.90%, 1/23/2049 (c)	200,000	189,472
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	247,945
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	193,762
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	195,478
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	95,706
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	48,489
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	100,748
JPMorgan Chase Bank NA 3 Month USD LIBOR + 0.28% 2.60%, 2/1/2021 (c)	250,000	248,520
KeyBank NA:
Series BKNT, 2.30%, 9/14/2022	250,000	239,942
Series MTN, 3.40%, 5/20/2026	25,000	24,097
KeyCorp.
Series MTN, 2.90%, 9/15/2020	100,000	99,534
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	23,675

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 10/1/2021	$50,000	$49,313
Series GMTN, 1.75%, 7/27/2026	50,000	45,698
Lloyds Banking Group PLC:
3.00%, 1/11/2022	200,000	196,976
3.75%, 1/11/2027	300,000	290,082
4.34%, 1/9/2048	200,000	186,254
4.65%, 3/24/2026	100,000	100,712
3 Month USD LIBOR + 0.81%, 2.91%, 11/7/2023 (c)	200,000	192,996
Manufacturers & Traders Trust Co.
Series BKNT, 2.63%, 1/25/2021	250,000	246,400
Mitsubishi UFJ Financial Group, Inc.:
2.19%, 9/13/2021	50,000	48,216
2.67%, 7/25/2022	300,000	291,129
2.76%, 9/13/2026	25,000	23,096
3.00%, 2/22/2022	50,000	49,373
3.29%, 7/25/2027	50,000	47,857
3.46%, 3/2/2023	50,000	49,883
3.68%, 2/22/2027	50,000	49,421
3.78%, 3/2/2025	50,000	50,042
3.85%, 3/1/2026	25,000	25,037
3.96%, 3/2/2028	50,000	50,261
Mizuho Financial Group, Inc.:
2.95%, 2/28/2022	200,000	196,346
4.02%, 3/5/2028	200,000	200,848
Morgan Stanley:
2.75%, 5/19/2022	450,000	438,682
2.80%, 6/16/2020	350,000	347,707
3.63%, 1/20/2027	100,000	97,851
3.95%, 4/23/2027	25,000	24,361
4.30%, 1/27/2045	50,000	50,611
4.38%, 1/22/2047	100,000	102,321
6.38%, 7/24/2042	65,000	84,274
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	96,807
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	97,501
Series GMTN, 2.38%, 7/23/2019	50,000	49,650
Series GMTN, 2.50%, 4/21/2021	225,000	220,099
Series GMTN, 3.75%, 2/25/2023	50,000	50,524
Series GMTN, 3.88%, 1/27/2026	125,000	124,857
Series GMTN, 4.00%, 7/23/2025	500,000	504,840
Series GMTN, 4.35%, 9/8/2026	50,000	50,348
Series MTN, 2.63%, 11/17/2021	250,000	243,832
Series MTN, 3.13%, 7/27/2026	225,000	212,798
MUFG Americas Holdings Corp. 2.25%, 2/10/2020	25,000	24,610
National Australia Bank, Ltd.:
1.38%, 7/12/2019	50,000	49,145

Security Description	Principal Amount	Value
1.88%, 7/12/2021	$250,000	$239,877
2.50%, 7/12/2026	50,000	45,834
2.88%, 4/12/2023	250,000	244,258
Northern Trust Corp. 3 Month USD LIBOR + 1.13% 3.38%, 5/8/2032 (c)	63,000	60,197
Oesterreichische Kontrollbank AG 1.13%, 4/26/2019	25,000	24,678
PNC Bank NA:
3.25%, 1/22/2028	250,000	240,845
Series BKNT, 2.15%, 4/29/2021	250,000	243,013
Series BKNT, 2.40%, 10/18/2019	200,000	198,746
Series BKNT, 2.63%, 2/17/2022	250,000	244,207
PNC Financial Services Group, Inc.:
3.15%, 5/19/2027	100,000	96,048
3.30%, 3/8/2022	50,000	50,277
3.90%, 4/29/2024	50,000	50,546
Regions Bank 2.75%, 4/1/2021	250,000	246,960
Regions Financial Corp. 3.20%, 2/8/2021	25,000	24,965
Royal Bank of Canada:
1.88%, 2/5/2020	250,000	246,312
2.30%, 3/22/2021	125,000	122,906
Series GMTN, 1.63%, 4/15/2019	50,000	49,459
Series GMTN, 2.13%, 3/2/2020	100,000	98,535
Series GMTN, 2.50%, 1/19/2021	100,000	98,548
Series GMTN, 4.65%, 1/27/2026	100,000	103,305
Royal Bank of Scotland Group PLC:
3.88%, 9/12/2023	75,000	74,064
3 Month USD LIBOR + 1.48%, 3.50%, 5/15/2023 (c)	250,000	245,583
Santander Holdings USA, Inc.:
3.40%, 1/18/2023	50,000	48,887
3.70%, 3/28/2022	60,000	60,108
4.40%, 7/13/2027	50,000	49,514
4.50%, 7/17/2025	50,000	50,997
Santander UK Group Holdings PLC:
2.88%, 10/16/2020	100,000	99,091
3.57%, 1/10/2023	250,000	246,998
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	190,410
Skandinaviska Enskilda Banken AB 1.88%, 9/13/2021	50,000	47,683
Sumitomo Mitsui Financial Group, Inc.:
2.44%, 10/19/2021	70,000	67,947
2.78%, 7/12/2022	350,000	341,380

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.78%, 10/18/2022	$100,000	$97,139
2.85%, 1/11/2022	250,000	245,500
2.93%, 3/9/2021	100,000	99,451
3.01%, 10/19/2026	50,000	47,004
3.10%, 1/17/2023	200,000	196,564
3.36%, 7/12/2027	50,000	48,165
3.78%, 3/9/2026	30,000	29,937
SunTrust Bank:
Series BKNT, 2.25%, 1/31/2020	50,000	49,325
Series BKNT, 2.45%, 8/1/2022	50,000	48,190
Series BKNT, 3.00%, 2/2/2023	100,000	98,341
SunTrust Banks, Inc. 2.70%, 1/27/2022	50,000	48,911
Svenska Handelsbanken AB:
1.95%, 9/8/2020	168,000	163,810
Series GMTN, 2.40%, 10/1/2020	75,000	73,735
Synchrony Bank 3.00%, 6/15/2022	250,000	241,780
Synovus Financial Corp. 3.13%, 11/1/2022	15,000	14,574
Toronto-Dominion Bank:
1.45%, 8/13/2019	325,000	319,478
Series GMTN, 2.50%, 12/14/2020	50,000	49,341
Series GMTN, 2.55%, 1/25/2021	100,000	98,733
UBS AG
Series GMTN, 2.35%, 3/26/2020	100,000	98,629
US Bancorp:
Series MTN, 2.20%, 4/25/2019	25,000	24,881
Series MTN, 2.35%, 1/29/2021	100,000	98,543
Series MTN, 3.10%, 4/27/2026	50,000	47,681
Series MTN, 3.60%, 9/11/2024	25,000	25,030
Series V, 2.63%, 1/24/2022	300,000	295,509
US Bank NA
Series BKNT, 1.40%, 4/26/2019	350,000	345,457
Wells Fargo & Co.:
2.10%, 7/26/2021	300,000	289,332
2.50%, 3/4/2021	50,000	49,077
3.00%, 4/22/2026	250,000	235,242
3.00%, 10/23/2026	250,000	234,080
3.07%, 1/24/2023	250,000	245,862
4.13%, 8/15/2023	25,000	25,377
4.48%, 1/16/2024	25,000	25,745
5.38%, 11/2/2043	150,000	165,531
5.61%, 1/15/2044	325,000	371,634
Series GMTN, 4.30%, 7/22/2027	50,000	50,352
Series GMTN, 4.90%, 11/17/2045	150,000	157,363
Series MTN, 2.63%, 7/22/2022	365,000	353,065
Series MTN, 3.00%, 1/22/2021	50,000	49,761
Series MTN, 3.30%, 9/9/2024	150,000	146,421
Series MTN, 3.55%, 9/29/2025	50,000	49,105

Security Description	Principal Amount	Value
Series MTN, 4.75%, 12/7/2046	$150,000	$153,793
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	341,373
Wells Fargo Bank NA Series BKNT, 2.15%, 12/6/2019	300,000	296,781
Wells Fargo Capital 5.95%, 12/1/2086	25,000	27,145
Westpac Banking Corp.:
2.15%, 3/6/2020	200,000	196,938
2.65%, 1/25/2021	100,000	98,833
2.80%, 1/11/2022	100,000	98,615
2.85%, 5/13/2026	50,000	47,115
3.35%, 3/8/2027	150,000	145,260
3.40%, 1/25/2028	100,000	96,995

		45,632,165

BEVERAGES — 0.7%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/1/2021	455,000	451,228
3.30%, 2/1/2023	350,000	350,042
3.65%, 2/1/2026	250,000	248,320
4.70%, 2/1/2036	425,000	449,624
4.90%, 2/1/2046	475,000	510,725
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/2022	50,000	48,568
3.50%, 1/12/2024 (d)	100,000	100,764
3.75%, 1/15/2022	200,000	204,080
3.75%, 7/15/2042	50,000	45,978
4.00%, 4/13/2028 (d)	80,000	81,169
4.38%, 4/15/2038 (d)	15,000	15,330
4.60%, 4/15/2048 (d)	35,000	36,282
4.75%, 4/15/2058 (d)	25,000	25,742
4.95%, 1/15/2042	250,000	271,270
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	50,312
4.00%, 4/15/2038	50,000	50,473
Coca-Cola Co.:
1.38%, 5/30/2019	275,000	271,524
1.55%, 9/1/2021	200,000	191,706
2.20%, 5/25/2022	200,000	194,174
2.25%, 9/1/2026	25,000	23,104
2.88%, 10/27/2025	25,000	24,298
3.20%, 11/1/2023	25,000	25,143
Constellation Brands, Inc.:
2.25%, 11/6/2020	250,000	244,398
2.70%, 5/9/2022	50,000	48,358
3.75%, 5/1/2021	5,000	5,075
3.88%, 11/15/2019	5,000	5,073
4.25%, 5/1/2023	25,000	25,674
4.50%, 5/9/2047	50,000	49,925
Diageo Capital PLC 2.63%, 4/29/2023	75,000	72,709
Diageo Investment Corp. 4.25%, 5/11/2042	25,000	26,612

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Dr Pepper Snapple Group, Inc. 3.13%, 12/15/2023	$50,000	$48,487
Molson Coors Brewing Co.:
2.10%, 7/15/2021	250,000	240,385
2.25%, 3/15/2020	50,000	49,293
3.00%, 7/15/2026	50,000	46,346
4.20%, 7/15/2046	30,000	28,314
PepsiCo, Inc.:
1.70%, 10/6/2021	150,000	144,048
1.85%, 4/30/2020	25,000	24,587
2.00%, 4/15/2021	250,000	244,095
2.15%, 10/14/2020	50,000	49,270
2.25%, 5/2/2022	300,000	291,750
2.85%, 2/24/2026	85,000	81,492
3.45%, 10/6/2046	150,000	138,049
3.60%, 3/1/2024	25,000	25,529
4.45%, 4/14/2046	75,000	80,591
4.60%, 7/17/2045	25,000	27,367

		5,667,283

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.85%, 8/19/2021	200,000	191,588
2.20%, 5/22/2019	50,000	49,643
2.65%, 5/11/2022	150,000	146,310
3.20%, 11/2/2027	250,000	237,400
3.63%, 5/22/2024	100,000	100,415
4.40%, 5/1/2045	50,000	50,054
4.56%, 6/15/2048	200,000	203,990
4.66%, 6/15/2051	225,000	232,241
6.38%, 6/1/2037	50,000	62,416
Baxalta, Inc.:
2.88%, 6/23/2020	25,000	24,807
4.00%, 6/23/2025	25,000	24,925
Biogen, Inc.:
2.90%, 9/15/2020	25,000	24,842
4.05%, 9/15/2025	50,000	51,162
5.20%, 9/15/2045	25,000	27,285
Celgene Corp.:
2.88%, 8/15/2020	225,000	223,956
2.88%, 2/19/2021	25,000	24,822
3.25%, 2/20/2023	50,000	49,130
3.63%, 5/15/2024	25,000	24,706
3.88%, 8/15/2025	25,000	24,773
3.90%, 2/20/2028	100,000	98,300
4.35%, 11/15/2047	225,000	213,946
4.55%, 2/20/2048	100,000	98,295
4.63%, 5/15/2044	50,000	49,688
Gilead Sciences, Inc.:
1.95%, 3/1/2022	5,000	4,783
2.55%, 9/1/2020	250,000	247,965
2.95%, 3/1/2027	25,000	23,717
3.25%, 9/1/2022	250,000	250,050
3.65%, 3/1/2026	85,000	85,277
4.15%, 3/1/2047	120,000	118,619
4.40%, 12/1/2021	25,000	26,017
4.50%, 2/1/2045	25,000	25,907
4.60%, 9/1/2035	100,000	107,202

Security Description	Principal Amount	Value
4.75%, 3/1/2046	$175,000	$188,482
4.80%, 4/1/2044	25,000	26,977

		3,339,690

CHEMICALS — 0.4%
Agrium, Inc. 4.13%, 3/15/2035	25,000	24,647
Celanese US Holdings LLC:
4.63%, 11/15/2022	10,000	10,435
5.88%, 6/15/2021	10,000	10,745
Dow Chemical Co.:
3.00%, 11/15/2022	275,000	270,201
4.25%, 11/15/2020	25,000	25,657
4.25%, 10/1/2034	50,000	50,180
4.38%, 11/15/2042	50,000	49,933
Eastman Chemical Co. 3.80%, 3/15/2025	25,000	25,273
EI du Pont de Nemours & Co.:
2.20%, 5/1/2020	183,000	180,493
3.63%, 1/15/2021	25,000	25,425
4.63%, 1/15/2020	50,000	51,522
LYB International Finance B.V. 4.88%, 3/15/2044	25,000	26,145
LYB International Finance II B.V. 3.50%, 3/2/2027	250,000	240,190
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	24,551
5.00%, 4/15/2019	100,000	101,517
5.75%, 4/15/2024	100,000	109,817
Monsanto Co.:
2.13%, 7/15/2019	200,000	198,310
2.75%, 7/15/2021	50,000	49,273
4.70%, 7/15/2064	25,000	24,028
Mosaic Co.:
3.25%, 11/15/2022	250,000	245,102
4.05%, 11/15/2027	250,000	243,137
5.63%, 11/15/2043	25,000	26,264
Potash Corp. of Saskatchewan, Inc.:
3.00%, 4/1/2025	50,000	47,391
4.00%, 12/15/2026	50,000	50,000
PPG Industries, Inc. 2.30%, 11/15/2019	25,000	24,848
Praxair, Inc.:
3.20%, 1/30/2026	25,000	24,771
3.55%, 11/7/2042	25,000	24,073
RPM International, Inc.:
3.75%, 3/15/2027	50,000	48,820
4.25%, 1/15/2048	200,000	186,524
5.25%, 6/1/2045	25,000	27,367
Sherwin-Williams Co.:
2.25%, 5/15/2020	300,000	294,891
2.75%, 6/1/2022	200,000	194,656
3.45%, 6/1/2027	30,000	28,755
4.50%, 6/1/2047	150,000	149,752
Westlake Chemical Corp.:
4.38%, 11/15/2047	150,000	144,735

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 8/15/2046	$100,000	$105,392

		3,364,820

COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc. 2.25%, 9/15/2020	20,000	19,759
Ecolab, Inc.:
2.38%, 8/10/2022	150,000	145,101
2.70%, 11/1/2026	150,000	140,764
4.35%, 12/8/2021	20,000	20,899
George Washington University Series 2018, 4.13%, 9/15/2048 (d)	100,000	101,152
Massachusetts Institute of Technology 3.96%, 7/1/2038	50,000	52,055
Moody’s Corp.:
2.63%, 1/15/2023 (b)	250,000	241,478
2.75%, 7/15/2019	50,000	49,906
2.75%, 12/15/2021	200,000	196,270
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	146,556
President and Fellows of Harvard College 3.15%, 7/15/2046	225,000	207,317
S&P Global, Inc. 3.30%, 8/14/2020	50,000	50,262
University of Southern California 3.03%, 10/1/2039	25,000	22,779

		1,394,298

CONSTRUCTION MATERIALS — 0.1%
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	325,280
3.63%, 7/2/2024 (c) (e)	25,000	25,063
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	100,000	92,646
Masco Corp.:
3.50%, 4/1/2021	30,000	30,051
4.38%, 4/1/2026	170,000	173,490
Owens Corning 4.30%, 7/15/2047	100,000	91,403
Vulcan Materials Co. 4.70%, 3/1/2048 (b)	100,000	97,681

		835,614

DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc. 4.60%, 6/15/2045	50,000	53,014

DIVERSIFIED FINANCIAL SERVICES — 0.7%
AerCap Ireland Capital
DAC/AerCap Global Aviation Trust:
3.50%, 5/26/2022	150,000	147,904

Security Description	Principal Amount	Value
3.65%, 7/21/2027	$150,000	$140,998
3.95%, 2/1/2022	150,000	150,420
4.50%, 5/15/2021	300,000	307,512
Air Lease Corp.:
2.75%, 1/15/2023	50,000	48,130
3.00%, 9/15/2023	25,000	23,948
3.25%, 3/1/2025	100,000	95,459
3.63%, 4/1/2027	70,000	66,659
4.25%, 9/15/2024	25,000	25,390
American Express Co.:
2.20%, 10/30/2020	60,000	58,515
2.50%, 8/1/2022	250,000	241,392
3.00%, 10/30/2024	100,000	96,049
3.40%, 2/27/2023	200,000	199,352
American Express Credit Corp.:
Series GMTN, 2.25%, 8/15/2019	50,000	49,658
Series MTN, 2.25%, 5/5/2021	350,000	340,652
Ameriprise Financial, Inc. 3.70%, 10/15/2024	50,000	50,622
BlackRock, Inc.:
3.20%, 3/15/2027	56,000	54,492
3.50%, 3/18/2024	25,000	25,210
Brookfield Finance, Inc.:
3.90%, 1/25/2028	50,000	48,499
4.70%, 9/20/2047	50,000	48,636
Cboe Global Markets, Inc. 1.95%, 6/28/2019	30,000	29,659
Charles Schwab Corp.:
2.65%, 1/25/2023	100,000	97,613
3.20%, 1/25/2028	50,000	47,992
3.45%, 2/13/2026	50,000	49,700
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	66,403
Discover Financial Services:
3.85%, 11/21/2022	50,000	49,989
4.10%, 2/9/2027	75,000	74,056
E*TRADE Financial Corp. 2.95%, 8/24/2022	175,000	170,354
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	148,918
GE Capital International Funding Co. 2.34%, 11/15/2020	200,000	195,496
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	550,000	535,772
Intercontinental Exchange, Inc.:
2.75%, 12/1/2020	50,000	49,654
3.10%, 9/15/2027	100,000	95,770
3.75%, 12/1/2025	180,000	183,307
Invesco Finance PLC 3.75%, 1/15/2026	50,000	50,328
Jefferies Group LLC 6.50%, 1/20/2043	50,000	55,779
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.:
4.15%, 1/23/2030	50,000	46,561

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 1/15/2027	$90,000	$91,944
Mastercard, Inc.:
3.50%, 2/26/2028	30,000	30,300
3.95%, 2/26/2048	30,000	31,018
National Rural Utilities Cooperative Finance Corp.:
2.95%, 2/7/2024	100,000	97,719
3.40%, 2/7/2028	50,000	49,098
4.02%, 11/1/2032	50,000	51,039
3 Month USD LIBOR + 2.91%, 4.75%, 4/30/2043 (c)	75,000	76,454
Series MTN, 2.90%, 3/15/2021	50,000	49,667
ORIX Corp.:
2.90%, 7/18/2022	30,000	29,316
3.70%, 7/18/2027	50,000	48,936
Synchrony Financial 4.50%, 7/23/2025	50,000	50,067
TD Ameritrade Holding Corp.:
2.95%, 4/1/2022	150,000	148,665
5.60%, 12/1/2019	25,000	26,109
Visa, Inc.:
2.15%, 9/15/2022	250,000	240,812
2.80%, 12/14/2022	75,000	74,042
3.15%, 12/14/2025	250,000	245,762
3.65%, 9/15/2047	200,000	193,698
4.15%, 12/14/2035	50,000	53,226
4.30%, 12/14/2045	50,000	53,391

		5,808,111

ELECTRIC — 1.6%
AEP Texas, Inc.:
2.40%, 10/1/2022	150,000	144,256
3.80%, 10/1/2047	25,000	23,755
AEP Transmission Co. LLC 3.75%, 12/1/2047 (b)	100,000	95,609
Alabama Power Co. 3.85%, 12/1/2042	75,000	74,379
Ameren Corp. 3.65%, 2/15/2026	50,000	49,353
Ameren Illinois Co.:
3.70%, 12/1/2047	50,000	48,355
4.15%, 3/15/2046	50,000	51,918
American Electric Power Co., Inc. Series F, 2.95%, 12/15/2022	50,000	49,311
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	26,150
7.00%, 4/1/2038	25,000	34,372
Arizona Public Service Co.:
3.75%, 5/15/2046	25,000	24,172
4.35%, 11/15/2045	50,000	52,941
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,622
Baltimore Gas & Electric Co. 6.35%, 10/1/2036	50,000	64,623
Berkshire Hathaway Energy Co.:
2.40%, 2/1/2020	230,000	228,068
2.80%, 1/15/2023 (b)	40,000	39,182
3.25%, 4/15/2028 (b)	30,000	28,963

Security Description	Principal Amount	Value
3.75%, 11/15/2023	$350,000	$357,074
4.50%, 2/1/2045	50,000	53,441
5.15%, 11/15/2043	150,000	172,618
Black Hills Corp. 3.15%, 1/15/2027	25,000	23,540
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	50,544
Series AA, 3.00%, 2/1/2027	100,000	96,147
Series Z, 2.40%, 9/1/2026	50,000	46,152
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	20,553
CMS Energy Corp. 3.45%, 8/15/2027	50,000	48,469
Commonwealth Edison Co.:
4.00%, 8/1/2020	100,000	102,310
4.00%, 3/1/2048	125,000	125,600
Series 123, 3.75%, 8/15/2047	150,000	143,848
Connecticut Light & Power Co.:
Series A, 3.20%, 3/15/2027	150,000	146,679
Series A, 4.15%, 6/1/2045	100,000	103,818
Consolidated Edison Co. of New York, Inc.:
3.85%, 6/15/2046	50,000	48,669
4.45%, 3/15/2044	75,000	79,852
Series 06-B, 6.20%, 6/15/2036	25,000	31,880
Consolidated Edison, Inc. 2.00%, 5/15/2021	180,000	173,776
Consumers Energy Co. 3.25%, 8/15/2046	50,000	44,991
Dominion Energy, Inc.:
2.58%, 7/1/2020	300,000	296,244
4.10%, 4/1/2021 (e)	150,000	152,442
4.70%, 12/1/2044	130,000	137,565
Series B, 2.75%, 1/15/2022	150,000	146,292
Series D, 2.85%, 8/15/2026	25,000	23,161
DTE Electric Co. 3.70%, 6/1/2046	75,000	72,572
DTE Energy Co.:
2.40%, 12/1/2019	25,000	24,709
Series B, 3.30%, 6/15/2022	175,000	174,377
Duke Energy Carolinas LLC:
3.88%, 3/15/2046	150,000	147,955
4.25%, 12/15/2041	130,000	136,332
Duke Energy Corp.:
2.40%, 8/15/2022	200,000	191,940
2.65%, 9/1/2026	50,000	45,619
3.15%, 8/15/2027	100,000	94,314
3.75%, 9/1/2046	150,000	135,824
3.95%, 8/15/2047	150,000	141,003
Duke Energy Florida LLC:
3.20%, 1/15/2027	250,000	244,333
6.40%, 6/15/2038	50,000	66,926
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	26,819
Duke Energy Progress LLC:
2.80%, 5/15/2022	100,000	98,807
3.60%, 9/15/2047	50,000	47,108

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 8/15/2045	$150,000	$155,335
Edison International:
2.95%, 3/15/2023	50,000	48,462
4.13%, 3/15/2028	50,000	50,452
Emera US Finance L.P.:
2.15%, 6/15/2019	100,000	98,830
4.75%, 6/15/2046	130,000	130,407
Entergy Corp.:
2.95%, 9/1/2026	50,000	46,556
4.00%, 7/15/2022	50,000	51,056
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	23,317
3.25%, 4/1/2028	200,000	192,922
Entergy Mississippi, Inc. 2.85%, 6/1/2028	25,000	23,383
Eversource Energy:
Series K, 2.75%, 3/15/2022	50,000	48,945
Series L, 2.90%, 10/1/2024	250,000	239,967
Exelon Corp.:
3.40%, 4/15/2026	100,000	96,528
3.50%, 6/1/2022	200,000	197,930
3.95%, 6/15/2025	50,000	50,275
5.10%, 6/15/2045	330,000	368,244
Exelon Generation Co. LLC 3.40%, 3/15/2022	250,000	249,995
FirstEnergy Corp.:
Series B, 3.90%, 7/15/2027	280,000	274,644
Series B, 4.25%, 3/15/2023	10,000	10,140
Series C, 4.85%, 7/15/2047	50,000	52,411
Series C, 7.38%, 11/15/2031	20,000	26,261
Florida Power & Light Co.:
3.25%, 6/1/2024	25,000	25,069
3.95%, 3/1/2048	85,000	86,436
4.05%, 10/1/2044	50,000	51,542
Fortis, Inc. 3.06%, 10/4/2026	50,000	46,318
Interstate Power & Light Co. 3.70%, 9/15/2046	50,000	47,896
ITC Holdings Corp. 3.35%, 11/15/2027 (b)	50,000	47,749
Kansas City Power & Light Co.:
4.20%, 6/15/2047	25,000	24,835
4.20%, 3/15/2048	50,000	51,162
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	151,665
NextEra Energy Capital Holdings, Inc.:
2.30%, 4/1/2019	100,000	99,407
2.80%, 1/15/2023	150,000	145,939
3.55%, 5/1/2027	100,000	97,340
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (c)	25,000	24,104
Northern States Power Co. 3.60%, 9/15/2047	50,000	47,701
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	48,878
Oncor Electric Delivery Co. LLC:
3.80%, 9/30/2047 (b)	100,000	98,019

Security Description	Principal Amount	Value
7.50%, 9/1/2038	$50,000	$72,422
Pacific Gas & Electric Co.:
2.95%, 3/1/2026	50,000	46,710
3.25%, 6/15/2023	50,000	49,275
3.30%, 3/15/2027	150,000	142,908
3.95%, 12/1/2047 (b)	200,000	185,626
4.75%, 2/15/2044	50,000	51,804
6.05%, 3/1/2034	50,000	59,535
PECO Energy Co. 3.90%, 3/1/2048	125,000	124,729
PPL Capital Funding, Inc.:
3.50%, 12/1/2022	75,000	75,181
4.00%, 9/15/2047	250,000	241,557
5.00%, 3/15/2044	50,000	55,318
PPL Electric Utilities Corp. 3.95%, 6/1/2047	50,000	50,193
Public Service Co. of Colorado:
3.20%, 11/15/2020	25,000	25,154
3.80%, 6/15/2047	150,000	148,299
Public Service Electric & Gas Co.:
Series MTN, 1.90%, 3/15/2021	50,000	48,469
Series MTN, 3.60%, 12/1/2047	100,000	95,276
Series MTN, 3.65%, 9/1/2042	50,000	48,390
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	100,000	96,831
Puget Sound Energy, Inc. 5.80%, 3/15/2040	50,000	62,937
San Diego Gas & Electric Co. Series RRR, 3.75%, 6/1/2047	50,000	49,266
Sempra Energy:
2.40%, 2/1/2020	220,000	217,683
2.90%, 2/1/2023	15,000	14,682
3.40%, 2/1/2028	30,000	28,770
3.80%, 2/1/2038	50,000	47,147
4.00%, 2/1/2048	30,000	28,067
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	46,555
South Carolina Electric & Gas Co.:
4.10%, 6/15/2046	50,000	48,001
4.50%, 6/1/2064	35,000	33,769
Southern California Edison Co.:
4.00%, 4/1/2047	191,000	190,635
4.50%, 9/1/2040	25,000	26,634
Series 13-A, 3.90%, 3/15/2043	50,000	49,264
Series B, 3.65%, 3/1/2028	100,000	100,482
Series C, 3.60%, 2/1/2045	50,000	46,872
Southern Co.:
1.85%, 7/1/2019	250,000	246,612
2.35%, 7/1/2021	75,000	72,770
3.25%, 7/1/2026	50,000	47,458
4.25%, 7/1/2036	250,000	254,195
Series B, 3 Month USD LIBOR + 3.63%, 5.50%, 3/15/2057 (c)	50,000	51,851
Southern Power Co. Series F, 4.95%, 12/15/2046	150,000	155,604

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Electric Power Co. Series K, 2.75%, 10/1/2026	$50,000	$46,373
Southwestern Public Service Co. 3.30%, 6/15/2024	50,000	49,701
Virginia Electric & Power Co.:
3.45%, 2/15/2024	50,000	50,115
8.88%, 11/15/2038	50,000	83,457
Series B, 2.95%, 11/15/2026	30,000	28,539
WEC Energy Group, Inc. 3.55%, 6/15/2025	25,000	24,823
Westar Energy, Inc. 4.13%, 3/1/2042	30,000	30,922
Xcel Energy, Inc. 2.60%, 3/15/2022	200,000	195,744

		12,835,057

ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
2.63%, 12/1/2021	50,000	49,415
2.63%, 2/15/2023	25,000	24,261
Hubbell, Inc. 3.35%, 3/1/2026	50,000	49,143

		122,819

ELECTRONICS — 0.1%
Allegion US Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,643
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	47,802
3.88%, 1/12/2028	25,000	24,196
Corning, Inc.:
4.38%, 11/15/2057	25,000	23,238
5.75%, 8/15/2040	25,000	29,761
Fortive Corp. 3.15%, 6/15/2026	50,000	47,904
Honeywell International, Inc.:
1.40%, 10/30/2019	150,000	147,291
2.50%, 11/1/2026	150,000	138,715
3.35%, 12/1/2023	50,000	50,918
Jabil, Inc. 3.95%, 1/12/2028	25,000	24,217
Keysight Technologies, Inc. 4.60%, 4/6/2027	30,000	30,908
Koninklijke Philips NV 3.75%, 3/15/2022	50,000	51,689
Tyco Electronics Group SA 3.70%, 2/15/2026	50,000	50,256

		714,538

ENGINEERING & CONSTRUCTION — 0.0% (a)
ABB Finance USA, Inc. 2.88%, 5/8/2022	50,000	49,437

ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
2.90%, 7/1/2026	45,000	42,233

Security Description	Principal Amount	Value
3.38%, 11/15/2027	$60,000	$57,823
3.55%, 6/1/2022	25,000	25,286
Waste Management, Inc.:
2.40%, 5/15/2023	150,000	143,289
3.15%, 11/15/2027	200,000	190,272
3.50%, 5/15/2024	25,000	25,148
3.90%, 3/1/2035	50,000	49,919

		533,970

FOOD — 0.4%
Campbell Soup Co.:
3.30%, 3/15/2021	35,000	35,245
3.65%, 3/15/2023	50,000	50,063
3.95%, 3/15/2025	100,000	99,699
4.15%, 3/15/2028	50,000	49,762
4.80%, 3/15/2048	20,000	20,114
General Mills, Inc.:
2.20%, 10/21/2019	25,000	24,711
3.20%, 2/10/2027	100,000	92,723
3.65%, 2/15/2024	50,000	50,504
Hershey Co. 3.20%, 8/21/2025	25,000	24,636
JM Smucker Co.:
2.20%, 12/6/2019	100,000	98,787
2.50%, 3/15/2020	25,000	24,731
3.38%, 12/15/2027	100,000	95,477
4.25%, 3/15/2035	50,000	49,794
Kellogg Co.:
4.15%, 11/15/2019	25,000	25,472
4.50%, 4/1/2046	100,000	99,195
Kraft Heinz Foods Co.:
2.80%, 7/2/2020	100,000	99,309
3.00%, 6/1/2026	150,000	138,565
3.50%, 7/15/2022	50,000	49,911
3.95%, 7/15/2025	50,000	49,788
4.38%, 6/1/2046	50,000	45,754
5.20%, 7/15/2045	200,000	203,510
6.88%, 1/26/2039	50,000	61,665
Kroger Co.:
2.65%, 10/15/2026	50,000	45,130
2.80%, 8/1/2022	200,000	194,762
3.70%, 8/1/2027	35,000	33,935
3.85%, 8/1/2023	75,000	76,315
4.45%, 2/1/2047	100,000	94,323
4.65%, 1/15/2048	100,000	97,182
McCormick & Co., Inc.:
2.70%, 8/15/2022	200,000	194,540
3.40%, 8/15/2027	250,000	239,232
Mondelez International, Inc. 4.00%, 2/1/2024	100,000	102,953
Sysco Corp.:
3.25%, 7/15/2027	50,000	47,979
3.30%, 7/15/2026	100,000	96,735
3.55%, 3/15/2025	50,000	49,893
3.75%, 10/1/2025	5,000	5,082
4.45%, 3/15/2048	50,000	50,152
4.85%, 10/1/2045	5,000	5,291
Tyson Foods, Inc.:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.55%, 6/2/2027	$150,000	$144,732
4.50%, 6/15/2022	30,000	31,111
4.55%, 6/2/2047	285,000	285,861

		3,284,623

FOREST PRODUCTS & PAPER — 0.1%
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027 (b)	200,000	192,584
4.50%, 8/1/2024	50,000	51,276
Fibria Overseas Finance, Ltd. 5.50%, 1/17/2027	25,000	25,858
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	34,130
International Paper Co.:
3.00%, 2/15/2027	150,000	138,718
3.65%, 6/15/2024	25,000	24,894
4.35%, 8/15/2048	150,000	141,894
4.40%, 8/15/2047	50,000	47,663
5.00%, 9/15/2035	100,000	104,981

		761,998

GAS — 0.1%
Atmos Energy Corp.:
3.00%, 6/15/2027	150,000	144,342
4.15%, 1/15/2043	25,000	25,734
CenterPoint Energy Resources Corp.
3.55%, 4/1/2023	100,000	100,404
Dominion Energy Gas Holdings LLC:
2.80%, 11/15/2020	50,000	49,555
3.60%, 12/15/2024	50,000	49,826
4.80%, 11/1/2043	25,000	26,882
National Fuel Gas Co. 3.95%, 9/15/2027	50,000	48,492
NiSource Finance Corp. 4.80%, 2/15/2044	30,000	31,508
NiSource, Inc.:
3.49%, 5/15/2027	50,000	48,310
4.38%, 5/15/2047	150,000	151,147
Sempra Energy 3.25%, 6/15/2027	50,000	47,578
Southern California Gas Co.:
3.15%, 9/15/2024	25,000	24,814
3.20%, 6/15/2025	50,000	49,475
3.75%, 9/15/2042	30,000	29,503
5.13%, 11/15/2040	25,000	29,785
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	152,485
5.25%, 8/15/2019	25,000	25,704
Southwest Gas Corp. 3.70%, 4/1/2028	25,000	25,230

		1,060,774

HEALTH CARE PRODUCTS — 0.5%
Abbott Laboratories:

Security Description	Principal Amount	Value
2.35%, 11/22/2019	$180,000	$178,479
2.90%, 11/30/2021	50,000	49,461
2.95%, 3/15/2025	75,000	71,803
3.40%, 11/30/2023	50,000	49,675
3.75%, 11/30/2026	150,000	149,098
4.75%, 11/30/2036	250,000	269,743
4.75%, 4/15/2043	25,000	26,832
4.90%, 11/30/2046	50,000	55,016
Baxter International, Inc. 3.50%, 8/15/2046	50,000	43,503
Becton Dickinson and Co.:
2.40%, 6/5/2020	20,000	19,620
2.68%, 12/15/2019	44,000	43,743
2.89%, 6/6/2022	235,000	227,926
3.36%, 6/6/2024	50,000	48,206
3.70%, 6/6/2027	250,000	241,138
3.73%, 12/15/2024	50,000	49,141
4.67%, 6/6/2047	210,000	212,654
4.69%, 12/15/2044	25,000	25,134
Boston Scientific Corp.:
3.38%, 5/15/2022	50,000	49,812
4.00%, 3/1/2028	150,000	150,321
Covidien International Finance SA 3.20%, 6/15/2022	50,000	49,981
Danaher Corp. 2.40%, 9/15/2020	45,000	44,586
Medtronic, Inc.:
2.50%, 3/15/2020	250,000	248,485
3.15%, 3/15/2022	150,000	150,247
3.50%, 3/15/2025	150,000	150,120
4.38%, 3/15/2035	75,000	79,529
4.63%, 3/15/2045	175,000	191,081
5.55%, 3/15/2040	25,000	29,970
Stryker Corp.:
3.38%, 11/1/2025	25,000	24,706
3.50%, 3/15/2026	25,000	24,947
3.65%, 3/7/2028	50,000	50,210
4.63%, 3/15/2046	25,000	26,791
Thermo Fisher Scientific, Inc.:
3.00%, 4/15/2023	250,000	243,705
3.30%, 2/15/2022	50,000	49,892
4.10%, 8/15/2047	350,000	342,104
4.15%, 2/1/2024	25,000	25,661
Zimmer Biomet Holdings, Inc.:
2.70%, 4/1/2020	250,000	247,390
3.55%, 4/1/2025	100,000	97,085

		4,037,795

HEALTH CARE SERVICES — 0.4%
Aetna, Inc.:
2.80%, 6/15/2023	200,000	192,064
3.88%, 8/15/2047	100,000	89,629
4.13%, 11/15/2042	25,000	23,577
Anthem, Inc.:
2.25%, 8/15/2019	50,000	49,526
2.50%, 11/21/2020	15,000	14,749
2.95%, 12/1/2022	50,000	48,776

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 1/15/2023	$50,000	$49,443
3.35%, 12/1/2024	50,000	48,599
3.50%, 8/15/2024	25,000	24,523
3.65%, 12/1/2027	130,000	125,958
4.10%, 3/1/2028	100,000	100,125
4.38%, 12/1/2047	130,000	127,373
4.55%, 3/1/2048	50,000	50,551
4.65%, 1/15/2043	50,000	50,356
Ascension Health 3.95%, 11/15/2046	150,000	151,376
Catholic Health Initiatives 4.35%, 11/1/2042	25,000	23,112
Cigna Corp. 3.05%, 10/15/2027	50,000	45,891
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	50,698
Howard Hughes Medical Institute 3.50%, 9/1/2023	25,000	25,482
Humana, Inc.:
2.50%, 12/15/2020	25,000	24,528
2.63%, 10/1/2019	50,000	49,764
2.90%, 12/15/2022	150,000	145,983
4.80%, 3/15/2047	100,000	103,746
4.95%, 10/1/2044	50,000	52,858
Kaiser Foundation Hospitals 3.50%, 4/1/2022	50,000	50,840
Laboratory Corp. of America Holdings:
2.63%, 2/1/2020	25,000	24,808
3.25%, 9/1/2024	100,000	97,419
4.70%, 2/1/2045	25,000	25,191
Memorial Sloan-Kettering Cancer Center
4.13%, 7/1/2052	25,000	25,444
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	49,267
Partners Healthcare System, Inc.
Series 2017, 3.77%, 7/1/2048	100,000	95,174
Quest Diagnostics, Inc.:
2.70%, 4/1/2019	25,000	24,976
4.70%, 3/30/2045	25,000	25,643
UnitedHealth Group, Inc.:
1.95%, 10/15/2020	200,000	195,282
2.13%, 3/15/2021	150,000	146,256
2.38%, 10/15/2022	100,000	96,428
2.70%, 7/15/2020	105,000	104,478
2.88%, 3/15/2022	25,000	24,690
3.10%, 3/15/2026	50,000	48,373
3.38%, 4/15/2027	100,000	98,676
3.75%, 7/15/2025	5,000	5,076
3.75%, 10/15/2047	50,000	47,158
4.25%, 4/15/2047	100,000	102,433
4.63%, 7/15/2035	200,000	219,048
4.75%, 7/15/2045	230,000	252,919
6.88%, 2/15/2038	25,000	34,433

		3,462,699

Security Description	Principal Amount	Value
HOME BUILDERS — 0.0% (a)
DR Horton, Inc.:
2.55%, 12/1/2020	$25,000	$24,634
4.00%, 2/15/2020	15,000	15,246

		39,880

HOME FURNISHINGS — 0.0% (a)
Whirlpool Corp. 4.50%, 6/1/2046	25,000	24,918

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
Series GMTN, 2.25%, 11/15/2022	30,000	29,162
Series MTN, 3.70%, 8/1/2047	55,000	52,649
Estee Lauder Cos., Inc. 1.80%, 2/7/2020	100,000	98,370
Procter & Gamble Co.:
1.70%, 11/3/2021	100,000	96,336
1.85%, 2/2/2021	50,000	48,826
1.90%, 10/23/2020	250,000	245,587
2.15%, 8/11/2022	150,000	145,199
2.45%, 11/3/2026	150,000	139,455
3.50%, 10/25/2047	100,000	95,164
Unilever Capital Corp.:
1.38%, 7/28/2021	100,000	95,085
2.00%, 7/28/2026	100,000	89,019
2.60%, 5/5/2024	250,000	240,132
2.90%, 5/5/2027	150,000	142,599
3.10%, 7/30/2025	50,000	49,000

		1,566,583

HOUSEHOLD PRODUCTS & WARES — 0.0% (a)
Clorox Co. 3.10%, 10/1/2027	50,000	48,396
Kimberly-Clark Corp.:
2.75%, 2/15/2026	25,000	23,873
3.90%, 5/4/2047	50,000	49,733

		122,002

HOUSEWARES — 0.1%
Newell Brands, Inc.:
3.15%, 4/1/2021	50,000	49,518
3.85%, 4/1/2023	50,000	49,865
4.20%, 4/1/2026	50,000	49,533
5.38%, 4/1/2036	150,000	156,559
5.50%, 4/1/2046	50,000	52,751

		358,226

INSURANCE — 0.8%
Aflac, Inc. 3.63%, 6/15/2023	50,000	50,596
Alleghany Corp. 4.90%, 9/15/2044	50,000	52,057
Allstate Corp.: 4.20%, 12/15/2046	50,000	50,612

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series B, 3 Month USD LIBOR + 2.94%, 5.75%, 8/15/2053 (c)	$25,000	$26,319
American Financial Group, Inc.:
3.50%, 8/15/2026	15,000	14,374
4.50%, 6/15/2047	100,000	98,866
American International Group, Inc.:
2.30%, 7/16/2019	50,000	49,541
3.30%, 3/1/2021	300,000	300,321
3.88%, 1/15/2035	200,000	186,266
3.90%, 4/1/2026	30,000	29,714
4.50%, 7/16/2044	50,000	49,371
4.88%, 6/1/2022	50,000	52,680
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	101,629
Aon PLC:
3.50%, 6/14/2024	50,000	49,721
3.88%, 12/15/2025	150,000	151,197
Assurant, Inc.:
4.20%, 9/27/2023	100,000	100,653
4.90%, 3/27/2028	50,000	51,091
Athene Holding, Ltd. 4.13%, 1/12/2028	100,000	95,933
Berkshire Hathaway, Inc.:
2.20%, 3/15/2021	155,000	152,872
2.75%, 3/15/2023	50,000	49,195
3.00%, 2/11/2023	25,000	25,027
3.13%, 3/15/2026	55,000	53,626
4.50%, 2/11/2043	180,000	195,516
Brighthouse Financial, Inc.:
3.70%, 6/22/2027 (b)	150,000	139,293
4.70%, 6/22/2047 (b)	150,000	137,488
Chubb INA Holdings, Inc.:
2.30%, 11/3/2020	200,000	196,784
2.88%, 11/3/2022	50,000	49,497
3.35%, 5/3/2026	250,000	246,190
4.15%, 3/13/2043	25,000	25,722
4.35%, 11/3/2045	125,000	133,266
CNA Financial Corp.:
3.45%, 8/15/2027	100,000	95,131
4.50%, 3/1/2026	25,000	25,902
First American Financial Corp. 4.60%, 11/15/2024	25,000	25,329
Hartford Financial Services Group, Inc.:
4.40%, 3/15/2048	100,000	102,530
5.13%, 4/15/2022	25,000	26,661
Lincoln National Corp.:
3.80%, 3/1/2028	35,000	34,697
4.00%, 9/1/2023	15,000	15,364
4.35%, 3/1/2048	50,000	49,317
6.30%, 10/9/2037	50,000	60,802
Loews Corp. 3.75%, 4/1/2026	50,000	50,452

Security Description	Principal Amount	Value
Manulife Financial Corp.
USD 5 year swap rate + 1.65% 4.06%, 2/24/2032 (c)	$50,000	$48,775
Markel Corp. 3.50%, 11/1/2027	50,000	48,113
Marsh & McLennan Cos., Inc.:
2.75%, 1/30/2022	30,000	29,525
3.30%, 3/14/2023	150,000	149,500
3.75%, 3/14/2026	25,000	24,988
Mercury General Corp. 4.40%, 3/15/2027	50,000	49,590
MetLife, Inc.:
3.60%, 4/10/2024	300,000	300,543
4.05%, 3/1/2045	150,000	143,608
4.88%, 11/13/2043	200,000	217,092
6.40%, 12/15/2066	100,000	109,753
Series D, 4.37%, 9/15/2023	50,000	52,140
Principal Financial Group, Inc. 3 Month USD LIBOR + 3.04% 4.70%, 5/15/2055 (c)	75,000	75,672
Progressive Corp.:
3.75%, 8/23/2021	50,000	51,164
4.20%, 3/15/2048	100,000	102,476
Prudential Financial, Inc.:
3.94%, 12/7/2049 (b)	100,000	93,770
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	204,890
3 Month USD LIBOR + 3.92%, 5.63%, 6/15/2043 (c)	80,000	83,861
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (c)	170,000	162,165
Series MTN, 3.50%, 5/15/2024	50,000	50,138
Series MTN, 4.60%, 5/15/2044	75,000	79,057
Series MTN, 6.63%, 6/21/2040	25,000	33,415
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027	30,000	28,401
Travelers Cos., Inc.:
3.75%, 5/15/2046	10,000	9,551
4.00%, 5/30/2047	80,000	79,740
4.05%, 3/7/2048	100,000	101,158
Series MTN, 6.25%, 6/15/2037	25,000	32,435
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	26,493
Voya Financial, Inc. 3.65%, 6/15/2026	50,000	48,839
Willis North America, Inc. 3.60%, 5/15/2024	50,000	49,179
XLIT, Ltd. 5.50%, 3/31/2045	125,000	136,744

		6,024,377

INTERNET — 0.4%
Alibaba Group Holding, Ltd.:
2.50%, 11/28/2019	200,000	198,624
3.13%, 11/28/2021	25,000	24,942
3.40%, 12/6/2027	200,000	189,736
3.60%, 11/28/2024	75,000	74,356
4.20%, 12/6/2047	60,000	57,059

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Alphabet, Inc.:
2.00%, 8/15/2026	$250,000	$227,590
3.63%, 5/19/2021	50,000	51,556
Amazon.com, Inc.:
1.90%, 8/21/2020 (b)	165,000	161,632
2.40%, 2/22/2023 (b)	200,000	192,956
2.50%, 11/29/2022	25,000	24,433
2.60%, 12/5/2019	75,000	75,002
2.80%, 8/22/2024 (b)	100,000	96,940
3.15%, 8/22/2027 (b)	100,000	96,503
3.30%, 12/5/2021	200,000	202,632
3.80%, 12/5/2024	30,000	30,801
3.88%, 8/22/2037 (b)	125,000	124,399
4.05%, 8/22/2047 (b)	125,000	124,611
4.25%, 8/22/2057 (b)	135,000	135,213
4.95%, 12/5/2044	125,000	141,661
5.20%, 12/3/2025	50,000	55,750
Baidu, Inc. 2.88%, 7/6/2022	250,000	242,648
eBay, Inc.:
2.75%, 1/30/2023	150,000	144,906
3.45%, 8/1/2024	25,000	24,699
3.80%, 3/9/2022	50,000	50,906
Expedia Group, Inc. 3.80%, 2/15/2028	50,000	46,466

		2,796,021

INVESTMENT COMPANY SECURITY — 0.0% (a)
Ares Capital Corp.:
3.50%, 2/10/2023	50,000	48,629
4.25%, 3/1/2025	50,000	48,709

		97,338

IRON/STEEL — 0.1%
Nucor Corp.:
4.00%, 8/1/2023	25,000	25,884
5.20%, 8/1/2043	50,000	57,630
Vale Overseas, Ltd.:
4.38%, 1/11/2022	8,000	8,193
6.25%, 8/10/2026	150,000	167,911
8.25%, 1/17/2034	25,000	32,274
Vale SA 5.63%, 9/11/2042	50,000	52,750

		344,642

IT SERVICES — 0.8%
Apple, Inc.:
1.55%, 2/7/2020	25,000	24,549
1.55%, 8/4/2021	50,000	47,974
1.80%, 11/13/2019	250,000	247,390
2.00%, 11/13/2020	300,000	294,735
2.25%, 2/23/2021	200,000	196,990
2.40%, 1/13/2023	200,000	194,180
2.40%, 5/3/2023	25,000	24,183
2.45%, 8/4/2026	200,000	185,008
2.50%, 2/9/2022	100,000	98,541
2.75%, 1/13/2025	200,000	193,068

Security Description	Principal Amount	Value
2.85%, 5/6/2021	$25,000	$25,011
2.85%, 2/23/2023	250,000	247,868
2.85%, 5/11/2024	200,000	194,980
3.00%, 2/9/2024	100,000	98,755
3.00%, 11/13/2027	100,000	95,821
3.20%, 5/11/2027	250,000	244,115
3.25%, 2/23/2026	150,000	147,984
3.75%, 9/12/2047	150,000	144,888
3.75%, 11/13/2047	200,000	193,006
3.85%, 5/4/2043	25,000	24,640
3.85%, 8/4/2046	150,000	146,682
4.38%, 5/13/2045	75,000	79,350
4.50%, 2/23/2036	100,000	109,677
4.65%, 2/23/2046	75,000	82,579
Dell International LLC/EMC Corp.:
3.48%, 6/1/2019 (b)	120,000	120,576
4.42%, 6/15/2021 (b)	50,000	51,291
5.45%, 6/15/2023 (b)	325,000	344,448
6.02%, 6/15/2026 (b)	20,000	21,527
8.35%, 7/15/2046 (b)	270,000	343,016
Hewlett Packard Enterprise Co.:
3.60%, 10/15/2020	210,000	211,665
4.40%, 10/15/2022	200,000	207,124
4.90%, 10/15/2025	70,000	72,630
6.20%, 10/15/2035	10,000	10,736
6.35%, 10/15/2045	10,000	10,679
HP, Inc. 4.05%, 9/15/2022	25,000	25,678
IBM Credit LLC 2.20%, 9/8/2022	100,000	96,113
International Business Machines Corp.:
1.80%, 5/17/2019	100,000	99,235
1.90%, 1/27/2020	500,000	492,990
2.25%, 2/19/2021	200,000	196,676
2.88%, 11/9/2022	100,000	98,544
3.63%, 2/12/2024	50,000	50,904
4.70%, 2/19/2046	25,000	28,191
5.88%, 11/29/2032	25,000	31,214
Seagate HDD Cayman:
4.25%, 3/1/2022 (b)	150,000	148,134
4.75%, 6/1/2023	50,000	50,188

		6,053,533

LEISURE TIME — 0.0% (a)
Royal Caribbean Cruises, Ltd. 3.70%, 3/15/2028	150,000	143,796

LODGING — 0.0% (a)
Marriott International, Inc.:
2.30%, 1/15/2022	150,000	144,102
2.88%, 3/1/2021	50,000	49,550
3.75%, 3/15/2025	25,000	24,978
Wyndham Worldwide Corp.:
4.15%, 4/1/2024	30,000	29,933
4.50%, 4/1/2027	35,000	34,752

		283,315

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY, CONSTRUCTION & MINING — 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/2028 (d)	$100,000	$101,042
Caterpillar Financial Services Corp.:
1.70%, 8/9/2021	150,000	143,523
Series GMTN, 1.85%, 9/4/2020	150,000	146,373
Series MTN, 1.35%, 5/18/2019	100,000	98,636
Series MTN, 2.10%, 1/10/2020	300,000	296,574
Series MTN, 2.40%, 6/6/2022	150,000	145,842
Series MTN, 3.75%, 11/24/2023	25,000	25,562
Caterpillar, Inc.:
3.80%, 8/15/2042	125,000	125,092
4.75%, 5/15/2064	25,000	28,129

		1,110,773

MACHINERY-DIVERSIFIED — 0.1%
CNH Industrial Capital LLC:
3.38%, 7/15/2019	15,000	14,963
3.88%, 10/15/2021	10,000	9,994
4.38%, 11/6/2020	15,000	15,253
4.38%, 4/5/2022	15,000	15,263
4.88%, 4/1/2021	15,000	15,440
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,525
Deere & Co.:
2.60%, 6/8/2022	25,000	24,451
3.90%, 6/9/2042	225,000	230,123
John Deere Capital Corp.:
Series MTN, 2.15%, 9/8/2022	150,000	143,752
Series MTN, 2.38%, 7/14/2020	25,000	24,719
Series MTN, 2.80%, 3/6/2023	150,000	147,178
Series MTN, 3.40%, 9/11/2025	25,000	24,933
Series MTN, 3.45%, 3/13/2025	100,000	100,196
nVent Finance Sarl 4.55%, 4/15/2028 (b)	50,000	50,395
Roper Technologies, Inc.:
2.80%, 12/15/2021	50,000	49,239
3.80%, 12/15/2026	30,000	29,932

		910,356

MEDIA — 0.9%
21st Century Fox America, Inc.:
3.38%, 11/15/2026	100,000	98,725
3.70%, 10/15/2025	100,000	100,927
4.00%, 10/1/2023	100,000	102,971
5.40%, 10/1/2043	75,000	88,146
CBS Corp.:
2.30%, 8/15/2019	75,000	74,399
2.50%, 2/15/2023	50,000	47,564
2.90%, 1/15/2027	125,000	113,386
3.70%, 6/1/2028 (b)	50,000	47,597

Security Description	Principal Amount	Value
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/2020	$65,000	$65,000
4.20%, 3/15/2028	250,000	239,015
4.46%, 7/23/2022	150,000	153,052
4.91%, 7/23/2025	50,000	50,996
5.38%, 5/1/2047	150,000	146,079
6.48%, 10/23/2045	185,000	204,357
Comcast Corp.:
2.75%, 3/1/2023	175,000	170,217
3.00%, 2/1/2024	350,000	340,830
3.15%, 3/1/2026	225,000	216,742
3.15%, 2/15/2028	200,000	190,358
3.20%, 7/15/2036	250,000	220,907
3.30%, 2/1/2027	150,000	145,314
3.40%, 7/15/2046	100,000	85,963
3.60%, 3/1/2024	25,000	25,148
3.90%, 3/1/2038	150,000	145,440
3.97%, 11/1/2047	250,000	236,740
4.00%, 11/1/2049	69,000	64,832
4.05%, 11/1/2052	150,000	141,132
4.20%, 8/15/2034	100,000	100,905
4.25%, 1/15/2033	50,000	51,762
4.65%, 7/15/2042	75,000	78,563
Discovery Communications LLC:
2.95%, 3/20/2023	275,000	264,756
3.25%, 4/1/2023	25,000	24,392
3.80%, 3/13/2024	100,000	99,112
3.95%, 3/20/2028	30,000	28,766
4.95%, 5/15/2042	50,000	48,148
5.00%, 9/20/2037	170,000	169,509
5.20%, 9/20/2047	280,000	279,082
Grupo Televisa SAB:
5.00%, 5/13/2045	50,000	46,583
6.13%, 1/31/2046	100,000	109,267
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	52,175
RELX Capital, Inc. 3.50%, 3/16/2023	30,000	30,075
Thomson Reuters Corp.:
3.35%, 5/15/2026	50,000	47,908
3.85%, 9/29/2024	25,000	25,041
Time Warner Cable LLC:
4.00%, 9/1/2021	25,000	25,149
4.50%, 9/15/2042	100,000	87,670
5.00%, 2/1/2020	100,000	102,692
5.50%, 9/1/2041	175,000	173,728
5.88%, 11/15/2040	50,000	52,097
6.75%, 6/15/2039	50,000	57,023
Time Warner, Inc.:
2.95%, 7/15/2026	200,000	183,356
3.55%, 6/1/2024	25,000	24,642
3.60%, 7/15/2025	300,000	291,810
3.80%, 2/15/2027	150,000	145,306
4.65%, 6/1/2044	25,000	24,188

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.85%, 7/15/2045	$50,000	$51,120
6.50%, 11/15/2036	50,000	59,424
Viacom, Inc.:
4.25%, 9/1/2023	100,000	101,505
4.38%, 3/15/2043	25,000	22,404
5.85%, 9/1/2043	200,000	216,304
Walt Disney Co.:
2.30%, 2/12/2021	200,000	197,128
3.00%, 2/13/2026	50,000	48,800
Series GMTN, 3.15%, 9/17/2025	25,000	24,712
Series MTN, 0.88%, 7/12/2019	25,000	24,476
Series MTN, 1.80%, 6/5/2020	250,000	245,123
Series MTN, 3.00%, 7/30/2046	75,000	64,066

		7,194,604

METAL FABRICATE & HARDWARE — 0.0% (a)
Precision Castparts Corp. 2.50%, 1/15/2023	75,000	73,065

MINING — 0.2%
Barrick Gold Corp. 5.25%, 4/1/2042	25,000	27,535
Barrick North America Finance LLC 4.40%, 5/30/2021	7,000	7,269
BHP Billiton Finance USA, Ltd.:
4.13%, 2/24/2042	125,000	128,046
5.00%, 9/30/2043	50,000	57,799
Goldcorp, Inc. 3.70%, 3/15/2023	50,000	49,917
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,020
4.88%, 3/15/2042	50,000	52,570
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	25,476
4.75%, 3/22/2042	150,000	166,159
Rio Tinto Finance USA, Ltd. 3.75%, 6/15/2025	250,000	254,110
Southern Copper Corp. 5.88%, 4/23/2045	357,000	404,160

		1,198,061

MISCELLANEOUS MANUFACTURER — 0.3%
3M Co.:
2.88%, 10/15/2027	225,000	216,864
Series MTN, 1.63%, 6/15/2019	25,000	24,725
Series MTN, 2.00%, 8/7/2020	100,000	98,800
Series MTN, 3.63%, 10/15/2047	25,000	24,291
Eaton Corp.:
3.10%, 9/15/2027	100,000	94,119
4.15%, 11/2/2042	25,000	24,737
General Electric Co.:
2.70%, 10/9/2022	500,000	482,800
4.13%, 10/9/2042	225,000	208,863
4.50%, 3/11/2044	250,000	245,410

Security Description	Principal Amount	Value
5.30%, 2/11/2021	$25,000	$26,221
Series GMTN, 2.20%, 1/9/2020	200,000	197,170
Series GMTN, 3.45%, 5/15/2024	50,000	49,023
Series MTN, 4.65%, 10/17/2021	50,000	52,224
Series MTN, 5.88%, 1/14/2038	50,000	58,225
Illinois Tool Works, Inc. 3.90%, 9/1/2042	25,000	25,550
Ingersoll-Rand Global Holding Co., Ltd. 5.75%, 6/15/2043	25,000	30,188
Parker-Hannifin Corp. Series MTN, 3.30%, 11/21/2024	50,000	49,879
Textron, Inc. 4.00%, 3/15/2026	50,000	50,402

		1,959,491

OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
Pitney Bowes, Inc. 4.13%, 5/15/2022	50,000	47,415
Xerox Corp.:
3.50%, 8/20/2020	50,000	50,004
3.63%, 3/15/2023	50,000	48,821

		146,240

OIL & GAS — 1.7%
Anadarko Petroleum Corp.:
3.45%, 7/15/2024	50,000	48,452
6.20%, 3/15/2040	25,000	29,554
6.60%, 3/15/2046	300,000	376,641
Andeavor:
3.80%, 4/1/2028	30,000	28,864
4.50%, 4/1/2048	25,000	23,393
5.13%, 12/15/2026	150,000	158,500
Apache Corp.:
4.75%, 4/15/2043	275,000	271,227
6.00%, 1/15/2037	50,000	56,826
BP Capital Markets PLC:
2.24%, 5/10/2019	25,000	24,892
2.32%, 2/13/2020	50,000	49,510
2.52%, 9/19/2022	250,000	242,672
3.02%, 1/16/2027	200,000	190,876
3.06%, 3/17/2022	200,000	199,518
3.22%, 4/14/2024	200,000	197,692
3.59%, 4/14/2027	250,000	249,352
3.81%, 2/10/2024	150,000	153,206
Canadian Natural Resources, Ltd.:
2.95%, 1/15/2023	250,000	242,927
3.45%, 11/15/2021	25,000	25,154
3.85%, 6/1/2027	50,000	49,040
3.90%, 2/1/2025	25,000	24,952
Series GMTN, 4.95%, 6/1/2047	100,000	104,606
Cenovus Energy, Inc.:
3.00%, 8/15/2022	20,000	19,250
4.25%, 4/15/2027	50,000	48,682

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.45%, 9/15/2042	$45,000	$39,966
5.25%, 6/15/2037	100,000	100,581
5.40%, 6/15/2047	50,000	50,326
5.70%, 10/15/2019	30,000	31,031
Chevron Corp.:
1.56%, 5/16/2019	75,000	74,255
1.96%, 3/3/2020	250,000	246,737
1.99%, 3/3/2020	250,000	246,857
2.10%, 5/16/2021	250,000	244,377
2.42%, 11/17/2020	75,000	74,369
2.90%, 3/3/2024	150,000	146,776
2.95%, 5/16/2026	50,000	48,122
3.19%, 6/24/2023	25,000	25,052
Cimarex Energy Co. 3.90%, 5/15/2027	250,000	246,828
CNOOC Finance 2015 Australia Pty, Ltd. 2.63%, 5/5/2020	50,000	49,443
CNOOC Finance 2015 USA LLC 3.50%, 5/5/2025	300,000	290,469
CNOOC Nexen Finance 2014 ULC 4.88%, 4/30/2044	100,000	107,053
Concho Resources, Inc. 3.75%, 10/1/2027	300,000	293,343
ConocoPhillips Co.:
3.35%, 11/15/2024	250,000	248,192
4.95%, 3/15/2026	200,000	217,998
5.95%, 3/15/2046	200,000	257,842
6.50%, 2/1/2039	75,000	98,528
ConocoPhillips Holding Co. 6.95%, 4/15/2029	50,000	63,825
Devon Energy Corp.:
3.25%, 5/15/2022	50,000	49,429
5.00%, 6/15/2045	25,000	26,549
5.85%, 12/15/2025	50,000	56,819
Ecopetrol SA:
4.13%, 1/16/2025	100,000	97,395
5.88%, 5/28/2045	25,000	24,710
7.38%, 9/18/2043	50,000	58,630
Encana Corp. 3.90%, 11/15/2021	25,000	25,329
EOG Resources, Inc.:
2.63%, 3/15/2023	100,000	96,382
3.90%, 4/1/2035	25,000	24,622
EQT Corp.:
2.50%, 10/1/2020	250,000	244,552
3.00%, 10/1/2022	250,000	242,833
3.90%, 10/1/2027	100,000	95,865
Exxon Mobil Corp.:
2.22%, 3/1/2021	200,000	196,982
2.73%, 3/1/2023	150,000	148,051
4.11%, 3/1/2046	125,000	131,196
Hess Corp.:
5.60%, 2/15/2041	75,000	76,569
5.80%, 4/1/2047	250,000	261,540
Marathon Oil Corp.:
2.80%, 11/1/2022	25,000	24,068
4.40%, 7/15/2027	50,000	50,810

Security Description	Principal Amount	Value
5.20%, 6/1/2045	$50,000	$52,481
Marathon Petroleum Corp. 3.63%, 9/15/2024	50,000	49,662
Nexen Energy ULC 5.88%, 3/10/2035	100,000	117,116
Noble Energy, Inc.:
4.95%, 8/15/2047	250,000	260,385
5.25%, 11/15/2043	50,000	53,546
Occidental Petroleum Corp.:
2.60%, 4/15/2022	100,000	98,081
4.20%, 3/15/2048	150,000	151,318
4.40%, 4/15/2046	125,000	130,645
Series 1, 4.10%, 2/1/2021	25,000	25,751
Petro-Canada 5.35%, 7/15/2033	25,000	28,379
Petroleos Mexicanos:
2.46%, 12/15/2025	20,000	18,992
3.50%, 7/23/2020	225,000	224,993
3.50%, 1/30/2023	25,000	23,967
4.25%, 1/15/2025	25,000	24,171
4.50%, 1/23/2026	75,000	72,551
4.63%, 9/21/2023	75,000	75,125
5.38%, 3/13/2022	50,000	52,055
6.35%, 2/12/2048 (b)	150,000	144,928
6.38%, 2/4/2021	250,000	266,152
6.38%, 1/23/2045	250,000	242,877
6.50%, 3/13/2027	250,000	267,000
6.75%, 9/21/2047	598,000	605,696
6.88%, 8/4/2026	250,000	274,685
Phillips 66:
3.90%, 3/15/2028	50,000	49,806
4.30%, 4/1/2022	35,000	36,361
4.88%, 11/15/2044	95,000	101,166
Pioneer Natural Resources Co. 4.45%, 1/15/2026	50,000	51,996
Shell International Finance B.V.:
1.38%, 5/10/2019	25,000	24,684
1.88%, 5/10/2021	250,000	241,857
2.13%, 5/11/2020	100,000	98,393
2.25%, 11/10/2020	200,000	197,180
2.50%, 9/12/2026	150,000	140,037
3.25%, 5/11/2025	100,000	99,358
4.00%, 5/10/2046	50,000	50,071
4.13%, 5/11/2035	75,000	77,693
4.30%, 9/22/2019	25,000	25,582
4.38%, 5/11/2045	250,000	264,888
5.50%, 3/25/2040	25,000	30,328
Statoil ASA:
2.65%, 1/15/2024	75,000	72,427
3.70%, 3/1/2024	300,000	305,934
3.95%, 5/15/2043	50,000	50,556
4.80%, 11/8/2043	30,000	34,307
Suncor Energy, Inc.:
3.60%, 12/1/2024	25,000	24,939
4.00%, 11/15/2047	70,000	68,534
6.50%, 6/15/2038	50,000	64,682
Total Capital International SA:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.10%, 6/19/2019	$250,000	$248,458
3.75%, 4/10/2024	25,000	25,525
Valero Energy Corp.:
3.40%, 9/15/2026	50,000	47,992
6.13%, 2/1/2020	25,000	26,363
6.63%, 6/15/2037	250,000	316,205

		13,985,965

OIL & GAS SERVICES — 0.1%
Baker Hughes a GE Co. LLC 3.20%, 8/15/2021	8,000	8,022
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.:
2.77%, 12/15/2022	200,000	195,724
3.34%, 12/15/2027	50,000	47,779
4.08%, 12/15/2047	150,000	141,700
Halliburton Co.:
4.85%, 11/15/2035	150,000	160,821
5.00%, 11/15/2045	35,000	38,175
7.45%, 9/15/2039	25,000	34,709
National Oilwell Varco, Inc. 2.60%, 12/1/2022	75,000	72,066

		698,996

PACKAGING & CONTAINERS — 0.0% (a)
Bemis Co., Inc. 3.10%, 9/15/2026	50,000	46,839
Packaging Corp. of America:
2.45%, 12/15/2020	35,000	34,433
3.40%, 12/15/2027	35,000	33,535
WestRock Co.:
3.38%, 9/15/2027 (b)	100,000	95,344
3.75%, 3/15/2025 (b)	100,000	99,922

		310,073

PHARMACEUTICALS — 1.3%
AbbVie, Inc.:
2.30%, 5/14/2021	325,000	316,569
2.50%, 5/14/2020	275,000	271,606
2.90%, 11/6/2022	25,000	24,404
3.20%, 5/14/2026	200,000	190,190
4.30%, 5/14/2036	50,000	50,164
4.40%, 11/6/2042	50,000	49,409
4.45%, 5/14/2046	150,000	149,287
4.50%, 5/14/2035	50,000	51,253
Allergan Funding SCS:
3.00%, 3/12/2020	75,000	74,621
3.45%, 3/15/2022	200,000	198,384
3.80%, 3/15/2025	75,000	73,625
3.85%, 6/15/2024	50,000	49,418
4.55%, 3/15/2035	100,000	98,195
4.75%, 3/15/2045	75,000	73,421
AmerisourceBergen Corp. 3.45%, 12/15/2027	50,000	47,545
AstraZeneca PLC:
2.38%, 6/12/2022	400,000	386,812
3.38%, 11/16/2025	35,000	34,474

Security Description	Principal Amount	Value
4.00%, 9/18/2042	$25,000	$24,255
6.45%, 9/15/2037	25,000	32,407
Bristol-Myers Squibb Co.:
3.25%, 2/27/2027	250,000	247,285
3.25%, 8/1/2042	50,000	45,105
Cardinal Health, Inc.:
2.40%, 11/15/2019	50,000	49,549
2.62%, 6/15/2022	150,000	144,954
3.08%, 6/15/2024	250,000	238,627
3.41%, 6/15/2027	300,000	282,612
4.90%, 9/15/2045	25,000	25,630
CVS Health Corp.:
3.13%, 3/9/2020	220,000	220,473
3.35%, 3/9/2021	95,000	95,583
3.70%, 3/9/2023	235,000	236,520
4.10%, 3/25/2025	250,000	252,383
4.30%, 3/25/2028	110,000	110,761
4.78%, 3/25/2038	275,000	279,510
5.05%, 3/25/2048	140,000	147,476
Eli Lilly & Co.:
2.35%, 5/15/2022	300,000	292,638
3.10%, 5/15/2027	24,000	23,434
3.95%, 5/15/2047	250,000	255,257
5.55%, 3/15/2037	25,000	30,826
Express Scripts Holding Co.:
2.25%, 6/15/2019	25,000	24,831
3.00%, 7/15/2023	150,000	143,657
3.30%, 2/25/2021	25,000	24,972
4.50%, 2/25/2026	75,000	76,564
4.80%, 7/15/2046	150,000	152,943
6.13%, 11/15/2041	25,000	29,518
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/2023	25,000	24,452
4.20%, 3/18/2043	25,000	25,935
6.38%, 5/15/2038	50,000	65,756
Johnson & Johnson:
1.65%, 3/1/2021	50,000	48,633
2.25%, 3/3/2022	250,000	244,785
2.45%, 3/1/2026	30,000	28,337
2.90%, 1/15/2028	250,000	240,335
3.38%, 12/5/2023	25,000	25,515
3.40%, 1/15/2038	250,000	241,847
3.55%, 3/1/2036	150,000	148,410
3.63%, 3/3/2037	200,000	199,380
3.70%, 3/1/2046	50,000	49,821
3.75%, 3/3/2047	100,000	100,037
4.50%, 12/5/2043	50,000	55,850
McKesson Corp.:
2.85%, 3/15/2023	25,000	24,104
3.95%, 2/16/2028	60,000	59,386
Mead Johnson Nutrition Co. 4.60%, 6/1/2044	25,000	25,947
Merck & Co., Inc.:
2.35%, 2/10/2022	50,000	48,994
2.40%, 9/15/2022	25,000	24,416
2.75%, 2/10/2025	325,000	313,501
3.60%, 9/15/2042	25,000	24,180

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 2/10/2045	$50,000	$48,948
Mylan NV:
3.15%, 6/15/2021	380,000	374,809
5.25%, 6/15/2046	250,000	255,625
Novartis Capital Corp.:
1.80%, 2/14/2020	175,000	172,256
2.40%, 5/17/2022	300,000	293,085
3.00%, 11/20/2025	25,000	24,395
3.10%, 5/17/2027	30,000	29,296
3.40%, 5/6/2024	25,000	25,204
4.00%, 11/20/2045	50,000	51,757
Perrigo Finance Unlimited Co. 4.38%, 3/15/2026	50,000	50,736
Pfizer, Inc.:
1.45%, 6/3/2019	100,000	98,865
2.10%, 5/15/2019	25,000	24,902
2.20%, 12/15/2021	200,000	195,738
3.00%, 12/15/2026	150,000	145,220
3.40%, 5/15/2024	25,000	25,187
4.00%, 12/15/2036	150,000	155,568
7.20%, 3/15/2039	75,000	108,317
Sanofi 4.00%, 3/29/2021	25,000	25,727
Shire Acquisitions Investments Ireland DAC:
1.90%, 9/23/2019	150,000	147,597
2.40%, 9/23/2021	300,000	289,698
2.88%, 9/23/2023	100,000	95,446
3.20%, 9/23/2026	30,000	28,003
Wyeth LLC 6.00%, 2/15/2036	25,000	31,654
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	46,923
4.70%, 2/1/2043	25,000	26,695

		10,418,419

PIPELINES — 0.9%
Andeavor Logistics L.P./Tesoro Logistics Finance Corp.:
3.50%, 12/1/2022	75,000	73,359
5.20%, 12/1/2047	100,000	98,287
Buckeye Partners L.P.:
4.13%, 12/1/2027	50,000	47,884
4.88%, 2/1/2021	25,000	25,710
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	150,000	150,095
Enable Midstream Partners L.P. 4.40%, 3/15/2027	50,000	49,080
Enbridge Energy Partners L.P. 4.20%, 9/15/2021	25,000	25,430
Enbridge, Inc.:
2.90%, 7/15/2022	50,000	48,631
3.70%, 7/15/2027	50,000	48,065
4.25%, 12/1/2026	50,000	50,223
Energy Transfer L.P.:
5.15%, 2/1/2043	25,000	22,827
5.15%, 3/15/2045	225,000	207,306
5.30%, 4/15/2047	250,000	233,925

Security Description	Principal Amount	Value
Energy Transfer Partners L.P.:
4.20%, 4/15/2027	$50,000	$48,313
4.75%, 1/15/2026	225,000	227,644
5.20%, 2/1/2022	100,000	104,632
EnLink Midstream Partners L.P.:
4.85%, 7/15/2026	25,000	25,284
5.45%, 6/1/2047	50,000	49,204
Enterprise Products Operating LLC:
2.85%, 4/15/2021	75,000	74,168
3.75%, 2/15/2025	75,000	75,232
3.95%, 2/15/2027	200,000	201,350
4.85%, 3/15/2044	50,000	52,631
4.90%, 5/15/2046	50,000	53,332
5.10%, 2/15/2045	200,000	217,332
Series D, 3 Month USD LIBOR + 2.99%, 4.88%, 8/16/2077 (c)	250,000	245,315
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	145,785
Kinder Morgan Energy Partners L.P.:
3.50%, 3/1/2021	275,000	274,970
5.40%, 9/1/2044	25,000	25,477
Kinder Morgan, Inc.:
3.05%, 12/1/2019	225,000	224,458
3.15%, 1/15/2023	200,000	194,326
4.30%, 6/1/2025	300,000	302,109
5.05%, 2/15/2046	50,000	49,051
5.30%, 12/1/2034	200,000	205,470
5.55%, 6/1/2045	150,000	156,808
Magellan Midstream Partners L.P.:
4.20%, 10/3/2047	50,000	48,267
5.00%, 3/1/2026	50,000	53,849
MPLX L.P.:
4.00%, 3/15/2028	35,000	34,490
4.50%, 4/15/2038	180,000	177,678
4.70%, 4/15/2048	25,000	24,473
4.88%, 6/1/2025	50,000	52,401
4.90%, 4/15/2058	25,000	24,055
5.20%, 3/1/2047	100,000	104,547
ONEOK Partners L.P. 3.38%, 10/1/2022	25,000	24,695
ONEOK, Inc.:
4.00%, 7/13/2027	30,000	29,623
4.95%, 7/13/2047	150,000	152,424
Phillips 66 Partners L.P.:
3.55%, 10/1/2026	10,000	9,568
4.90%, 10/1/2046	10,000	10,032
3.75%, 3/1/2028	25,000	24,167
Plains All American Pipeline L.P./PAA Finance Corp.:
3.60%, 11/1/2024	25,000	23,780
4.50%, 12/15/2026	50,000	49,583
4.65%, 10/15/2025	50,000	50,316
4.70%, 6/15/2044	25,000	22,281
Sabine Pass Liquefaction LLC:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
4.20%, 3/15/2028	$100,000	$98,504
5.63%, 2/1/2021	95,000	99,830
5.63%, 3/1/2025	200,000	215,080
5.75%, 5/15/2024	75,000	80,406
5.88%, 6/30/2026	250,000	273,400
Sunoco Logistics Partners Operations L.P.:
4.00%, 10/1/2027	50,000	47,416
5.30%, 4/1/2044	25,000	23,488
5.35%, 5/15/2045	25,000	23,282
5.40%, 10/1/2047	150,000	142,738
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	97,092
4.63%, 3/1/2034	250,000	264,867
7.63%, 1/15/2039	25,000	34,961
Transcontinental Gas Pipe Line Co. LLC 7.85%, 2/1/2026	200,000	245,890
Valero Energy Partners L.P. 4.50%, 3/15/2028	50,000	50,436
Western Gas Partners L.P.:
4.50%, 3/1/2028	20,000	20,059
5.30%, 3/1/2048	50,000	49,502
5.45%, 4/1/2044	25,000	25,164
Williams Partners L.P.:
3.60%, 3/15/2022	100,000	99,665
3.75%, 6/15/2027	200,000	191,298
3.90%, 1/15/2025	50,000	49,333
5.10%, 9/15/2045	125,000	127,120
5.25%, 3/15/2020	25,000	25,920

		7,235,393

REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	52,607
Prologis L.P.:
3.75%, 11/1/2025	50,000	50,720
4.25%, 8/15/2023	150,000	156,489

		259,816

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Alexandria Real Estate Equities, Inc. 3.45%, 4/30/2025	100,000	96,657
American Campus Communities Operating Partnership L.P. 3.63%, 11/15/2027	30,000	28,551
American Tower Corp.:
2.25%, 1/15/2022	100,000	95,554
3.00%, 6/15/2023	250,000	241,653
3.13%, 1/15/2027	100,000	92,004
3.38%, 10/15/2026	75,000	70,279
3.50%, 1/31/2023	50,000	49,699
AvalonBay Communities, Inc.:
Series GMTN, 2.95%, 9/15/2022	25,000	24,602

Security Description	Principal Amount	Value
Series GMTN, 2.95%, 5/11/2026	$50,000	$47,336
Series MTN, 3.20%, 1/15/2028	40,000	38,041
Series MTN, 3.90%, 10/15/2046	50,000	47,574
Boston Properties L.P.:
2.75%, 10/1/2026	150,000	136,720
3.65%, 2/1/2026	100,000	97,971
3.85%, 2/1/2023	75,000	76,473
Brixmor Operating Partnership L.P.:
3.65%, 6/15/2024	50,000	48,785
4.13%, 6/15/2026	50,000	49,107
Crown Castle International Corp.:
3.20%, 9/1/2024	250,000	239,990
3.65%, 9/1/2027	250,000	238,603
3.70%, 6/15/2026	15,000	14,475
4.00%, 3/1/2027	20,000	19,661
4.75%, 5/15/2047	100,000	100,685
5.25%, 1/15/2023	100,000	106,381
Digital Realty Trust L.P.:
2.75%, 2/1/2023	125,000	120,132
3.70%, 8/15/2027	150,000	144,832
3.95%, 7/1/2022	25,000	25,436
EPR Properties 4.50%, 6/1/2027	50,000	48,818
ERP Operating L.P.:
2.38%, 7/1/2019	50,000	49,761
3.50%, 3/1/2028	100,000	97,930
4.00%, 8/1/2047	50,000	47,908
Essex Portfolio L.P.:
3.63%, 5/1/2027	50,000	48,661
4.50%, 3/15/2048	50,000	50,332
Federal Realty Investment Trust 3.25%, 7/15/2027	50,000	47,562
HCP, Inc.:
2.63%, 2/1/2020	25,000	24,748
3.88%, 8/15/2024	50,000	49,619
4.00%, 12/1/2022	200,000	203,676
Healthcare Trust of America Holdings L.P.:
2.95%, 7/1/2022	175,000	171,295
3.50%, 8/1/2026	25,000	23,786
Highwoods Realty L.P. 3.88%, 3/1/2027	50,000	48,728
Hospitality Properties Trust:
4.38%, 2/15/2030	50,000	48,111
4.50%, 6/15/2023	25,000	25,557
4.95%, 2/15/2027	70,000	71,335
Host Hotels & Resorts L.P. 3.88%, 4/1/2024	50,000	49,395
Kilroy Realty L.P. 3.45%, 12/15/2024	50,000	48,562
Kimco Realty Corp.:
2.80%, 10/1/2026	50,000	44,781
3.30%, 2/1/2025	40,000	38,440
3.80%, 4/1/2027	25,000	24,074

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Mid-America Apartments L.P. 3.60%, 6/1/2027	$50,000	$48,426
National Retail Properties, Inc. 3.60%, 12/15/2026	50,000	48,088
Omega Healthcare Investors, Inc. 4.38%, 8/1/2023	150,000	149,361
Physicians Realty L.P. 3.95%, 1/15/2028	100,000	95,800
Public Storage 2.37%, 9/15/2022	125,000	120,246
Realty Income Corp.:
3.65%, 1/15/2028	100,000	96,991
3.88%, 4/15/2025 (d)	100,000	99,802
4.13%, 10/15/2026	50,000	50,590
Regency Centers L.P.:
4.13%, 3/15/2028	50,000	50,188
4.40%, 2/1/2047	150,000	147,793
Sabra Health Care L.P. 5.13%, 8/15/2026	25,000	24,029
Select Income REIT 4.25%, 5/15/2024	50,000	48,643
Senior Housing Properties Trust 4.75%, 2/15/2028	100,000	98,167
Simon Property Group L.P.:
2.50%, 7/15/2021	350,000	343,206
2.63%, 6/15/2022	100,000	97,474
2.75%, 6/1/2023	200,000	194,302
4.25%, 11/30/2046	50,000	49,317
STORE Capital Corp. 4.50%, 3/15/2028	50,000	49,880
Tanger Properties L.P. 3.88%, 7/15/2027	50,000	48,224
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	143,478
Series MTN, 2.95%, 9/1/2026	25,000	23,062
Series MTN, 3.50%, 7/1/2027	50,000	48,365
Ventas Realty L.P.:
3.10%, 1/15/2023	50,000	49,103
3.85%, 4/1/2027	100,000	97,937
4.00%, 3/1/2028	100,000	98,494
4.38%, 2/1/2045	75,000	73,399
VEREIT Operating Partnership L.P.:
3.95%, 8/15/2027	40,000	37,609
4.13%, 6/1/2021	5,000	5,095
4.60%, 2/6/2024	5,000	5,064
4.88%, 6/1/2026	10,000	10,060
Vornado Realty L.P. 3.50%, 1/15/2025	50,000	48,400
Welltower, Inc.:
4.00%, 6/1/2025	175,000	174,856
5.25%, 1/15/2022	50,000	53,151
Weyerhaeuser Co. 4.63%, 9/15/2023	25,000	26,316

		6,269,196

Security Description	Principal Amount	Value
RETAIL — 0.8%
AutoNation, Inc. 3.35%, 1/15/2021	$25,000	$24,977
AutoZone, Inc. 3.75%, 6/1/2027	100,000	98,194
Costco Wholesale Corp. 2.30%, 5/18/2022	150,000	146,059
CVS Health Corp.:
2.13%, 6/1/2021	100,000	96,542
2.80%, 7/20/2020	20,000	19,860
2.88%, 6/1/2026	210,000	193,622
3.38%, 8/12/2024	25,000	24,350
3.50%, 7/20/2022	200,000	199,560
3.88%, 7/20/2025	20,000	19,823
4.00%, 12/5/2023	25,000	25,336
4.88%, 7/20/2035	45,000	46,669
5.13%, 7/20/2045	185,000	196,931
Darden Restaurants, Inc.:
3.85%, 5/1/2027	15,000	14,827
4.55%, 2/15/2048	15,000	14,924
Dollar General Corp.:
4.13%, 5/1/2028 (d)	70,000	70,708
4.15%, 11/1/2025	25,000	25,657
Home Depot, Inc.:
2.00%, 6/15/2019	25,000	24,871
2.00%, 4/1/2021	100,000	97,591
2.13%, 9/15/2026	150,000	135,711
2.63%, 6/1/2022	150,000	147,879
2.80%, 9/14/2027	250,000	236,570
3.00%, 4/1/2026	50,000	48,573
3.75%, 2/15/2024	25,000	25,705
3.90%, 6/15/2047	200,000	198,502
4.25%, 4/1/2046	35,000	36,700
5.95%, 4/1/2041	50,000	64,056
Kohl’s Corp. 5.55%, 7/17/2045	20,000	19,338
Lowe’s Cos., Inc.:
1.15%, 4/15/2019	200,000	197,144
2.50%, 4/15/2026	50,000	46,341
3.10%, 5/3/2027	200,000	192,590
3.38%, 9/15/2025	25,000	24,816
3.70%, 4/15/2046	50,000	46,568
4.05%, 5/3/2047	300,000	296,313
4.25%, 9/15/2044	25,000	25,409
4.38%, 9/15/2045	25,000	26,018
4.65%, 4/15/2042	25,000	26,952
Macy’s Retail Holdings, Inc.:
3.63%, 6/1/2024	25,000	24,083
4.50%, 12/15/2034	50,000	43,344
McDonald’s Corp.:
Series MTN, 1.88%, 5/29/2019	25,000	24,761
Series MTN, 2.75%, 12/9/2020	25,000	24,881
Series MTN, 3.35%, 4/1/2023	30,000	30,189
Series MTN, 3.50%, 3/1/2027	50,000	49,415
Series MTN, 3.70%, 1/30/2026	75,000	75,430
Series MTN, 3.80%, 4/1/2028	50,000	50,722
Series MTN, 4.45%, 3/1/2047	125,000	128,652

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, 4.70%, 12/9/2035	$150,000	$161,091
Series MTN, 4.88%, 12/9/2045	100,000	108,715
O’Reilly Automotive, Inc. 3.60%, 9/1/2027	50,000	48,414
QVC, Inc. 5.45%, 8/15/2034	50,000	47,882
Starbucks Corp.:
2.20%, 11/22/2020	200,000	197,170
3.85%, 10/1/2023	25,000	25,830
Target Corp.:
2.30%, 6/26/2019	275,000	274,258
2.50%, 4/15/2026	50,000	46,394
3.90%, 11/15/2047	250,000	237,345
4.00%, 7/1/2042	50,000	48,823
TJX Cos., Inc. 2.25%, 9/15/2026	50,000	45,168
Walgreen Co. 3.10%, 9/15/2022	25,000	24,476
Walgreens Boots Alliance, Inc.:
3.30%, 11/18/2021	200,000	199,130
4.50%, 11/18/2034	25,000	24,711
4.65%, 6/1/2046	25,000	24,301
Walmart, Inc.:
1.75%, 10/9/2019	250,000	247,350
1.90%, 12/15/2020	250,000	244,810
2.35%, 12/15/2022	250,000	243,325
2.65%, 12/15/2024	150,000	144,679
3.30%, 4/22/2024	325,000	326,826
3.63%, 12/15/2047	250,000	243,382

		6,551,243

SEMICONDUCTORS — 0.4%
Analog Devices, Inc.:
2.85%, 3/12/2020	20,000	19,974
2.95%, 1/12/2021	50,000	49,859
Applied Materials, Inc.:
3.90%, 10/1/2025	25,000	25,739
4.35%, 4/1/2047	100,000	106,085
5.10%, 10/1/2035	50,000	58,371
Broadcom Corp./Broadcom Cayman Finance, Ltd.:
2.38%, 1/15/2020	100,000	98,625
2.65%, 1/15/2023	200,000	190,298
3.00%, 1/15/2022	100,000	98,096
3.63%, 1/15/2024	100,000	98,391
3.88%, 1/15/2027	350,000	340,606
Intel Corp.:
1.85%, 5/11/2020	200,000	196,696
2.35%, 5/11/2022	50,000	48,835
2.45%, 7/29/2020	100,000	99,397
2.60%, 5/19/2026	225,000	212,461
2.88%, 5/11/2024	200,000	195,614
3.15%, 5/11/2027	200,000	195,438
3.30%, 10/1/2021	25,000	25,387
4.10%, 5/19/2046	20,000	20,528
4.10%, 5/11/2047	200,000	205,164
Lam Research Corp. 2.75%, 3/15/2020	25,000	24,895

Security Description	Principal Amount	Value
NVIDIA Corp. 3.20%, 9/16/2026	$50,000	$48,200
QUALCOMM, Inc.:
2.10%, 5/20/2020	15,000	14,831
2.25%, 5/20/2020	150,000	147,812
2.60%, 1/30/2023	200,000	191,624
2.90%, 5/20/2024	50,000	47,812
3.25%, 5/20/2027	50,000	47,425
3.45%, 5/20/2025	50,000	48,836
4.30%, 5/20/2047	50,000	48,429
4.80%, 5/20/2045	25,000	26,024
Texas Instruments, Inc. 2.90%, 11/3/2027	70,000	66,689
Xilinx, Inc. 2.95%, 6/1/2024	50,000	48,028

		3,046,169

SOFTWARE — 0.8%
Activision Blizzard, Inc.:
2.30%, 9/15/2021	250,000	241,655
4.50%, 6/15/2047	150,000	151,150
Adobe Systems, Inc. 3.25%, 2/1/2025	25,000	24,887
Autodesk, Inc. 3.50%, 6/15/2027	50,000	47,845
Electronic Arts, Inc. 3.70%, 3/1/2021	25,000	25,368
Fidelity National Information Services, Inc.:
3.00%, 8/15/2026	200,000	186,082
3.63%, 10/15/2020	28,000	28,347
3.88%, 6/5/2024	7,000	7,073
Fiserv, Inc. 2.70%, 6/1/2020	100,000	99,587
Microsoft Corp.:
1.10%, 8/8/2019	100,000	98,295
1.55%, 8/8/2021	200,000	192,104
1.85%, 2/6/2020	250,000	247,272
2.00%, 11/3/2020	150,000	147,525
2.00%, 8/8/2023	50,000	47,395
2.40%, 2/6/2022	300,000	294,648
2.40%, 8/8/2026	200,000	186,156
3.13%, 11/3/2025	50,000	49,393
3.30%, 2/6/2027	280,000	277,841
3.45%, 8/8/2036	50,000	48,863
3.63%, 12/15/2023	25,000	25,668
3.70%, 8/8/2046	200,000	196,904
3.95%, 8/8/2056	75,000	74,963
4.00%, 2/12/2055	75,000	76,033
4.10%, 2/6/2037	250,000	265,088
4.20%, 11/3/2035	65,000	69,824
4.45%, 11/3/2045	25,000	27,661
4.50%, 2/6/2057	250,000	275,750
5.20%, 6/1/2039	50,000	60,166
Series 30Y, 4.25%, 2/6/2047	150,000	161,533
Oracle Corp.:
1.90%, 9/15/2021	200,000	193,120
2.25%, 10/8/2019	75,000	74,741

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.40%, 9/15/2023	$200,000	$191,564
2.50%, 5/15/2022	50,000	48,956
2.63%, 2/15/2023	235,000	229,557
2.65%, 7/15/2026	45,000	42,021
2.80%, 7/8/2021	250,000	249,315
2.95%, 11/15/2024	200,000	194,432
2.95%, 5/15/2025	10,000	9,680
3.25%, 11/15/2027	50,000	48,749
3.80%, 11/15/2037	180,000	177,502
3.85%, 7/15/2036	150,000	148,918
3.90%, 5/15/2035	5,000	4,998
4.00%, 7/15/2046	180,000	178,029
4.00%, 11/15/2047	285,000	281,851
4.30%, 7/8/2034	200,000	210,906
4.38%, 5/15/2055	10,000	10,391
VMware, Inc.:
2.30%, 8/21/2020	150,000	145,911
3.90%, 8/21/2027	150,000	141,976

		6,217,693

TELECOMMUNICATIONS — 1.3%
America Movil SAB de CV:
3.13%, 7/16/2022	100,000	98,628
4.38%, 7/16/2042	50,000	50,632
6.13%, 3/30/2040	100,000	120,670
AT&T, Inc.:
2.45%, 6/30/2020	500,000	494,150
2.85%, 2/14/2023	250,000	251,290
3.20%, 3/1/2022	250,000	248,668
3.90%, 3/11/2024	25,000	25,213
3.90%, 8/14/2027	260,000	261,505
4.10%, 2/15/2028 (b)	584,000	581,629
4.13%, 2/17/2026	350,000	352,173
4.30%, 2/15/2030 (b)	130,000	129,107
4.45%, 4/1/2024	25,000	25,819
4.50%, 5/15/2035	300,000	293,928
4.55%, 3/9/2049	208,000	194,490
4.75%, 5/15/2046	30,000	29,124
4.80%, 6/15/2044	50,000	48,795
4.90%, 8/14/2037	165,000	166,647
5.15%, 11/15/2046 (b)	50,000	51,088
5.15%, 2/14/2050	300,000	302,700
5.25%, 3/1/2037	400,000	423,080
5.30%, 8/14/2058	100,000	101,149
5.45%, 3/1/2047	250,000	265,830
5.65%, 2/15/2047	150,000	163,783
Cisco Systems, Inc.:
1.40%, 9/20/2019	200,000	196,728
1.85%, 9/20/2021	200,000	192,822
2.20%, 2/28/2021	100,000	98,162
2.45%, 6/15/2020	300,000	298,233
3.00%, 6/15/2022	25,000	25,000
3.50%, 6/15/2025	25,000	25,315
3.63%, 3/4/2024	25,000	25,571
5.50%, 1/15/2040	300,000	376,509

Security Description	Principal Amount	Value
Deutsche Telekom International Finance B.V. 6.00%, 7/8/2019	$100,000	$103,958
Motorola Solutions, Inc.:
4.00%, 9/1/2024	25,000	24,896
4.60%, 2/23/2028	75,000	75,538
Orange SA:
1.63%, 11/3/2019	150,000	146,941
5.38%, 7/8/2019	100,000	103,130
5.50%, 2/6/2044	50,000	58,496
Rogers Communications, Inc.:
3.00%, 3/15/2023	30,000	29,561
4.30%, 2/15/2048	40,000	40,172
5.00%, 3/15/2044	50,000	55,081
Telefonica Emisiones SAU:
4.67%, 3/6/2038	150,000	151,120
5.21%, 3/8/2047	300,000	316,653
7.05%, 6/20/2036	25,000	31,564
Telefonica Europe B.V. 8.25%, 9/15/2030	25,000	33,754
Telefonos de Mexico SAB de CV 5.50%, 11/15/2019	100,000	103,776
Verizon Communications, Inc.:
1.75%, 8/15/2021	350,000	334,005
2.63%, 8/15/2026	50,000	45,644
3.00%, 11/1/2021	50,000	49,537
3.13%, 3/16/2022	400,000	395,748
3.38%, 2/15/2025	250,000	245,947
3.50%, 11/1/2024	50,000	49,492
4.27%, 1/15/2036	28,000	26,807
4.40%, 11/1/2034	250,000	246,575
4.50%, 8/10/2033	250,000	253,030
4.52%, 9/15/2048	25,000	23,974
4.67%, 3/15/2055	250,000	237,623
4.81%, 3/15/2039	100,000	102,202
4.86%, 8/21/2046	250,000	252,475
5.01%, 4/15/2049	203,000	210,734
5.15%, 9/15/2023	50,000	53,980
5.25%, 3/16/2037	150,000	161,481
5.50%, 3/16/2047	350,000	386,929
Vodafone Group PLC:
2.50%, 9/26/2022	50,000	48,147
2.95%, 2/19/2023	125,000	121,650
4.38%, 2/19/2043	75,000	70,952

		10,510,010

TEXTILES — 0.0% (a)
Cintas Corp. No. 2 3.70%, 4/1/2027	150,000	149,812

TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc. 3.50%, 9/15/2027	30,000	28,044

TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC: 3.40%, 9/1/2024	100,000	100,438

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 4/1/2024	$25,000	$25,586
3.90%, 8/1/2046	100,000	98,844
4.05%, 6/15/2048	155,000	155,994
4.13%, 6/15/2047	150,000	154,329
4.45%, 3/15/2043	50,000	53,218
4.55%, 9/1/2044	50,000	53,810
4.90%, 4/1/2044	125,000	140,233
Canadian National Railway Co.:
2.75%, 3/1/2026	100,000	95,541
2.95%, 11/21/2024	50,000	49,212
3.20%, 8/2/2046	25,000	22,515
3.65%, 2/3/2048	50,000	48,312
Canadian Pacific Railway Co. 4.80%, 9/15/2035	30,000	33,167
CSX Corp.:
3.25%, 6/1/2027	50,000	47,818
3.40%, 8/1/2024	25,000	24,924
3.80%, 3/1/2028	50,000	49,817
3.80%, 11/1/2046	100,000	92,137
4.10%, 3/15/2044	75,000	72,957
4.30%, 3/1/2048	50,000	49,859
4.65%, 3/1/2068	50,000	48,861
FedEx Corp.:
3.40%, 2/15/2028	50,000	48,643
3.90%, 2/1/2035	200,000	193,690
4.00%, 1/15/2024	25,000	25,925
4.05%, 2/15/2048	50,000	47,038
4.55%, 4/1/2046	100,000	101,381
4.75%, 11/15/2045	25,000	26,082
Norfolk Southern Corp.:
2.90%, 6/15/2026	150,000	142,684
3.00%, 4/1/2022	25,000	24,874
3.15%, 6/1/2027	50,000	47,851
3.94%, 11/1/2047 (b)	265,000	254,951
4.45%, 6/15/2045	19,000	19,827
Ryder System, Inc.:
Series MTN, 2.45%, 9/3/2019	25,000	24,819
Series MTN, 2.80%, 3/1/2022	100,000	98,016
Series MTN, 3.45%, 11/15/2021	100,000	100,624
Union Pacific Corp.:
2.75%, 3/1/2026	50,000	47,750
3.80%, 10/1/2051	52,000	49,559
4.05%, 3/1/2046	175,000	177,083
4.10%, 9/15/2067	15,000	14,423
United Parcel Service, Inc.:
2.05%, 4/1/2021	150,000	146,641
2.35%, 5/16/2022	50,000	48,778
2.40%, 11/15/2026	30,000	27,601
2.45%, 10/1/2022	125,000	121,699
2.50%, 4/1/2023	150,000	145,474
3.05%, 11/15/2027	200,000	192,356
3.75%, 11/15/2047	175,000	168,056

		3,713,397

Security Description	Principal Amount	Value
TRUCKING & LEASING — 0.0% (a)
GATX Corp. 3.85%, 3/30/2027	$50,000	$48,936

WATER — 0.0% (a)
American Water Capital Corp.:
2.95%, 9/1/2027	121,000	115,336
3.40%, 3/1/2025	25,000	24,988
3.75%, 9/1/2047	100,000	96,490
4.30%, 12/1/2042	25,000	26,443

		263,257

TOTAL CORPORATE BONDS & NOTES (Cost $209,993,730)		204,950,425

ASSET-BACKED SECURITIES — 0.6%
AUTOMOBILE — 0.3%
Ally Master Owner Trust Series 2018-1, Class A2, 2.70%, 1/17/2023	100,000	99,393
AmeriCredit Automobile Receivables Trust 2017-2 Series 2017-2, Class B, 2.40%, 5/18/2022	200,000	197,149
CarMax Auto Owner Trust 2017-2 Series 2017-2, Class B, 2.41%, 12/15/2022	200,000	195,678
Ford Credit Auto Owner Trust 2016-C Series 2016-C, Class A4, 1.40%, 2/15/2022	200,000	194,276
Ford Credit Floorplan Master Owner Trust A Series 2017-2, Class A1, 2.16%, 9/15/2022	150,000	147,765
Honda Auto Receivables Owner Trust Series 2018-1I, Class A3, 2.60%, 2/15/2022	225,000	224,907
Nissan Auto Lease Trust 2017-B Series 2017-B, Class A3, 2.05%, 9/15/2020	300,000	297,193
Santander Drive Auto Receivables Trust 2018-1 Series 2018-1, Class D, 3.32%, 3/15/2024	85,000	83,889
Toyota Auto Receivables 2016-B Owner Trust Series 2016-B, Class A4, 1.52%, 8/16/2021	300,000	294,791
Toyota Auto Receivables 2017-B Owner Trust Series 2017-B, Class A3, 1.76%, 7/15/2021	200,000	197,414

		1,932,455

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 0.3%
American Express Credit Account Master Trust Series 2017-7, Class A, 2.35%, 5/15/2025	$300,000	$292,834
Capital One Multi-Asset Execution Trust:
Series 2016-A5, Class A5, 1.66%, 6/17/2024	200,000	192,153
Series 2017-A4, Class A4, 1.99%, 7/17/2023	300,000	294,508
Chase Issuance Trust Series 2016-A5, Class A5, 1.27%, 7/15/2021	300,000	295,028
Citibank Credit Card Issuance Trust:
Series 2016-A1, Class A1, 1.75%, 11/19/2021	300,000	295,626
Series 2017-A3, Class A3, 1.92%, 4/7/2022	300,000	295,354
Series 2014-A1, Class A1, 2.88%, 1/23/2023	100,000	100,157
Discover Card Execution Note Trust Series 2015-A2, Class A, 1.90%, 10/17/2022	300,000	295,182
Synchrony Credit Card Master Note Trust Series 2016-2, Class A, 2.21%, 5/15/2024	400,000	391,135

		2,451,977

TOTAL ASSET-BACKED SECURITIES (Cost $4,443,028)		4,384,432

FOREIGN GOVERNMENT OBLIGATIONS — 4.1%
AUSTRIA — 0.0% (a)
Oesterreichische Kontrollbank AG:
1.75%, 01/24/2020	200,000	197,532
1.88%, 01/20/2021	100,000	98,004
Series GMTN, 2.88%, 03/13/2023	100,000	100,173

		395,709

CANADA — 0.5%
Canada Government International Bond 2.00%, 11/15/2022	275,000	266,923
Export Development Canada:
1.00%, 09/13/2019	150,000	147,167
1.38%, 10/21/2021	50,000	47,794
1.50%, 05/26/2021	50,000	48,307
2.00%, 05/17/2022	50,000	48,554
2.50%, 01/24/2023	200,000	197,626
Province of Alberta Canada:
1.90%, 12/06/2019	50,000	49,485
2.20%, 07/26/2022	50,000	48,535

Security Description	Principal Amount	Value
3.30%, 03/15/2028	$150,000	$150,978
Province of British Columbia Canada:
2.25%, 06/02/2026	150,000	140,997
2.65%, 09/22/2021	50,000	49,871
Province of Manitoba Canada 2.13%, 6/22/2026	250,000	230,407
Province of Ontario Canada:
1.25%, 06/17/2019	200,000	197,274
1.88%, 05/21/2020	250,000	246,040
2.20%, 10/03/2022	250,000	241,742
2.40%, 02/08/2022	350,000	343,105
2.50%, 09/10/2021	25,000	24,710
2.50%, 04/27/2026	350,000	333,585
2.55%, 02/12/2021	200,000	198,810
4.40%, 04/14/2020	50,000	51,769
Province of Quebec Canada:
2.38%, 01/31/2022	200,000	196,396
2.50%, 04/20/2026	250,000	238,700
2.63%, 02/13/2023	250,000	246,552
2.75%, 08/25/2021	50,000	49,880
2.75%, 04/12/2027	200,000	193,610
Series QO, 2.88%, 10/16/2024	200,000	197,862

		4,186,679

CHILE — 0.1%
Chile Government International Bond:
3.13%, 01/21/2026	50,000	49,195
3.24%, 02/06/2028	200,000	196,186
3.86%, 06/21/2047	300,000	294,609

		539,990

COLOMBIA — 0.1%
Colombia Government International Bond:
3.88%, 04/25/2027	200,000	197,456
4.00%, 02/26/2024	275,000	278,482
4.50%, 01/28/2026	250,000	259,757
5.00%, 06/15/2045	200,000	202,770
5.63%, 02/26/2044	200,000	220,548

		1,159,013

GERMANY — 0.6%
FMS Wertmanagement AoeR:
1.75%, 01/24/2020	200,000	197,508
Series MTN, 1.00%, 08/16/2019	200,000	196,378
Kreditanstalt fuer Wiederaufbau:
Zero Coupon%, 06/29/2037	100,000	54,953
1.00%, 07/15/2019	100,000	98,346
1.25%, 09/30/2019	200,000	196,704
1.50%, 09/09/2019	250,000	246,937
1.50%, 06/15/2021	700,000	675,682
1.63%, 05/29/2020	250,000	245,382
1.75%, 03/31/2020	500,000	492,995
1.88%, 04/01/2019	25,000	24,902
1.88%, 12/15/2020	350,000	343,556

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.00%, 05/02/2025	$100,000	$94,522
2.13%, 03/07/2022	250,000	244,420
2.13%, 06/15/2022	250,000	243,920
2.13%, 01/17/2023	100,000	97,097
2.25%, 11/05/2019	500,000	498,805
2.38%, 12/29/2022	250,000	245,582
2.50%, 11/20/2024	300,000	293,649
2.63%, 04/12/2021 (d)	150,000	149,943
2.63%, 01/25/2022	50,000	49,849
2.88%, 04/03/2028	90,000	89,742
Landwirtschaftliche Rentenbank:
Series 36, 2.00%, 12/06/2021	150,000	146,436
Series 37, 2.50%, 11/15/2027	50,000	48,191

		4,975,499

HUNGARY — 0.1%
Hungary Government International Bond:
5.38%, 03/25/2024	350,000	381,864
6.38%, 03/29/2021	150,000	163,364

		545,228

INDONESIA — 0.0% (a)
Indonesia Government International Bond 2.95%, 1/11/2023	275,000	265,757

ISRAEL — 0.0% (a)
Israel Government International Bond:
2.88%, 03/16/2026	100,000	96,281
3.25%, 01/17/2028	100,000	97,502
4.00%, 06/30/2022	50,000	51,797
4.13%, 01/17/2048	100,000	96,507

		342,087

ITALY — 0.0% (a)
Republic of Italy Government International Bond 5.38%, 6/15/2033	50,000	57,641

JAPAN — 0.2%
Japan Bank for International Cooperation:
1.50%, 07/21/2021	25,000	23,897
2.13%, 07/21/2020	200,000	197,182
2.25%, 02/24/2020	250,000	248,070
2.50%, 06/01/2022	200,000	196,020
2.75%, 11/16/2027	200,000	193,208
2.88%, 07/21/2027	100,000	97,708
Series DTC, 1.88%, 04/20/2021	225,000	218,792
Series DTC, 2.38%, 04/20/2026	200,000	189,266

		1,364,143

MEXICO — 0.2%
Mexico Government International Bond:
3.63%, 03/15/2022	100,000	101,654
3.75%, 01/11/2028	100,000	96,776
4.00%, 10/02/2023	80,000	82,021

Security Description	Principal Amount	Value
4.13%, 01/21/2026	$125,000	$126,819
4.15%, 03/28/2027	400,000	403,180
4.60%, 02/10/2048	200,000	190,104
5.55%, 01/21/2045	300,000	325,920
6.05%, 01/11/2040	30,000	33,880
Series GMTN, 3.50%, 01/21/2021	200,000	203,140
Series MTN, 4.75%, 03/08/2044	100,000	97,199

		1,660,693

PANAMA — 0.1%
Panama Government International Bond:
3.75%, 03/16/2025	150,000	151,072
3.88%, 03/17/2028	200,000	201,720
4.50%, 05/15/2047	50,000	51,110
6.70%, 01/26/2036	50,000	63,258

		467,160

PERU — 0.0% (a)
Peruvian Government International Bond:
4.13%, 08/25/2027	150,000	157,281
5.63%, 11/18/2050	150,000	181,320
6.55%, 03/14/2037	25,000	32,121

		370,722

PHILIPPINES — 0.2%
Philippine Government International Bond:
3.70%, 03/01/2041	200,000	193,158
3.70%, 02/02/2042	100,000	96,345
3.95%, 01/20/2040	200,000	200,604
4.00%, 01/15/2021	100,000	102,322
4.20%, 01/21/2024	300,000	312,039
5.00%, 01/13/2037	150,000	169,726
7.75%, 01/14/2031	100,000	137,246

		1,211,440

POLAND — 0.1%
Poland Government International Bond:
3.00%, 03/17/2023	50,000	49,581
4.00%, 01/22/2024	150,000	156,045
5.00%, 03/23/2022	50,000	53,508
Republic of Poland Government International Bond 3.25%, 4/6/2026	175,000	173,852

		432,986

SOUTH KOREA — 0.1%
Export-Import Bank of Korea:
2.13%, 02/11/2021	100,000	96,940
2.38%, 04/21/2027	25,000	22,406
3.00%, 11/01/2022	250,000	244,902
3.25%, 11/10/2025	150,000	145,605
5.13%, 06/29/2020	100,000	104,222
Korea Development Bank:

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 01/13/2021	$100,000	$98,172
2.75%, 03/19/2023	200,000	193,360
3.00%, 01/13/2026	100,000	95,696
Korea International Bond 7.13%, 4/16/2019	100,000	104,474

		1,105,777

SUPRANATIONAL — 1.6%
African Development Bank:
Series GDIC, 1.88%, 03/16/2020	200,000	197,816
Series GDIF, 1.00%, 05/15/2019	50,000	49,293
Series GDIF, 1.25%, 07/26/2021	25,000	23,896
Series GDIF, 2.63%, 03/22/2021	100,000	100,005
Asian Development Bank:
Series GMTN, 1.63%, 05/05/2020	250,000	245,762
Series GMTN, 1.63%, 03/16/2021	150,000	145,924
Series GMTN, 1.75%, 01/10/2020	250,000	247,177
Series GMTN, 1.75%, 06/08/2021	100,000	97,335
Series GMTN, 1.75%, 09/13/2022	250,000	239,825
Series GMTN, 2.00%, 02/16/2022	150,000	146,152
Series GMTN, 2.00%, 04/24/2026	100,000	93,657
Series GMTN, 2.13%, 11/24/2021	75,000	73,605
Series GMTN, 2.25%, 01/20/2021	300,000	297,447
Series GMTN, 2.38%, 08/10/2027	50,000	47,798
Series GMTN, 2.50%, 11/02/2027	100,000	96,565
Series GMTN, 2.63%, 01/12/2027	50,000	48,878
Series GMTN, 2.75%, 03/17/2023	85,000	84,878
Corp. Andina de Fomento:
2.13%, 09/27/2021	50,000	48,540
2.20%, 07/18/2020	250,000	246,755
2.75%, 01/06/2023	100,000	97,905
Council Of Europe Development Bank:
1.63%, 03/16/2021	50,000	48,611
1.88%, 01/27/2020	100,000	99,009
2.63%, 02/13/2023	60,000	59,575
European Bank for Reconstruction & Development:
1.63%, 05/05/2020	250,000	245,780
Series GMTN, 1.13%, 08/24/2020	100,000	96,807

Security Description	Principal Amount	Value
Series GMTN, 1.88%, 02/23/2022	$75,000	$72,724
Series GMTN, 2.00%, 02/01/2021	250,000	246,010
European Investment Bank:
1.25%, 12/16/2019	375,000	367,909
1.63%, 08/14/2020	250,000	244,917
1.63%, 06/15/2021	150,000	145,317
1.75%, 06/17/2019	25,000	24,838
1.75%, 05/15/2020	400,000	393,948
1.88%, 02/10/2025	100,000	93,788
2.00%, 03/15/2021	225,000	221,078
2.00%, 12/15/2022	250,000	241,565
2.13%, 10/15/2021	50,000	49,074
2.13%, 04/13/2026	100,000	94,578
2.25%, 03/15/2022	250,000	245,575
2.38%, 06/15/2022	350,000	344,851
2.38%, 05/24/2027	100,000	95,759
2.50%, 04/15/2021	50,000	49,812
2.50%, 03/15/2023	145,000	143,024
2.50%, 10/15/2024	25,000	24,504
Series DIP, 1.38%, 09/15/2021	200,000	191,420
Series GMTN, 2.38%, 05/13/2021	250,000	248,060
Series MTN, 1.25%, 05/15/2019	350,000	346,094
Inter-American Development Bank:
1.00%, 05/13/2019	125,000	123,244
1.88%, 03/15/2021	250,000	245,005
2.13%, 11/09/2020	25,000	24,743
2.38%, 07/07/2027	100,000	95,732
2.50%, 01/18/2023	100,000	98,905
3.00%, 02/21/2024	100,000	100,908
4.38%, 01/24/2044	75,000	89,805
Series GDP, 1.25%, 10/15/2019	100,000	98,348
Series GMTN, 1.63%, 05/12/2020	200,000	196,640
Series GMTN, 1.75%, 09/14/2022	350,000	335,807
Series GMTN, 1.88%, 06/16/2020	135,000	133,290
Series GMTN, 2.13%, 01/18/2022	350,000	342,751
International Bank for Reconstruction & Development:
2.00%, 01/26/2022	300,000	292,524
2.13%, 11/01/2020	25,000	24,759
Series GDIF, 1.13%, 11/27/2019	50,000	49,004
Series GDIF, 1.25%, 07/26/2019	350,000	345,254
Series GDIF, 1.38%, 04/22/2019	200,000	198,054
Series GDIF, 1.38%, 05/24/2021	275,000	264,850
Series GDIF, 1.38%, 09/20/2021	300,000	287,466

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 1.63%, 09/04/2020	$250,000	$244,892
Series GDIF, 1.88%, 04/21/2020	200,000	197,818
Series GDIF, 2.13%, 12/13/2021	400,000	392,464
Series GDIF, 2.50%, 11/25/2024	300,000	293,919
Series GDIF, 2.50%, 07/29/2025	200,000	195,390
Series GDIF, 2.50%, 11/22/2027	250,000	241,522
Series GMTN, 0.88%, 08/15/2019	50,000	49,047
Series GMTN, 4.75%, 02/15/2035	25,000	30,839
International Finance Corp.:
1.75%, 09/16/2019	25,000	24,788
Series GMTN, 1.13%, 07/20/2021	125,000	119,114
Series GMTN, 2.13%, 04/07/2026	100,000	94,596
Series GMTN, 2.25%, 01/25/2021	300,000	297,528
Nordic Investment Bank:
2.13%, 02/01/2022	200,000	195,756
2.25%, 02/01/2021	300,000	297,321

		13,085,923

SWEDEN — 0.1%
Svensk Exportkredit AB:
2.00%, 08/30/2022	200,000	193,304
Series GMTN, 1.25%, 04/12/2019	100,000	98,905
Series MTN, 1.13%, 08/28/2019	150,000	147,333

		439,542

UNITED STATES — 0.0% (a)
Iraq Government AID Bond 2.15%, 1/18/2022	200,000	196,256

URUGUAY — 0.1%
Uruguay Government International Bond:
4.38%, 10/27/2027	225,000	232,832
5.10%, 06/18/2050	175,000	181,209

		414,041

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $33,872,494)		33,216,286

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.0%
Federal Farm Credit Banks:
1.55%, 1/10/2020	300,000	295,605
3.50%, 12/20/2023	50,000	51,893
1.50%, 12/19/2019	50,000	49,325

Security Description	Principal Amount	Value
Federal Home Loan Bank:
1.13%, 6/21/2019	$225,000	$222,113
1.13%, 7/14/2021	400,000	382,840
1.38%, 11/15/2019	750,000	739,320
1.38%, 2/18/2021	100,000	97,081
1.50%, 10/21/2019	350,000	345,671
1.88%, 11/29/2021	700,000	684,243
2.15%, 9/26/2022	50,000	48,745
2.88%, 9/13/2024	50,000	50,201
5.50%, 7/15/2036	135,000	179,869
1.38%, 9/28/2020	500,000	487,665
2.25%, 6/11/2021	75,000	74,327
2.30%, 7/19/2022	100,000	98,239
Federal Home Loan Mortgage Corp.:
0.88%, 7/19/2019	50,000	49,144
1.25%, 8/1/2019	100,000	98,714
1.25%, 10/2/2019	75,000	73,890
1.38%, 8/15/2019	500,000	494,130
1.50%, 1/17/2020	325,000	320,187
1.63%, 10/25/2019	50,000	49,466
1.63%, 9/29/2020	500,000	490,270
2.38%, 2/16/2021	250,000	249,360
2.38%, 1/13/2022	325,000	322,650
2.50%, 10/1/2029	54,756	53,959
2.50%, 1/1/2031	108,335	106,579
2.50%, 5/1/2031	176,984	173,444
2.50%, 6/1/2031	321,408	314,980
2.50%, 10/1/2031	294,587	288,696
2.50%, 12/1/2031	344,023	337,143
2.50%, 12/1/2032	1,492,908	1,462,434
2.75%, 1/30/2023	150,000	148,382
3.00%, 12/1/2030	140,474	140,715
3.00%, 5/1/2031	112,599	112,680
3.00%, 12/1/2031	547,725	548,119
3.00% 2/1/2032	2,201,723	2,203,305
3.00%, 5/1/2032	878,101	877,022
3.00%, 7/1/2032	272,954	272,619
3.00%, 1/1/2033	1,126,712	1,125,327
3.00%, 5/1/2035	76,220	75,968
3.00%, 6/1/2036	335,754	333,376
3.00%, 6/1/2045	115,410	112,880
3.00%, 8/1/2045	236,362	231,179
3.00%, 4/1/2046	515,963	503,461
3.00%, 6/1/2046	173,790	169,579
3.00%, 8/1/2046	884,896	863,454
3.00%, 9/1/2046	290,034	283,007
3.00%, 10/1/2046	495,015	483,020
3.00% 11/1/2046	1,577,720	1,539,490
3.00% 12/1/2046	1,365,061	1,331,985
3.00%, 1/1/2047	1,019,871	995,159
3.00% 2/1/2047	1,882,698	1,837,079
3.00%, 11/1/2047	983,100	959,023
3.00%, 1/1/2048	1,534,407	1,496,829
3.00%, 2/1/2048	1,980,628	1,932,121
3.50%, 4/1/2032	510,366	520,543
3.50%, 11/1/2034	330,027	337,196

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 3/1/2037	$448,903	$455,836
3.50%, 4/1/2042	359,687	363,354
3.50%, 8/1/2043	758,434	765,012
3.50%, 11/1/2044	64,593	65,013
3.50%, 1/1/2045	83,973	84,519
3.50% 7/1/2045	144,907	145,574
3.50%, 10/1/2045	85,430	85,823
3.50% 12/1/2045	971,705	976,177
3.50%, 1/1/2046	126,217	126,797
3.50%, 3/1/2046	261,914	262,843
3.50%, 4/1/2046	385,660	387,028
3.50%, 6/1/2046	444,090	445,665
3.50%, 12/1/2046	1,308,264	1,312,904
3.50%, 2/1/2047	899,593	902,784
3.50%, 3/1/2047	907,648	910,138
3.50%, 4/1/2047	593,102	594,729
3.50%, 6/1/2047	627,341	629,062
3.50% 10/1/2047	950,863	953,472
3.50%, 11/1/2047	244,598	245,269
3.50%, 12/1/2047	488,611	489,951
3.50%, 1/1/2048	2,482,929	2,489,740
3.50%, 2/1/2048	3,126,093	3,134,669
4.00%, 4/1/2025	48,010	49,317
4.00%, 4/1/2042	49,014	50,751
4.00%, 6/1/2042	121,775	126,042
4.00%, 12/1/2044	60,977	62,814
4.00%, 4/1/2045	51,456	52,929
4.00%, 10/1/2045	121,368	124,842
4.00%, 12/1/2045	198,797	204,488
4.00%, 1/1/2046	822,713	846,264
4.00%, 2/1/2046	310,797	319,694
4.00%, 1/1/2047	839,716	863,201
4.00%, 2/1/2047	420,507	432,268
4.00%, 6/1/2047	902,109	926,892
4.00%, 9/1/2047	1,035,865	1,064,323
4.00%, 11/1/2047	777,623	798,986
4.00%, 1/1/2048	2,028,308	2,084,032
4.50%, 5/1/2044	165,314	173,628
4.50%, 12/1/2045	715,337	751,309
4.50%, 9/1/2046	547,383	574,232
4.50%, 4/1/2047	490,118	514,649
4.50%, 10/1/2047	657,625	690,540
4.50%, 12/1/2047	292,010	306,625
5.00%, 7/1/2041	205,226	221,607
5.50%, 8/1/2038	619,126	677,670
6.00%, 7/1/2040	225,776	248,382
6.25%, 7/15/2032	460,000	626,534
1.25%, 7/26/2019	250,000	246,705
1.70%, 9/29/2020	100,000	98,136
1.75%, 6/29/2020	50,000	49,278
Series GMTN, 1.88%, 11/17/2020	300,000	295,791
Series K005, Class A2, 4.32%, 11/25/2019	200,000	203,574
Series K025, Class A2, 2.68%, 10/25/2022	125,000	123,797

Security Description	Principal Amount	Value
Series K028, Class A2, 3.11%, 2/25/2023	$100,000	$100,785
Series K039, Class A2, 3.30%, 7/25/2024	400,000	406,247
Series K040, Class A2, 3.24%, 9/25/2024	575,000	581,704
Series K049, Class A2, 3.01%, 7/25/2025	200,000	198,855
Series K054, Class A2, 2.75%, 1/25/2026	500,000	486,546
Series K062, Class A2, 3.41%, 12/25/2026	400,000	405,355
Series K716, Class A2, 3.13%, 6/25/2021	250,000	251,886
Series K718, Class A2, 2.79%, 1/25/2022	500,000	498,321
Series K724, Class A2, 3.06%, 11/25/2023 (c)	500,000	501,516
Series K730, Class A2, 3.59%, 1/25/2025	250,000	257,510
TBA 2.50%, 4/1/2033 (d)	1,800,000	1,762,875
TBA 3.00%, 4/1/2048 (d)	400,000	389,969
TBA 3.50%, 4/1/2033 (d)	2,200,000	2,242,625
TBA 3.50%, 4/1/2048 (d)	2,600,000	2,605,586
TBA 4.00%, 4/1/2048 (d)	2,350,000	2,411,779
TBA 4.50%, 4/1/2048 (d)	600,000	628,125
Federal National Mortgage Association:
1.00%, 10/24/2019	200,000	196,116
1.25%, 5/6/2021	275,000	265,290
1.38%, 10/7/2021	325,000	312,406
1.50%, 6/22/2020	100,000	98,116
1.50%, 7/30/2020	500,000	489,770
1.75%, 9/12/2019	75,000	74,480
1.88%, 4/5/2022	500,000	487,045
1.88%, 9/24/2026	500,000	460,485
2.00%, 1/5/2022	150,000	146,897
2.00%, 10/5/2022	250,000	242,853
2.00%, 11/1/2031	173,932	166,054
2.13%, 4/24/2026	200,000	188,986
2.50%, 3/1/2029	319,226	316,197
2.50%, 2/1/2031	169,261	166,549
2.50%, 10/1/2031	278,533	273,044
2.50%, 12/1/2031	497,584	487,777
2.50%, 1/1/2032	167,667	164,362
2.50%, 4/1/2032	1,703,147	1,669,580
2.50%, 10/1/2032	710,125	695,908
2.50%, 12/1/2032	1,449,241	1,420,228
2.63%, 9/6/2024	250,000	247,688
3.00%, 10/1/2028	111,411	112,022
3.00%, 8/1/2029	56,477	56,661
3.00%, 5/1/2030	359,451	361,836
3.00%, 6/1/2030	72,671	72,814
3.00%, 9/1/2030	60,603	60,722
3.00%, 11/1/2030	125,317	125,564
3.00%, 12/1/2030	91,308	91,488
3.00%, 4/1/2031	329,076	329,391
3.00%, 12/1/2031	489,554	490,023

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
3.00% 2/1/2032	$1,991,279	$1,993,186
3.00%, 5/1/2032	797,163	796,413
3.00%, 8/1/2032	276,023	275,763
3.00%, 10/1/2032	472,753	472,308
3.00%, 2/1/2033	1,476,303	1,474,915
3.00%, 6/1/2036	101,487	100,785
3.00%, 8/1/2036	509,081	505,560
3.00%, 10/1/2036	262,579	260,763
3.00%, 12/1/2036	449,495	446,386
3.00%, 6/1/2043	336,665	331,544
3.00%, 7/1/2043	98,873	97,311
3.00%, 1/1/2045	1,415,670	1,393,308
3.00%, 9/1/2045	97,998	95,866
3.00% 11/1/2045	759,850	743,321
3.00%, 12/1/2045	135,067	132,129
3.00%, 5/1/2046	954,093	931,148
3.00%, 7/1/2046	1,096,560	1,070,189
3.00%, 10/1/2046	272,247	265,700
3.00%, 11/1/2046	1,367,407	1,334,522
3.00% 12/1/2046	1,086,731	1,060,597
3.00% 1/1/2047	2,984,108	2,912,343
3.00%, 2/1/2047	935,417	912,921
3.00%, 5/1/2047	943,161	920,192
3.00%, 11/1/2047	692,137	675,281
3.00%, 2/1/2048	5,173,500	5,050,018
3.50%, 11/1/2025	52,577	53,680
3.50%, 1/1/2027	59,953	61,210
3.50%, 5/1/2029	64,027	65,442
3.50%, 10/1/2029	51,733	52,876
3.50%, 2/1/2031	644,608	658,359
3.50%, 3/1/2032	457,678	466,838
3.50%, 4/1/2032	655,332	668,448
3.50%, 2/1/2033	1,234,763	1,259,477
3.50%, 12/1/2035	68,967	70,287
3.50%, 1/1/2037	442,493	450,627
3.50%, 2/1/2037	670,443	682,766
3.50%, 7/1/2037	373,884	379,598
3.50%, 2/1/2041	144,091	145,535
3.50%, 10/1/2044	53,382	53,720
3.50% 1/1/2045	149,711	150,660
3.50%, 5/1/2045	64,068	64,353
3.50% 8/1/2045	209,604	210,536
3.50%, 11/1/2045	85,286	85,666
3.50% 12/1/2045	1,061,433	1,066,154
3.50%, 1/1/2046	803,054	806,627
3.50% 2/1/2046	922,838	926,943
3.50% 4/1/2046	630,844	632,974
3.50% 5/1/2046	980,711	984,023
3.50%, 6/1/2046	263,009	263,897
3.50%, 7/1/2046	595,290	597,300
3.50%, 1/1/2047	852,761	855,641
3.50%, 2/1/2047	859,531	862,433
3.50%, 3/1/2047	903,467	906,518
3.50%, 4/1/2047	1,830,370	1,835,060
3.50%, 5/1/2047	683,820	686,129
3.50%, 6/1/2047	928,052	930,430
3.50%, 9/1/2047	772,915	774,895

Security Description	Principal Amount	Value
3.50%, 10/1/2047	$921,144	$923,504
3.50%, 11/1/2047	195,654	196,155
3.50%, 12/1/2047	1,376,477	1,380,003
3.50%, 1/1/2048	395,608	396,622
3.50% 2/1/2048	4,274,141	4,286,771
4.00%, 8/1/2018	6,792	6,987
4.00%, 1/1/2019	6,353	6,536
4.00%, 9/1/2019	30,248	31,119
4.00%, 3/1/2021	33,208	34,165
4.00%, 10/1/2033	209,284	217,866
4.00%, 12/1/2040	81,908	84,745
4.00%, 2/1/2043	468,603	484,836
4.00% 10/1/2043	1,120,380	1,159,710
4.00%, 11/1/2043	366,134	377,844
4.00%, 12/1/2043	323,861	334,218
4.00% 10/1/2044	81,658	84,103
4.00%, 3/1/2045	68,085	70,039
4.00%, 7/1/2045	75,213	77,371
4.00% 9/1/2045	319,924	329,104
4.00% 12/1/2045	150,468	154,786
4.00%, 4/1/2046	373,241	383,682
4.00%, 7/1/2046	474,012	487,271
4.00%, 11/1/2046	800,210	822,593
4.00%, 12/1/2046	835,333	858,699
4.00%, 4/1/2047	911,566	936,145
4.00%, 7/1/2047	1,008,902	1,036,106
4.00%, 8/1/2047	868,756	892,181
4.00%, 9/1/2047	830,646	853,043
4.00%, 12/1/2047	1,079,169	1,108,267
4.00%, 2/1/2048	2,480,285	2,547,163
4.50%, 4/1/2018	658	659
4.50%, 5/1/2020	6,248	6,295
4.50%, 12/1/2040	191,365	202,283
4.50%, 1/1/2042	89,807	94,883
4.50% 9/1/2043	175,962	185,819
4.50%, 11/1/2043	97,984	103,118
4.50%, 5/1/2044	361,457	379,719
4.50%, 6/1/2044	102,035	107,190
4.50%, 2/1/2046	348,169	368,033
4.50%, 3/1/2046	1,180,677	1,242,551
4.50%, 7/1/2046	446,286	468,806
4.50%, 11/1/2047	1,428,891	1,500,131
4.50%, 4/1/2048	750,000	787,418
5.00%, 1/1/2039	750,138	807,208
5.00%, 6/1/2040	363,960	391,946
5.00%, 7/1/2041	63,396	68,270
5.00%, 5/1/2042	71,062	76,526
5.00%, 11/1/2044	947,618	1,020,516
5.00%, 1/1/2045	79,410	84,962
5.50%, 2/1/2037	39,320	43,056
5.50%, 4/1/2038	188,795	206,740
5.50%, 9/1/2040	57,608	63,067
5.50%, 9/1/2041	91,499	100,195
5.50% 5/1/2044	1,055,963	1,156,303
5.63%, 7/15/2037	80,000	108,745
6.63%, 11/15/2030	365,000	499,462
7.25%, 5/15/2030	75,000	106,436

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.00%, 8/28/2019	$200,000	$196,612
1.50%, 2/28/2020	500,000	492,370
Series 2011-M5, Class A2, 2.94%, 7/25/2021	130,969	131,230
Series 2013-M12, Class APT, 2.39%, 3/25/2023 (c)	35,990	35,215
Series 2013-M3, Class A2, 2.51%, 11/25/2022 (c)	150,000	147,060
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (c)	750,000	748,654
Series 2014-M3, Class A2, 3.47%, 1/25/2024 (c)	50,000	51,201
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	250,000	246,602
Series 2017-M12, Class A2, 3.08%, 6/25/2027 (c)	400,000	395,368
Series 2018-M2, Class A2, 2.90%, 1/25/2028 (c)	250,000	243,003
TBA 2.50%, 4/1/2033 (d)	1,625,000	1,592,119
TBA 3.00%, 4/1/2048 (d)	2,050,000	1,999,230
TBA 3.50%, 4/1/2048 (d)	7,000,000	7,014,219
TBA 4.00%, 4/1/2048 (d)	4,900,000	5,027,859
TBA 4.50%, 4/1/2048 (d)	1,000,000	1,047,031
TBA 5.00%, 4/1/2048 (d)	3,000,000	3,203,906
Government National Mortgage Association:
3.00%, 1/20/2043	734,868	727,842
3.00%, 5/20/2043	371,850	368,013
3.00%, 12/20/2044	81,821	80,899
3.00%, 3/20/2045	45,278	44,658
3.00%, 4/20/2045	132,063	130,257
3.00%, 6/20/2045	67,194	66,275
3.00%, 7/20/2045	122,310	120,637
3.00%, 8/20/2045	109,711	108,210
3.00%, 4/20/2046	114,054	112,370
3.00%, 5/20/2046	197,175	194,262
3.00%, 7/20/2046	125,518	123,664
3.00%, 8/20/2046	405,638	399,647
3.00%, 9/20/2046	283,256	279,072
3.00%, 10/20/2046	286,707	282,472
3.00%, 11/20/2046	511,794	504,235
3.00%, 12/20/2046	2,004,055	1,974,453
3.00%, 2/20/2047	952,456	938,387
3.00%, 4/20/2047	1,361,898	1,340,504
3.00%, 5/20/2047	1,000,758	985,038
3.00%, 6/20/2047	469,542	462,166
3.00%, 7/20/2047	479,140	471,614
3.00%, 8/20/2047	460,697	453,460
3.00%, 10/20/2047	688,655	677,837
3.00%, 1/20/2048	2,489,162	2,450,061
3.00%, 2/20/2048	1,496,800	1,473,288
3.00%, 3/20/2048	2,025,000	1,993,686
3.50%, 10/20/2042	591,369	599,945
3.50%, 5/20/2043	88,020	89,360
3.50%, 9/20/2043	61,085	62,015
3.50%, 11/20/2043	481,141	488,466
3.50%, 10/20/2044	65,597	66,511
3.50%, 12/20/2044	45,155	45,784

Security Description	Principal Amount	Value
3.50%, 3/20/2045	$42,179	$42,681
3.50%, 4/20/2045	129,572	131,114
3.50%, 6/20/2045	85,573	86,592
3.50%, 10/20/2045	93,593	94,707
3.50%, 1/20/2046	1,371,363	1,387,689
3.50%, 3/20/2046	300,530	303,820
3.50%, 4/20/2046	160,212	161,966
3.50%, 5/20/2046	166,543	168,366
3.50%, 6/20/2046	364,641	368,634
3.50%, 7/20/2046	409,507	413,991
3.50%, 10/20/2046	775,083	783,570
3.50%, 11/20/2046	497,879	503,330
3.50%, 1/20/2047	1,177,304	1,190,194
3.50%, 3/20/2047	1,761,518	1,779,565
3.50%, 5/20/2047	1,363,474	1,377,443
3.50%, 6/20/2047	932,227	941,778
3.50%, 7/20/2047	713,351	720,659
3.50%, 8/20/2047	1,135,149	1,146,778
3.50%, 9/20/2047	488,147	493,148
3.50%, 10/20/2047	467,182	471,969
3.50%, 1/20/2048	4,179,501	4,222,321
3.50%, 2/20/2048	1,945,956	1,965,893
4.00%, 4/15/2040	69,748	72,199
4.00%, 2/20/2042	29,112	30,223
4.00%, 7/20/2042	19,745	20,455
4.00%, 7/15/2044	71,298	73,787
4.00%, 8/20/2044	41,867	43,321
4.00%, 10/20/2044	375,334	388,370
4.00%, 5/15/2045	73,629	76,114
4.00%, 6/15/2045	154,573	159,791
4.00%, 8/20/2045	45,775	47,317
4.00%, 11/20/2045	552,864	571,484
4.00%, 2/20/2046	430,504	445,004
4.00%, 5/20/2046	456,325	470,328
4.00%, 6/20/2046	304,811	314,164
4.00%, 1/20/2047	998,505	1,029,147
4.00%, 3/20/2047	497,988	513,270
4.00%, 4/20/2047	948,497	976,068
4.00%, 5/20/2047	648,878	667,740
4.00%, 6/20/2047	4,228,556	4,351,475
4.00%, 7/20/2047	671,204	690,715
4.00%, 8/20/2047	280,077	288,218
4.50%, 1/20/2044	178,372	187,460
4.50%, 11/20/2044	55,977	58,872
4.50%, 12/20/2044	45,010	47,337
4.50%, 4/20/2046	276,255	290,541
4.50%, 6/20/2046	200,633	211,008
4.50%, 7/20/2046	252,555	265,615
4.50%, 4/20/2047	1,016,473	1,060,368
4.50%, 8/20/2047	352,889	367,864
4.50%, 11/20/2047	3,179,778	3,314,707
4.50%, 12/20/2047	197,248	205,618
5.00%, 6/15/2040	59,339	63,352
5.00%, 10/15/2041	94,359	100,078
5.00%, 3/20/2044	78,773	83,749
5.00%, 12/20/2045	293,716	312,754
5.50%, 10/20/2043	71,537	78,275

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
5.50%, 5/20/2045	$858,458	$931,026
TBA 3.00%, 4/1/2048 (d)	1,025,000	1,008,264
TBA 3.50%, 4/1/2048 (d)	6,350,000	6,410,523
TBA 4.00%, 4/1/2048 (d)	500,000	513,984
Tennessee Valley Authority:
2.25%, 3/15/2020	200,000	199,640
2.88%, 9/15/2024	100,000	100,283
3.50%, 12/15/2042	175,000	183,621
4.25%, 9/15/2065	50,000	57,726
5.25%, 9/15/2039	150,000	197,063
Series A, 2.88%, 2/1/2027	150,000	148,497

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $246,278,093)		241,535,328

U.S. TREASURY OBLIGATIONS — 36.7%
Treasury Bonds:
2.25%, 8/15/2046	1,425,000	1,227,751
2.50%, 2/15/2045	840,000	767,088
2.50%, 2/15/2046	1,400,000	1,274,490
2.50%, 5/15/2046	1,100,000	1,000,615
2.75%, 8/15/2042	400,000	386,628
2.75%, 11/15/2042	500,000	482,730
2.75%, 8/15/2047	700,000	669,095
2.75%, 11/15/2047	2,150,000	2,055,636
2.88%, 5/15/2043	1,200,000	1,183,212
2.88%, 8/15/2045	1,480,000	1,453,760
2.88%, 11/15/2046	450,000	441,419
3.00%, 5/15/2042	325,000	328,591
3.00%, 11/15/2044	675,000	679,705
3.00%, 5/15/2045	1,875,000	1,887,450
3.00%, 11/15/2045	2,400,000	2,414,448
3.00%, 2/15/2047	700,000	703,864
3.00%, 5/15/2047	700,000	703,521
3.00%, 2/15/2048	700,000	704,039
3.13%, 11/15/2041	800,000	826,624
3.13%, 2/15/2042	475,000	490,856
3.13%, 2/15/2043	425,000	438,124
3.13%, 8/15/2044	1,250,000	1,287,562
3.38%, 5/15/2044	1,350,000	1,452,168
3.50%, 2/15/2039	2,500,000	2,747,175
3.63%, 8/15/2043	850,000	951,813
3.63%, 2/15/2044	1,225,000	1,372,649
3.75%, 8/15/2041	700,000	797,860
3.75%, 11/15/2043	1,425,000	1,628,162
3.88%, 8/15/2040	750,000	868,950
4.25%, 5/15/2039	2,500,000	3,042,275
4.25%, 11/15/2040	3,000,000	3,663,300
4.38%, 2/15/2038	775,000	953,723
4.38%, 11/15/2039	350,000	433,493
4.38%, 5/15/2040	575,000	713,063
4.38%, 5/15/2041	300,000	373,494
4.50%, 2/15/2036	2,500,000	3,089,700
4.50%, 8/15/2039	650,000	817,680
4.63%, 2/15/2040	1,190,000	1,522,986
4.75%, 2/15/2037	2,600,000	3,328,156

Security Description	Principal Amount	Value
4.75%, 2/15/2041	$650,000	$848,835
5.25%, 11/15/2028	450,000	552,955
Treasury Notes:
0.88%, 4/15/2019	150,000	148,044
0.88%, 5/15/2019	2,750,000	2,710,785
0.88%, 6/15/2019	4,500,000	4,430,430
0.88%, 9/15/2019	825,000	808,921
1.00%, 8/31/2019	500,000	491,505
1.00%, 9/30/2019	750,000	736,590
1.00%, 10/15/2019	1,000,000	981,560
1.13%, 4/30/2020	100,000	97,609
1.13%, 2/28/2021	850,000	819,825
1.13%, 6/30/2021	2,250,000	2,158,673
1.13%, 7/31/2021	1,175,000	1,125,615
1.13%, 8/31/2021	2,350,000	2,247,892
1.13%, 9/30/2021	1,300,000	1,241,916
1.25%, 4/30/2019	1,500,000	1,485,465
1.25%, 5/31/2019	1,775,000	1,756,345
1.25%, 6/30/2019	2,250,000	2,224,170
1.25%, 8/31/2019	4,150,000	4,094,224
1.25%, 1/31/2020	5,250,000	5,154,712
1.25%, 3/31/2021	200,000	193,394
1.25%, 10/31/2021	1,400,000	1,341,816
1.25%, 7/31/2023	250,000	233,353
1.38%, 7/31/2019	3,500,000	3,462,445
1.38%, 9/30/2019	7,500,000	7,404,000
1.38%, 12/15/2019	6,000,000	5,911,200
1.38%, 2/29/2020	500,000	491,595
1.38%, 4/30/2020	350,000	343,360
1.38%, 5/31/2020	500,000	490,010
1.38%, 8/31/2020	3,200,000	3,127,136
1.38%, 9/15/2020	1,500,000	1,465,560
1.38%, 9/30/2020	550,000	536,976
1.38%, 10/31/2020	1,100,000	1,072,819
1.38%, 1/31/2021	5,500,000	5,348,090
1.38%, 4/30/2021	525,000	508,998
1.38%, 5/31/2021	5,775,000	5,590,200
1.38%, 6/30/2023	2,500,000	2,351,850
1.38%, 9/30/2023	550,000	515,498
1.50%, 10/31/2019	2,250,000	2,223,877
1.50%, 5/31/2020	300,000	294,810
1.50%, 1/31/2022	450,000	433,701
1.50%, 2/28/2023	5,000,000	4,755,450
1.50%, 8/15/2026	1,850,000	1,679,615
1.63%, 8/31/2019	800,000	793,424
1.63%, 12/31/2019	750,000	741,922
1.63%, 3/15/2020	3,500,000	3,455,830
1.63%, 6/30/2020	75,000	73,856
1.63%, 7/31/2020	5,600,000	5,510,736
1.63%, 10/15/2020	1,150,000	1,129,369
1.63%, 8/31/2022	1,150,000	1,106,633
1.63%, 4/30/2023	2,500,000	2,386,925
1.63%, 5/31/2023	1,250,000	1,192,187
1.63%, 2/15/2026	1,925,000	1,776,120
1.63%, 5/15/2026	1,350,000	1,241,892
1.75%, 11/30/2019	2,500,000	2,479,200
1.75%, 10/31/2020	650,000	640,009

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
1.75%, 11/15/2020	$1,350,000	$1,329,075
1.75%, 12/31/2020	5,500,000	5,409,305
1.75%, 11/30/2021	1,500,000	1,461,900
1.75%, 2/28/2022	300,000	291,750
1.75%, 3/31/2022	250,000	242,955
1.75%, 4/30/2022	300,000	291,213
1.75%, 5/31/2022	1,000,000	969,780
1.75%, 6/30/2022	3,750,000	3,634,462
1.75%, 1/31/2023	2,925,000	2,818,033
1.75%, 5/15/2023	250,000	240,043
1.88%, 12/31/2019	3,500,000	3,476,865
1.88%, 12/15/2020	5,000,000	4,936,350
1.88%, 1/31/2022	1,850,000	1,808,190
1.88%, 2/28/2022	5,500,000	5,372,015
1.88%, 3/31/2022	5,500,000	5,368,990
1.88%, 4/30/2022	6,000,000	5,851,440
1.88%, 5/31/2022	100,000	97,514
1.88%, 7/31/2022	1,000,000	973,210
1.88%, 8/31/2022	150,000	145,904
1.88%, 9/30/2022	500,000	485,940
1.88%, 8/31/2024	1,850,000	1,765,011
2.00%, 2/28/2021	750,000	741,773
2.00%, 5/31/2021	350,000	345,457
2.00%, 8/31/2021	300,000	295,512
2.00%, 10/31/2021	6,000,000	5,903,580
2.00%, 11/15/2021	500,000	491,950
2.00%, 12/31/2021	3,000,000	2,947,470
2.00%, 7/31/2022	100,000	97,874
2.00%, 10/31/2022	5,000,000	4,883,200
2.00%, 11/30/2022	2,000,000	1,952,240
2.00%, 2/15/2023	500,000	487,235
2.00%, 5/31/2024	1,750,000	1,684,900
2.00%, 6/30/2024	350,000	336,767
2.00%, 2/15/2025	2,375,000	2,272,804
2.00%, 8/15/2025	1,500,000	1,429,590
2.00%, 11/15/2026	2,250,000	2,122,403
2.13%, 8/31/2020	1,650,000	1,641,354
2.13%, 8/15/2021	5,500,000	5,440,380
2.13%, 6/30/2022	4,500,000	4,428,990
2.13%, 12/31/2022	3,900,000	3,825,120
2.13%, 11/30/2023	1,000,000	974,100
2.13%, 3/31/2024	975,000	946,969
2.13%, 9/30/2024	1,500,000	1,451,370
2.13%, 11/30/2024	1,250,000	1,207,950
2.13%, 5/15/2025	2,350,000	2,263,356
2.25%, 12/31/2023	1,750,000	1,715,158
2.25%, 1/31/2024	1,000,000	979,430
2.25%, 10/31/2024	1,250,000	1,218,087
2.25%, 11/15/2024	1,675,000	1,631,584
2.25%, 12/31/2024	1,250,000	1,216,875
2.25%, 11/15/2025	1,975,000	1,911,938
2.25%, 2/15/2027	2,000,000	1,922,660
2.25%, 8/15/2027	2,000,000	1,917,900
2.25%, 11/15/2027	4,000,000	3,831,720
2.38%, 3/15/2021	2,500,000	2,499,125
2.38%, 1/31/2023	1,500,000	1,487,760
2.38%, 8/15/2024	1,950,000	1,917,259

Security Description	Principal Amount	Value
2.38%, 5/15/2027	$3,900,000	$3,784,521
2.50%, 3/31/2023 (d)	1,250,000	1,246,138
2.50%, 5/15/2024	5,000,000	4,958,250
2.63%, 8/15/2020	150,000	150,957
2.63%, 11/15/2020	250,000	251,567
2.63%, 2/28/2023	2,000,000	2,006,280
2.63%, 3/31/2025 (d)	3,000,000	2,987,850
2.75%, 11/15/2023	1,500,000	1,510,800
2.75%, 2/15/2024	100,000	100,642
2.75%, 2/28/2025	2,250,000	2,259,630
3.63%, 2/15/2020	1,350,000	1,383,183
3.63%, 2/15/2021	1,600,000	1,654,976

TOTAL U.S. TREASURY OBLIGATIONS (Cost $301,858,563)		295,270,361

MUNICIPAL BONDS & NOTES — 0.5%
CALIFORNIA — 0.2%
Bay Area Toll Authority 6.91%, 10/1/2050	25,000	37,383
California, State General Obligation:
7.30%, 10/1/2039	125,000	182,294
7.50%, 4/1/2034	100,000	144,240
7.55%, 4/1/2039	100,000	152,268
California, State University Series B, 3.90%, 11/1/2047	100,000	101,671
Los Angeles Department of Water & Power Power System Revenue 5.72%, 7/1/2039	100,000	128,025
Los Angeles Unified School District/CA 5.75%, 7/1/2034	25,000	30,958
Regents of the University of California Medical Center Pooled Revenue Series H, 6.55%, 5/15/2048	50,000	68,665
San Jose Redev. Agency Successor Agency Series A-T, 3.38%, 8/1/2034	275,000	266,186
State of California 7.60%, 11/1/2040	250,000	386,735
University of California Series AX, 3.06%, 7/1/2025	300,000	298,179

		1,796,604

FLORIDA — 0.0% (a)
State Board of Administration Finance Corp.:
Series A, 2.64%, 7/1/2021	150,000	149,037
Series A, 3.00%, 7/1/2020	100,000	100,566

		249,603

GEORGIA — 0.0% (a)
Georgia, Municipal Electric Authority Revenue 6.66%, 4/1/2057	165,000	203,122

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
ILLINOIS — 0.1%
Sales Tax Securitization Corp. 3.59%, 1/1/2043	$275,000	$262,996
State of Illinois:
5.10%, 6/1/2033	50,000	46,867
6.63%, 2/1/2035	200,000	208,024
7.35%, 7/1/2035	100,000	109,147

		627,034

MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts Series E, 4.20%, 12/1/2021	100,000	104,194

MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri 3.65%, 8/15/2057	100,000	96,698

NEW JERSEY — 0.0% (a)
New Jersey Turnpike Authority Revenue 7.10%, 1/1/2041	100,000	143,139

NEW YORK — 0.1%
New York City Water & Sewer System 5.44%, 6/15/2043	25,000	31,383
Port Authority of New York & New Jersey:
4.46%, 10/1/2062	250,000	273,575
5.65%, 11/1/2040	100,000	127,143
Series 192, 4.81%, 10/15/2065	25,000	29,445

		461,546

OHIO — 0.0% (a)
American Municipal Power Inc. 7.83%, 2/15/2041	150,000	230,385

PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Series A, 4.14%, 6/1/2038	125,000	129,688

TEXAS — 0.1%
Dallas Area Rapid Transit 5.02%, 12/1/2048	100,000	119,800
Permanent University Fund - University of Texas System 3.38%, 7/1/2047	150,000	142,720

		262,520

VIRGINIA — 0.0% (a)
University of Virginia Series C, 4.18%, 9/1/2117	50,000	50,051

TOTAL MUNICIPAL BONDS & NOTES (Cost $4,385,806)		4,354,584

MORTGAGE-BACKED SECURITIES — 1.1%
Banc of America Commercial Mortgage Trust 2015-UBS7 Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	101,352
BANK 2017-BNK8:

Security Description	Principal Amount	Value
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	$90,000	$89,738
Series 2017-BNK8, Class B, 3.93%, 11/15/2050	50,000	50,286
BENCHMARK 2018-B2 Mortgage Trust Series 2018-B2, Class A5, 3.88%, 2/15/2051	130,000	133,366
CD 2017-CD6 Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050	100,000	99,094
CFCRE Commercial Mortgage Trust 2016-C7 Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	306,457
Citigroup Commercial Mortgage Trust 2013-GC11 Series 2013-GC11, Class A4, 3.09%, 4/10/2046	75,000	74,614
Citigroup Commercial Mortgage Trust 2015-GC33 Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	611,224
Citigroup Commercial Mortgage Trust 2017-C4 Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	247,907
COMM 2013-CCRE8 Mortgage Trust Series 2013-CR8, Class A4, 3.33%, 6/10/2046	65,000	65,336
COMM 2014-CCRE16 Mortgage Trust:
Series 2014-CR16, Class A4, 4.05%, 4/10/2047	100,000	103,663
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	414,678
COMM 2014-UBS6 Mortgage Trust Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	101,256
COMM 2015-LC21 Mortgage Trust Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	50,729
COMM 2015-LC23 Mortgage Trust Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	300,000	304,615
Commercial Mortgage Pass Through Certificates Series 2014-CR14, Class A3, 3.96%, 2/10/2047	400,000	412,851
CSAIL 2015-C1 Commercial Mortgage Trust Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	151,713
CSAIL 2017-CX10 Commercial Mortgage Trust Series 2017-CX10, Class A5, 3.46%, 11/15/2050	250,000	247,627
GS Mortgage Securities Trust 2013-GC13 Series 2013-GC13, Class A5, 4.06%, 7/10/2046 (c)	80,000	83,534
GS Mortgage Securities Trust 2013-GC16 Series 2013-GC16, Class A3, 4.24%, 11/10/2046	100,000	104,691

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Principal Amount	Value
GS Mortgage Securities Trust 2013-GCJ12 Series 2013-GC12, Class AS, 3.38%, 6/10/2046	$150,000	$148,928
GS Mortgage Securities Trust 2016-GS3 Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	190,692
GS Mortgage Securities Trust 2017-GS5 Series 2017-GS5, Class A2, 3.22%, 3/10/2050	300,000	301,252
JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 Series 2013-C16, Class A4, 4.17%, 12/15/2046	60,000	62,428
JPMBB Commercial Mortgage Securities Trust 2014-C18 Series 2014-C18, Class AS, 4.44%, 2/15/2047 (c)	50,000	52,026
JPMBB Commercial Mortgage Securities Trust 2015-C29 Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	100,920
JPMBB Commercial Mortgage Securities Trust 2015-C33 Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	101,728
JPMBB Commercial Mortgage Securities Trust 2016-C1 Series 2016-C1, Class B, 4.75%, 3/15/2049 (c)	300,000	318,194
JPMCC Commercial Mortgage Securities Trust 2017-JP6 Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	496,850
JPMDB Commercial Mortgage Securities Trust 2017-C5 Series 2017-C5, Class A2, 3.33%, 3/15/2050	300,000	302,278
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	197,403
Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 Series 2012-C6, Class A4, 2.86%, 11/15/2045	200,000	197,940
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 Series 2013-C7, Class A4, 2.92%, 2/15/2046	300,000	296,036
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 Series 2016-C29, Class A2, 2.79%, 5/15/2049	200,000	198,724
Morgan Stanley Capital I Trust 2015-MS1 Series 2015-MS1, Class A3, 3.51%, 5/15/2048	220,000	221,065
UBS Commercial Mortgage Trust 2018-C8 Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	413,033

Security Description	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust 2014-LC18 Series 2014-LC18, Class ASB, 3.24%, 12/15/2047	$225,000	$225,878
Wells Fargo Commercial Mortgage Trust 2015-C31 Series 2015-C31, Class A3, 3.43%, 11/15/2048	100,000	99,598
Wells Fargo Commercial Mortgage Trust 2015-P2 Series 2015-P2, Class A3, 3.54%, 12/15/2048	300,000	301,870
Wells Fargo Commercial Mortgage Trust 2017-C39 Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	290,653
Wells Fargo Commercial Mortgage Trust 2017-C42 Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	250,098
WFRBS Commercial Mortgage Trust 2013-C17 Series 2013-C17, Class AS, 4.26%, 12/15/2046	210,000	216,728
WFRBS Commercial Mortgage Trust 2014-C19:
Series 2014-C19, Class A3, 3.66%, 3/15/2047	75,000	76,054
Series 2014-C19, Class A4, 3.83%, 3/15/2047	110,000	112,894
WFRBS Commercial Mortgage Trust 2014-C21 Series 2014-C21, Class A2, 2.92%, 8/15/2047	120,000	120,067
WFRBS Commercial Mortgage Trust 2014-LC14 Series 2014-LC14, Class A5, 4.05%, 3/15/2047	100,000	103,815

TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,452,820)		9,151,883

	Shares
SHORT-TERM INVESTMENT — 6.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (f) (g) (Cost $49,829,031)	49,829,031	49,829,031

TOTAL INVESTMENTS — 104.7% (Cost $860,113,565)		842,692,330

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(37,975,792)

NET ASSETS — 100.0%		$804,716,538

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 98.5% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable rate security — Interest rate shown is the rate in effect at March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	When-issued security.
(e)	Step-up bond — Coupon rate increases in increments to maturity. Rate shown as of March 31, 2018. Maturity date shown is the final maturity.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2018.

BKNT = Bank Notes

GMTN = Global Medium Term Note

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes
Advertising	$—	$ 147,359	$—	$147,359
Aerospace & Defense	—	3,919,527	—	3,919,527
Agriculture	—	2,373,265	—	2,373,265
Airlines	—	895,181	—	895,181
Apparel	—	75,856	—	75,856
Auto Manufacturers	—	4,350,389	—	4,350,389
Auto Parts & Equipment	—	76,503	—	76,503
Banks	—	45,632,165	—	45,632,165
Beverages	—	5,667,283	—	5,667,283
Biotechnology	—	3,339,690	—	3,339,690
Chemicals	—	3,364,820	—	3,364,820
Commercial Services	—	1,394,298	—	1,394,298
Construction Materials	—	835,614	—	835,614
Distribution & Wholesale	—	53,014	—	53,014
Diversified Financial Services	—	5,808,111	—	5,808,111
Electric	—	12,835,057	—	12,835,057
Electrical Components & Equipment	—	122,819	—	122,819
Electronics	—	714,538	—	714,538
Engineering & Construction	—	49,437	—	49,437
Environmental Control	—	533,970	—	533,970
Food	—	3,284,623	—	3,284,623
Forest Products & Paper	—	761,998	—	761,998
Gas	—	1,060,774	—	1,060,774
Health Care Products	—	4,037,795	—	4,037,795
Health Care Services	—	3,462,699	—	3,462,699
Home Builders	—	39,880	—	39,880
Home Furnishings	—	24,918	—	24,918
Household Products	—	1,566,583	—	1,566,583
Household Products & Wares	—	122,002	—	122,002
Housewares	—	358,226	—	358,226

See accompanying notes to schedules of investments.

State Street Aggregate Bond Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Insurance	$—	$6,024,377	$—	$6,024,377
Internet	—	2,796,021	—	2,796,021
Investment Company Security	—	97,338	—	97,338
Iron/Steel	—	344,642	—	344,642
IT Services	—	6,053,533	—	6,053,533
Leisure Time	—	143,796	—	143,796
Lodging	—	283,315	—	283,315
Machinery, Construction & Mining	—	1,110,773	—	1,110,773
Machinery-Diversified	—	910,356	—	910,356
Media	—	7,194,604	—	7,194,604
Metal Fabricate & Hardware	—	73,065	—	73,065
Mining	—	1,198,061	—	1,198,061
Miscellaneous Manufacturer	—	1,959,491	—	1,959,491
Office & Business Equipment	—	146,240	—	146,240
Oil & Gas	—	13,985,965	—	13,985,965
Oil & Gas Services	—	698,996	—	698,996
Packaging & Containers	—	310,073	—	310,073
Pharmaceuticals	—	10,418,419	—	10,418,419
Pipelines	—	7,235,393	—	7,235,393
Real Estate	—	259,816	—	259,816
Real Estate Investment Trusts	—	6,269,196	—	6,269,196
Retail	—	6,551,243	—	6,551,243
Semiconductors	—	3,046,169	—	3,046,169
Software	—	6,217,693	—	6,217,693
Telecommunications	—	10,510,010	—	10,510,010
Textiles	—	149,812	—	149,812
Toys/Games/Hobbies	—	28,044	—	28,044
Transportation	—	3,713,397	—	3,713,397
Trucking & Leasing	—	48,936	—	48,936
Water	—	263,257	—	263,257
Asset-Backed Securities
Automobile	—	1,932,455	—	1,932,455
Credit Card	—	2,451,977	—	2,451,977
Foreign Government Obligations	—	33,216,286	—	33,216,286
U.S. Government Agency Obligations	—	241,535,328	—	241,535,328
U.S. Treasury Obligations	—	295,270,361	—	295,270,361
Municipal Bonds & Notes	—	4,354,584	—	4,354,584
Mortgage-Backed Securities	—	9,151,883	—	9,151,883
Short-Term Investment	49,829,031	—	—	49,829,031

TOTAL INVESTMENTS	$49,829,031	$792,863,299	$—	$842,692,330

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	47,567,027	$47,567,027	$119,219,004	$116,957,000	$—	$—	49,829,031	$49,829,031	$178,199	$—

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Global Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global Equity Ex-U.S. Index Portfolio. The schedule of investments for the State Street Global Equity Ex-U.S. Index Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 96.6%
AUSTRALIA — 4.4%
AGL Energy, Ltd. (a)	60,629	$1,014,857
Alumina, Ltd. (a)	181,849	333,228
Amcor, Ltd. (a)	89,308	976,680
AMP, Ltd. (a)	271,033	1,044,603
APA Group (a)	115,276	700,999
Aristocrat Leisure, Ltd. (a)	51,132	953,418
ASX, Ltd. (a)	18,612	805,548
Aurizon Holdings, Ltd. (a)	198,442	650,180
AusNet Services (a)	166,782	215,446
Australia & New Zealand Banking Group, Ltd. (a)	247,633	5,147,360
Bank of Queensland, Ltd. (a)	29,099	246,681
Bendigo & Adelaide Bank, Ltd. (a)	50,810	386,358
BHP Billiton PLC (a)	183,393	3,623,917
BHP Billiton, Ltd. (a)	273,001	6,043,325
BlueScope Steel, Ltd. (a)	45,657	536,463
Boral, Ltd. (a)	94,366	543,623
Brambles, Ltd. (a)	124,071	956,316
Caltex Australia, Ltd. (a)	21,064	511,001
Challenger, Ltd. (a)	47,153	421,744
CIMIC Group, Ltd. (a)	8,408	289,006
Coca-Cola Amatil, Ltd. (a)	33,346	223,005
Cochlear, Ltd. (a)	4,589	643,674
Commonwealth Bank of Australia (a)	149,948	8,374,443
Computershare, Ltd. (a)	38,022	509,228
Crown Resorts, Ltd. (a)	24,360	238,929
CSL, Ltd. (a)	38,128	4,587,624
Dexus REIT (a)	98,660	709,500
Domino’s Pizza Enterprises, Ltd. (a) (b)	4,890	157,362
Flight Centre Travel Group, Ltd. (a) (b)	4,796	210,853
Fortescue Metals Group, Ltd. (a)	127,518	429,007
Goodman Group REIT (a)	139,664	906,929
GPT Group REIT (a)	176,292	645,271
Harvey Norman Holdings, Ltd. (a) (b)	23,187	66,209
Healthscope, Ltd. (a)	133,386	199,594
Incitec Pivot, Ltd. (a)	140,506	381,893
Insurance Australia Group, Ltd. (a)	182,880	1,057,483
LendLease Group (a)	44,646	597,791
Macquarie Group, Ltd. (a)	28,692	2,284,840
Medibank Pvt, Ltd. (a)	221,790	497,165
Mirvac Group REIT (a)	298,378	495,225
National Australia Bank, Ltd. (a)	226,399	4,991,598
Newcrest Mining, Ltd. (a)	59,306	893,323

Security Description	Shares	Value
Oil Search, Ltd. (a)	131,880	$731,602
Orica, Ltd. (a)	31,202	428,926
Origin Energy, Ltd. (a) (c)	161,772	1,090,310
QBE Insurance Group, Ltd. (a)	107,557	801,409
Ramsay Health Care, Ltd. (a)	13,734	660,815
REA Group, Ltd. (a)	4,706	288,558
Santos, Ltd. (a) (c)	150,423	592,498
Scentre Group REIT (a)	480,964	1,417,429
SEEK, Ltd. (a)	31,999	460,933
Sonic Healthcare, Ltd. (a)	32,042	566,219
South32, Ltd. (a) (d)	10,757	26,651
South32, Ltd. (a) (d)	467,268	1,172,798
Stockland REIT (a)	232,182	719,500
Suncorp Group, Ltd. (a)	118,443	1,219,967
Sydney Airport (a)	89,714	464,541
Tabcorp Holdings, Ltd. (a)	183,580	621,728
Telstra Corp., Ltd. (a)	323,223	781,399
TPG Telecom, Ltd. (a) (b)	37,098	157,415
Transurban Group Stapled Security (a)	198,430	1,747,598
Treasury Wine Estates, Ltd. (a)	58,287	760,542
Vicinity Centres REIT (a)	329,774	612,153
Wesfarmers, Ltd. (a)	99,075	3,170,709
Westfield Corp. REIT (a)	180,410	1,181,793
Westpac Banking Corp. (a)	286,155	6,329,921
Woodside Petroleum, Ltd. (a)	83,583	1,892,969
Woolworths, Ltd. (a)	114,397	2,318,897

		84,718,979

AUSTRIA — 0.2%
ANDRITZ AG (a)	4,639	259,277
Erste Group Bank AG (a)	26,647	1,338,980
OMV AG (a)	11,628	677,896
Raiffeisen Bank International AG (a) (c)	9,777	380,624
Voestalpine AG (a)	9,270	486,041

		3,142,818

BELGIUM — 0.8%
Ageas (a)	14,846	765,748
Anheuser-Busch InBev SA (a)	64,692	7,109,209
Colruyt SA (a)	4,570	252,824
Groupe Bruxelles Lambert SA (a)	7,722	882,761
KBC Group NV (a)	22,424	1,951,705
Proximus SADP (a)	12,663	393,528
Solvay SA (a)	6,969	968,077
Telenet Group Holding NV (a) (c)	3,963	264,777
UCB SA (a)	11,921	970,353
Umicore SA (a)	18,145	960,766

		14,519,748

BRAZIL — 1.8%
Ambev SA	415,367	3,008,149
Atacadao Distribuicao Comercio e Industria Ltda (c)	39,400	177,819
B3 SA - Brasil Bolsa Balcao	188,601	1,514,551

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Banco Bradesco SA PreferenceShares	268,779	$3,194,359
Banco Bradesco SA	72,585	840,157
Banco do Brasil SA	68,900	850,574
Banco Santander Brasil SA	26,400	317,013
BB Seguridade Participacoes SA	57,100	502,863
BR Malls Participacoes SA	53,082	186,065
Braskem SA Class A, Preference Shares	12,900	186,304
BRF SA (c)	31,600	217,062
CCR SA	99,100	372,713
Centrais Eletricas Brasileiras SA (c)	16,300	102,991
Centrais Eletricas Brasileiras SA Class B, Preference Shares	6,800	49,308
Cia Brasileira de Distribuicao Preference Shares	10,000	200,235
Cia de Saneamento Basico do Estado de Sao Paulo	25,900	272,746
Cia Energetica de Minas Gerais Preference Shares	31,300	80,614
Cia Energetica de Minas Gerais (c) (d)	5,564	14,380
Cia Energetica de Minas Gerais (c) (d)	320	760
Cia Paranaense de Energia Preference Shares	1,300	10,201
Cia Siderurgica Nacional SA (c)	41,500	109,881
Cielo SA	117,039	728,588
Cosan SA Industria e Comercio	10,500	131,139
EDP - Energias do Brasil SA	4,474	17,917
Embraer SA	44,700	289,832
Engie Brasil Energia SA	12,853	151,439
Equatorial Energia SA	15,000	322,692
Fibria Celulose SA	16,100	315,015
Gerdau SA Preference Shares	95,600	445,842
Hypera SA	30,200	328,569
Itau Unibanco Holding SA Preference Shares	273,969	4,229,555
Itausa - Investimentos Itau SA Preference Shares	341,975	1,418,894
Itausa - Investimentos Itau SA (c)	8,036	33,342
JBS SA	45,600	128,283
Klabin SA	37,628	234,354
Kroton Educacional SA	110,800	453,388
Localiza Rent a Car SA	34,020	293,975
Lojas Americanas SA Preference Shares	44,081	249,875
Lojas Renner SA	57,110	590,242
M Dias Branco SA	7,900	121,248
Multiplan Empreendimentos Imobiliarios SA	5,238	108,240
Natura Cosmeticos SA	13,800	132,868
Odontoprev SA	29,800	133,865
Petroleo Brasileiro SA Preference Shares (c)	352,500	2,270,738
Petroleo Brasileiro SA (c)	271,300	1,906,838
Porto Seguro SA	12,800	187,016

Security Description	Shares	Value
Qualicorp SA	18,591	$124,626
Raia Drogasil SA	18,800	423,107
Rumo SA (c)	100,787	398,769
Sul America SA	2,891	19,093
Suzano Papel e Celulose SA	42,900	430,601
Telefonica Brasil SA Preference Shares	35,985	545,687
TIM Participacoes SA	56,500	244,795
Transmissora Alianca de Energia Eletrica SA	11,700	76,496
Ultrapar Participacoes SA	34,800	742,573
Vale SA	269,606	3,424,019
WEG SA	35,900	244,223

		34,106,488

CANADA — 6.0%
Agnico Eagle Mines, Ltd.	18,300	769,331
Alimentation Couche-Tard, Inc. Class B	37,500	1,677,429
AltaGas, Ltd. (b)	12,300	227,444
ARC Resources, Ltd. (b)	25,500	277,696
Atco, Ltd. Class I	4,900	157,271
Bank of Montreal	55,000	4,151,716
Bank of Nova Scotia	101,900	6,272,472
Barrick Gold Corp.	105,600	1,314,625
BCE, Inc.	14,979	644,123
BlackBerry, Ltd. (c)	35,900	412,394
Bombardier, Inc. Class B (c)	151,000	439,209
Brookfield Asset Management, Inc. Class A	73,550	2,864,984
CAE, Inc.	19,300	358,979
Cameco Corp.	33,200	301,549
Canadian Imperial Bank of Commerce	37,100	3,272,454
Canadian National Railway Co.	63,600	4,645,008
Canadian Natural Resources, Ltd.	93,100	2,924,607
Canadian Pacific Railway, Ltd.	12,900	2,273,322
Canadian Tire Corp., Ltd. Class A	6,200	814,644
Canadian Utilities, Ltd. Class A	9,200	245,405
CCL Industries, Inc. Class B	11,800	595,286
Cenovus Energy, Inc.	82,000	697,723
CGI Group, Inc. Class A (c)	22,600	1,302,447
CI Financial Corp. (b)	18,800	402,467
Constellation Software, Inc.	1,600	1,084,848
Crescent Point Energy Corp. (b)	39,500	268,389
Dollarama, Inc.	9,000	1,093,054
Element Fleet Management Corp. (b)	30,500	98,177
Emera, Inc. (b)	4,400	139,107
Empire Co., Ltd.	13,400	268,779
Enbridge, Inc.	139,400	4,381,220
Encana Corp.	89,700	985,882
Fairfax Financial Holdings, Ltd.	2,400	1,215,721
Finning International, Inc.	15,500	373,539
First Capital Realty, Inc.	10,500	165,736
First Quantum Minerals, Ltd.	54,400	763,309
Fortis, Inc.	38,100	1,285,219

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Franco-Nevada Corp.	16,900	$1,152,228
George Weston, Ltd.	3,700	297,665
Gildan Activewear, Inc.	18,900	545,487
Goldcorp, Inc.	68,100	939,693
Great-West Lifeco, Inc.	28,600	729,391
H&R Real Estate Investment Trust	7,500	122,339
Husky Energy, Inc.	25,655	366,941
Hydro One, Ltd. (e)	21,100	342,379
IGM Financial, Inc.	6,600	192,842
Imperial Oil, Ltd.	28,100	743,666
Industrial Alliance Insurance & Financial Services, Inc.	7,700	316,541
Intact Financial Corp.	10,800	810,974
Inter Pipeline, Ltd. (b)	36,400	631,300
Jean Coutu Group PJC, Inc. Class A	3,900	74,294
Keyera Corp.	18,300	475,651
Kinross Gold Corp. (c)	88,700	350,190
Linamar Corp.	3,900	212,900
Loblaw Cos., Ltd.	20,200	1,019,832
Lundin Mining Corp.	55,000	360,481
Magna International, Inc.	31,500	1,773,089
Manulife Financial Corp.	168,200	3,120,686
Methanex Corp.	8,900	538,798
Metro, Inc.	22,300	710,902
National Bank of Canada	30,900	1,453,385
Nutrien, Ltd. (b)	55,818	2,636,229
Onex Corp.	6,800	490,096
Open Text Corp.	25,100	872,586
Pembina Pipeline Corp.	45,336	1,413,618
Power Corp. of Canada	33,600	766,213
Power Financial Corp.	21,000	525,468
PrairieSky Royalty, Ltd. (b)	15,294	334,173
Restaurant Brands International, Inc.	18,846	1,071,777
RioCan Real Estate Investment Trust	12,200	223,702
Rogers Communications, Inc. Class B	32,600	1,454,958
Royal Bank of Canada	123,300	9,517,794
Saputo, Inc.	17,000	545,239
Seven Generations Energy, Ltd. Class A (c)	17,900	222,145
Shaw Communications, Inc. Class B	40,100	771,985
Shopify, Inc. Class A (c)	7,800	969,941
SmartCentres Real Estate Investment Trust	5,700	128,700
SNC-Lavalin Group, Inc. (b)	14,000	614,295
Sun Life Financial, Inc. (b)	54,400	2,232,541
Suncor Energy, Inc.	140,564	4,850,644
Teck Resources, Ltd. Class B	52,000	1,338,266
TELUS Corp.	19,100	670,222
Thomson Reuters Corp.	22,300	861,212
Toronto-Dominion Bank	156,100	8,852,023
Tourmaline Oil Corp.	16,400	277,945
TransCanada Corp.	74,100	3,062,283

Security Description	Shares	Value
Turquoise Hill Resources, Ltd. (c)	78,900	$241,122
Valeant Pharmaceuticals International, Inc. (c)	27,800	442,256
Vermilion Energy, Inc. (b)	12,300	396,309
West Fraser Timber Co., Ltd.	5,700	378,497
Wheaton Precious Metals Corp.	41,800	851,076

		113,460,534

CHILE — 0.3%
AES Gener SA (a)	22,037	6,253
Aguas Andinas SA Class A	220,856	143,744
Antofagasta PLC (a)	28,888	373,435
Banco de Chile	1,599,969	268,983
Banco de Credito e Inversiones SA	4,013	297,861
Banco Santander Chile	6,282,882	529,641
Cencosud SA (a)	153,516	470,698
Cia Cervecerias Unidas SA (a)	7,183	105,755
Colbun SA	622,750	149,310
Embotelladora Andina SA Class B, Preference Shares	3,273	16,071
Empresa Nacional de Telecomunicaciones SA	7,195	82,589
Empresas CMPC SA	107,700	410,287
Empresas COPEC SA	37,051	581,960
Enel Americas SA	2,355,987	550,309
Enel Chile SA	898,435	116,449
Enel Generacion Chile SA	299,048	243,994
Itau CorpBanca	3,102,407	29,813
Latam Airlines Group SA (a)	19,970	311,113
SACI Falabella (a)	71,485	690,685
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (a)	9,754	475,316

		5,854,266

CHINA — 7.2%
3SBio, Inc. (a) (c) (e)	100,500	228,907
58.com, Inc. ADR (c)	7,400	590,964
AAC Technologies Holdings, Inc. (a)	56,500	1,035,318
Agile Group Holdings, Ltd. (a)	148,000	308,636
Agricultural Bank of China, Ltd. Class H (a)	2,318,000	1,331,070
Air China, Ltd. Class H (a)	148,000	191,128
Alibaba Group Holding, Ltd. ADR (b) (c)	98,200	18,023,628
Alibaba Health Information Technology, Ltd. (a) (c)	341,500	170,962
Aluminum Corp. of China, Ltd. Class H (a) (b) (c)	188,000	106,178
Anhui Conch Cement Co., Ltd. Class H (a)	125,000	687,857
ANTA Sports Products, Ltd. (a)	108,000	551,308
Autohome, Inc. ADR	3,900	335,166
AviChina Industry & Technology Co., Ltd. Class H (a)	188,000	133,557
Baidu, Inc. ADR (c)	23,200	5,178,008

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Bank of China, Ltd. Class H (a)	6,697,000	$3,658,227
Bank of Communications Co., Ltd. Class H (a)	708,000	559,727
Beijing Capital International Airport Co., Ltd. Class H (a)	110,000	148,561
Beijing Enterprises Holdings, Ltd. (a)	38,000	200,107
Beijing Enterprises Water Group, Ltd. (a)	324,000	182,293
Brilliance China Automotive Holdings, Ltd. (a)	242,000	510,921
Byd Co., Ltd. Class H (a) (b)	65,000	517,580
BYD Electronic International Co., Ltd. (a)	72,000	136,566
CGN Power Co., Ltd. Class H (a) (e)	958,600	249,380
China Cinda Asset Management Co., Ltd. Class H (a)	563,592	206,347
China CITIC Bank Corp., Ltd. Class H (a)	732,000	505,054
China Communications Construction Co., Ltd. Class H (a)	369,000	381,570
China Communications Services Corp., Ltd. Class H (a)	250,000	150,424
China Conch Venture Holdings, Ltd. (a)	113,500	348,286
China Construction Bank Corp. Class H (a)	7,145,000	7,462,837
China Everbright Bank Co., Ltd. Class H (a)	42,300	20,493
China Everbright International, Ltd. (a)	158,000	223,088
China Everbright, Ltd. (a)	66,000	139,413
China Evergrande Group (a) (b) (c)	256,000	818,242
China Galaxy Securities Co., Ltd. Class H (a)	212,300	142,522
China Huarong Asset Management Co., Ltd. Class H (a) (e)	841,000	356,485
China Huishan Dairy Holdings Co., Ltd. (a) (c) (f)	66,000	—
China Jinmao Holdings Group, Ltd. (a)	592,000	341,653
China Life Insurance Co., Ltd. Class H (a)	662,000	1,850,777
China Longyuan Power Group Corp., Ltd. Class H (a)	127,000	98,078
China Medical System Holdings, Ltd. (a)	122,000	279,482
China Mengniu Dairy Co., Ltd. (a)	220,000	759,222
China Merchants Bank Co., Ltd. Class H (a)	355,500	1,475,605
China Merchants Port Holdings Co., Ltd. (a)	92,776	206,150
China Minsheng Banking Corp., Ltd. Class H (a) (b)	455,500	446,743
China Mobile, Ltd. (a)	518,000	4,747,582

Security Description	Shares	Value
China Molybdenum Co., Ltd.
Class H (a)	354,000	$271,288
China National Building Material Co., Ltd. Class H (a) (b)	176,000	193,645
China Oilfield Services, Ltd. Class H (a)	86,000	90,215
China OverseasLand & Investment, Ltd. (a)	298,000	1,045,003
China Pacific Insurance Group Co., Ltd. Class H (a)	204,000	925,676
China Petroleum & Chemical Corp. Class H (a)	2,296,000	2,036,703
China Railway Construction Corp., Ltd. Class H (a)	187,000	188,177
China Railway Group, Ltd. Class H (a)	239,000	166,450
China Resources Beer Holdings Co., Ltd. (a)	164,721	718,044
China Resources Gas Group, Ltd. (a)	78,000	272,760
China Resources Land, Ltd. (a)	221,333	813,308
China Resources Pharmaceutical Group, Ltd. (a) (e)	177,000	248,968
China Resources Power Holdings Co., Ltd. (a)	126,055	231,110
China Shenhua Energy Co., Ltd. Class H (a)	269,500	676,359
China Southern Airlines Co., Ltd. Class H (a)	162,000	169,297
China State Construction International Holdings, Ltd. (a)	184,750	226,890
China Taiping Insurance Holdings Co., Ltd. (a)	132,000	443,410
China Telecom Corp., Ltd. Class H (a)	1,120,000	496,746
China Unicom Hong Kong, Ltd. (a) (c)	484,000	619,170
China Vanke Co., Ltd. Class H (a)	100,200	461,375
Chongqing Rural Commercial Bank Co., Ltd. Class H (a)	198,000	153,054
CIFI Holdings Group Co., Ltd. (a)	288,000	254,426
CITIC Securities Co., Ltd. Class H (a)	190,500	441,508
CITIC, Ltd. (a)	462,000	650,557
CNOOC, Ltd. (a)	1,583,000	2,343,885
COSCO SHIPPING Ports, Ltd. (a)	131,698	111,186
Country Garden Holdings Co., Ltd. (a)	422,000	881,038
CRRC Corp., Ltd. Class H (a)	263,350	225,922
CSPC Pharmaceutical Group, Ltd. (a)	368,000	991,930
Ctrip.com International, Ltd. ADR (c)	35,500	1,655,010
Dongfeng Motor Group Co., Ltd. Class H (a)	186,000	217,140

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
ENN Energy Holdings, Ltd. (a)	78,000	$701,121
Far East Horizon, Ltd. (a)	121,000	128,513
Fosun International, Ltd. (a)	260,500	571,544
Fuyao Glass Industry Group Co., Ltd. Class H (a) (e)	23,600	91,285
Geely Automobile Holdings, Ltd. (a)	446,000	1,306,861
GF Securities Co., Ltd. Class H (a)	93,400	172,996
GOME Retail Holdings, Ltd. (a) (b)	972,000	105,828
Great Wall Motor Co., Ltd. Class H (a) (b)	201,000	203,708
Guangdong Investment, Ltd. (a)	284,000	449,923
Guangzhou Automobile Group Co., Ltd. Class H (a)	142,000	263,738
Guangzhou R&F Properties Co., Ltd. Class H (a)	77,600	196,258
Haitian International Holdings, Ltd. (a)	53,000	161,146
Haitong Securities Co., Ltd. Class H (a)	271,200	361,220
Hengan International Group Co., Ltd. (a)	58,000	540,679
Huaneng Power International, Inc. Class H (a)	388,000	262,108
Huaneng Renewables Corp., Ltd. Class H (a)	418,629	157,624
Huatai Securities Co., Ltd. Class H (a) (e)	115,000	223,143
Industrial & Commercial Bank of China, Ltd. Class H (a)	6,219,000	5,419,666
JD.com, Inc. ADR (c)	58,000	2,348,420
Jiangsu Expressway Co., Ltd. Class H (a)	98,000	139,135
Jiangxi Copper Co., Ltd. Class H (a)	75,000	108,014
Kingsoft Corp., Ltd. (a)	54,000	173,956
Kunlun Energy Co., Ltd. (a)	290,000	251,851
Lenovo Group, Ltd. (a) (b)	620,000	318,879
Longfor Properties Co., Ltd. (a)	128,000	394,655
Meitu, Inc. (a) (c) (e)	130,000	150,663
Minth Group, Ltd. (a)	48,000	220,224
Momo, Inc. ADR (c)	10,400	388,752
NetEase, Inc. ADR	7,000	1,962,730
New China Life Insurance Co., Ltd. Class H (a)	50,100	236,717
New Oriental Education & Technology Group, Inc. ADR	11,700	1,025,505
Nexteer Automotive Group, Ltd. (a)	84,000	128,400
People’s Insurance Co. Group of China, Ltd. Class H (a)	446,000	210,931
PetroChina Co., Ltd. Class H (a)	1,926,000	1,337,808
PICC Property & Casualty Co., Ltd. Class H (a)	363,800	642,833
Ping An Insurance Group Co. of China, Ltd. Class H (a)	439,500	4,531,452

Security Description	Shares	Value
Semiconductor Manufacturing International Corp. (a) (b) (c)	249,300	$329,856
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (a)	204,000	136,577
Shanghai Electric Group Co., Ltd. Class H (a) (b) (c)	24,000	8,351
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	33,500	207,534
Shanghai Industrial Holdings, Ltd. (a)	53,000	139,081
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B (a)	46,620	66,728
Shanghai Pharmaceuticals Holding Co., Ltd. Class H (a)	50,200	135,127
Shenzhou International Group Holdings, Ltd. (a)	74,000	784,004
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	326,000	97,483
SINA Corp. (c)	5,800	604,766
Sino-Ocean Group Holding, Ltd. (a)	192,000	140,589
Sinopec Shanghai Petrochemical Co., Ltd. Class H (a)	210,000	128,318
Sinopharm Group Co., Ltd. Class H	100,000	500,745
SOHO China, Ltd. (a)	46,000	24,229
Sunac China Holdings, Ltd. (a)	223,000	876,306
Sunny Optical Technology Group Co., Ltd. (a)	56,000	1,050,781
TAL Education Group ADR	27,000	1,001,430
Tencent Holdings, Ltd. (a)	483,900	25,975,032
Tingyi Cayman Islands Holding Corp.	170,000	352,637
TravelSky Technology, Ltd. Class H (a)	107,000	312,529
Tsingtao Brewery Co., Ltd. Class H (a)	38,000	199,562
Vipshop Holdings, Ltd. ADR (c)	36,600	608,292
Want Want China Holdings, Ltd. (a)	361,000	290,424
Weibo Corp. ADR	4,210	503,263
Weichai Power Co., Ltd. Class H (a)	164,000	185,472
Yangzijiang Shipbuilding Holdings, Ltd. (a)	155,200	144,534
Yanzhou Coal Mining Co., Ltd. Class H (a)	150,000	193,855
Yum China Holdings, Inc.	34,900	1,448,350
YY, Inc. ADR (c)	4,500	473,400
Zhejiang Expressway Co., Ltd. Class H (a)	114,000	116,915
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	38,000	185,061
Zijin Mining Group Co., Ltd. Class H (a)	346,000	157,498
ZTE Corp. Class H (a) (c)	45,800	150,818

		137,634,185

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio
SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COLOMBIA — 0.1%
Bancolombia SA ADR	500	$21,010
Bancolombia SA	13,000	140,654
Bancolombia SA Preference Shares	45,715	479,229
Cementos Argos SA	35,710	123,887
Ecopetrol SA ADR (b)	700	13,531
Ecopetrol SA	307,726	288,104
Grupo Argos SA	22,062	148,655
Grupo Aval Acciones y Valores SA Preference Shares	302,656	126,238
Grupo de Inversiones Suramericana SA Preference Shares	9,428	120,166
Grupo de Inversiones Suramericana SA	14,284	190,651
Interconexion Electrica SA ESP	32,243	153,763

		1,805,888

CZECH REPUBLIC — 0.0% (g)
CEZ A/S	11,088	276,116
Komercni banka A/S (a)	4,855	221,475
Moneta Money Bank A/S (a) (e)	21,059	87,245
O2 Czech Republic A/S	227	3,134

		587,970

DENMARK — 1.2%
AP Moeller - Maersk A/S Class B (a)	513	800,273
AP Moller - Maersk A/S Class A (a)	260	382,895
Carlsberg A/S Class B (a)	8,339	995,253
Chr Hansen Holding A/S (a)	9,405	813,667
Coloplast A/S Class B (a)	11,270	955,523
Danske Bank A/S (a)	66,114	2,476,238
DONG Energy A/S (a) (e)	14,801	962,615
DSV A/S (a)	17,345	1,368,839
Genmab A/S (a) (c)	5,496	1,183,636
H Lundbeck A/S (a)	4,000	224,580
ISS A/S (a)	11,626	431,620
Novo Nordisk A/S Class B (a)	157,994	7,768,121
Novozymes A/S Class B (a)	20,865	1,085,825
Pandora A/S (a)	9,949	1,076,035
TDC A/S (a) (c)	84,128	696,869
Tryg A/S (a)	8,961	208,704
Vestas Wind Systems A/S (a)	19,657	1,405,962
William Demant Holding A/S (a) (c)	9,101	338,886

		23,175,541

EGYPT — 0.0% (g)
Commercial International Bank Egypt SAE	110,237	556,938
Eastern Tobacco	5,003	168,780
Global Telecom Holding SAE (c)	13,479	4,969

		730,687

Security Description	Shares	Value
FINLAND — 0.7%
Elisa Oyj (a)	11,697	$528,790
Fortum Oyj (a) (b)	42,506	912,711
Kone Oyj Class B (a)	30,491	1,520,998
Metso Oyj (a) (b)	7,380	232,729
Neste Oyj (a) (b)	12,340	858,507
Nokia Oyj (a) (d)	516,005	2,848,114
Nokian Renkaat Oyj (a)	9,752	442,666
Orion Oyj Class B (a)	7,170	219,385
Sampo Oyj Class A (a)	39,713	2,211,439
Stora Enso Oyj Class R (a) (b)	52,686	968,233
UPM-Kymmene Oyj (a)	48,349	1,791,610
Wartsila Oyj Abp (a)	42,147	930,798

		13,465,980

FRANCE — 7.0%
Accor SA (a)	17,781	960,148
Aeroports de Paris (a)	3,014	656,315
Air Liquide SA (a)	36,100	4,427,945
Airbus SE (a)	48,973	5,666,241
Alstom SA (a)	12,537	565,174
Amundi SA (a) (e)	6,238	500,712
Arkema SA (a)	5,410	705,925
Atos SE (a)	8,691	1,190,167
AXA SA (a)	163,650	4,348,190
BioMerieux (a)	3,590	295,527
BNP Paribas SA (a)	95,346	7,067,481
Bollore SA (a)	57,415	306,125
Bollore SA (c)	329	1,744
Bouygues SA (a)	20,033	1,003,929
Bureau Veritas SA (a)	21,307	553,585
Capgemini SE (a)	14,450	1,802,112
Carrefour SA (a) (b)	45,051	933,897
Casino Guichard Perrachon SA (a) (b)	3,845	188,232
Cie de Saint-Gobain (a)	44,555	2,351,581
Cie Generale des Etablissements Michelin SCA (a)	15,206	2,250,041
CNP Assurances (a)	12,637	318,856
Credit Agricole SA (a)	102,409	1,668,966
Danone SA (a)	50,889	4,124,185
Dassault Aviation SA (a)	155	295,970
Dassault Systemes SE (a)	11,647	1,583,144
Edenred (a)	20,589	715,789
Eiffage SA (a)	7,102	808,461
Electricite de France SA (a)	46,112	667,309
Engie SA (a)	160,706	2,682,238
Essilor International Cie Generale d’Optique SA (a)	18,320	2,470,175
Eurazeo SA (a)	3,310	304,626
Eutelsat Communications SA (a)	10,404	206,111
Faurecia SA (a)	7,635	617,493
Fonciere Des Regions REIT (a)	2,253	248,426
Gecina SA REIT (a)	3,748	650,079
Getlink SE	38,208	545,085
Hermes International (a)	2,867	1,698,590
ICADE REIT (a)	2,406	233,472
Iliad SA (a)	2,145	443,851
Imerys SA (a)	2,719	264,114

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Ingenico Group SA (a)	4,829	$391,765
Ipsen SA (a)	3,193	496,064
JCDecaux SA (a)	6,672	231,908
Kering SA (a)	6,640	3,183,105
Klepierre SA REIT (a)	20,838	839,512
Lagardere SCA (a)	7,117	203,192
Legrand SA (a)	23,827	1,868,571
L’Oreal SA (a)	21,240	4,794,899
LVMH Moet Hennessy Louis Vuitton SE (a)	23,694	7,298,298
Natixis SA (a)	75,431	618,632
Orange SA (a)	174,999	2,973,157
Pernod Ricard SA	18,646	3,101,525
Peugeot SA (a)	45,683	1,099,482
Publicis Groupe SA (a)	19,002	1,322,499
Remy Cointreau SA (a)	1,573	224,269
Renault SA (a)	17,274	2,095,140
Rexel SA (a)	24,964	422,677
Safran SA (a)	29,266	3,104,477
Sanofi (a)	96,302	7,723,511
Schneider Electric SE (a)	47,785	4,205,962
SCOR SE (a)	11,972	488,521
SEB SA (a)	1,476	282,177
Societe BIC SA	1,850	183,952
Societe Generale SA (a)	64,688	3,511,518
Sodexo SA (a)	8,391	844,126
Suez (a)	29,711	430,301
Teleperformance (a)	4,591	711,610
Thales SA (a)	9,869	1,201,689
TOTAL SA (a)	205,668	11,783,071
Ubisoft Entertainment SA (a) (c)	7,288	616,497
Unibail-Rodamco SE REIT (a) (b)	8,859	2,022,617
Valeo SA (a)	21,629	1,430,063
Veolia Environnement SA (a)	37,426	888,710
Vinci SA (a)	42,764	4,209,989
Vivendi SA (a)	91,292	2,366,486
Wendel SA (a)	2,944	458,841

		133,950,824

GERMANY — 6.5%
1&1 Drillisch AG (a)	3,350	225,921
adidas AG (a)	16,472	4,005,641
Allianz SE (a)	38,066	8,600,900
Axel Springer SE (a)	4,179	349,416
BASF SE (a)	77,819	7,888,345
Bayer AG (a)	70,062	7,894,501
Bayerische Motoren Werke AG (a)	29,045	3,157,677
Bayerische Motoren Werke AG Preference Shares (a)	4,642	435,389
Beiersdorf AG (a)	7,876	892,133
Brenntag AG (a)	14,599	868,686
Commerzbank AG (a) (c)	96,730	1,255,167
Continental AG (a)	9,697	2,677,116
Covestro AG (a) (e)	14,430	1,420,187
Daimler AG (a)	81,758	6,962,390
Deutsche Bank AG (a)	179,590	2,504,142
Deutsche Boerse AG (a)	17,217	2,352,474

Security Description	Shares	Value
Deutsche Lufthansa AG (a)	18,664	$596,351
Deutsche Post AG (a)	84,258	3,688,642
Deutsche Telekom AG (a)	280,984	4,594,856
Deutsche Wohnen SE (a)	32,289	1,505,869
E.ON SE (a)	195,723	2,173,832
Evonik Industries AG (a)	13,289	468,386
Fraport AG Frankfurt Airport Services Worldwide (a)	3,084	304,218
Fresenius Medical Care AG & Co. KGaA (a)	19,212	1,961,218
Fresenius SE & Co. KGaA (a)	36,546	2,793,122
Fuchs Petrolub SE Preference Shares (a)	4,276	232,008
GEA Group AG (a)	14,475	615,274
Hannover Rueck SE (a)	4,812	656,191
HeidelbergCement AG (a)	13,510	1,326,602
Henkel AG & Co. KGaA Preference Shares (a)	15,854	2,083,042
Henkel AG & Co. KGaA (a)	8,045	1,013,045
HOCHTIEF AG (a)	1,698	317,250
HUGO BOSS AG (a)	6,469	563,285
Infineon Technologies AG (a)	99,950	2,686,668
Innogy SE (a) (e)	11,409	540,515
KION Group AG (a)	7,102	662,724
KS AG (a)	16,198	467,603
Lanxess AG (a)	7,361	563,991
Linde AG (a) (c)	16,117	3,404,010
MAN SE (a)	2,275	265,157
Merck KGaA (a)	9,962	955,367
METRO AG (a)	9,695	171,424
MTU Aero Engines AG (a)	4,101	690,836
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	13,631	3,168,226
OSRAM Licht AG (a)	7,883	579,805
Porsche Automobil Holding SE Preference Shares (a)	14,130	1,177,280
ProSiebenSat.1 Media SE (a)	22,536	780,187
QIAGEN NV (a) (c)	17,397	562,142
RWE AG (a) (c)	48,660	1,202,201
SAP SE (a)	83,237	8,734,110
Schaeffler AG Preference Shares (a)	15,093	232,983
Siemens AG (a)	64,757	8,258,793
Symrise AG (a)	11,575	931,558
Telefonica Deutschland Holding AG (a)	44,734	210,098
ThyssenKrupp AG (a)	33,780	881,637
TUI AG (a)	34,933	748,982
Uniper SE (a)	20,158	614,018
United Internet AG (a)	9,750	614,054
Volkswagen AG (a)	2,628	525,739
Volkswagen AG Preference Shares (a)	16,244	3,236,077
Vonovia SE (a)	43,135	2,138,014
Wirecard AG (a)	9,085	1,076,426
Zalando SE (a) (c) (e)	11,226	612,289

		123,076,190

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
GREECE — 0.1%
Alpha Bank AE (a) (c)	126,379	$269,784
Eurobank Ergasias SA (a) (c)	144,579	137,411
FF Group (c)	122	2,377
Hellenic Telecommunications Organization SA (a)	21,711	294,163
JUMBO SA (a)	4,872	87,120
National Bank of Greece SA (a) (c)	418,723	135,411
OPAP SA (a)	26,292	301,195
Piraeus Bank SA (a) (c)	26,223	83,459
Titan Cement Co. SA (a)	393	9,779

		1,320,699

HONG KONG — 2.5%
AIA Group, Ltd. (a)	1,023,000	8,745,128
Alibaba Pictures Group, Ltd. (a) (b) (c)	460,000	60,164
ASM Pacific Technology, Ltd. (a)	19,700	277,535
Bank of East Asia, Ltd. (a)	101,395	406,272
BOC Hong Kong Holdings, Ltd. (a)	333,000	1,633,593
China Gas Holdings, Ltd. (a)	163,000	597,574
CK Asset Holdings, Ltd. (a)	230,524	1,945,371
CK Hutchison Holdings, Ltd. (a)	237,024	2,847,851
CK Infrastructure Holdings, Ltd. (a)	54,500	446,690
CLP Holdings, Ltd. (a)	148,500	1,514,078
First Pacific Co., Ltd. (a)	180,000	97,823
Fullshare Holdings, Ltd. (b) (c)	625,000	346,413
Galaxy Entertainment Group, Ltd. (a)	212,000	1,945,843
GCL-Poly Energy Holdings, Ltd. (a) (b) (c)	1,071,000	133,841
Haier Electronics Group Co., Ltd. (a)	110,000	394,360
Hanergy Thin Film Power Group, Ltd. (a) (c) (f)	68,000	—
Hang Lung Group, Ltd. (a)	53,000	173,809
Hang Lung Properties, Ltd. (a)	195,000	457,661
Hang Seng Bank, Ltd. (a)	68,800	1,598,509
Henderson Land Development Co., Ltd. (a)	96,006	629,506
HK Electric Investments & HK Electric Investments, Ltd. (a) (e)	246,664	238,553
HKT Trust & HKT, Ltd. (a)	318,000	400,109
Hong Kong & China Gas Co., Ltd. (a)	760,500	1,567,177
Hong Kong Exchanges & Clearing, Ltd. (a)	99,314	3,271,047
Hongkong Land Holdings, Ltd. (a)	113,200	782,100
Hysan Development Co., Ltd. (a)	48,000	254,723
Jardine Matheson Holdings, Ltd. (a)	19,400	1,195,550

Security Description	Shares	Value
Jardine Strategic Holdings, Ltd. (a)	21,200	$815,006
Kerry Properties, Ltd. (a)	75,500	341,403
Kingboard Chemical Holdings, Ltd. (a)	56,000	258,894
Kingston Financial Group, Ltd. (a) (b)	258,000	116,385
Lee & Man Paper Manufacturing, Ltd. (a)	156,000	166,570
Li & Fung, Ltd. (a)	530,000	261,273
Link REIT (a)	197,500	1,692,883
Melco Resorts & Entertainment, Ltd. ADR	17,430	505,121
MTR Corp., Ltd. (a)	143,488	774,555
New World Development Co., Ltd. (a)	562,902	802,263
Nine Dragons Paper Holdings, Ltd. (a)	80,000	121,246
NWS Holdings, Ltd. (a)	140,968	256,762
PCCW, Ltd. (a)	337,000	195,580
Power Assets Holdings, Ltd. (a)	108,500	969,254
Sands China, Ltd. (a)	187,200	1,017,288
Shangri-La Asia, Ltd. (a)	100,000	203,042
Shimao Property Holdings, Ltd. (a)	90,500	259,557
Sino Biopharmaceutical, Ltd. (a)	432,000	858,537
Sino Land Co., Ltd. (a)	259,273	420,235
SJM Holdings, Ltd. (a)	96,000	84,103
Sun Art Retail Group, Ltd. (a)	251,500	294,303
Sun Hung Kai Properties, Ltd. (a)	129,000	2,047,573
Swire Pacific, Ltd. Class A (a)	52,500	531,636
Swire Properties, Ltd. (a)	74,800	263,080
Techtronic Industries Co., Ltd. (a)	109,000	639,718
WH Group, Ltd. (a) (e)	690,000	739,311
Wharf Holdings, Ltd. (a)	130,000	450,089
Wharf Real Estate Investment Co., Ltd. (a) (c)	96,000	627,481
Wheelock & Co., Ltd. (a)	67,000	491,438
Yue Yuen Industrial Holdings, Ltd. (a)	56,500	226,361

		48,392,227

HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC (a)	31,397	342,582
OTP Bank PLC (a)	18,758	842,880
Richter Gedeon Nyrt (a)	8,926	186,542

		1,372,004

INDIA — 2.0%
ACC, Ltd. (a)	889	20,575
Adani Ports & Special Economic Zone, Ltd. (a)	52,116	286,527
Ambuja Cements, Ltd. (a)	25,405	91,982
Ashok Leyland, Ltd. (a)	96,463	216,635
Asian Paints, Ltd. (a)	24,080	415,078
Aurobindo Pharma, Ltd. (a)	16,816	146,040

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Axis Bank, Ltd. (a)	153,591	$1,212,050
Bajaj Auto, Ltd. (a)	5,404	228,917
Bajaj Finance, Ltd. (a)	16,741	459,022
Bajaj Finserv, Ltd. (a)	3,439	269,653
Bharat Forge, Ltd. (a)	16,336	176,445
Bharat Heavy Electricals, Ltd. (a)	73,012	91,766
Bharat Petroleum Corp., Ltd. (a)	61,945	409,111
Bharti Airtel, Ltd. (a)	113,174	694,711
Bharti Infratel, Ltd. (a)	71,218	368,977
Bosch, Ltd. (a)	698	195,573
Britannia Industries, Ltd. (a)	2,757	211,021
Cadila Healthcare, Ltd. (a)	4,054	23,690
Cipla, Ltd. (a)	30,767	258,204
Coal India, Ltd. (a)	61,898	268,263
Container Corp. Of India, Ltd. (a)	151	2,901
Dabur India, Ltd. (a)	47,756	239,689
Dr Reddy’s Laboratories, Ltd. (a)	12,175	389,805
Eicher Motors, Ltd. (a)	1,089	478,267
GAIL India, Ltd. (a)	29,235	148,673
GAIL India, Ltd. GDR (a)	533	21,663
GAIL India, Ltd. (a) (c)	9,745	49,090
Glenmark Pharmaceuticals, Ltd. (a)	6,301	51,101
Godrej Consumer Products, Ltd. (a)	15,225	256,489
Grasim Industries, Ltd. (a)	33,219	535,307
Havells India, Ltd. (a)	19,396	146,136
HCL Technologies, Ltd.	54,123	801,866
Hero MotoCorp, Ltd. (a)	4,570	248,858
Hindalco Industries, Ltd. (a)	79,663	266,406
Hindustan Petroleum Corp., Ltd. (a)	38,951	206,494
Hindustan Unilever, Ltd. (a)	50,139	1,030,836
Housing Development Finance Corp., Ltd. (a)	127,878	3,593,003
ICICI Bank, Ltd. ADR	3,933	34,807
ICICI Bank, Ltd. (a)	212,837	925,502
Idea Cellular, Ltd. (a) (c)	210,934	247,923
IDFC Bank, Ltd. (a)	72,488	53,125
Indiabulls Housing Finance, Ltd. (a)	26,026	498,701
Indian Oil Corp., Ltd. (a)	67,186	183,568
Infosys, Ltd. ADR (b)	7,300	130,305
Infosys, Ltd. (a)	154,708	2,726,724
ITC, Ltd. (a)	262,935	1,034,618
JSW Steel, Ltd. (a)	50,000	222,356
Larsen & Toubro, Ltd. GDR (a) (d)	2,055	41,404
Larsen & Toubro, Ltd. (a)	34,455	696,256
Larsen & Toubro, Ltd. GDR (d)	1,125	22,612
LIC Housing Finance, Ltd. (a)	27,542	228,713
Lupin, Ltd. (a)	12,371	140,393
Mahindra & Mahindra Financial Services, Ltd. (a)	27,266	192,876
Mahindra & Mahindra, Ltd. GDR	3,302	37,973

Security Description	Shares	Value
Mahindra & Mahindra, Ltd. (a)	55,908	$634,994
Marico, Ltd. (a)	31,723	158,839
Maruti Suzuki India, Ltd. (a)	9,608	1,311,593
Motherson Sumi Systems, Ltd. (a)	54,804	263,308
Nestle India, Ltd. (a)	2,089	263,595
NTPC, Ltd. (a)	103,864	272,031
Oil & Natural Gas Corp., Ltd. (a)	84,461	231,752
Petronet LNG, Ltd. (a)	45,619	162,227
Piramal Enterprises, Ltd. (a)	5,490	206,867
Power Finance Corp., Ltd. (a)	49,755	65,477
Reliance Industries, Ltd. GDR (a) (d) (e)	3,884	105,630
Reliance Industries, Ltd. (a)	226,502	3,087,759
Reliance Industries, Ltd. GDR (d) (e)	3,000	81,300
Rural Electrification Corp., Ltd. (a)	54,149	103,947
Shree Cement, Ltd. (a)	574	142,088
Shriram Transport Finance Co., Ltd. (a)	9,802	218,314
Siemens, Ltd. (a)	6,013	99,459
State Bank of India (a)	155,901	600,491
State Bank of India GDR	1,020	39,372
Sun Pharmaceutical Industries, Ltd. (a)	77,071	591,475
Tata Consultancy Services, Ltd. (a)	41,331	1,811,245
Tata Motors, Ltd. ADR (c)	1,078	27,705
Tata Motors, Ltd. (a) (c)	32,277	91,410
Tata Motors, Ltd. (a) (c)	143,863	731,213
Tata Power Co., Ltd. (a)	115,538	140,227
Tata Steel, Ltd. (a)	25,361	224,248
Tata Steel, Ltd. GDR (a)	1,300	11,325
Tech Mahindra, Ltd. (a)	28,497	279,466
Titan Co., Ltd. (a)	21,038	300,299
UltraTech Cement, Ltd. (a)	7,230	440,624
United Spirits, Ltd. (a) (c)	5,192	250,622
UPL, Ltd. (a)	22,155	249,229
Vakrangee, Ltd. (a)	39,392	137,140
Vedanta, Ltd. (a)	114,419	491,168
Vedanta, Ltd. ADR	1,433	25,178
Wipro, Ltd. ADR (b)	5,876	30,320
Wipro, Ltd. (a)	79,046	345,159
Yes Bank, Ltd. (a)	163,001	772,772
Zee Entertainment Enterprises, Ltd. (a)	33,339	297,783

		37,226,331

INDONESIA — 0.5%
Adaro Energy Tbk PT (a)	619,000	96,446
AKR Corporindo Tbk PT (a)	22,500	9,318
Astra International Tbk PT (a)	1,570,100	834,985
Bank Central Asia Tbk PT (a)	896,000	1,522,112
Bank Danamon Indonesia Tbk PT (a)	361,600	181,126
Bank Mandiri Persero Tbk PT (a)	1,460,700	819,089

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT (a)	493,000	$312,213
Bank Rakyat Indonesia Persero Tbk PT (a)	5,066,600	1,329,676
Bumi Serpong Damai Tbk PT (a)	103,500	13,455
Charoen Pokphand Indonesia Tbk PT (a)	573,000	143,891
Gudang Garam Tbk PT (a)	43,700	230,766
Hanjaya Mandala Sampoerna Tbk PT (a)	833,400	241,964
Indocement Tunggal Prakarsa Tbk PT (a)	115,500	135,097
Indofood CBP Sukses Makmur Tbk PT (a)	115,000	69,250
Indofood Sukses Makmur Tbk PT (a)	409,500	214,683
Jasa Marga Persero Tbk PT (a)	13,875	4,637
Kalbe Farma Tbk PT (a)	1,941,600	212,203
Matahari Department Store Tbk PT (a)	247,100	197,372
Pakuwon Jati Tbk PT (a)	1,357,000	62,365
Perusahaan Gas Negara Persero Tbk (a)	473,000	79,550
Semen Indonesia Persero Tbk PT (a)	112,000	84,469
Surya Citra Media Tbk PT (a)	50,000	9,900
Telekomunikasi Indonesia Persero Tbk PT (a)	4,572,400	1,202,335
Tower Bersama Infrastructure Tbk PT (a)	16,500	6,692
Unilever Indonesia Tbk PT (a)	125,000	450,901
United Tractors Tbk PT (a)	107,200	250,096
Waskita Karya Persero Tbk PT (a)	124,000	22,370
XL Axiata Tbk PT (a) (c)	78,125	14,379

		8,751,340

IRELAND — 0.4%
AerCap Holdings NV (c)	11,123	564,159
AIB Group PLC	83,592	502,925
Bank of Ireland Group PLC (a) (c)	73,323	642,208
CRH PLC (a)	73,706	2,495,347
James Hardie Industries PLC (a)	42,756	757,828
Kerry Group PLC Class A	14,306	1,449,765
Paddy Power Betfair PLC	6,317	648,320
Ryanair Holdings PLC ADR (c)	2,363	290,295

		7,350,847

ISRAEL — 0.3%
Azrieli Group, Ltd. (a)	2,906	139,565
Bank Hapoalim BM (a)	85,636	588,367
Bank Leumi Le-Israel BM (a)	115,266	695,613
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	135,675	173,734
Check Point Software Technologies, Ltd. (c)	10,110	1,004,327
Elbit Systems, Ltd. (a)	1,528	183,816

Security Description	Shares	Value
Frutarom Industries, Ltd. (a)	2,616	$240,312
Israel Chemicals, Ltd. (a)	35,345	149,911
Mizrahi Tefahot Bank, Ltd. (a)	9,263	177,277
Nice, Ltd. (a)	6,158	574,847
Teva Pharmaceutical Industries, Ltd. ADR (b)	46,753	799,009
Teva Pharmaceutical Industries, Ltd. (a)	35,775	609,863

		5,336,641

ITALY — 1.4%
Assicurazioni Generali SpA (a)	111,294	2,138,276
Atlantia SpA (a)	41,521	1,285,958
Davide Campari-Milano SpA (a)	36,691	277,646
Enel SpA (a)	703,948	4,305,508
Eni SpA (a)	220,818	3,887,869
Ferrari NV (a)	10,897	1,309,308
Intesa Sanpaolo SpA (a) (d)	1,136,474	4,135,888
Intesa Sanpaolo SpA (a) (d)	72,222	273,432
Leonardo SpA (a)	28,056	324,313
Luxottica Group SpA (a)	15,945	990,094
Mediobanca Banca di Credito Finanziario SpA (a)	46,403	545,266
Poste Italiane SpA (a) (e)	34,001	310,426
Prysmian SpA (a)	14,439	453,195
Recordati SpA (a)	8,823	325,369
Snam SpA (a)	212,451	976,120
Telecom Italia SpA/Milano (a) (c)	1,076,175	1,021,322
Telecom Italia SpA/Milano (a)	579,163	481,960
Terna Rete Elettrica Nazionale SpA (a)	135,410	790,935
UniCredit SpA (a) (c)	175,728	3,671,124
UnipolSai Assicurazioni SpA (a)	47,138	112,027

		27,616,036

JAPAN — 16.5%
ABC-Mart, Inc. (a)	1,500	98,832
Acom Co., Ltd. (a) (b) (c)	18,400	82,670
Aeon Co., Ltd. (a)	57,400	1,021,384
AEON Financial Service Co., Ltd. (a)	10,500	243,592
Aeon Mall Co., Ltd. (a)	8,700	183,075
Air Water, Inc. (a)	11,600	226,857
Aisin Seiki Co., Ltd. (a)	13,900	758,957
Ajinomoto Co., Inc. (a)	51,100	928,468
Alfresa Holdings Corp. (a) (b)	12,300	277,887
Alps Electric Co., Ltd. (a) (b)	14,000	346,737
Amada Holdings Co., Ltd. (a)	21,700	263,910
ANA Holdings, Inc. (a)	7,700	298,530
Aozora Bank, Ltd. (a)	7,400	297,163
Asahi Glass Co., Ltd. (a)	15,900	666,670
Asahi Group Holdings, Ltd. (a)	34,800	1,872,464
Asahi Kasei Corp. (a)	114,500	1,531,180
Asics Corp. (a)	12,400	231,081
Astellas Pharma, Inc. (a)	183,300	2,805,203
Bandai Namco Holdings, Inc. (a)	16,200	524,563
Bank of Kyoto, Ltd. (a)	4,400	249,468

.

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Benesse Holdings, Inc. (a)	6,600	$240,228
Bridgestone Corp. (a)	57,300	2,522,149
Brother Industries, Ltd. (a)	19,300	447,749
Calbee, Inc. (a) (b)	6,100	207,384
Canon, Inc. (a)	92,800	3,368,366
Casio Computer Co., Ltd. (a) (b)	17,500	260,812
Central Japan Railway Co. (a)	12,800	2,444,047
Chiba Bank, Ltd. (a)	57,000	466,269
Chubu Electric Power Co., Inc. (a)	62,400	896,011
Chugai Pharmaceutical Co., Ltd. (a)	20,900	1,061,607
Chugoku Electric Power Co., Inc. (a) (b)	17,800	217,565
Coca-Cola Bottlers Japan Holdings, Inc. (a)	9,200	380,134
Concordia Financial Group, Ltd. (a)	86,500	488,672
Credit Saison Co., Ltd. (a)	12,000	200,954
CYBERDYNE, Inc. (a) (b) (c)	5,300	76,048
Dai Nippon Printing Co., Ltd. (a)	21,300	442,862
Daicel Corp. (a)	16,900	185,674
Daifuku Co., Ltd. (a)	10,100	599,113
Dai-ichi Life Holdings, Inc. (a)	96,100	1,775,064
Daiichi Sankyo Co., Ltd. (a)	51,800	1,738,573
Daikin Industries, Ltd. (a)	22,000	2,445,312
Daito Trust Construction Co., Ltd. (a)	6,300	1,073,236
Daiwa House Industry Co., Ltd. (a)	50,500	1,946,433
Daiwa House REIT Investment Corp. (a)	169	408,836
Daiwa Securities Group, Inc. (a)	126,000	811,341
DeNA Co., Ltd. (a) (b)	7,100	129,378
Denso Corp. (a)	42,100	2,316,885
Dentsu, Inc. (a)	20,600	910,844
Disco Corp. (a)	2,300	491,864
Don Quijote Holdings Co., Ltd. (a)	11,900	682,345
East Japan Railway Co. (a)	28,800	2,694,015
Eisai Co., Ltd. (a)	24,400	1,571,844
Electric Power Development Co., Ltd. (a)	9,100	234,682
FamilyMart UNY Holdings Co., Ltd. (a)	6,700	558,512
FANUC Corp. (a)	16,600	4,274,270
Fast Retailing Co., Ltd. (a)	4,700	1,889,121
Fuji Electric Co., Ltd. (a)	43,000	296,410
FUJIFILM Holdings Corp. (a)	37,300	1,490,296
Fujitsu, Ltd. (a)	180,000	1,094,413
Fukuoka Financial Group, Inc. (a)	52,000	285,012
Hachijuni Bank Ltd. (a)	38,300	208,257
Hakuhodo DY Holdings, Inc. (a)	17,800	245,841
Hamamatsu Photonics KK (a)	14,400	554,264
Hankyu Hanshin Holdings, Inc. (a)	22,800	854,393
Hikari Tsushin, Inc. (a)	1,900	306,640

Security Description	Shares	Value
Hino Motors, Ltd. (a)	19,900	$258,922
Hirose Electric Co., Ltd. (a) (b)	2,100	290,261
Hisamitsu Pharmaceutical Co., Inc. (a)	4,000	309,373
Hitachi Chemical Co., Ltd. (a)	7,900	176,577
Hitachi Construction Machinery Co., Ltd. (a)	9,300	361,184
Hitachi High-Technologies Corp. (a)	5,400	256,841
Hitachi Metals, Ltd. (a)	16,600	195,197
Hitachi, Ltd. (a)	423,000	3,082,558
Honda Motor Co., Ltd. (a)	145,100	5,025,464
Hoshizaki Corp. (a)	4,500	401,387
Hoya Corp. (a)	35,000	1,768,856
Hulic Co., Ltd. (a)	22,800	248,596
Idemitsu Kosan Co., Ltd. (a)	13,800	528,271
IHI Corp. (a)	12,900	402,675
Iida Group Holdings Co., Ltd. (a) (b)	13,400	250,611
Inpex Corp. (a)	88,200	1,095,068
Isetan Mitsukoshi Holdings, Ltd. (a)	19,600	216,998
Isuzu Motors, Ltd. (a)	43,600	668,361
ITOCHU Corp. (a) (b)	132,300	2,584,780
J Front Retailing Co., Ltd. (a)	15,100	255,161
Japan Airlines Co., Ltd. (a)	7,500	305,529
Japan Airport Terminal Co., Ltd. (a) (b)	2,000	77,692
Japan Exchange Group, Inc. (a)	49,600	929,197
Japan Post Bank Co., Ltd. (a) (b)	33,400	453,503
Japan Post Holdings Co., Ltd. (a)	142,100	1,727,751
Japan Prime Realty Investment Corp. REIT (a)	53	192,650
Japan Real Estate Investment Corp. REIT (a)	101	525,289
Japan Retail Fund Investment Corp. REIT (a)	222	430,711
Japan Tobacco, Inc. (a)	96,400	2,755,282
JFE Holdings, Inc. (a)	48,300	974,780
JGC Corp. (a) (b)	20,200	440,033
JSR Corp. (a)	14,500	326,505
JTEKT Corp. (a)	14,200	209,342
JXTG Holdings, Inc. (a)	276,600	1,687,186
Kajima Corp. (a)	86,000	808,935
Kakaku.com, Inc. (a)	13,300	235,497
Kamigumi Co., Ltd. (a)	10,700	239,984
Kaneka Corp. (a)	26,000	258,770
Kansai Electric Power Co., Inc. (a)	67,600	884,298
Kansai Paint Co., Ltd. (a)	20,900	488,753
Kao Corp. (a)	43,500	3,267,384
Kawasaki Heavy Industries, Ltd. (a)	15,500	500,437
KDDI Corp. (a)	152,700	3,934,733
Keihan Holdings Co., Ltd. (a)	7,000	217,287
Keikyu Corp. (a) (b)	19,700	346,442
Keio Corp. (a)	9,600	413,977

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Keisei Electric Railway Co., Ltd. (a)	9,100	$280,254
Keyence Corp. (a)	8,300	5,187,341
Kikkoman Corp. (a)	14,800	600,337
Kintetsu Group Holdings Co., Ltd. (a)	17,800	699,750
Kirin Holdings Co., Ltd. (a)	77,500	2,064,278
Kobe Steel, Ltd. (a) (c)	23,600	234,217
Koito Manufacturing Co., Ltd. (a) (b)	9,000	628,833
Komatsu, Ltd. (a)	81,100	2,718,170
Konami Holdings Corp. (a)	6,000	305,719
Konica Minolta, Inc. (a) (b)	50,300	427,819
Kose Corp. (a) (b)	2,300	483,762
Kubota Corp. (a)	94,500	1,666,671
Kuraray Co., Ltd. (a)	28,700	497,867
Kurita Water Industries, Ltd. (a)	8,800	284,236
Kyocera Corp. (a)	28,700	1,628,076
Kyowa Hakko Kirin Co., Ltd. (a)	26,900	584,504
Kyushu Electric Power Co., Inc. (a)	45,300	547,394
Kyushu Financial Group, Inc. (a)	14,200	70,957
Kyushu Railway Co. (a) (b)	13,300	415,131
Lawson, Inc. (a)	3,700	253,071
LINE Corp. (a) (c)	2,000	78,751
Lion Corp. (a)	14,000	287,453
LIXIL Group Corp. (a)	21,400	474,955
M3, Inc. (a)	20,000	919,433
Mabuchi Motor Co., Ltd. (a)	4,500	223,981
Makita Corp. (a)	21,300	1,055,622
Marubeni Corp. (a)	153,300	1,120,057
Marui Group Co., Ltd. (a) (b)	15,200	306,672
Maruichi Steel Tube, Ltd. (a) (b)	2,600	79,275
Mazda Motor Corp. (a) (b)	55,300	739,955
McDonald’s Holdings Co. Japan, Ltd. (a)	5,000	236,751
Mebuki Financial Group, Inc. (a)	66,600	258,834
Medipal Holdings Corp. (a)	13,000	271,463
MEIJI Holdings Co., Ltd. (a)	11,500	883,852
MINEBEA MITSUMI, Inc. (a) (b)	30,600	658,293
MISUMI Group, Inc. (a) (b)	22,400	620,703
Mitsubishi Chemical Holdings Corp. (a)	130,100	1,267,370
Mitsubishi Corp. (a)	131,200	3,533,607
Mitsubishi Electric Corp. (a)	169,900	2,758,996
Mitsubishi Estate Co., Ltd. (a)	111,800	1,873,779
Mitsubishi Gas Chemical Co., Inc. (a)	13,400	323,546
Mitsubishi Heavy Industries, Ltd. (a) (b)	24,900	960,615
Mitsubishi Materials Corp. (a) (b)	8,400	249,125
Mitsubishi Motors Corp. (a) (b)	64,600	462,226
Mitsubishi Tanabe Pharma Corp. (a)	18,900	382,040
Mitsubishi UFJ Financial Group, Inc. (a)	1,011,300	6,724,187

Security Description	Shares	Value
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	40,900	$245,140
Mitsui & Co., Ltd. (a)	150,900	2,598,008
Mitsui Chemicals, Inc. (a)	18,500	587,664
Mitsui Fudosan Co., Ltd. (a)	80,000	1,932,299
Mitsui OSK Lines, Ltd. (a)	8,600	244,347
Mixi, Inc. (a)	2,100	78,611
Mizuho Financial Group, Inc. (a)	2,033,400	3,707,538
MS&AD Insurance Group Holdings, Inc. (a)	43,100	1,339,529
Murata Manufacturing Co., Ltd. (a)	17,000	2,347,760
Nabtesco Corp. (a)	8,500	331,232
Nagoya Railroad Co., Ltd. (a) (b)	15,500	395,719
NEC Corp. (a)	25,100	705,901
Nexon Co., Ltd. (a) (c)	39,000	661,535
NGK Insulators, Ltd. (a)	21,900	379,547
NGK Spark Plug Co., Ltd. (a)	11,400	274,837
NH Foods, Ltd. (a)	7,500	308,114
Nidec Corp. (a)	20,900	3,218,354
Nikon Corp. (a)	27,400	495,535
Nintendo Co., Ltd. (a) (b)	9,600	4,267,227
Nippon Building Fund, Inc. REIT (a)	108	599,367
Nippon Electric Glass Co., Ltd. (a)	7,500	217,524
Nippon Express Co., Ltd. (a)	5,200	344,231
Nippon Paint Holdings Co., Ltd. (a) (b)	13,500	497,504
Nippon Prologis REIT, Inc. (a)	106	230,345
Nippon Steel & Sumitomo Metal Corp. (a)	68,300	1,500,297
Nippon Telegraph & Telephone Corp. (a)	60,800	2,837,973
Nippon Yusen KK (a)	12,400	243,587
Nissan Chemical Industries, Ltd. (a)	12,600	523,694
Nissan Motor Co., Ltd. (a) (b)	206,700	2,134,690
Nisshin Seifun Group, Inc. (a)	13,600	270,384
Nissin Foods Holdings Co., Ltd. (a)	3,900	270,724
Nitori Holdings Co., Ltd. (a)	6,200	1,087,831
Nitto Denko Corp. (a)	15,100	1,141,835
NOK Corp. (a)	4,000	78,151
Nomura Holdings, Inc. (a)	324,500	1,893,240
Nomura Real Estate Holdings, Inc. (a)	11,300	265,476
Nomura Real Estate Master Fund, Inc. (a)	317	441,402
Nomura Research Institute, Ltd. (a)	10,800	510,554
NSK, Ltd. (a)	38,700	520,910
NTT Data Corp. (a)	61,400	645,509
NTT DOCOMO, Inc. (a)	120,000	3,060,792
Obayashi Corp. (a)	62,900	693,256
Obic Co., Ltd. (a)	4,200	354,108
Odakyu Electric Railway Co., Ltd. (a)	23,900	487,131

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Oji Holdings Corp. (a)	87,000	$561,028
Olympus Corp. (a)	27,200	1,040,640
Omron Corp. (a)	17,900	1,046,913
Ono Pharmaceutical Co., Ltd. (a)	39,100	1,244,679
Oracle Corp. Japan (a)	3,300	274,022
Oriental Land Co., Ltd. (a)	19,600	2,006,453
ORIX Corp. (a)	118,100	2,117,561
Osaka Gas Co., Ltd. (a) (b)	36,700	730,301
Otsuka Corp. (a)	7,800	397,871
Otsuka Holdings Co., Ltd. (a)	35,300	1,771,552
Panasonic Corp. (a)	194,100	2,788,813
Park24 Co., Ltd. (a) (b)	7,900	215,682
Pola Orbis Holdings, Inc. (a)	8,100	337,841
Rakuten, Inc. (a)	89,400	739,150
Recruit Holdings Co., Ltd. (a)	97,400	2,442,459
Renesas Electronics Corp. (a) (c)	50,600	508,934
Resona Holdings, Inc. (a)	170,800	918,517
Ricoh Co., Ltd. (a) (b)	49,600	490,243
Rinnai Corp. (a)	2,300	218,852
Rohm Co., Ltd. (a)	8,900	845,232
Ryohin Keikaku Co., Ltd. (a)	1,900	635,101
Sankyo Co., Ltd. (a)	3,800	133,002
Santen Pharmaceutical Co., Ltd. (a)	29,700	497,613
SBI Holdings, Inc. (a) (b)	17,300	406,691
Secom Co., Ltd. (a)	19,100	1,423,403
Sega Sammy Holdings, Inc. (a)	18,200	295,035
Seibu Holdings, Inc. (a)	23,900	419,243
Seiko Epson Corp. (a)	22,600	391,856
Sekisui Chemical Co., Ltd. (a)	32,100	563,227
Sekisui House, Ltd. (a)	45,900	840,303
Seven & i Holdings Co., Ltd. (a)	66,300	2,841,252
Seven Bank, Ltd. (a) (b)	42,900	137,696
Sharp Corp. (a) (b) (c)	15,400	461,456
Shimadzu Corp. (a)	20,800	574,066
Shimamura Co., Ltd. (a)	1,700	212,080
Shimano, Inc. (a)	7,000	1,010,666
Shimizu Corp. (a)	45,000	401,641
Shin-Etsu Chemical Co., Ltd. (a)	33,800	3,527,472
Shinsei Bank, Ltd. (a)	14,900	231,265
Shionogi & Co., Ltd. (a) (b)	26,900	1,401,502
Shiseido Co., Ltd. (a)	34,200	2,197,358
Shizuoka Bank, Ltd. (a)	53,000	509,939
Showa Shell Sekiyu KK (a)	8,600	117,132
SMC Corp. (a)	5,100	2,075,748
SoftBank Group Corp. (a)	70,300	5,246,478
Sohgo Security Services Co., Ltd. (a)	4,800	236,011
Sompo Holdings, Inc. (a)	31,400	1,265,855
Sony Corp. (a)	106,600	5,247,466
Sony Financial Holdings, Inc. (a) (b)	13,400	244,812
Stanley Electric Co., Ltd. (a)	9,500	356,878
Start Today Co., Ltd. (a)	15,400	401,031
Subaru Corp. (a)	55,300	1,831,529
SUMCO Corp. (a)	23,600	616,693

Security Description	Shares	Value
Sumitomo Chemical Co., Ltd. (a)	147,000	$853,291
Sumitomo Corp. (a)	106,500	1,785,067
Sumitomo Dainippon Pharma Co., Ltd. (a) (b)	15,000	250,712
Sumitomo Electric Industries, Ltd. (a)	58,400	893,018
Sumitomo Heavy Industries, Ltd. (a)	7,800	298,172
Sumitomo Metal Mining Co., Ltd. (a) (b)	19,500	806,968
Sumitomo Mitsui Financial Group, Inc. (a)	113,300	4,809,156
Sumitomo Mitsui Trust Holdings, Inc. (a)	25,600	1,047,047
Sumitomo Realty & Development Co., Ltd. (a)	28,000	1,046,806
Sumitomo Rubber Industries, Ltd. (a)	14,000	258,256
Sundrug Co., Ltd. (a) (b)	5,700	266,932
Suntory Beverage & Food, Ltd. (a)	11,300	550,374
Suruga Bank, Ltd. (a)	11,300	158,667
Suzuken Co., Ltd. (a)	6,500	273,651
Suzuki Motor Corp. (a) (b)	30,800	1,673,099
Sysmex Corp. (a)	14,500	1,318,179
T&D Holdings, Inc. (a)	41,300	657,265
Taiheiyo Cement Corp. (a)	12,400	445,630
Taisei Corp. (a)	19,400	995,534
Taisho Pharmaceutical Holdings Co., Ltd. (a)	2,900	286,863
Taiyo Nippon Sanso Corp. (a) (b)	9,900	150,082
Takashimaya Co., Ltd. (a)	23,000	221,206
Takeda Pharmaceutical Co., Ltd. (a)	62,000	3,024,760
TDK Corp. (a)	12,200	1,087,444
Teijin, Ltd. (a)	12,200	231,949
Temp Holdings Co., Ltd. (a) (b)	17,000	494,219
Terumo Corp. (a)	29,400	1,529,938
THK Co., Ltd. (a)	9,000	374,592
Tobu Railway Co., Ltd. (a)	15,700	479,952
Toho Co., Ltd. (a)	7,500	249,766
Toho Gas Co., Ltd. (a) (b)	5,800	181,380
Tohoku Electric Power Co., Inc. (a) (b)	37,000	503,580
Tokio Marine Holdings, Inc. (a)	59,700	2,708,368
Tokyo Electric Power Co. Holdings, Inc. (a) (c)	118,200	463,226
Tokyo Electron, Ltd. (a)	13,900	2,572,706
Tokyo Gas Co., Ltd. (a)	37,200	994,505
Tokyo Tatemono Co., Ltd. (a)	18,500	280,181
Tokyu Corp. (a)	51,000	803,526
Tokyu Fudosan Holdings Corp. (a)	35,300	254,115
Toppan Printing Co., Ltd. (a)	44,000	361,865
Toray Industries, Inc. (a)	130,600	1,242,967
Toshiba Corp. (a) (c)	589,000	1,718,843
Tosoh Corp. (a)	23,700	467,618
TOTO, Ltd. (a) (b)	11,300	592,774

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Toyo Seikan Group Holdings, Ltd. (a) (b)	12,700	$189,601
Toyo Suisan Kaisha, Ltd. (a)	5,900	233,268
Toyoda Gosei Co., Ltd. (a)	5,300	122,809
Toyota Industries Corp. (a)	15,300	925,429
Toyota Motor Corp. (a)	222,700	14,467,755
Toyota Tsusho Corp. (a)	16,900	571,422
Trend Micro, Inc. (a)	9,600	566,422
Tsuruha Holdings, Inc. (a)	2,400	345,594
Unicharm Corp. (a)	37,900	1,093,735
United Urban Investment Corp. REIT (a)	258	404,364
USS Co., Ltd. (a)	14,000	286,692
West Japan Railway Co. (a)	12,800	907,948
Yahoo! Japan Corp. (a) (b)	115,300	539,986
Yakult Honsha Co., Ltd. (a)	10,700	802,477
Yamada Denki Co., Ltd. (a)	47,700	290,009
Yamaguchi Financial Group, Inc. (a) (b)	19,000	235,245
Yamaha Corp. (a)	13,700	602,080
Yamaha Motor Co., Ltd. (a)	26,700	794,788
Yamato Holdings Co., Ltd. (a) (b)	34,300	862,616
Yamazaki Baking Co., Ltd. (a)	10,300	215,901
Yaskawa Electric Corp. (a)	19,800	898,504
Yokogawa Electric Corp. (a)	14,900	302,256
Yokohama Rubber Co., Ltd. (a)	10,800	250,434

		314,032,671

LUXEMBOURG — 0.2%
ArcelorMittal (a) (c)	59,334	1,883,664
Eurofins Scientific SE (a)	893	470,358
Millicom International Cellular SA SDR (a)	4,271	291,412
RTL Group SA (a)	2,437	202,231
SES SA (a)	24,802	335,556
Tenaris SA (a)	46,006	794,875

		3,978,096

MACAU — 0.0% (g)
MGM China Holdings, Ltd. (a)	85,200	221,591
Wynn Macau, Ltd. (a)	116,000	425,159

		646,750

MALAYSIA — 0.5%
AirAsia Bhd (a)	140,400	144,323
Alliance Bank Malaysia Bhd (a)	9,200	10,204
AMMB Holdings Bhd (a)	132,400	133,413
Astro Malaysia Holdings Bhd (a)	13,200	6,982
Axiata Group Bhd (a)	183,225	259,656
British American Tobacco Malaysia Bhd (a)	2,800	19,056
CIMB Group Holdings Bhd (a)	364,668	678,583
Dialog Group Bhd (a)	282,300	216,828
DiGi.Com Bhd (a)	221,300	265,756
Felda Global Ventures Holdings Bhd (a)	4,700	2,027
Gamuda Bhd (a)	128,616	171,552
Genting Bhd (a)	190,200	428,890

Security Description	Shares	Value
Genting Malaysia Bhd (a)	188,600	$237,028
Genting Plantations Bhd (a)	900	2,380
HAP Seng Consolidated Bhd (a)	66,200	166,775
Hartalega Holdings Bhd (a)	138,200	210,806
Hong Leong Bank Bhd (a)	49,032	238,393
Hong Leong Financial Group Bhd (a)	4,800	23,885
IHH Healthcare Bhd (a)	185,200	288,001
IJM Corp. Bhd (a)	126,600	88,263
IOI Corp. Bhd (a)	149,800	185,293
IOI Properties Group Bhd	38,750	16,129
Kuala Lumpur Kepong Bhd (a)	43,300	287,160
Malayan Banking Bhd (a)	332,299	905,200
Malaysia Airports Holdings Bhd (a)	66,124	151,622
Maxis Bhd (a)	176,500	259,879
MISC Bhd (a)	86,500	158,205
Nestle Malaysia Bhd (a)	6,300	246,492
Petronas Chemicals Group Bhd	151,900	320,058
Petronas Dagangan Bhd (a)	22,600	144,967
Petronas Gas Bhd (a)	48,700	225,126
PPB Group Bhd (a)	36,900	182,852
Press Metal Aluminium Holdings Bhd (a)	136,100	160,763
Public Bank Bhd (a)	265,700	1,652,020
RHB Capital Bhd (a)	9,259	12,414
Sapura Energy Bhd (a)	192,900	25,522
Sime Darby Bhd (a)	142,535	97,049
Sime Darby Plantation Bhd (a) (c)	142,535	204,616
Sime Darby Property Bhd (a) (c)	142,535	52,842
Telekom Malaysia Bhd (a)	91,003	122,563
Tenaga Nasional Bhd (a)	262,600	1,098,877
UMW Holdings Bhd (a) (c)	4,900	7,654
Westports Holdings Bhd (a)	8,800	8,056
YTL Corp. Bhd (a)	82,008	28,504
YTL Power International Bhd (a)	7,548	1,976

		10,148,640

MEXICO — 0.7%
Alfa SAB de CV Class A	286,700	365,963
America Movil SAB de CV Series L	2,968,700	2,805,493
Arca Continental SAB de CV	28,000	192,848
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (b)	116,000	166,182
Cemex SAB de CV Series CPO (c)	1,142,364	751,625
Coca-Cola Femsa SAB de CV Series L	32,200	211,685
El Puerto de Liverpool SAB de CV Series C1 (b)	13,000	95,968
Fibra Uno Administracion SA de CV REIT	252,200	378,573
Fomento Economico Mexicano SAB de CV	175,500	1,599,965

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Fresnillo PLC (a)	13,020	$232,450
Gentera SAB de CV (b)	67,100	48,670
Gruma SAB de CV Class B	14,700	167,669
Grupo Aeroportuario del Pacifico SAB de CV Class B	23,300	229,292
Grupo Aeroportuario del Sureste SAB de CV Class B	13,750	230,421
Grupo Bimbo SAB de CV Series A	153,500	336,458
Grupo Carso SAB de CV Series A1	23,000	80,655
Grupo Financiero Banorte SAB de CV Series O	215,700	1,302,933
Grupo Financiero Inbursa SAB de CV Series O	215,700	356,752
Grupo Lala SAB de CV (b)	45,300	61,497
Grupo Mexico SAB de CV Series B	331,400	1,101,308
Grupo Televisa SAB Series CPO	232,800	740,226
Industrias Penoles SAB de CV	9,730	195,677
Infraestructura Energetica Nova SAB de CV	48,600	236,191
Kimberly-Clark de Mexico SAB de CV Class A (b)	103,300	192,978
Mexichem SAB de CV	73,357	224,048
Promotora y Operadora de Infraestructura SAB de CV	18,200	180,240
Wal-Mart de Mexico SAB de CV	455,300	1,147,385

		13,633,152

NETHERLANDS — 3.1%
ABN AMRO Group NV (a) (e)	32,664	984,449
Aegon NV (a)	137,426	926,736
Akzo Nobel NV (a)	22,499	2,124,735
Altice NV Class A (a) (b) (c)	44,323	366,126
ASML Holding NV (a)	32,736	6,488,173
Boskalis Westminster (a)	6,961	203,929
EXOR NV (a)	9,998	711,352
Heineken Holding NV (a)	8,980	925,471
Heineken NV (a)	22,931	2,465,118
ING Groep NV (a)	330,415	5,573,103
Koninklijke Ahold Delhaize NV (a)	113,184	2,680,692
Koninklijke DSM NV (a)	16,385	1,627,825
Koninklijke KPN NV (a)	267,167	802,977
Koninklijke Philips NV (a)	82,450	3,155,636
Koninklijke Vopak NV (a)	4,863	238,657
NN Group NV (a)	23,656	1,050,523
NXP Semiconductors NV (c)	28,054	3,282,318
Randstad Holding NV (a) (b)	11,642	766,368
Royal Dutch Shell PLC Class A (a)	387,966	12,272,921
Royal Dutch Shell PLC Class B (a)	316,622	10,186,947
Wolters Kluwer NV (a)	27,445	1,458,947

		58,293,003

Security Description	Shares	Value
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (a)	80,421	$356,219
Fisher & Paykel Healthcare Corp., Ltd. (a)	57,800	552,697
Fletcher Building, Ltd. (a)	76,325	334,056
Mercury NZ, Ltd. (a)	58,363	136,222
Meridian Energy, Ltd. (a)	118,222	244,086
Ryman Healthcare, Ltd. (a)	36,039	276,832
Spark New Zealand, Ltd. (a)	154,370	373,895

		2,274,007

NORWAY — 0.5%
DNB ASA (a)	88,095	1,732,541
Gjensidige Forsikring ASA (a)	15,042	276,228
Marine Harvest ASA (a)	40,936	826,178
Norsk Hydro ASA (a)	126,562	749,564
Orkla ASA (a)	78,119	840,585
Schibsted ASA Class B (a)	9,073	231,863
Statoil ASA (a)	102,950	2,432,845
Telenor ASA (a)	68,136	1,547,091
Yara International ASA (a)	17,107	729,853

		9,366,748

PAKISTAN — 0.0% (g)
Habib Bank, Ltd.	53,000	95,584

PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	12,300	187,329
Credicorp, Ltd.	6,200	1,407,648
Southern Copper Corp. (b)	7,400	400,932

		1,995,909

PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc. (a)	180,220	234,829
Aboitiz Power Corp. (a)	12,500	9,299
Alliance Global Group, Inc. (a) (c)	450,900	114,201
Ayala Corp. (a)	25,640	467,858
Ayala Land, Inc. (a)	596,600	472,114
Bank of the Philippine Islands (a)	60,060	135,299
BDO Unibank, Inc. (a)	160,333	429,935
DMCI Holdings, Inc. (a)	33,730	7,896
Globe Telecom, Inc.	2,995	93,103
GT Capital Holdings, Inc.	5,280	118,295
International Container Terminal Services, Inc. (a)	4,320	8,317
JG Summit Holdings, Inc. (a)	167,600	202,044
Jollibee Foods Corp. (a)	33,510	193,140
Manila Electric Co. (a)	24,040	146,639
Megaworld Corp. (a)	95,000	8,550
Metro Pacific Investments Corp. (a)	974,000	98,215
Metropolitan Bank & Trust Co. (a)	18,209	29,986
PLDT, Inc. (a)	6,380	181,573
Robinsons Land Corp. (a)	40,344	15,514
Security Bank Corp. (a)	5,920	27,382

.

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
SM Investments Corp. (a)	25,175	$445,523
SM Prime Holdings, Inc. (a)	703,600	457,454
Universal Robina Corp. (a)	80,890	235,891

		4,133,057

POLAND — 0.3%
Alior Bank SA (a) (c)	7,214	155,251
Bank Handlowy w Warszawie SA (a)	120	2,653
Bank Millennium SA (a) (c)	64,815	155,717
Bank Pekao SA (a)	12,925	465,950
Bank Zachodni WBK SA (a)	2,218	234,970
CCC SA (a)	2,236	152,641
CD Projekt SA (a)	6,706	214,721
Cyfrowy Polsat SA (a)	19,389	141,383
Grupa Azoty SA (a)	626	10,247
Grupa Lotos SA (a)	8,131	125,657
Jastrzebska Spolka Weglowa SA (a) (c)	3,376	79,990
KGHM Polska Miedz SA (a)	8,940	227,565
LPP SA (a)	90	228,641
mBank SA (a) (c)	1,215	148,759
Orange Polska SA (a) (c)	5,574	9,454
PGE Polska Grupa Energetyczna SA (a) (c)	75,453	218,554
PLAY Communications SA (a) (c)	13,499	130,533
Polski Koncern Naftowy ORLEN SA (a)	23,663	582,058
Polskie Gornictwo Naftowe i Gazownictwo SA (a)	155,896	257,521
Powszechna Kasa Oszczednosci Bank Polski SA (a) (c)	73,049	864,404
Powszechny Zaklad Ubezpieczen SA (a)	59,122	722,537
Tauron Polska Energia SA (a) (c)	21,367	15,170

		5,144,376

PORTUGAL — 0.1%
EDP - Energias de Portugal SA (a)	189,986	721,520
Galp Energia SGPS SA (a)	39,475	744,085
Jeronimo Martins SGPS SA (a)	26,225	476,763

		1,942,368

QATAR — 0.1%
Barwa Real Estate Co.	826	7,598
Commercial Bank PQSC	16,545	136,285
Doha Bank QPSC	1,923	14,256
Ezdan Holding Group QSC	52,409	151,097
Industries Qatar QSC (a)	9,460	273,592
Masraf Al Rayan QSC (a)	21,475	208,691
Ooredoo QSC (a)	5,832	132,822
Qatar Electricity & Water Co. QSC	2,273	117,332
Qatar Gas Transport Co., Ltd.	2,813	11,802
Qatar Insurance Co. SAQ (a)	9,737	100,495
Qatar Islamic Bank SAQ	1,177	31,510

Security Description	Shares	Value
Qatar National Bank QPSC (a)	22,297	$798,578

		1,984,058

ROMANIA — 0.0% (g)
NEPI Rockcastle PLC (a)	27,380	266,585

RUSSIA — 0.9%
Alrosa PJSC	161,438	255,156
Gazprom PAO	946,910	2,346,361
Inter RAO UES PJSC	2,290,000	152,374
LUKOIL PJSC ADR (a)	420	28,998
LUKOIL PJSC	37,380	2,588,646
Magnit PJSC GDR (a)	27,829	516,359
Magnitogorsk Iron & Steel Works PJSC	226,900	174,417
MMC Norilsk Nickel PJSC	4,926	918,463
Mobile TeleSystems PJSC ADR	26,400	300,696
Mobile TeleSystems PJSC	31,200	159,147
Moscow Exchange MICEX-RTS PJSC	132,585	270,058
Novatek PJSC GDR (a)	7,106	974,860
Novolipetsk Steel PJSC	90,720	228,725
PhosAgro PJSC GDR	11,644	169,304
Polyus PJSC	2,617	203,762
Rosneft Oil Co. PJSC	95,170	524,594
RushHydro PJSC	8,993,000	117,565
Sberbank of Russia PJSC	929,630	4,098,618
Severstal PJSC	18,520	279,926
Surgutneftegas OJSC Preference Shares	446,300	228,622
Surgutneftegas OJSC	456,700	226,444
Tatneft PJSC	134,820	1,434,485
Transneft PJSC Preference Shares	30	92,035
VTB Bank PJSC	437,390,000	389,715

		16,679,330

SINGAPORE — 0.9%
Ascendas REIT (a)	206,875	416,654
CapitaLand Commercial Trust (a)	191,690	268,677
CapitaLand Mall Trust REIT (a)	161,700	257,368
CapitaLand, Ltd. (a)	178,700	489,312
City Developments, Ltd. (a)	31,000	308,855
ComfortDelGro Corp., Ltd. (a)	128,600	201,854
DBS Group Holdings, Ltd. (a)	157,448	3,325,290
Genting Singapore PLC (a)	493,100	408,942
Golden Agri-Resources, Ltd. (a)	309,500	82,962
Hutchison Port Holdings Trust (a)	421,800	124,959
Jardine Cycle & Carriage, Ltd. (a)	6,211	164,053
Keppel Corp., Ltd. (a)	140,600	840,582
Oversea-Chinese Banking Corp., Ltd. (a)	277,450	2,732,847
SATS, Ltd. (a)	53,300	209,428
Sembcorp Industries, Ltd. (a)	66,700	159,493
Singapore Airlines, Ltd. (a)	34,400	285,819
Singapore Exchange, Ltd. (a)	85,100	480,371

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Singapore Press Holdings, Ltd. (a)	95,500	$184,239
Singapore Technologies Engineering, Ltd. (a)	98,400	270,659
Singapore Telecommunications, Ltd. (a)	728,700	1,881,796
StarHub, Ltd. (a) (b)	57,700	101,556
Suntec Real Estate Investment Trust (a)	182,700	264,860
United Overseas Bank, Ltd. (a)	118,293	2,488,861
UOL Group, Ltd. (a)	37,533	246,064
Wilmar International, Ltd. (a)	107,500	262,060

		16,457,561

SOUTH AFRICA — 1.7%
Anglo American Platinum, Ltd. (a)	5,854	160,485
AngloGold Ashanti, Ltd. (a)	43,902	423,137
Aspen Pharmacare Holdings, Ltd. (a)	37,164	814,751
Barclays Africa Group, Ltd. (a)	64,498	1,032,134
Bid Corp., Ltd. (a)	26,882	582,851
Bidvest Group, Ltd. (a)	33,867	642,152
Brait SE (a) (b) (c)	12,533	38,293
Capitec Bank Holdings, Ltd. (a)	2,901	213,240
Coronation Fund Managers, Ltd.	32,439	221,046
Discovery, Ltd. (a)	23,630	340,615
Exxaro Resources, Ltd. (a)	13,613	125,544
FirstRand, Ltd. (a) (b)	303,595	1,714,093
Fortress REIT, Ltd. Class A, (a)	115,468	156,433
Fortress REIT, Ltd. Class B, (a) (b)	96,108	96,952
Foschini Group, Ltd. (a)	20,758	391,218
Gold Fields, Ltd. (a)	56,782	228,967
Growthpoint Properties, Ltd. REIT (b)	226,098	542,120
Hyprop Investments, Ltd.	16,182	147,798
Imperial Holdings, Ltd. (a)	12,323	242,710
Investec PLC (a)	69,626	538,014
Investec, Ltd.	19,854	154,626
Kumba Iron Ore, Ltd. (a) (b)	6,528	156,919
Liberty Holdings, Ltd. (b)	15,761	167,004
Life Healthcare Group Holdings, Ltd.	122,991	286,594
Mediclinic International PLC (d)	2,421	20,463
Mediclinic International PLC (a) (b) (d)	21,434	180,816
MMI Holdings, Ltd. (a)	83,371	155,311
Mondi PLC (a)	34,839	936,272
Mondi, Ltd.	10,770	292,893
Mr. Price Group, Ltd. (a)	20,604	495,064
MTN Group, Ltd.	152,685	1,533,712
Naspers, Ltd. Class N (a)	37,055	9,060,182
Nedbank Group, Ltd. (a) (b)	14,950	360,026
Netcare, Ltd.	41,109	97,145
Pick n Pay Stores, Ltd.	16,148	93,409
Pioneer Foods Group, Ltd. (b)	10,377	108,773
PSG Group, Ltd. (a)	17,508	332,734

Security Description	Shares	Value
Rand Merchant Investment Holdings, Ltd. (a)	50,635	$171,044
Redefine Properties, Ltd. REIT	541,006	529,192
Remgro, Ltd. (a)	49,948	935,441
Resilient REIT, Ltd.	26,491	111,788
RMB Holdings, Ltd. (a)	53,367	347,709
Sanlam, Ltd. (a) (b)	112,003	808,452
Sappi, Ltd.	37,361	240,271
Sasol, Ltd. (a)	49,815	1,698,061
Shoprite Holdings, Ltd. (a)	36,097	769,979
Sibanye Gold, Ltd. (a)	110,851	110,231
SPAR Group, Ltd.	17,539	299,838
Standard Bank Group, Ltd. (a) (b)	116,009	2,141,856
Steinhoff International Holdings NV	197,420	54,984
Telkom SA SOC, Ltd. (a)	13,170	59,090
Tiger Brands, Ltd. (a)	13,544	423,547
Truworths International, Ltd. (a)	40,455	368,474
Vodacom Group, Ltd.	48,980	632,756
Woolworths Holdings, Ltd. (a)	85,060	430,834

		33,218,043

SOUTH KOREA — 3.6%
Amorepacific Corp. (a)	2,529	730,827
Amorepacific Corp. Preference Shares (a)	740	111,432
AMOREPACIFIC Group (a)	1,798	232,020
BGF retail Co., Ltd.	502	71,822
BNK Financial Group, Inc. (a)	27,622	277,423
Celltrion Healthcare Co., Ltd. (a) (c)	3,133	319,541
Celltrion, Inc. (a) (b) (c)	7,363	2,202,615
Cheil Worldwide, Inc. (a)	7,506	128,747
CJ CheilJedang Corp. (a)	711	214,303
CJ Corp. (a)	1,354	201,322
CJ E&M Corp. (a)	1,969	171,010
CJ Logistics Corp. (a) (c)	100	12,966
Coway Co., Ltd.	5,471	450,656
Daelim Industrial Co., Ltd. (a)	2,118	147,096
Daewoo Engineering & Construction Co., Ltd. (a) (c)	380	1,870
DB Insurance Co., Ltd. (a)	3,165	196,624
DGB Financial Group, Inc. (a)	13,309	146,522
Dongsuh Cos., Inc. (a)	874	21,440
Doosan Bobcat, Inc. (a)	4,079	121,652
Doosan Heavy Industries & Construction Co., Ltd. (a) (c)	457	6,857
E-MART, Inc. (a)	1,356	346,243
GS Engineering & Construction Corp. (a)	5,552	156,469
GS Holdings Corp. (a)	3,356	195,150
GS Retail Co., Ltd. (a)	360	10,417
Hana Financial Group, Inc. (a)	22,874	985,803
Hankook Tire Co., Ltd. (a)	4,760	235,595
Hanmi Pharm Co., Ltd. (a)	444	217,424
Hanmi Science Co., Ltd. (a)	188	16,804
Hanon Systems (a)	8,270	90,117
Hanssem Co., Ltd. (a)	770	108,827

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hanwha Chemical Corp. (a)	6,970	$195,036
Hanwha Corp. (a)	3,640	135,338
Hanwha Life Insurance Co., Ltd. (a)	16,650	98,174
Hanwha Techwin Co., Ltd. (a) (c)	2,840	77,445
Hotel Shilla Co., Ltd. (a)	2,730	237,756
Hyosung Corp. (a)	1,344	151,903
Hyundai Department Store Co., Ltd. (a)	1,309	111,733
Hyundai Development Co-Engineering & Construction (a)	3,730	133,468
Hyundai Engineering & Construction Co., Ltd. (a)	4,572	184,404
Hyundai Glovis Co., Ltd. (a)	1,744	298,887
Hyundai Heavy Industries Co., Ltd. (a) (c)	3,817	498,647
Hyundai Marine & Fire Insurance Co., Ltd. (a)	5,728	212,454
Hyundai Mobis Co., Ltd. (a)	6,172	1,474,306
Hyundai Motor Co. (a)	13,748	1,856,069
Hyundai Motor Co. Preference Shares (a) (d)	2,519	221,201
Hyundai Mor Co. Preference Shares (a) (d)	1,762	142,939
Hyundai Robotics Co., Ltd. (a) (c)	624	251,054
Hyundai Steel Co. (a)	5,155	250,423
Hyundai Wia Corp. (a)	139	7,205
Industrial Bank of Korea (a)	15,890	234,050
ING Life Insurance Korea, Ltd. (a)	3,399	143,576
Kakao Corp. (a)	3,852	474,258
Kangwon Land, Inc. (a)	7,520	192,782
KB Financial Group, Inc. (a)	35,342	2,049,738
KCC Corp. (a)	458	142,962
KEPCO Plant Service & Engineering Co., Ltd. (a)	180	7,697
Kia Motors Corp. (a)	25,372	760,040
Korea Aerospace Industries, Ltd. (a) (c)	3,940	185,776
Korea Electric Power Corp. (a)	24,440	756,676
Korea Gas Corp. (a) (c)	340	15,554
Korea Investment Holdings Co., Ltd. (a)	2,958	232,193
Korea Zinc Co., Ltd. (a)	577	262,022
Korean Air Lines Co., Ltd. (a)	4,004	123,906
KT Corp. (a)	110	2,832
KT&G Corp. (a)	9,026	849,028
Kumho Petrochemical Co., Ltd. (a)	1,926	176,292
LG Chem, Ltd. (a)	4,147	1,513,776
LG Chem, Ltd. Preference Shares (a)	491	99,948
LG Corp. (a)	7,582	622,375
LG Display Co., Ltd. (a)	18,859	459,326
LG Electronics, Inc. (a)	8,361	862,659
LG Household & Health Care, Ltd. (a)	734	823,021

Security Description	Shares	Value
LG Household & Health Care, Ltd. Preference Shares	50	$32,930
LG Innotek Co., Ltd. (a)	1,061	124,755
Lotte Chemical Corp. (a)	1,278	523,577
Lotte Corp. (a) (c)	917	54,912
Lotte Shopping Co., Ltd. (a)	576	127,107
Medy-Tox, Inc. (a)	329	232,291
Mirae Asset Daewoo Co., Ltd. (a)	23,737	208,028
NAVER Corp. (a)	2,497	1,858,327
NCSoft Corp. (a)	1,398	540,997
Netmarble Games Corp. (a) (e)	2,574	357,502
NH Investment & Securities Co., Ltd. (a)	11,490	152,652
OCI Co., Ltd. (a)	1,629	243,786
Orion Corp/Republic of Korea (a)	974	117,564
Ottogi Corp. (a)	17	11,366
Pan Ocean Co., Ltd. (a) (c)	24,680	123,352
POSCO (a)	6,600	2,106,724
Posco Daewoo Corp. (a)	570	12,389
S-1 Corp.	1,546	139,240
Samsung Biologics Co., Ltd. (a) (c) (e)	1,624	747,410
Samsung C&T Corp. (a)	7,241	937,094
Samsung Card Co., Ltd. (a)	501	16,901
Samsung Electro-Mechanics Co., Ltd. (a)	3,673	373,815
Samsung Electronics Co., Ltd. Preference Shares (a)	1,535	2,951,702
Samsung Electronics Co., Ltd. (a)	8,198	19,154,431
Samsung Fire & Marine Insurance Co., Ltd. (a)	2,462	621,101
Samsung Heavy Industries Co., Ltd. (a) (c)	34,623	257,765
Samsung Life Insurance Co., Ltd. (a)	5,568	606,477
Samsung SDI Co., Ltd. (a)	4,289	777,602
Samsung SDS Co., Ltd. (a)	2,824	677,213
Samsung Securities Co., Ltd. (a)	4,928	184,019
Shinhan Financial Group Co., Ltd. (a)	38,301	1,633,893
Shinsegae, Inc. (a)	635	208,633
SillaJen, Inc. (a) (c)	5,434	553,090
SK Holdings Co., Ltd. (a)	2,387	673,230
SK Hynix, Inc. (a)	49,098	3,761,494
SK Innovation Co., Ltd. (a)	5,990	1,190,564
SK Networks Co., Ltd. (a)	410	2,237
SK Telecom Co., Ltd. (a)	1,684	365,153
S-Oil Corp. (a)	2,869	324,866
Woori Bank (a)	39,892	542,418
Yuhan Corp. (a)	685	142,779

		69,329,909

SPAIN — 2.1%
Abertis Infraestructuras SA (a)	63,135	1,414,666

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA (a)	23,183	$904,056
Aena SME SA (a) (e)	5,208	1,049,647
Amadeus IT Group SA (a)	38,596	2,854,833
Banco Bilbao Vizcaya Argentaria SA (a)	562,123	4,449,600
Banco de Sabadell SA (a)	500,553	1,023,347
Banco Santander SA (a)	1,367,136	8,944,061
Bankia SA (a) (b)	104,029	466,442
Bankinter SA (a) (b)	54,743	563,323
CaixaBank SA (a)	325,089	1,549,157
Enagas SA (a)	15,780	431,921
Endesa SA (a)	29,553	650,741
Ferrovial SA (a)	45,876	958,695
Gas Natural SDG SA (a)	33,822	806,872
Grifols SA (a)	28,519	808,144
Iberdrola SA (a)	504,265	3,706,251
Industria de Diseno Textil SA (a)	95,418	2,998,349
Mapfre SA (a)	65,454	217,658
Red Electrica Corp. SA (a)	41,004	846,009
Repsol SA (a)	111,736	1,985,211
Siemens Gamesa Renewable Energy SA (a) (b)	23,620	379,458
Telefonica SA (a)	393,941	3,900,811

		40,909,252

SWEDEN — 1.8%
Alfa Laval AB (a)	23,706	560,109
Assa Abloy AB Class B (a)	89,694	1,938,353
Atlas Copco AB Class A (a)	59,244	2,565,391
Atlas Copco AB Class B (a)	35,597	1,385,758
Boliden AB (a)	25,975	911,291
Electrolux AB Class B (a)	23,322	734,299
Essity AB Class B (a) (c)	54,801	1,514,176
Getinge AB Class B (a)	14,687	166,751
Hennes & Mauritz AB Class B (a) (b)	85,223	1,269,357
Hexagon AB Class B (a)	22,911	1,363,451
Husqvarna AB Class B (a)	45,065	434,359
ICA Gruppen AB (a) (b)	6,173	218,201
Industrivarden AB Class C (a)	10,068	234,106
Investor AB Class B (a)	40,769	1,805,696
Kinnevik AB Class B (a)	22,708	817,951
L E Lundbergforetagen AB Class B (a)	2,900	207,853
Lundin Petroleum AB (a) (c)	12,340	310,813
Nordea Bank AB (a)	265,953	2,837,192
Sandvik AB (a)	101,297	1,850,345
Securitas AB Class B (a)	25,819	438,296
Skandinaviska Enskilda Banken AB Class A (a)	137,067	1,435,768
Skanska AB Class B (a)	33,422	683,200
SKF AB Class B (a) (b)	36,322	741,909
Svenska Handelsbanken AB Class A (a) (b)	136,638	1,705,169
Swedbank AB Class A (a)	80,843	1,811,147
Swedish Match AB (a)	13,121	592,839
Tele2 AB Class B (a)	26,718	320,787

Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B (a) (b)	275,407	$1,748,544
Telia Co. AB (a)	237,276	1,114,643
Volvo AB Class B (a)	137,443	2,508,298

		34,226,052

SWITZERLAND — 5.6%
ABB, Ltd. (a)	159,845	3,794,474
Adecco Group AG (a)	12,605	896,354
Baloise Holding AG (a)	3,437	524,926
Barry Callebaut AG (a)	139	271,396
Chocoladefabriken Lindt & Spruengli AG (a) (d)	104	644,160
Chocoladefabriken Lindt & Spruengli AG (a) (d)	8	581,365
Cie Financiere Richemont SA (a)	44,006	3,947,854
Clariant AG (a) (c)	23,031	550,049
Coca-Cola HBC AG (a) (c)	14,958	553,466
Credit Suisse Group AG (a) (c)	204,706	3,432,297
Dufry AG (a) (c)	2,498	327,564
EMS-Chemie Holding AG (a)	674	425,668
Ferguson PLC (a)	22,826	1,716,495
Geberit AG (a)	3,362	1,484,267
Givaudan SA (a)	826	1,881,240
Glencore PLC (a) (c)	1,031,493	5,124,993
Julius Baer Group, Ltd. (a) (c)	17,297	1,062,704
Kuehne + Nagel International AG (a)	5,122	805,393
LafargeHolcim, Ltd. (a) (c) (d)	39,525	2,162,140
LafargeHolcim, Ltd. (a) (c) (d)	852	46,468
Lonza Group AG (a) (c)	6,681	1,573,008
Nestle SA (a)	265,206	20,927,252
Novartis AG (a)	189,736	15,320,373
Pargesa Holding SA (a)	2,959	262,110
Partners Group Holding AG (a)	1,357	1,008,090
Roche Holding AG (a)	59,277	13,575,247
Schindler Holding AG (a) (d)	3,865	832,548
Schindler Holding AG (a) (d)	1,281	267,925
SGS SA (a)	491	1,205,807
Sika AG (a)	195	1,527,054
Sonova Holding AG (a)	5,048	801,204
STMicroelectronics NV (a)	56,537	1,257,546
Straumann Holding AG (a)	827	520,918
Swatch Group AG (a) (d)	2,409	1,061,183
Swatch Group AG (a) (d)	3,666	306,926
Swiss Life Holding AG (a) (c)	2,549	906,863
Swiss Prime Site AG (a) (c)	4,981	481,231
Swiss Re AG (a)	27,744	2,827,006
Swisscom AG (a)	1,998	989,559
UBS Group AG (a) (c)	308,542	5,427,094
Vifor Pharma AG (a)	3,449	530,955
Zurich Insurance Group AG (a) (c)	12,758	4,201,352

		106,044,524

TAIWAN — 2.8%
Acer, Inc. (a) (c)	255,000	214,562

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Advanced Semiconductor Engineering, Inc. (a)	530,650	$774,198
Advantech Co., Ltd. (a)	33,199	240,081
Airtac International Group (a)	12,000	216,097
Asia Cement Corp. (a)	140,000	135,974
Asia Pacific Telecom Co., Ltd. (a) (c)	7,000	2,200
Asustek Computer, Inc. (a)	57,000	534,779
AU Optronics Corp. (a)	594,000	275,403
Catcher Technology Co., Ltd. (a)	53,000	666,205
Cathay Financial Holding Co., Ltd. (a)	746,000	1,337,699
Chailease Holding Co., Ltd. (a)	117,480	408,004
Chang Hwa Commercial Bank, Ltd. (a)	435,405	252,981
Cheng Shin Rubber Industry Co., Ltd. (a)	124,000	202,530
Chicony Electronics Co., Ltd. (a)	46,260	118,207
China Airlines, Ltd. (a) (c)	23,000	8,461
China Development Financial Holding Corp. (a)	888,000	316,053
China Life Insurance Co., Ltd. (a)	175,899	183,481
China Steel Corp. (a)	1,182,000	943,949
Chunghwa Telecom Co., Ltd. (a)	337,000	1,298,584
Compal Electronics, Inc. (a)	378,000	259,550
CTBC Financial Holding Co., Ltd. (a)	1,371,009	990,673
Delta Electronics, Inc. (a)	185,630	835,896
E.Sun Financial Holding Co., Ltd. (a)	750,834	507,440
Eclat Textile Co., Ltd. (a)	8,182	96,194
Eva Airways Corp. (a)	17,304	8,925
Evergreen Marine Corp. Taiwan, Ltd. (a) (c)	25,808	13,478
Far Eastern New Century Corp. (a)	292,620	265,455
Far EasTone Telecommunications Co., Ltd. (a)	102,000	270,047
Feng TAY Enterprise Co., Ltd. (a)	30,273	138,753
First Financial Holding Co., Ltd. (a)	749,096	522,468
Formosa Chemicals & Fibre Corp. (a)	231,000	872,206
Formosa Petrochemical Corp. (a)	111,000	455,904
Formosa Plastics Corp. (a)	367,000	1,307,096
Formosa Taffeta Co., Ltd. (a)	3,000	3,326
Foxconn Technology Co., Ltd. (a)	84,180	227,004
Fubon Financial Holding Co., Ltd. (a)	620,000	1,074,151
General Interface Solution Holding, Ltd. (a)	11,000	67,978
Giant Manufacturing Co., Ltd. (a)	23,000	121,976
Globalwafers Co., Ltd. (a)	14,000	225,629

Security Description	Shares	Value
Highwealth Construction Corp. (a)	72,900	$113,118
Hiwin Technologies Corp. (a)	18,431	266,191
Hon Hai Precision Industry Co., Ltd. (a)	1,349,650	4,209,517
Hotai Motor Co., Ltd. (a)	19,000	190,480
HTC Corp. (a) (c)	13,000	29,878
Hua Nan Financial Holdings Co., Ltd. (a)	489,546	295,172
Innolux Corp. (a)	561,000	247,954
Inventec Corp. (a)	197,000	157,530
Largan Precision Co., Ltd. (a)	9,000	1,047,704
Lite-On Technology Corp. (a)	145,419	204,551
Macronix International (a) (c)	166,000	284,402
MediaTek, Inc. (a)	137,000	1,576,355
Mega Financial Holding Co., Ltd. (a)	861,601	745,178
Micro-Star International Co., Ltd. (a)	33,000	112,062
Nan Ya Plastics Corp. (a)	372,000	1,053,352
Nanya Technology Corp. (a)	69,000	221,082
Nien Made Enterprise Co., Ltd. (a)	3,000	29,031
Novatek Microelectronics Corp. (a)	61,000	278,906
Pegatron Corp. (a)	165,000	415,290
Phison Electronics Corp. (a)	13,000	136,388
Pou Chen Corp. (a)	201,000	268,404
Powertech Technology, Inc. (a)	51,000	160,776
President Chain Store Corp. (a)	47,000	475,648
Quanta Computer, Inc. (a)	222,000	451,200
Realtek Semiconductor Corp. (a)	34,000	147,983
Ruentex Development Co., Ltd. (a) (c)	9,936	11,778
Ruentex Industries, Ltd. (a) (c)	5,000	9,761
Shin Kong Financial Holding Co., Ltd. (a)	736,551	282,286
Siliconware Precision Industries Co., Ltd. (a)	145,135	253,709
SinoPac Financial Holdings Co., Ltd. (a)	658,923	234,323
Standard Foods Corp. (a)	51,417	120,991
Synnex Technology International Corp. (a)	70,550	106,174
TaiMed Biologics, Inc. (a) (c)	4,000	33,448
Taishin Financial Holding Co., Ltd. (a)	589,170	290,984
Taiwan Business Bank (a)	66,042	19,776
Taiwan Cement Corp. (a)	383,000	483,157
Taiwan Cooperative Financial Holding Co., Ltd. (a)	507,876	300,258
Taiwan High Speed Rail Corp. (a)	152,000	116,798
Taiwan Mobile Co., Ltd. (a)	132,000	494,754
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	2,100,000	17,787,417
Teco Electric and Machinery Co., Ltd. (a)	90,000	74,912

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Uni-President Enterprises Corp. (a)	377,880	$892,379
United Microelectronics Corp. (a)	979,000	515,936
Vanguard International Semiconductor Corp. (a)	39,000	85,375
Win Semiconductors Corp. (a)	30,000	326,246
Winbond Electronics Corp. (a)	274,000	186,722
Wistron Corp. (a)	111,142	96,147
WPG Holdings, Ltd. (a)	66,000	85,932
Yageo Corp. (a)	20,000	362,858
Yuanta Financial Holding Co., Ltd. (a)	1,068,022	492,839
Zhen Ding Technology Holding, Ltd. (a)	3,000	7,249

		53,183,958

THAILAND — 0.6%
Advanced Info Service PCL (a)	84,900	559,303
Airports of Thailand PCL (a)	340,200	718,043
Bangkok Bank PCL NVDR (a)	30,800	195,676
Bangkok Dusit Medical Services PCL (a)	357,100	268,367
Bangkok Expressway & Metro PCL (a)	649,000	149,434
Banpu PCL (a)	243,400	154,120
Berli Jucker PCL (a)	55,900	101,003
BTS Group Holdings PCL (a)	619,900	164,540
Bumrungrad Hospital PCL (a)	16,400	108,564
Central Pattana PCL (a)	118,200	296,728
Charoen Pokphand Foods PCL (a)	285,300	230,375
CP ALL PCL (a)	384,300	1,072,279
Delta Electronics Thailand PCL (a)	55,900	118,432
Energy Absolute PCL (a)	112,813	157,837
Glow Energy PCL (a)	11,100	30,173
Home Product Center PCL (a)	417,200	185,452
Indorama Ventures PCL (a)	143,700	260,792
IRPC PCL (a)	971,500	225,244
Kasikornbank PCL (a)	112,400	767,720
Kasikornbank PCL NVDR (a)	58,700	399,462
Krung Thai Bank PCL (a)	265,400	161,260
Minor International PCL (a)	196,350	238,609
PTT Exploration & Production PCL (a)	132,600	485,536
PTT Global Chemical PCL (a)	184,800	559,955
PTT PCL (a)	96,800	1,696,399
Robinson PCL (a)	12,700	25,384
Siam Cement PCL (a)	55,265	873,577
Siam Commercial Bank PCL (a)	145,200	666,332
Thai Oil PCL (a)	66,100	191,832
Thai Union Group PCL Class F (a)	43,700	26,133
TMB Bank PCL (a)	1,483,700	119,569
True Corp. PCL (a)	1,001,312	222,549

		11,430,679

Security Description	Shares	Value
TURKEY — 0.2%
Akbank Turk A/S (a)	181,543	$439,634
Anadolu Efes Biracilik Ve Malt Sanayii A/S (a)	23,020	157,340
Arcelik A/S (a)	4,778	21,635
Aselsan Elektronik Sanayi Ve Ticaret A/S (a)	18,895	146,627
BIM Birlesik Magazalar A/S (a)	13,969	252,277
Coca-Cola Icecek A/S (a)	648	5,900
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a) (c)	30,919	19,811
Eregli Demir ve Celik Fabrikalari TAS (a)	83,264	219,238
Ford Otomotiv Sanayi A/S	1,307	20,241
Haci Omer Sabanci Holding A/S (a)	58,478	155,137
KOC Holding A/S (a)	51,437	211,960
Petkim Petrokimya Holding A/S (a)	11,722	24,054
TAV Havalimanlari Holding A/S (a)	1,388	8,328
Tofas Turk Otomobil Fabrikasi A/S (a)	2,262	15,184
Tupras Turkiye Petrol Rafinerileri A/S (a)	7,975	221,849
Turk Hava Yollari AO (a) (c)	53,950	265,717
Turk Telekomunikasyon A/S (a) (c)	4,204	7,150
Turkcell Iletisim Hizmetleri A/S (a)	92,714	353,834
Turkiye Garanti Bankasi A/S (a)	188,439	520,386
Turkiye Halk Bankasi A/S (a)	29,437	67,584
Turkiye Is Bankasi A/S Class C (a)	144,348	261,110
Turkiye Sise ve Cam Fabrikalari A/S (a)	6,787	8,894
Turkiye Vakiflar Bankasi TAO (a)	68,469	112,918
Ulker Biskuvi Sanayi A/S (a)	1,307	7,260
Yapi ve Kredi Bankasi A/S (a) (c)	7,385	8,326

		3,532,394

UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC (a)	226,966	408,682
Aldar Properties PJSC (a)	245,613	142,597
DAMAC Properties Dubai Co. PJSC	160,578	130,718
DP World, Ltd. (a)	10,129	228,093
Dubai Islamic Bank PJSC	85,420	123,490
Emaar Malls PJSC	24,972	14,617
Emaar Properties PJSC	347,458	548,668
Emirates Telecommunications Group Co. PJSC	139,059	668,225
First Abu Dhabi Bank PJSC	115,574	368,150

		2,633,240

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 10.4%
3i Group PLC (a)	76,121	$918,638
Admiral Group PLC (a)	20,501	530,539
Anglo American PLC (a) (b)	117,955	2,747,328
Ashtead Group PLC (a)	38,828	1,058,562
Associated British Foods PLC (a)	27,456	959,767
AstraZeneca PLC (a)	107,474	7,386,840
Auto Trader Group PLC (a) (e)	101,929	500,952
Aviva PLC (a)	356,588	2,488,304
Babcock International Group PLC (a)	17,191	161,342
BAE Systems PLC (a)	282,980	2,314,925
Barclays PLC (a)	1,436,899	4,198,170
Barratt Developments PLC (a)	96,507	718,036
Berkeley Group Holdings PLC (a)	10,402	552,886
BP PLC (a)	1,669,030	11,256,166
British American Tobacco PLC ADR	19,881	1,146,935
British American Tobacco PLC (a)	173,373	10,020,715
British Land Co. PLC REIT (a)	92,767	836,114
BT Group PLC (a)	742,640	2,370,027
Bunzl PLC (a)	31,917	938,428
Burberry Group PLC (a)	40,488	964,954
Capita PLC	38,049	76,887
Carnival PLC (a)	14,622	940,988
Centrica PLC	437,244	872,206
CNH Industrial NV (a)	78,950	975,112
Cobham PLC (a) (c)	152,270	262,356
Coca-Cola European Partners PLC	6,100	254,126
Coca-Cola European Partners PLC	14,800	615,584
Compass Group PLC (a)	138,848	2,834,726
ConvaTec Group PLC (a) (e)	117,552	327,916
Croda International PLC (a)	10,510	675,080
DCC PLC (a)	8,501	783,146
Diageo PLC (a)	213,805	7,229,786
Direct Line Insurance Group PLC (a)	111,078	594,683
easyJet PLC (a)	14,188	319,779
Experian PLC (a)	83,422	1,803,883
Fiat Chrysler Automobiles NV (a)	96,615	1,969,626
G4S PLC (a)	128,363	446,692
GKN PLC (a)	167,826	1,087,668
GlaxoSmithKline PLC (a)	417,390	8,104,989
GVC Holdings PLC (a)	50,400	651,151
Hammerson PLC REIT (a) (b)	65,172	491,212
Hargreaves Lansdown PLC (a)	21,307	489,003
HSBC Holdings PLC (a)	1,693,463	15,900,548
IMI PLC (a)	17,012	258,020
Imperial Brands PLC (a)	82,744	2,816,988
InterContinental Hotels Group PLC (a)	16,813	1,007,166

Security Description	Shares	Value
International Consolidated Airlines Group SA (a)	40,270	$348,482
Intertek Group PLC (a)	15,066	986,052
ITV PLC (a)	350,088	708,571
J Sainsbury PLC (a)	135,851	455,645
John Wood Group PLC (a)	68,018	516,770
Johnson Matthey PLC (a)	18,692	797,310
Kingfisher PLC (a)	205,613	843,365
Land Securities Group PLC REIT (a)	69,898	919,513
Legal & General Group PLC (a)	532,026	1,927,388
Lloyds Banking Group PLC (a)	6,067,070	5,517,973
London Stock Exchange Group PLC (a)	28,423	1,645,534
Marks & Spencer Group PLC (a)	112,301	426,509
Meggitt PLC (a)	64,415	390,720
Merlin Entertainments PLC (a) (e)	42,079	204,583
Micro Focus International PLC (a)	11,785	164,538
Micro Focus International PLC ADR	28,000	393,120
National Grid PLC (a)	298,642	3,361,177
Next PLC (a)	14,025	937,423
Old Mutual PLC (a)	450,111	1,514,359
Pearson PLC (a)	79,412	837,113
Persimmon PLC (a)	28,765	1,020,789
Prudential PLC (a)	217,999	5,446,726
Randgold Resources, Ltd. (a)	8,956	743,922
Reckitt Benckiser Group PLC (a)	57,755	4,874,277
RELX NV (a)	86,182	1,785,587
RELX PLC (a)	94,709	1,945,218
Rio Tinto PLC (a)	101,206	5,134,870
Rio Tinto, Ltd. (a)	37,660	2,130,745
Rolls-Royce Holdings PLC (a) (c)	149,016	1,821,627
Royal Bank of Scotland Group PLC (a) (c)	275,634	1,002,564
Royal Mail PLC (a)	74,250	563,461
RSA Insurance Group PLC (a)	98,017	867,666
Sage Group PLC (a)	100,648	904,236
Schroders PLC (a)	12,534	562,298
Segro PLC REIT (a)	79,933	674,493
Severn Trent PLC (a)	19,097	494,323
Shire PLC (a)	79,033	3,932,896
Sky PLC (a)	86,951	1,583,333
Smith & Nephew PLC (a)	79,791	1,492,436
Smiths Group PLC (a)	38,270	813,938
SSE PLC (a)	90,112	1,616,319
St James’s Place PLC (a)	50,631	771,803
Standard Chartered PLC (a)	288,813	2,894,175
Standard Life Aberdeen PLC (a)	243,870	1,230,801
Taylor Wimpey PLC (a)	311,601	807,148
Tesco PLC (a)	820,185	2,373,446
Travis Perkins PLC (a)	20,759	359,869
Unilever NV (a)	138,247	7,799,608
Unilever PLC (a)	103,576	5,743,768

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
United Utilities Group PLC (a)	66,393	$666,670
Vodafone Group PLC (a)	2,265,348	6,197,176
Weir Group PLC (a)	18,196	509,990
Whitbread PLC (a)	17,340	899,939
Wm Morrison Supermarkets PLC (a)	181,224	543,661
WPP PLC (a)	113,183	1,798,406

		198,763,278

TOTAL COMMON STOCKS (Cost $1,635,061,653)		1,841,939,447

RIGHTS — 0.0% (g)
SOUTH KOREA — 0.0% (g)
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (c) (Cost $0)	5,830	11,349

SHORT-TERM INVESTMENTS — 5.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (h) (i)	59,791,962	59,791,962
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	50,006,395	50,006,395

TOTAL SHORT-TERM INVESTMENTS (Cost $109,798,357)		109,798,357

TOTAL INVESTMENTS — 102.4% (Cost $1,744,860,010)		1,951,749,153

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(46,026,939)

NET ASSETS — 100.0%		$1,905,722,214

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,593,544,950 representing 83.6% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.
(g)	Amount is less than 0.05% of net assets.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	=	American Depositary Receipt
GDR	=	Global Depositary Receipt
NVDR	=	Non Voting Depositary Receipt
REIT	=	Real Estate Investment Trust
SDR	=	Swedish Depositary Receipt

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	630	06/15/2018	$36,998,218	$37,415,700	$417,482
Mini MSCI EAFE (long)	356	06/15/2018	36,020,338	35,610,680	$(409,658)

Total unrealized depreciation on open futures contracts purchased					$7,824

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$84,718,979	$—	$84,718,979
Austria	—	3,142,818	—	3,142,818

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Belgium	$—	$14,519,748	$—		$14,519,748
Brazil	34,106,488	—	—		34,106,488
Canada	113,460,534	—	—		113,460,534
Chile	3,421,011	2,433,255	—		5,854,266
China	37,001,066	100,633,119	0	(a)	137,634,185
Colombia	1,805,888	—	—		1,805,888
Czech Republic	279,250	308,720	—		587,970
Denmark	—	23,175,541	—		23,175,541
Egypt	730,687	—	—		730,687
Finland	—	13,465,980	—		13,465,980
France	3,832,306	130,118,518	—		133,950,824
Germany	—	123,076,190	—		123,076,190
Greece	2,377	1,318,322	—		1,320,699
Hong Kong	851,534	47,540,693	0	(a)	48,392,227
Hungary	—	1,372,004	—		1,372,004
India	1,231,438	35,994,893	—		37,226,331
Indonesia	—	8,751,340	—		8,751,340
Ireland	3,455,464	3,895,383	—		7,350,847
Israel	1,803,336	3,533,305	—		5,336,641
Italy	—	27,616,036	—		27,616,036
Japan	—	314,032,671	—		314,032,671
Luxembourg	—	3,978,096	—		3,978,096
Macau	—	646,750	—		646,750
Malaysia	336,187	9,812,453	—		10,148,640
Mexico	13,400,702	232,450	—		13,633,152
Netherlands	3,282,318	55,010,685	—		58,293,003
New Zealand	—	2,274,007	—		2,274,007
Norway	—	9,366,748	—		9,366,748
Pakistan	95,584	—	—		95,584
Peru	1,995,909	—	—		1,995,909
Philippines	211,398	3,921,659	—		4,133,057
Poland	—	5,144,376	—		5,144,376
Portugal	—	1,942,368	—		1,942,368
Qatar	469,880	1,514,178	—		1,984,058
Romania	—	266,585	—		266,585
Russia	15,159,113	1,520,217	—		16,679,330
Singapore	—	16,457,561	—		16,457,561
South Africa	5,534,412	27,683,631	—		33,218,043
South Korea	694,648	68,635,261	—		69,329,909
Spain	—	40,909,252	—		40,909,252
Sweden	—	34,226,052	—		34,226,052
Switzerland	—	106,044,524	—		106,044,524
Taiwan	—	53,183,958	—		53,183,958
Thailand	—	11,430,679	—		11,430,679
Turkey	20,241	3,512,153	—		3,532,394
United Arab Emirates	1,853,868	779,372	—		2,633,240

See accompanying notes to schedules of investments.

State Street Global Equity ex-U.S. Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United Kingdom	$3,358,858	$195,404,420	$—	$198,763,278
Rights
South Korea	11,349	—	—	11,349
Short-Term Investments	109,798,357	—	—	109,798,357

TOTAL INVESTMENTS	$381,224,189	$1,593,544,949	$—	$1,951,749,153

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	417,482	—	—	417,482

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$381,641,671	$1,593,544,949	$—	$1,952,166,635

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(409,658)	—	—	(409,658)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(409,658)	$—	$—	$(409,658)

(a)	Fund held Level 3 securities that were valued at $0 at March 31, 2018.
(b)	Futures contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	20,078,160	$20,078,160	$291,874,665	$252,160,863	$—	$—	59,791,962	$59,791,962	$167,474	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,302,133	10,302,133	117,331,207	77,626,945	—	—	50,006,395	50,006,395	96,046	—

Total		$30,380,293	$409,205,872	$329,787,808	$—	$—		$109,798,357	$263,520	$—

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The schedule of investments for the State Street Small/Mid Cap Equity Index Portfolio follows.

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.5%
AAR Corp.	3,960	$174,676
Aerojet Rocketdyne Holdings, Inc. (a)	8,300	232,151
Aerovironment, Inc. (a)	2,500	113,775
Astronics Corp. (a)	2,519	93,959
Axon Enterprise, Inc. (a)	6,192	243,407
BWX Technologies, Inc.	11,290	717,254
Cubic Corp.	3,000	190,800
Curtiss-Wright Corp.	5,340	721,274
Ducommun, Inc. (a)	1,200	36,456
Engility Holdings, Inc. (a)	2,100	51,240
Esterline Technologies Corp. (a)	3,100	226,765
HEICO Corp.	3,726	323,454
HEICO Corp. Class A	7,363	522,405
Hexcel Corp.	10,811	698,282
KeyW Holding Corp. (a) (b)	5,600	44,016
KLX, Inc. (a)	6,243	443,628
Kratos Defense & Security Solutions, Inc. (a)	10,000	102,900
Mercury Systems, Inc. (a)	5,600	270,592
Moog, Inc. Class A (a)	3,854	317,608
National Presto Industries, Inc. (b)	595	55,781
Orbital ATK, Inc.	6,948	921,374
Sparton Corp. (a)	1,100	19,151
Spirit AeroSystems Holdings, Inc. Class A	14,023	1,173,725
Teledyne Technologies, Inc. (a)	4,223	790,419
Triumph Group, Inc.	5,845	147,294
Vectrus, Inc. (a)	1,300	48,412
Wesco Aircraft Holdings, Inc. (a)	7,800	79,950

		8,760,748

AIR FREIGHT & LOGISTICS — 0.4%
Air Transport Services Group, Inc. (a)	6,900	160,908
Atlas Air Worldwide Holdings, Inc. (a)	2,782	168,172
Echo Global Logistics, Inc. (a)	3,100	85,560
Forward Air Corp.	3,700	195,582
Hub Group, Inc. Class A (a)	3,817	159,741
Radiant Logistics, Inc. (a)	3,600	13,932
XPO Logistics, Inc. (a)	14,300	1,455,883

		2,239,778

AIRLINES — 0.4%
Allegiant Travel Co.	1,476	254,684
Copa Holdings SA Class A	3,809	489,952
Hawaiian Holdings, Inc.	6,245	241,681
JetBlue Airways Corp. (a)	38,636	785,084
SkyWest, Inc.	6,200	337,280

Security Description	Shares	Value

Spirit Airlines, Inc. (a)	8,490	$320,752

		2,429,433

AUTO COMPONENTS — 1.2%
Adient PLC	11,400	681,264
American Axle & Manufacturing Holdings, Inc. (a)	11,850	180,357
Cooper Tire & Rubber Co.	6,200	181,660
Cooper-Standard Holdings, Inc. (a)	2,090	256,673
Dana, Inc.	17,347	446,859
Delphi Technologies PLC	10,900	519,385
Dorman Products, Inc. (a)	3,199	211,806
Fox Factory Holding Corp. (a)	4,100	143,090
Gentex Corp.	34,166	786,501
Gentherm, Inc. (a)	4,454	151,213
Horizon Global Corp. (a)	2,874	23,682
LCI Industries	2,898	301,827
Lear Corp.	8,187	1,523,519
Modine Manufacturing Co. (a)	5,783	122,310
Motorcar Parts of America, Inc. (a)	2,200	47,146
Shiloh Industries, Inc. (a)	1,700	14,790
Standard Motor Products, Inc.	2,508	119,306
Stoneridge, Inc. (a)	3,182	87,823
Superior Industries International, Inc.	2,688	35,750
Tenneco, Inc.	6,268	343,925
Tower International, Inc.	2,261	62,743
Visteon Corp. (a)	3,737	411,967
VOXX International Corp. (a)	4,400	21,780

		6,675,376

AUTOMOBILES — 0.9%
Tesla, Inc. (a)	16,137	4,294,540
Thor Industries, Inc.	6,008	691,941
Winnebago Industries, Inc.	3,700	139,120

		5,125,601

BANKS — 7.1%
1st Source Corp.	1,900	96,178
Access National Corp.	1,699	48,472
ACNB Corp.	700	20,475
Allegiance Bancshares, Inc. (a)	1,300	50,895
American National Bankshares, Inc.	900	33,840
Ameris Bancorp	4,444	235,088
Ames National Corp.	900	24,750
Arrow Financial Corp.	1,338	45,425
Associated Banc-Corp	20,430	507,685
Atlantic Capital Bancshares, Inc. (a)	2,400	43,440
Banc of California, Inc.	5,100	98,430
BancFirst Corp.	1,952	103,651
Banco Latinoamericano de Comercio Exterior SA Class E	3,500	99,750
Bancorp, Inc. (a)	5,700	61,560
BancorpSouth Bank	10,155	322,929
Bank of Commerce Holdings	1,500	17,475
Bank of Hawaii Corp.	5,134	426,635
Bank of Marin Bancorp	772	53,229
Bank of NT Butterfield & Son, Ltd.	. 6,400	287,232
Bank of the Ozarks, Inc.	14,554	702,522
BankUnited, Inc.	12,727	508,825

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Bankwell Financial Group, Inc.	700	$22,596
Banner Corp.	4,100	227,509
Bar Harbor Bankshares	1,780	49,342
BCB Bancorp, Inc.	1,500	23,475
Berkshire Hills Bancorp, Inc.	4,800	182,160
Blue Hills Bancorp, Inc.	2,826	58,922
BOK Financial Corp.	3,109	307,760
Boston Private Financial Holdings, Inc.	10,000	150,500
Bridge Bancorp, Inc.	2,200	73,810
Brookline Bancorp, Inc.	8,800	142,560
Bryn Mawr Bank Corp.	2,200	96,690
Byline Bancorp, Inc. (a)	2,500	57,325
C&F Financial Corp.	400	21,040
Cadence BanCorp	3,900	106,197
Camden National Corp.	1,782	79,299
Capital City Bank Group, Inc.	1,300	32,175
Capstar Financial Holdings, Inc. (a) (b)	1,000	18,830
Carolina Financial Corp.	2,200	86,416
Cathay General Bancorp	9,154	365,977
CBTX, Inc.	400	11,776
CenterState Bank Corp.	7,234	191,918
Central Pacific Financial Corp.	3,479	99,012
Central Valley Community Bancorp	1,000	19,560
Century Bancorp, Inc. Class A	336	26,678
Chemical Financial Corp.	8,445	461,773
Chemung Financial Corp.	300	13,941
CIT Group, Inc.	15,786	812,979
Citizens & Northern Corp.	1,400	32,326
City Holding Co.	1,849	126,767
Civista Bancshares, Inc.	1,700	38,862
CNB Financial Corp.	1,700	49,453
CoBiz Financial, Inc.	4,400	86,240
Codorus Valley Bancorp, Inc.	951	26,742
Columbia Banking System, Inc.	8,758	367,398
Commerce Bancshares, Inc.	11,358	680,458
Community Bank System, Inc.	5,839	312,737
Community Bankers Trust Corp. (a)	2,500	22,500
Community Financial Corp.	400	14,888
Community Trust Bancorp, Inc.	1,813	81,948
ConnectOne Bancorp, Inc.	3,523	101,462
County Bancorp, Inc.	500	14,605
Cullen/Frost Bankers, Inc.	6,818	723,185
Customers Bancorp, Inc. (a)	3,500	102,025
CVB Financial Corp.	12,400	280,736
DNB Financial Corp.	300	10,695
Eagle Bancorp, Inc. (a)	3,800	227,430
East West Bancorp, Inc.	17,371	1,086,382
Enterprise Bancorp, Inc.	1,078	38,043
Enterprise Financial Services Corp.	2,600	121,940
Equity Bancshares, Inc. Class A (a)	1,300	50,908
Evans Bancorp, Inc.	500	22,625
Farmers & Merchants Bancorp, Inc. (b)	1,000	40,370
Farmers Capital Bank Corp.	849	33,918
Farmers National Banc Corp.	3,000	41,550
FB Financial Corp. (a)	1,500	60,885

Security Description	Shares	Value

FCB Financial Holdings, Inc. Class A (a)	4,382	$223,920
Fidelity Southern Corp.	2,800	64,596
Financial Institutions, Inc.	1,700	50,320
First BanCorp (a)	22,400	134,848
First Bancorp, Inc.	1,100	30,778
First Bancorp/Southern Pines	3,413	121,673
First Bancshares, Inc.	1,200	38,700
First Busey Corp.	5,149	153,028
First Business Financial Services, Inc.	1,000	25,160
First Citizens BancShares, Inc. Class A	909	375,635
First Commonwealth Financial Corp.	11,600	163,908
First Community Bancshares, Inc.	1,900	56,715
First Connecticut Bancorp, Inc.	1,600	40,960
First Financial Bancorp	7,400	217,190
First Financial Bankshares, Inc. (b)	7,551	349,611
First Financial Corp.	1,200	49,920
First Financial Northwest, Inc.	1,000	16,750
First Foundation, Inc. (a)	3,500	64,890
First Guaranty Bancshares, Inc.	430	11,176
First Hawaiian, Inc.	6,400	178,112
First Horizon National Corp.	35,019	659,408
First Internet Bancorp	1,200	44,400
First Interstate BancSystem, Inc. Class A	3,082	121,893
First Merchants Corp.	4,878	203,413
First Mid-Illinois Bancshares, Inc.	1,200	43,740
First Midwest Bancorp, Inc.	12,434	305,752
First Northwest Bancorp (a)	1,200	20,268
First of Long Island Corp.	2,750	75,488
First Republic Bank	19,434	1,799,783
Flushing Financial Corp.	3,200	86,272
FNB Bancorp	600	22,074
FNB Corp.	38,933	523,649
Franklin Financial Network, Inc. (a)	1,355	44,173
Fulton Financial Corp.	21,000	372,750
German American Bancorp, Inc.	2,464	82,174
Glacier Bancorp, Inc.	9,500	364,610
Great Southern Bancorp, Inc.	1,268	63,337
Great Western Bancorp, Inc.	7,215	290,548
Green Bancorp, Inc. (a)	2,900	64,525
Guaranty Bancorp	2,800	79,380
Guaranty Bancshares, Inc.	1,300	43,303
Hancock Holding Co.	10,186	526,616
Hanmi Financial Corp.	3,800	116,850
HarborOne Bancorp, Inc. (a)	1,500	26,490
Heartland Financial USA, Inc.	2,900	153,845
Heritage Commerce Corp.	4,500	74,160
Heritage Financial Corp.	3,400	104,040
Hilltop Holdings, Inc.	8,800	206,448
Home BancShares, Inc.	19,114	435,990
HomeTrust Bancshares, Inc. (a)	1,900	49,495
Hope Bancorp, Inc.	15,821	287,784
Horizon Bancorp	2,800	84,028
Howard Bancorp, Inc. (a)	1,000	19,800
IBERIABANK Corp.	6,092	475,176

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Independent Bank Corp. (c)	3,233	$231,321
Independent Bank Corp. (c)	2,400	54,960
Independent Bank Group, Inc.	2,551	180,356
International Bancshares Corp.	6,690	260,241
Investar Holding Corp.	1,000	25,850
Investors Bancorp, Inc.	31,414	428,487
KKR Real Estate Finance Trust, Inc. (b)	1,900	38,114
Lakeland Bancorp, Inc.	5,400	107,190
Lakeland Financial Corp.	2,828	130,738
LCNB Corp.	900	17,100
LegacyTexas Financial Group, Inc.	5,648	241,847
Live Oak Bancshares, Inc.	2,700	75,060
Macatawa Bank Corp.	3,000	30,810
MainSource Financial Group, Inc.	2,870	116,665
MB Financial, Inc.	9,800	396,704
MBT Financial Corp.	2,100	22,575
Mercantile Bank Corp.	1,800	59,850
Metropolitan Bank Holding Corp. (a)	700	29,477
Middlefield Banc Corp.	300	14,730
Midland States Bancorp, Inc.	1,800	56,808
MidSouth Bancorp, Inc.	1,700	21,505
MidWestOne Financial Group, Inc.	1,351	44,975
MutualFirst Financial, Inc.	700	25,375
National Bank Holdings Corp. Class A	2,900	96,425
National Bankshares, Inc.	737	33,202
National Commerce Corp. (a)	1,363	59,359
NBT Bancorp, Inc.	5,100	180,948
Nicolet Bankshares, Inc. (a)	1,000	55,070
Northeast Bancorp	900	18,450
Northrim BanCorp, Inc.	800	27,640
Norwood Financial Corp.	650	19,559
OFG Bancorp	5,000	52,250
Ohio Valley Banc Corp.	400	16,740
Old Line Bancshares, Inc.	1,000	33,000
Old National Bancorp	16,061	271,431
Old Point Financial Corp.	400	10,552
Old Second Bancorp, Inc.	3,400	47,260
Opus Bank	2,300	64,400
Orrstown Financial Services, Inc.	900	21,735
Pacific Mercantile Bancorp (a)	1,800	17,190
Pacific Premier Bancorp, Inc. (a)	4,651	186,970
PacWest Bancorp	15,315	758,552
Park National Corp.	1,599	165,912
Parke Bancorp, Inc.	1,200	24,960
Peapack Gladstone Financial Corp.	2,000	66,780
Penns Woods Bancorp, Inc.	547	23,144
Peoples Bancorp of North Carolina, Inc.	430	13,210
Peoples Bancorp, Inc.	1,900	67,355
Peoples Financial Services Corp.	739	33,735
People’s Utah Bancorp	1,600	51,680
Pinnacle Financial Partners, Inc.	8,639	554,624
Popular, Inc.	12,210	508,180
Preferred Bank	1,600	102,720
Premier Financial Bancorp, Inc.	1,130	21,029
Prosperity Bancshares, Inc.	8,022	582,638

Security Description	Shares	Value

QCR Holdings, Inc.	1,400	$62,790
RBB Bancorp	1,000	26,370
Reliant Bancorp, Inc.	800	18,232
Renasant Corp.	5,461	232,420
Republic Bancorp, Inc. Class A	1,100	42,130
Republic First Bancorp, Inc. (a)	5,700	49,590
S&T Bancorp, Inc.	4,153	165,871
Sandy Spring Bancorp, Inc.	3,797	147,172
Seacoast Banking Corp. of Florida (a)	5,000	132,350
ServisFirst Bancshares, Inc.	5,500	224,510
Shore Bancshares, Inc.	1,500	28,290
Sierra Bancorp	1,600	42,624
Signature Bank (a)	6,537	927,927
Simmons First National Corp. Class A	9,886	281,257
SmartFinancial, Inc. (a)	700	16,492
South State Corp.	4,345	370,628
Southern First Bancshares, Inc. (a)	800	35,600
Southern National Bancorp of Virginia, Inc.	2,300	36,432
Southside Bancshares, Inc.	3,204	111,307
State Bank Financial Corp.	4,500	135,045
Sterling Bancorp	25,616	577,641
Stock Yards Bancorp, Inc.	2,500	87,750
Summit Financial Group, Inc.	1,300	32,513
Synovus Financial Corp.	14,271	712,694
TCF Financial Corp.	19,400	442,514
Texas Capital Bancshares, Inc. (a)	6,048	543,715
Tompkins Financial Corp.	1,793	135,838
Towne Bank	7,690	219,934
TriCo Bancshares	2,376	88,435
TriState Capital Holdings, Inc. (a)	2,600	60,450
Triumph Bancorp, Inc. (a)	2,000	82,400
Trustmark Corp.	8,077	251,679
Two River Bancorp	800	14,440
UMB Financial Corp.	5,489	397,349
Umpqua Holdings Corp.	26,687	571,369
Union Bankshares Corp.	6,620	243,020
Union Bankshares, Inc./Morrisville	400	20,320
United Bankshares, Inc.	12,200	430,050
United Community Banks, Inc.	8,761	277,286
United Security Bancshares	1,500	16,125
Unity Bancorp, Inc.	900	19,800
Univest Corp. of Pennsylvania	3,444	95,399
Valley National Bancorp	31,400	391,244
Veritex Holdings, Inc. (a)	1,900	52,573
Washington Trust Bancorp, Inc.	1,813	97,449
Webster Financial Corp.	11,157	618,098
WesBanco, Inc.	5,242	221,737
West Bancorp, Inc.	1,900	48,640
Westamerica Bancorporation	2,985	173,369
Western Alliance Bancorp (a)	11,765	683,664
Wintrust Financial Corp.	6,628	570,339

		40,627,645

BEVERAGES — 0.1%
Boston Beer Co., Inc. Class A (a)	1,032	195,100
Castle Brands, Inc. (a) (b)	7,500	9,300

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Coca-Cola Bottling Co. Consolidated	584	$100,839
Craft Brew Alliance, Inc. (a)	1,500	27,900
MGP Ingredients, Inc. (b)	1,500	134,385
National Beverage Corp.	1,400	124,628
Primo Water Corp. (a)	2,800	32,788

		624,940

BIOTECHNOLOGY — 4.4%
Abeona Therapeutics, Inc. (a) (b)	3,300	47,355
ACADIA Pharmaceuticals, Inc. (a) (b)	12,009	269,842
Acceleron Pharma, Inc. (a)	4,400	172,040
Achaogen, Inc. (a) (b)	4,000	51,800
Achillion Pharmaceuticals, Inc. (a)	16,200	60,102
Acorda Therapeutics, Inc. (a)	5,100	120,615
Adamas Pharmaceuticals, Inc. (a) (b)	2,100	50,190
Aduro Biotech, Inc. (a)	5,254	48,862
Advaxis, Inc. (a) (b)	4,300	7,267
Agenus, Inc. (a)	8,700	40,977
Agios Pharmaceuticals, Inc. (a)	5,968	488,063
Aileron Therapeutics, Inc. (a)	400	3,252
Aimmune Therapeutics, Inc. (a)	4,300	136,869
Akebia Therapeutics, Inc. (a)	5,200	49,556
Alder Biopharmaceuticals, Inc. (a)	7,352	93,370
Alkermes PLC (a)	18,462	1,070,058
Allena Pharmaceuticals, Inc. (a)	500	5,510
Alnylam Pharmaceuticals, Inc. (a)	10,569	1,258,768
AMAG Pharmaceuticals, Inc. (a)	4,100	82,615
Amicus Therapeutics, Inc. (a)	22,341	336,009
AnaptysBio, Inc. (a)	2,100	218,568
Anavex Life Sciences Corp. (a)	4,400	12,144
Apellis Pharmaceuticals, Inc. (a)	1,300	28,743
Ardelyx, Inc. (a)	3,900	19,695
Arena Pharmaceuticals, Inc. (a)	5,730	226,335
ARMO BioSciences, Inc. (a)	800	29,928
Array BioPharma, Inc. (a)	24,183	394,667
Arsanis, Inc. (a)	391	8,950
Asterias Biotherapeutics, Inc. (a)	9,000	13,050
Atara Biotherapeutics, Inc. (a)	4,200	163,800
Athenex, Inc. (a) (b)	1,500	25,515
Athersys, Inc. (a) (b)	11,900	21,777
Audentes Therapeutics, Inc. (a) (b)	2,400	72,120
Avexis, Inc. (a)	3,400	420,172
Axovant Sciences, Ltd. (a) (b)	3,137	4,172
Bellicum Pharmaceuticals, Inc. (a) (b)	3,182	20,874
BioCryst Pharmaceuticals, Inc. (a)	11,400	54,378
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,800	97,888
BioMarin Pharmaceutical, Inc. (a)	21,111	1,711,469
BioSpecifics Technologies Corp. (a)	626	27,757
BioTime, Inc. (a) (b)	10,100	27,169
Bluebird Bio, Inc. (a)	5,919	1,010,669
Blueprint Medicines Corp. (a)	5,142	471,521
Calithera Biosciences, Inc. (a)	3,600	22,680
Calyxt, Inc. (a) (b)	800	10,496
Cara Therapeutics, Inc. (a) (b)	2,900	35,902
Catalyst Pharmaceuticals, Inc. (a)	10,500	25,095
Celcuity, Inc. (a)	1,000	16,480

Security Description	Shares	Value

Celldex Therapeutics, Inc. (a)	15,300	$35,649
ChemoCentryx, Inc. (a)	3,500	47,600
Chimerix, Inc. (a)	5,397	28,064
Clovis Oncology, Inc. (a)	5,380	284,064
Coherus Biosciences, Inc. (a)	4,800	53,040
Conatus Pharmaceuticals, Inc. (a)	3,100	18,197
Concert Pharmaceuticals, Inc. (a)	2,100	48,090
Corbus Pharmaceuticals Holdings, Inc. (a)	5,700	34,770
Corvus Pharmaceuticals, Inc. (a)	600	6,918
Cue Biopharma, Inc. (a)	1,800	25,290
Curis, Inc. (a)	15,400	10,061
Cytokinetics, Inc. (a)	4,500	32,400
CytomX Therapeutics, Inc. (a)	3,376	96,047
Deciphera Pharmaceuticals, Inc. (a)	1,000	20,040
Denali Therapeutics, Inc. (a)	1,900	37,411
Dynavax Technologies Corp. (a) (b)	7,138	141,689
Eagle Pharmaceuticals, Inc. (a) (b)	905	47,684
Edge Therapeutics, Inc. (a)	2,300	2,714
Editas Medicine, Inc. (a)	4,400	145,860
Emergent BioSolutions, Inc. (a)	4,000	210,600
Enanta Pharmaceuticals, Inc. (a)	1,900	153,729
Epizyme, Inc. (a)	5,738	101,850
Esperion Therapeutics, Inc. (a)	2,100	151,893
Exact Sciences Corp. (a)	14,222	573,573
Exelixis, Inc. (a)	35,385	783,778
Fate Therapeutics, Inc. (a)	5,800	56,608
FibroGen, Inc. (a)	8,300	383,460
Five Prime Therapeutics, Inc. (a)	3,947	67,809
Flexion Therapeutics, Inc. (a) (b)	3,800	85,158
Fortress Biotech, Inc. (a)	3,800	17,290
Foundation Medicine, Inc. (a)	1,700	133,875
G1 Therapeutics, Inc. (a)	1,900	70,395
Genocea Biosciences, Inc. (a) (b)	9,900	10,395
Genomic Health, Inc. (a)	2,300	71,967
Geron Corp. (a) (b)	17,883	76,003
Global Blood Therapeutics, Inc. (a)	4,838	233,675
Halozyme Therapeutics, Inc. (a)	14,252	279,197
Heron Therapeutics, Inc. (a)	7,026	193,918
Idera Pharmaceuticals, Inc. (a)	16,400	30,176
Immune Design Corp. (a)	4,300	14,190
ImmunoGen, Inc. (a)	12,000	126,240
Immunomedics, Inc. (a) (b)	12,272	179,294
Inovio Pharmaceuticals, Inc. (a) (b)	9,511	44,797
Insmed, Inc. (a)	9,133	205,675
Insys Therapeutics, Inc. (a) (b)	2,753	16,628
Intellia Therapeutics, Inc. (a) (b)	1,900	40,071
Intercept Pharmaceuticals, Inc. (a) (b)	2,117	130,238
Intrexon Corp. (a) (b)	7,741	118,670
Invitae Corp. (a) (b)	5,000	23,450
Ionis Pharmaceuticals, Inc. (a)	14,873	655,602
Iovance Biotherapeutics, Inc. (a)	9,500	160,550
Ironwood Pharmaceuticals, Inc. (a)	16,100	248,423
Jounce Therapeutics, Inc. (a)	1,700	37,995
Karyopharm Therapeutics, Inc. (a)	4,300	57,706
Keryx Biopharmaceuticals, Inc. (a) (b)	10,403	42,548

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Kindred Biosciences, Inc. (a)	2,900	$25,085
Kura Oncology, Inc. (a)	2,600	48,750
La Jolla Pharmaceutical Co. (a) (b)	2,000	59,560
Lexicon Pharmaceuticals, Inc. (a) (b)	5,021	43,030
Ligand Pharmaceuticals, Inc. (a)	2,479	409,432
Loxo Oncology, Inc. (a)	2,777	320,383
MacroGenics, Inc. (a)	3,947	99,307
Madrigal Pharmaceuticals, Inc. (a)	600	70,074
Matinas BioPharma Holdings, Inc. (a)	7,600	5,812
MediciNova, Inc. (a) (b)	4,700	48,034
Merrimack Pharmaceuticals, Inc.	1,540	12,397
Mersana Therapeutics, Inc. (a) (b)	1,300	20,501
MiMedx Group, Inc. (a) (b)	12,093	84,288
Minerva Neurosciences, Inc. (a)	3,080	19,250
Miragen Therapeutics, Inc. (a)	1,500	10,515
Momenta Pharmaceuticals, Inc. (a)	9,087	164,929
Myriad Genetics, Inc. (a)	7,851	231,997
NantKwest, Inc. (a)	3,400	13,226
Natera, Inc. (a)	3,700	34,299
Neurocrine Biosciences, Inc. (a)	10,671	884,946
NewLink Genetics Corp. (a)	4,758	34,496
Novavax, Inc. (a) (b)	36,400	76,440
Novelion Therapeutics, Inc. (a)	1,100	3,850
Nymox Pharmaceutical Corp. (a) (b)	3,700	15,651
OPKO Health, Inc. (a) (b)	38,880	123,250
Organovo Holdings, Inc. (a) (b)	11,700	12,051
Otonomy, Inc. (a)	3,300	13,860
Ovid therapeutics, Inc. (a)	1,500	10,605
PDL BioPharma, Inc. (a)	17,755	52,200
Pieris Pharmaceuticals, Inc. (a)	4,200	28,644
Portola Pharmaceuticals, Inc. (a)	6,841	223,427
Progenics Pharmaceuticals, Inc. (a)	10,300	76,838
Protagonist Therapeutics, Inc. (a)	1,300	11,167
Prothena Corp. PLC (a)	4,700	172,537
PTC Therapeutics, Inc. (a)	4,700	127,182
Puma Biotechnology, Inc. (a)	3,507	238,651
Ra Pharmaceuticals, Inc. (a)	1,400	7,434
Radius Health, Inc. (a) (b)	4,615	165,863
Recro Pharma, Inc. (a)	1,600	17,616
REGENXBIO, Inc. (a)	3,200	95,520
Repligen Corp. (a)	4,400	159,192
Retrophin, Inc. (a)	4,700	105,092
Rhythm Pharmaceuticals, Inc. (a) (b)	1,000	19,900
Rigel Pharmaceuticals, Inc. (a)	17,200	60,888
Sage Therapeutics, Inc. (a)	5,049	813,242
Sangamo Therapeutics, Inc. (a)	10,000	190,000
Sarepta Therapeutics, Inc. (a)	7,383	547,006
Seattle Genetics, Inc. (a)	12,720	665,765
Selecta Biosciences, Inc. (a)	1,600	16,304
Seres Therapeutics, Inc. (a) (b)	2,346	17,220
Solid Biosciences, Inc. (a)	1,100	8,250
Spark Therapeutics, Inc. (a) (b)	3,342	222,544
Spectrum Pharmaceuticals, Inc. (a)	10,462	168,334
Spero Therapeutics, Inc. (a) (b)	600	8,550
Stemline Therapeutics, Inc. (a)	3,200	48,960
Strongbridge Biopharma PLC (a) (b)	3,400	30,090
Syndax Pharmaceuticals, Inc. (a)	1,400	19,922

Security Description	Shares	Value

Synergy Pharmaceuticals, Inc. (a)	29,018	$53,103
Syros Pharmaceuticals, Inc. (a)	1,500	19,470
TESARO, Inc. (a)	4,552	260,101
TG Therapeutics, Inc. (a) (b)	6,000	85,200
Tocagen, Inc. (a)	2,100	24,885
Trevena, Inc. (a)	6,500	10,660
Ultragenyx Pharmaceutical, Inc. (a)	5,565	283,759
United Therapeutics Corp. (a)	5,229	587,530
Vanda Pharmaceuticals, Inc. (a)	5,100	85,935
VBI Vaccines, Inc. (a)	4,400	15,400
Veracyte, Inc. (a)	2,300	12,788
Versartis, Inc. (a)	2,400	3,960
Voyager Therapeutics, Inc. (a) (b)	2,000	37,580
vTv Therapeutics, Inc. Class A (a) (b)	500	2,035
XBiotech, Inc. (a)	1,600	8,560
Xencor, Inc. (a)	4,485	134,460
ZIOPHARM Oncology, Inc. (a) (b)	15,300	59,976

		25,387,906

BUILDING PRODUCTS — 1.1%
AAON, Inc.	5,000	195,000
Advanced Drainage Systems, Inc.	4,300	111,370
American Woodmark Corp. (a)	1,659	163,329
Apogee Enterprises, Inc.	3,309	143,445
Armstrong Flooring, Inc. (a)	2,577	34,970
Armstrong World Industries, Inc. (a)	5,455	307,116
Builders FirstSource, Inc. (a)	13,200	261,888
Caesarstone, Ltd.	2,627	51,621
Continental Building Products, Inc. (a)	4,600	131,330
CSW Industrials, Inc. (a)	1,737	78,252
Gibraltar Industries, Inc. (a)	3,700	125,245
Griffon Corp.	3,400	62,050
Insteel Industries, Inc.	2,100	58,023
JELD-WEN Holding, Inc. (a)	8,100	248,022
Lennox International, Inc.	4,638	947,868
Masonite International Corp. (a)	3,393	208,160
NCI Building Systems, Inc. (a)	5,128	90,766
Owens Corning	13,416	1,078,646
Patrick Industries, Inc. (a)	2,900	179,365
PGT Innovations, Inc. (a)	5,600	104,440
Ply Gem Holdings, Inc. (a)	2,600	56,160
Quanex Building Products Corp.	3,968	69,043
Simpson Manufacturing Co., Inc.	4,900	282,191
Trex Co., Inc. (a)	3,599	391,463
Universal Forest Products, Inc.	7,209	233,932
USG Corp. (a)	10,409	420,732

		6,034,427

CAPITAL MARKETS — 2.5%
Arlington Asset Investment Corp. Class A (b)	3,200	35,328
Artisan Partners Asset Management, Inc. Class A	5,455	181,651
Associated Capital Group, Inc. Class A	500	18,725
B. Riley Financial, Inc.	2,434	47,463
BGC Partners, Inc. Class A	28,500	383,325
BrightSphere Investment Group PLC	8,800	138,688

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Cohen & Steers, Inc.	2,509	$102,016
Cowen, Inc. (a) (b)	3,050	40,260
Diamond Hill Investment Group, Inc.	403	83,244
Donnelley Financial Solutions, Inc. (a)	3,912	67,169
Eaton Vance Corp.	13,756	765,797
Evercore, Inc. Class A	4,643	404,870
FactSet Research Systems, Inc.	4,666	930,494
Federated Investors, Inc. Class B	11,400	380,760
Financial Engines, Inc.	6,995	244,825
GAIN Capital Holdings, Inc. (b)	4,000	27,000
GAMCO Investors, Inc. Class A	1,251	31,062
Greenhill & Co., Inc. (b)	2,817	52,115
Hamilton Lane, Inc. Class A	1,600	59,568
Houlihan Lokey, Inc.	3,200	142,720
Interactive Brokers Group, Inc. Class A	8,419	566,094
INTL. FCStone, Inc. (a)	1,800	76,824
Investment Technology Group, Inc.	3,800	75,012
Ladenburg Thalmann Financial Services, Inc.	11,300	36,951
Lazard, Ltd. Class A	14,202	746,457
Legg Mason, Inc.	10,200	414,630
LPL Financial Holdings, Inc.	10,707	653,876
MarketAxess Holdings, Inc.	4,441	965,651
Medley Management, Inc. Class A	300	1,710
Moelis & Co. Class A	3,700	188,145
Morningstar, Inc.	2,392	228,484
MSCI, Inc.	10,733	1,604,262
Oppenheimer Holdings, Inc. Class A	1,100	28,325
Piper Jaffray Cos	1,700	141,185
PJT Partners, Inc. Class A	2,169	108,667
Pzena Investment Management, Inc. Class A	2,000	22,260
Safeguard Scientifics, Inc. (a)	2,400	29,400
SEI Investments Co.	16,187	1,212,568
Silvercrest Asset Management Group, Inc. Class A	800	12,160
Stifel Financial Corp.	7,954	471,115
TD Ameritrade Holding Corp.	35,884	2,125,409
Virtu Financial, Inc. Class A	2,900	95,700
Virtus Investment Partners, Inc.	846	104,735
Waddell & Reed Financial, Inc. Class A	9,739	196,825
Westwood Holdings Group, Inc.	1,105	62,421
WisdomTree Investments, Inc.	13,400	122,878

		14,428,824

CHEMICALS — 2.5%
A Schulman, Inc.	3,390	145,770
Advanced Emissions Solutions, Inc.	2,300	26,266
AdvanSix, Inc. (a)	3,500	121,730
AgroFresh Solutions, Inc. (a)	4,100	30,135
American Vanguard Corp.	3,252	65,690
Ashland Global Holdings, Inc.	7,531	525,588
Axalta Coating Systems, Ltd. (a)	25,702	775,943
Balchem Corp.	3,844	314,247
Cabot Corp.	7,498	417,789
Celanese Corp. Series A	16,467	1,650,158

Security Description	Shares	Value

Chase Corp.	833	$97,003
Chemours Co.	22,343	1,088,328
Codexis, Inc. (a)	4,500	49,500
Core Molding Technologies, Inc.	700	12,481
Ferro Corp. (a)	10,009	232,409
Flotek Industries, Inc. (a)	6,500	39,650
FutureFuel Corp.	2,900	34,771
GCP Applied Technologies, Inc. (a)	8,597	249,743
Hawkins, Inc.	1,100	38,665
HB Fuller Co.	5,999	298,330
Huntsman Corp.	24,334	711,770
Ingevity Corp. (a)	5,138	378,619
Innophos Holdings, Inc.	2,300	92,483
Innospec, Inc.	2,817	193,246
Intrepid Potash, Inc. (a)	11,000	40,040
KMG Chemicals, Inc.	1,500	89,925
Koppers Holdings, Inc. (a)	2,400	98,640
Kraton Corp. (a)	3,600	171,756
Kronos Worldwide, Inc.	2,600	58,760
LSB Industries, Inc. (a)	2,100	12,873
Minerals Technologies, Inc.	4,243	284,069
NewMarket Corp.	910	365,529
Olin Corp.	19,900	604,761
OMNOVA Solutions, Inc. (a)	5,000	52,500
Platform Specialty Products Corp. (a)	26,600	256,158
PolyOne Corp.	9,733	413,847
PQ Group Holdings, Inc. (a)	3,400	47,498
Quaker Chemical Corp.	1,530	226,639
Rayonier Advanced Materials, Inc.	6,500	139,555
RPM International, Inc.	15,785	752,471
Scotts Miracle-Gro Co.	5,233	448,730
Sensient Technologies Corp.	5,319	375,415
Stepan Co.	2,382	198,135
Trecora Resources (a)	2,300	31,280
Tredegar Corp.	3,007	53,976
Trinseo SA	5,374	397,945
Tronox, Ltd. Class A	10,769	198,580
Valhi, Inc.	2,400	14,544
Valvoline, Inc.	24,894	550,904
Westlake Chemical Corp.	4,259	473,388
WR Grace & Co.	8,176	500,616

		14,448,848

COMMERCIAL SERVICES & SUPPLIES — 1.6%
ABM Industries, Inc.	6,700	224,316
ACCO Brands Corp.	12,616	158,331
ADT, Inc.	12,700	100,711
Advanced Disposal Services, Inc. (a)	6,600	147,048
Aqua Metals, Inc. (a) (b)	1,200	3,108
ARC Document Solutions, Inc. (a)	4,700	10,340
Brady Corp. Class A	5,600	208,040
Brink’s Co.	5,614	400,559
Casella Waste Systems, Inc. Class A (a)	4,600	107,548
CECO Environmental Corp.	3,456	15,379
Clean Harbors, Inc. (a)	6,411	312,921
Copart, Inc. (a)	23,999	1,222,269

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Covanta Holding Corp.	14,100	$204,450
Deluxe Corp.	5,876	434,883
Ennis, Inc.	2,900	57,130
Essendant, Inc.	4,149	32,362
Healthcare Services Group, Inc.	8,565	372,406
Heritage-Crystal Clean, Inc. (a)	1,600	37,680
Herman Miller, Inc.	7,100	226,845
HNI Corp.	5,089	183,662
Hudson Technologies, Inc. (a)	4,300	21,242
InnerWorkings, Inc. (a)	5,400	48,870
Interface, Inc.	7,000	176,400
KAR Auction Services, Inc.	16,365	886,983
Kimball International, Inc. Class B	4,200	71,568
Knoll, Inc.	5,590	112,862
LSC Communications, Inc.	4,012	70,009
Matthews International Corp. Class A	3,731	188,789
McGrath RentCorp	2,800	150,332
Mobile Mini, Inc.	5,300	230,550
MSA Safety, Inc.	4,021	334,708
Multi-Color Corp.	1,621	107,067
NL Industries, Inc. (a)	1,000	7,850
Pitney Bowes, Inc.	23,164	252,256
Quad/Graphics, Inc.	3,700	93,795
Rollins, Inc.	11,563	590,060
RR Donnelley & Sons Co.	8,133	71,001
SP Plus Corp. (a)	2,000	71,200
Steelcase, Inc. Class A	9,800	133,280
Team, Inc. (a) (b)	3,400	46,750
Tetra Tech, Inc.	6,680	326,986
UniFirst Corp.	1,808	292,263
US Ecology, Inc.	2,596	138,367
Viad Corp.	2,354	123,467
VSE Corp.	980	50,686

		9,057,329

COMMUNICATIONS EQUIPMENT — 1.7%
Acacia Communications, Inc. (a) (b)	2,200	84,612
ADTRAN, Inc.	5,700	88,635
Aerohive Networks, Inc. (a)	3,100	12,524
Applied Optoelectronics, Inc. (a) (b)	2,200	55,132
Arista Networks, Inc. (a)	6,469	1,651,536
ARRIS International PLC (a)	21,453	570,006
CalAmp Corp. (a)	4,000	91,520
Calix, Inc. (a)	5,000	34,250
Casa Systems, Inc. (a) (b)	800	23,472
Ciena Corp. (a)	17,091	442,657
Clearfield, Inc. (a)	1,100	14,190
CommScope Holding Co., Inc. (a)	22,834	912,675
Comtech Telecommunications Corp.	2,700	80,703
Digi International, Inc. (a)	3,100	31,930
EchoStar Corp. Class A (a)	5,838	308,071
EMCORE Corp. (a)	2,600	14,820
Extreme Networks, Inc. (a)	13,700	151,659
Finisar Corp. (a)	13,700	216,597
Harmonic, Inc. (a)	9,200	34,960
Infinera Corp. (a) (b)	17,700	192,222
InterDigital, Inc.	4,138	304,557
KVH Industries, Inc. (a)	1,866	19,313

Security Description	Shares	Value

Lumentum Holdings, Inc. (a)	7,500	$478,500
NETGEAR, Inc. (a)	3,900	223,080
NetScout Systems, Inc. (a)	10,307	271,589
Oclaro, Inc. (a)	19,800	189,288
Palo Alto Networks, Inc. (a)	10,811	1,962,413
Plantronics, Inc.	3,948	238,341
Quantenna Communications, Inc. (a)	2,500	34,250
Ribbon Communications, Inc. (a)	5,500	28,050
Ubiquiti Networks, Inc. (a)	2,656	182,733
ViaSat, Inc. (a) (b)	6,511	427,903
Viavi Solutions, Inc. (a)	27,400	266,328

		9,638,516

CONSTRUCTION & ENGINEERING — 0.7%
AECOM (a)	19,159	682,635
Aegion Corp. (a)	3,800	87,058
Ameresco, Inc. Class A (a)	2,200	28,600
Argan, Inc.	1,744	74,905
Chicago Bridge & Iron Co. NV (b)	12,057	173,621
Comfort Systems USA, Inc.	4,343	179,149
Dycom Industries, Inc. (a)	3,652	393,065
EMCOR Group, Inc.	7,053	549,640
Granite Construction, Inc.	4,913	274,440
Great Lakes Dredge & Dock Corp. (a)	6,600	30,360
HC2 Holdings, Inc. (a)	4,800	25,248
IES Holdings, Inc. (a)	1,000	15,150
KBR, Inc.	16,888	273,417
Layne Christensen Co. (a)	2,100	31,332
MasTec, Inc. (a)	8,076	379,976
MYR Group, Inc. (a)	1,900	58,558
Northwest Pipe Co. (a)	1,100	19,030
NV5 Global, Inc. (a)	900	50,175
Orion Group Holdings, Inc. (a)	3,200	21,088
Primoris Services Corp.	4,586	114,558
Sterling Construction Co., Inc. (a)	3,000	34,380
Tutor Perini Corp. (a)	4,400	97,020
Valmont Industries, Inc.	2,670	390,621

		3,984,026

CONSTRUCTION MATERIALS — 0.2%
Eagle Materials, Inc.	5,678	585,118
Forterra, Inc. (a) (b)	1,800	14,976
Summit Materials, Inc. Class A (a)	13,412	406,115
United States Lime & Minerals, Inc.	221	16,173
US Concrete, Inc. (a)	1,840	111,136

		1,133,518

CONSUMER FINANCE — 0.8%
Ally Financial, Inc.	53,475	1,451,846
Credit Acceptance Corp. (a) (b)	1,367	451,670
Curo Group Holdings Corp. (a)	900	15,480
Elevate Credit, Inc. (a) (b)	1,700	12,036
Encore Capital Group, Inc. (a)	2,792	126,198
Enova International, Inc. (a)	3,900	85,995
EZCORP, Inc. Class A (a)	5,800	76,560
FirstCash, Inc.	5,578	453,213
Green Dot Corp. Class A (a)	5,700	365,712
LendingClub Corp. (a)	38,133	133,466

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Nelnet, Inc. Class A	2,214	$116,036
OneMain Holdings, Inc. (a)	8,862	265,328
PRA Group, Inc. (a)	5,314	201,932
Regional Management Corp. (a)	1,200	38,208
Santander Consumer USA Holdings, Inc.	18,116	295,291
SLM Corp. (a)	52,200	585,162
World Acceptance Corp. (a)	731	76,974

		4,751,107

CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	7,443	668,605
Ardagh Group SA	2,200	41,096
Bemis Co., Inc.	11,055	481,114
Berry Global Group, Inc. (a)	15,886	870,712
Crown Holdings, Inc. (a)	15,679	795,709
Graphic Packaging Holding Co.	37,442	574,735
Greif, Inc. Class A	3,000	156,750
Greif, Inc. Class B	700	40,775
Myers Industries, Inc.	2,700	57,105
Owens-Illinois, Inc. (a)	19,828	429,474
Silgan Holdings, Inc.	8,968	249,759
Sonoco Products Co.	11,791	571,863
UFP Technologies, Inc. (a)	800	23,600

		4,961,297

DISTRIBUTORS — 0.1%
Core-Mark Holding Co., Inc.	5,352	113,783
Funko, Inc. Class A (a)	1,600	13,136
Pool Corp.	4,757	695,569
Weyco Group, Inc.	643	21,605

		844,093

DIVERSIFIED CONSUMER SERVICES — 0.9%
Adtalem Global Education, Inc. (a)	7,400	351,870
American Public Education, Inc. (a)	1,800	77,400
Ascent Capital Group, Inc. Class A (a)	1,300	4,784
Bridgepoint Education, Inc. (a)	3,200	21,568
Bright Horizons Family Solutions, Inc. (a)	6,524	650,573
Cambium Learning Group, Inc. (a)	1,600	17,920
Capella Education Co.	1,500	131,025
Career Education Corp. (a)	8,100	106,434
Carriage Services, Inc.	1,700	47,022
Chegg, Inc. (a)	11,700	241,722
Collectors Universe, Inc.	800	12,568
Graham Holdings Co. Class B	543	327,022
Grand Canyon Education, Inc. (a)	5,630	590,699
Houghton Mifflin Harcourt Co. (a)	12,100	84,095
K12, Inc. (a)	4,400	62,392
Laureate Education, Inc. Class A (a)	6,400	88,000
Liberty Tax, Inc.	800	8,080
Regis Corp. (a)	4,107	62,139
Service Corp. International	21,900	826,506
ServiceMaster Global Holdings, Inc. (a)	16,212	824,380
Sotheby’s (a)	4,609	236,488
Strayer Education, Inc.	1,314	132,780

Security Description	Shares	Value

Weight Watchers International, Inc. (a)	3,300	$210,276

		5,115,743

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Cannae Holdings, Inc. (a)	7,200	135,792
Marlin Business Services Corp.	1,000	28,350
On Deck Capital, Inc. (a)	5,700	31,863
Tiptree, Inc.	2,900	18,415
Voya Financial, Inc.	21,750	1,098,375

		1,312,795

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
ATN International, Inc.	1,199	71,484
Cincinnati Bell, Inc. (a)	4,913	68,045
Cogent Communications Holdings, Inc.	5,096	221,166
Consolidated Communications Holdings, Inc.	7,649	83,833
Frontier Communications Corp.	9,157	67,945
Globalstar, Inc. (a)	66,344	45,611
Hawaiian Telcom Holdco, Inc. (a)	600	16,008
IDT Corp. Class B (a)	1,700	10,659
Intelsat SA (a)	4,247	15,969
Iridium Communications, Inc. (a) (b)	9,819	110,464
Ooma, Inc. (a)	2,000	21,800
ORBCOMM, Inc. (a)	7,900	74,023
pdvWireless, Inc. (a)	1,100	32,835
Vonage Holdings Corp. (a)	24,600	261,990
Windstream Holdings, Inc.	21,311	30,049
Zayo Group Holdings, Inc. (a)	22,424	766,004

		1,897,885

ELECTRIC UTILITIES — 1.0%
ALLETE, Inc.	6,122	442,314
Avangrid, Inc.	6,900	352,728
El Paso Electric Co.	4,863	248,013
Genie Energy, Ltd. Class B	1,600	7,984
Great Plains Energy, Inc.	25,963	825,364
Hawaiian Electric Industries, Inc.	13,283	456,669
IDACORP, Inc.	6,099	538,359
MGE Energy, Inc.	4,162	233,488
OGE Energy Corp.	24,083	789,200
Otter Tail Corp.	4,676	202,705
PNM Resources, Inc.	9,551	365,326
Portland General Electric Co.	10,921	442,410
Spark Energy, Inc. Class A (b)	1,400	16,590
Westar Energy, Inc.	17,114	900,025

		5,821,175

ELECTRICAL EQUIPMENT — 0.7%
Allied Motion Technologies, Inc.	762	30,289
Atkore International Group, Inc. (a)	3,900	77,415
AZZ, Inc.	3,040	132,848
Babcock & Wilcox Enterprises, Inc. (a) (b)	12,787	55,879
Encore Wire Corp.	2,354	133,472
Energous Corp. (a) (b)	2,200	35,266
EnerSys	5,241	363,568

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Generac Holdings, Inc. (a)	7,349	$337,393
General Cable Corp.	5,900	174,640
Hubbell, Inc.	6,629	807,280
LSI Industries, Inc.	2,900	23,519
Plug Power, Inc. (a) (b)	26,600	50,274
Powell Industries, Inc.	1,000	26,840
Preformed Line Products Co.	400	26,036
Regal Beloit Corp.	5,376	394,330
Revolution Lighting Technologies, Inc. (a) (b)	900	3,087
Sensata Technologies Holding PLC (a)	20,467	1,060,805
Sunrun, Inc. (a)	9,900	88,407
Thermon Group Holdings, Inc. (a)	3,700	82,917
TPI Composites, Inc. (a)	1,800	40,410
Vicor Corp. (a)	1,970	56,243
Vivint Solar, Inc. (a) (b)	2,600	9,490

		4,010,408

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Akoustis Technologies, Inc. (a) (b)	3,300	19,239
Anixter International, Inc. (a)	3,486	264,065
Arrow Electronics, Inc. (a)	10,710	824,884
Avnet, Inc.	14,530	606,773
AVX Corp.	5,300	87,715
Badger Meter, Inc.	3,276	154,463
Bel Fuse, Inc. Class B	1,100	20,790
Belden, Inc.	5,063	349,043
Benchmark Electronics, Inc.	5,880	175,518
CDW Corp.	18,025	1,267,338
Cognex Corp.	20,061	1,042,971
Coherent, Inc. (a)	2,967	556,016
Control4 Corp. (a)	2,912	62,550
CTS Corp.	3,700	100,640
Daktronics, Inc.	3,945	34,755
Dolby Laboratories, Inc. Class A	7,079	449,941
Electro Scientific Industries, Inc. (a)	3,692	71,366
ePlus, Inc. (a)	1,560	121,212
Fabrinet (a)	4,400	138,072
FARO Technologies, Inc. (a)	2,000	116,800
Fitbit, Inc. Class A (a) (b)	22,609	115,306
II-VI, Inc. (a)	7,284	297,916
Insight Enterprises, Inc. (a)	4,152	145,029
Iteris, Inc. (a)	2,300	11,408
Itron, Inc. (a)	4,099	293,283
Jabil, Inc.	20,900	600,457
KEMET Corp. (a)	6,500	117,845
Keysight Technologies, Inc. (a)	22,761	1,192,449
Kimball Electronics, Inc. (a)	3,144	50,776
Knowles Corp. (a)	10,268	129,274
Littelfuse, Inc.	2,937	611,425
Maxwell Technologies, Inc. (a) (b)	4,200	24,906
Mesa Laboratories, Inc.	382	56,704
Methode Electronics, Inc.	4,249	166,136
MicroVision, Inc. (a) (b)	9,200	10,396
MTS Systems Corp.	2,143	110,686
Napco Security Technologies, Inc. (a)	1,400	16,380
National Instruments Corp.	12,793	646,942

Security Description	Shares	Value

Novanta, Inc. (a)	3,800	$198,170
OSI Systems, Inc. (a)	2,097	136,871
Park Electrochemical Corp.	2,200	37,048
PC Connection, Inc.	1,300	32,500
PCM, Inc. (a)	700	5,810
Plexus Corp. (a)	4,000	238,920
Radisys Corp. (a)	2,100	1,346
Rogers Corp. (a)	2,121	253,544
Sanmina Corp. (a)	8,610	225,152
ScanSource, Inc. (a)	3,009	106,970
SYNNEX Corp.	3,449	408,362
Systemax, Inc.	1,300	37,115
Tech Data Corp. (a)	4,239	360,866
Trimble, Inc. (a)	30,081	1,079,306
TTM Technologies, Inc. (a)	11,100	169,719
Universal Display Corp.	5,049	509,949
VeriFone Systems, Inc. (a)	13,328	204,985
Vishay Intertechnology, Inc.	16,145	300,297
Vishay Precision Group, Inc. (a)	1,100	34,265
Zebra Technologies Corp. Class A (a)	6,332	881,351

		16,284,015

ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	8,100	70,875
Basic Energy Services, Inc. (a)	2,000	28,880
Bristow Group, Inc.	3,800	49,400
C&J Energy Services, Inc. (a)	5,983	154,481
Cactus, Inc. Class A (a)	2,800	75,404
CARBO Ceramics, Inc. (a) (b)	2,231	16,175
Diamond Offshore Drilling, Inc. (a) (b)	7,500	109,950
Dril-Quip, Inc. (a)	4,575	204,960
Ensco PLC Class A (b)	51,180	224,680
Era Group, Inc. (a)	2,300	21,505
Exterran Corp. (a)	3,700	98,790
Fairmount Santrol Holdings, Inc. (a) (b)	18,100	76,925
Forum Energy Technologies, Inc. (a)	9,439	103,829
Frank’s International NV	5,800	31,494
FTS International, Inc. (a)	2,700	49,653
Geospace Technologies Corp. (a)	1,500	14,805
Gulf Island Fabrication, Inc.	1,600	11,360
Helix Energy Solutions Group, Inc. (a)	16,409	95,008
Independence Contract Drilling, Inc. (a)	4,000	15,120
Keane Group, Inc. (a)	7,100	105,080
Key Energy Services, Inc. (a)	1,200	14,064
Liberty Oilfield Services, Inc. Class A (a)	1,800	30,402
Mammoth Energy Services, Inc. (a) (b)	1,000	32,060
Matrix Service Co. (a)	3,100	42,470
McDermott International, Inc. (a)	33,900	206,451
Nabors Industries, Ltd.	37,199	260,021
Natural Gas Services Group, Inc. (a)	1,400	33,390
NCS Multistage Holdings, Inc. (a) (b)	1,200	18,000
Newpark Resources, Inc. (a)	9,600	77,760

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Nine Energy Service, Inc. (a)	1,400	$34,090
Noble Corp. PLC (a)	28,500	105,735
Oceaneering International, Inc.	11,781	218,420
Oil States International, Inc. (a)	5,967	156,335
Parker Drilling Co. (a)	15,700	9,970
Patterson-UTI Energy, Inc.	25,400	444,754
PHI, Inc. NVDR (a)	1,100	11,264
Pioneer Energy Services Corp. (a)	8,900	24,030
ProPetro Holding Corp. (a)	6,600	104,874
Quintana Energy Services, Inc. (a)	700	6,825
Ranger Energy Services, Inc. (a)	400	3,256
RigNet, Inc. (a)	1,600	21,760
Rowan Cos. PLC Class A (a)	14,012	161,698
RPC, Inc. (b)	6,832	123,181
SEACOR Holdings, Inc. (a)	1,968	100,565
SEACOR Marine Holdings, Inc. (a)	1,873	35,624
Select Energy Services, Inc. Class A (a)	3,100	39,122
Smart Sand, Inc. (a)	2,600	15,132
Solaris Oilfield Infrastructure, Inc. Class A (a)	2,000	33,120
Superior Energy Services, Inc. (a)	17,800	150,054
TETRA Technologies, Inc. (a)	13,318	49,943
Transocean, Ltd. (a) (b)	52,900	523,710
Unit Corp. (a)	6,048	119,508
US Silica Holdings, Inc.	9,788	249,790
Weatherford International PLC (a)	106,337	243,512

		5,259,264

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.7%
Alexander & Baldwin, Inc.	8,038	185,919
Americold Realty Trust	6,300	120,204
Armada Hoffler Properties, Inc. REIT	5,200	71,188
Bluerock Residential Growth REIT, Inc.	2,700	22,950
CareTrust REIT, Inc.	8,800	117,920
CatchMark Timber Trust, Inc. Class A REIT	5,100	63,597
Chatham Lodging Trust REIT	5,183	99,254
City Office REIT, Inc.	4,200	48,552
Clipper Realty, Inc. REIT	1,500	12,705
Colony NorthStar, Inc. Class A REIT	65,418	367,649
Community Healthcare Trust, Inc. REIT	2,000	51,480
CoreCivic, Inc. REIT	14,225	277,672
CorEnergy Infrastructure Trust, Inc. REIT	1,360	51,054
CoreSite Realty Corp. REIT	4,142	415,277
CyrusOne, Inc. REIT	11,015	564,078
Empire State Realty Trust, Inc. Class A REIT	15,524	260,648
EPR Properties REIT	7,649	423,755
Farmland Partners, Inc. REIT (b)	3,700	30,895
Four Corners Property Trust, Inc. REIT	7,209	166,456
Gaming and Leisure Properties, Inc. REIT	24,333	814,425

Security Description	Shares	Value

GEO Group, Inc. REIT	14,700	$300,909
Getty Realty Corp. REIT	3,605	90,918
Gladstone Commercial Corp. REIT	3,200	55,488
Global Medical REIT, Inc. (b)	2,100	14,595
Global Net Lease, Inc. REIT	7,941	134,044
Government Properties Income Trust REIT	11,757	160,601
Gramercy Property Trust REIT	19,480	423,300
Healthcare Trust of America, Inc. Class A REIT	24,566	649,771
Industrial Logistics Properties Trust (a)	2,400	48,816
InfraREIT, Inc. (a)	4,900	95,207
Investors Real Estate Trust	14,100	73,179
iStar, Inc. (a)	7,700	78,309
Jernigan Capital, Inc. REIT	1,500	27,150
Lamar Advertising Co. Class A REIT	9,967	634,499
Lexington Realty Trust REIT	26,100	205,407
MedEquities Realty Trust, Inc. REIT	3,300	34,683
Medical Properties Trust, Inc. REIT	43,977	571,701
Monmouth Real Estate Investment Corp.	8,979	135,044
National Health Investors, Inc. REIT	4,900	329,721
National Retail Properties, Inc. REIT	18,500	726,310
New Senior Investment Group, Inc. REIT	9,600	78,528
Omega Healthcare Investors, Inc. REIT (b)	23,432	633,601
One Liberty Properties, Inc.	1,700	37,570
Outfront Media, Inc. REIT	16,667	312,340
Physicians Realty Trust REIT	21,917	341,248
PotlatchDeltic Corp. REIT	9,395	489,010
Preferred Apartment Communities, Inc. Class A	4,300	61,017
QTS Realty Trust, Inc. Class A REIT	5,948	215,437
Sabra Health Care REIT, Inc.	21,740	383,711
Select Income REIT	7,400	144,152
Spirit Realty Capital, Inc. REIT	55,677	432,054
STAG Industrial, Inc. REIT	11,350	271,492
Terreno Realty Corp.	6,571	226,765
UMH Properties, Inc.	3,600	48,276
Uniti Group, Inc. REIT (a) (b)	20,270	329,387
Urstadt Biddle Properties, Inc. Class A REIT	3,442	66,431
VEREIT, Inc. REIT	117,794	819,846
VICI Properties, Inc. REIT	32,900	602,728
Whitestone REIT (b)	4,300	44,677
WP Carey, Inc. REIT	12,702	787,397

		15,280,997

FOOD & STAPLES RETAILING — 0.6%
Andersons, Inc.	3,185	105,423
Casey’s General Stores, Inc. (b)	4,569	501,539
Chefs’ Warehouse, Inc. (a)	2,500	57,500
Ingles Markets, Inc. Class A	1,600	54,160
Natural Grocers by Vitamin Cottage, Inc. (a)	1,100	7,876
Performance Food Group Co. (a)	12,589	375,782
PriceSmart, Inc.	2,691	224,833

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Rite Aid Corp. (a)	129,010	$216,737
Smart & Final Stores, Inc. (a)	2,695	14,957
SpartanNash Co.	4,300	74,003
Sprouts Farmers Market, Inc. (a)	15,875	372,586
SUPERVALU, Inc. (a)	4,442	67,652
United Natural Foods, Inc. (a)	6,048	259,701
US Foods Holding Corp. (a)	25,028	820,168
Village Super Market, Inc. Class A	969	25,552
Weis Markets, Inc.	1,115	45,693

		3,224,162

FOOD PRODUCTS — 1.6%
Alico, Inc.	400	10,880
B&G Foods, Inc.	7,900	187,230
Blue Buffalo Pet Products, Inc. (a)	11,458	456,143
Bunge, Ltd.	16,963	1,254,244
Calavo Growers, Inc. (b)	1,942	179,052
Cal-Maine Foods, Inc. (a)	3,400	148,580
Darling Ingredients, Inc. (a)	20,100	347,730
Dean Foods Co.	10,600	91,372
Farmer Brothers Co. (a)	1,050	31,710
Flowers Foods, Inc.	21,531	470,668
Fresh Del Monte Produce, Inc.	3,834	173,450
Freshpet, Inc. (a)	2,900	47,705
Hain Celestial Group, Inc. (a)	12,401	397,700
Hostess Brands, Inc. (a)	9,300	137,547
Ingredion, Inc.	8,652	1,115,416
J&J Snack Foods Corp	1,840	251,270
John B Sanfilippo & Son, Inc.	978	56,597
Lamb Weston Holdings, Inc.	17,700	1,030,494
Lancaster Colony Corp.	2,276	280,267
Landec Corp. (a)	3,100	40,455
Lifeway Foods, Inc. (a)	200	1,198
Limoneira Co.	1,400	33,222
Pilgrim’s Pride Corp. (a)	6,400	157,504
Pinnacle Foods, Inc.	14,310	774,171
Post Holdings, Inc. (a)	7,877	596,762
Sanderson Farms, Inc.	2,473	294,336
Seaboard Corp.	31	132,215
Seneca Foods Corp. Class A (a)	849	23,517
Tootsie Roll Industries, Inc. (b)	1,994	58,726
TreeHouse Foods, Inc. (a)	6,881	263,336

		9,043,497

GAS UTILITIES — 0.9%
Atmos Energy Corp.	13,269	1,117,781
Chesapeake Utilities Corp.	1,838	129,303
National Fuel Gas Co.	9,763	502,306
New Jersey Resources Corp.	10,515	421,651
Northwest Natural Gas Co.	3,360	193,704
ONE Gas, Inc.	6,387	421,670
RGC Resources, Inc.	800	20,320
South Jersey Industries, Inc.	9,562	269,266
Southwest Gas Holdings, Inc.	5,839	394,892
Spire, Inc.	5,639	407,700
UGI Corp.	20,932	929,799
WGL Holdings, Inc.	6,183	517,208

		5,325,600

Security Description	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 2.8%
Abaxis, Inc.	2,600	$183,612
ABIOMED, Inc. (a)	4,945	1,438,946
Accuray, Inc. (a)	9,500	47,500
Analogic Corp.	1,535	147,207
AngioDynamics, Inc. (a)	4,300	74,175
Anika Therapeutics, Inc. (a)	1,647	81,889
Antares Pharma, Inc. (a)	16,100	35,420
AtriCure, Inc. (a)	3,700	75,924
Atrion Corp.	186	117,422
AxoGen, Inc. (a)	3,400	124,100
Cantel Medical Corp.	4,389	488,978
Cardiovascular Systems, Inc. (a)	3,850	84,431
Cerus Corp. (a)	15,200	83,296
ConforMIS, Inc. (a)	6,700	9,715
CONMED Corp.	3,301	209,052
Corindus Vascular Robotics, Inc. (a) (b)	11,900	16,303
CryoLife, Inc. (a)	3,700	74,185
Cutera, Inc. (a)	1,500	75,375
DexCom, Inc. (a)	10,313	764,812
Endologix, Inc. (a)	9,623	40,705
FONAR Corp. (a)	600	17,880
GenMark Diagnostics, Inc. (a)	5,900	32,096
Glaukos Corp. (a) (b)	3,368	103,835
Globus Medical, Inc. Class A (a)	8,551	426,011
Haemonetics Corp. (a)	6,490	474,808
Halyard Health, Inc. (a)	5,600	258,048
Heska Corp. (a)	802	63,414
Hill-Rom Holdings, Inc.	7,976	693,912
ICU Medical, Inc. (a)	1,838	463,911
Inogen, Inc. (a)	2,051	251,945
Insulet Corp. (a)	7,000	606,760
Integer Holdings Corp. (a)	3,692	208,783
Integra LifeSciences Holdings Corp. (a)	7,714	426,893
Invacare Corp.	3,800	66,120
iRhythm Technologies, Inc. (a)	1,700	107,015
K2M Group Holdings, Inc. (a)	4,800	90,960
Lantheus Holdings, Inc. (a)	3,600	57,240
LeMaitre Vascular, Inc.	1,700	61,591
LivaNova PLC (a)	5,850	517,725
Masimo Corp. (a)	5,430	477,568
Meridian Bioscience, Inc.	4,900	69,580
Merit Medical Systems, Inc. (a)	5,800	263,030
Natus Medical, Inc. (a)	3,534	118,919
Neogen Corp. (a)	6,010	402,610
Nevro Corp. (a)	3,397	294,418
Novocure, Ltd. (a)	7,055	153,799
NuVasive, Inc. (a)	6,280	327,879
NxStage Medical, Inc. (a)	7,800	193,908
Obalon Therapeutics, Inc. (a)	600	2,058
OraSure Technologies, Inc. (a)	6,600	111,474
Orthofix International NV (a)	2,086	122,615
OrthoPediatrics Corp. (a)	400	6,024
Oxford Immunotec Global PLC (a)	3,000	37,350
Penumbra, Inc. (a)	3,587	414,837

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Pulse Biosciences, Inc. (a) (b)	1,100	$14,883
Quidel Corp. (a)	3,400	176,154
Quotient, Ltd. (a) (b)	6,100	28,731
Rockwell Medical, Inc. (a) (b)	5,300	27,613
RTI Surgical, Inc. (a)	6,400	29,440
Sientra, Inc. (a) (b)	1,400	13,524
STAAR Surgical Co. (a)	4,700	69,560
STERIS PLC	10,121	944,897
Surmodics, Inc. (a)	1,600	60,880
Tactile Systems Technology, Inc. (a) (b)	1,500	47,700
Teleflex, Inc.	5,435	1,385,816
Utah Medical Products, Inc.	437	43,197
Varex Imaging Corp. (a)	4,500	161,010
ViewRay, Inc. (a) (b)	3,600	23,148
Viveve Medical, Inc. (a) (b)	2,400	8,784
West Pharmaceutical Services, Inc.	8,874	783,485
Wright Medical Group NV (a)	12,509	248,179

		16,165,064

HEALTH CARE PROVIDERS & SERVICES — 1.4%
AAC Holdings, Inc. (a)	1,100	12,628
Acadia Healthcare Co., Inc. (a)	9,582	375,423
Aceto Corp.	3,500	26,600
Addus HomeCare Corp. (a)	867	42,180
Almost Family, Inc. (a)	1,485	83,160
Amedisys, Inc. (a)	3,405	205,458
American Renal Associates Holdings, Inc. (a)	1,100	20,735
AMN Healthcare Services, Inc. (a)	5,648	320,524
BioScrip, Inc. (a)	12,800	31,488
BioTelemetry, Inc. (a)	3,700	114,885
Brookdale Senior Living, Inc. (a)	22,262	149,378
Capital Senior Living Corp. (a)	2,900	31,175
Chemed Corp.	1,913	521,981
Civitas Solutions, Inc. (a)	1,900	29,260
Community Health Systems, Inc. (a)	11,067	43,825
CorVel Corp. (a)	1,094	55,302
Cross Country Healthcare, Inc. (a)	4,100	45,551
Diplomat Pharmacy, Inc. (a)	5,663	114,109
Encompass Health Corp.	11,812	675,292
Ensign Group, Inc.	6,070	159,641
Genesis Healthcare, Inc. (a) (b)	5,300	8,003
HealthEquity, Inc. (a)	6,063	367,054
Kindred Healthcare, Inc.	9,900	90,585
LHC Group, Inc. (a)	1,900	116,964
LifePoint Health, Inc. (a)	4,312	202,664
Magellan Health, Inc. (a)	2,985	319,693
MEDNAX, Inc. (a)	11,074	616,047
Molina Healthcare, Inc. (a)	5,541	449,818
National HealthCare Corp.	1,358	80,978
National Research Corp. Class A	1,100	32,175
Owens & Minor, Inc.	7,038	109,441
Patterson Cos., Inc.	9,800	217,854
PetIQ, Inc. (a) (b)	900	23,940
Premier, Inc. Class A (a)	6,845	214,317
Providence Service Corp. (a)	1,300	89,882
R1 RCM, Inc. (a)	12,600	89,964

Security Description	Shares	Value

RadNet, Inc. (a)	4,300	$61,920
Select Medical Holdings Corp. (a)	12,900	222,525
Surgery Partners, Inc. (a) (b)	2,200	37,730
Teladoc, Inc. (a)	7,192	289,838
Tenet Healthcare Corp. (a)	9,769	236,898
Tivity Health, Inc. (a)	4,400	174,460
Triple-S Management Corp. Class B (a)	2,689	70,290
US Physical Therapy, Inc.	1,400	113,820
WellCare Health Plans, Inc. (a)	5,348	1,035,533

		8,330,988

HEALTH CARE TECHNOLOGY — 0.6%
Allscripts Healthcare Solutions, Inc. (a)	22,145	273,491
athenahealth, Inc. (a)	4,804	687,116
Castlight Health, Inc. Class B (a) (b)	7,500	27,375
Computer Programs & Systems, Inc. (b)	1,713	50,020
Cotiviti Holdings, Inc. (a)	4,300	148,092
Evolent Health, Inc. Class A (a)	7,000	99,750
HealthStream, Inc.	3,000	74,490
HMS Holdings Corp. (a)	10,041	169,090
Inovalon Holdings, Inc. Class A (a)	7,500	79,500
Medidata Solutions, Inc. (a)	6,869	431,442
NantHealth, Inc. (a) (b)	1,300	3,965
Omnicell, Inc. (a)	4,464	193,738
Quality Systems, Inc. (a)	6,200	84,630
Simulations Plus, Inc.	1,300	19,175
Tabula Rasa HealthCare, Inc. (a)	1,500	58,200
Veeva Systems, Inc. Class A (a)	13,421	980,001
Vocera Communications, Inc. (a)	3,334	78,082

		3,458,157

HOTELS, RESTAURANTS & LEISURE — 3.5%
Aramark	29,351	1,161,126
Belmond, Ltd. Class A (a)	11,400	127,110
Biglari Holdings, Inc. (a)	116	47,376
BJ’s Restaurants, Inc.	2,406	108,029
Bloomin’ Brands, Inc.	11,100	269,508
Bluegreen Vacations Corp. (b)	1,500	31,755
Bojangles’, Inc. (a)	2,000	27,700
Boyd Gaming Corp.	10,098	321,722
Brinker International, Inc. (b)	5,530	199,633
Caesars Entertainment Corp. (a)	16,450	185,062
Carrols Restaurant Group, Inc. (a)	4,000	44,800
Century Casinos, Inc. (a)	2,500	18,650
Cheesecake Factory, Inc.	5,255	253,396
Choice Hotels International, Inc.	4,049	324,527
Churchill Downs, Inc.	1,623	396,093
Chuy’s Holdings, Inc. (a)	1,900	49,780
Cracker Barrel Old Country Store, Inc. (b)	2,335	371,732
Dave & Buster’s Entertainment, Inc. (a)	4,948	206,530
Del Frisco’s Restaurant Group, Inc. (a)	2,500	38,125
Del Taco Restaurants, Inc. (a)	3,800	39,368
Denny’s Corp. (a)	7,700	118,811

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Dine Brands Global, Inc.	2,095	$137,390
Domino’s Pizza, Inc.	5,318	1,242,072
Drive Shack, Inc. (a)	7,200	34,416
Dunkin’ Brands Group, Inc.	10,946	653,367
El Pollo Loco Holdings, Inc. (a)	2,400	22,800
Eldorado Resorts, Inc. (a) (b)	5,500	181,500
Empire Resorts, Inc. (a) (b)	300	5,175
Extended Stay America, Inc.	23,000	454,710
Fiesta Restaurant Group, Inc. (a)	2,999	55,481
Fogo De Chao, Inc. (a)	1,100	17,325
Golden Entertainment, Inc. (a)	2,500	58,075
Habit Restaurants, Inc. Class A (a)	2,400	21,120
Hilton Grand Vacations, Inc. (a)	10,941	470,682
Hyatt Hotels Corp. Class A	5,529	421,642
ILG, Inc.	12,899	401,288
Inspired Entertainment, Inc. (a)	1,200	6,600
International Game Technology PLC	13,201	352,863
International Speedway Corp. Class A	2,806	123,745
J Alexander’s Holdings, Inc. (a)	1,269	14,530
Jack in the Box, Inc.	3,580	305,481
La Quinta Holdings, Inc. (a)	9,777	184,883
Las Vegas Sands Corp.	43,762	3,146,488
Lindblad Expeditions Holdings, Inc. (a)	2,300	23,621
Marcus Corp.	2,200	66,770
Marriott Vacations Worldwide Corp.	2,527	336,596
Monarch Casino & Resort, Inc. (a)	1,300	54,977
Nathan’s Famous, Inc.	300	22,170
Noodles & Co. (a)	1,400	10,570
Papa John’s International, Inc.	3,110	178,203
Penn National Gaming, Inc. (a)	10,100	265,226
Pinnacle Entertainment, Inc. (a)	6,400	192,960
Planet Fitness, Inc. Class A (a)	10,585	399,795
PlayAGS, Inc. (a)	1,800	41,868
Potbelly Corp. (a)	2,700	32,535
RCI Hospitality Holdings, Inc.	1,200	34,068
Red Lion Hotels Corp. (a)	1,900	18,525
Red Robin Gourmet Burgers, Inc. (a)	1,536	89,088
Red Rock Resorts, Inc. Class A	8,286	242,614
Ruth’s Hospitality Group, Inc.	3,400	83,130
Scientific Games Corp. Class A (a)	6,400	266,240
SeaWorld Entertainment, Inc. (a)	7,990	118,492
Shake Shack, Inc. Class A (a) (b)	2,630	109,487
Six Flags Entertainment Corp. (b)	7,910	492,477
Sonic Corp. (b)	4,570	115,301
Speedway Motorsports, Inc.	1,300	23,166
Texas Roadhouse, Inc.	8,104	468,249
Vail Resorts, Inc.	4,830	1,070,811
Wendy’s Co.	22,758	399,403
Wingstop, Inc.	3,470	163,888
Yum China Holdings, Inc.	44,724	1,856,046
Zoe’s Kitchen, Inc. (a)	2,200	31,768

		19,860,510

HOUSEHOLD DURABLES — 1.0%
AV Homes, Inc. (a)	1,400	25,970
Bassett Furniture Industries, Inc.	1,200	36,420
Beazer Homes USA, Inc. (a)	3,600	57,420

Security Description	Shares	Value

Cavco Industries, Inc. (a)	995	$172,881
Century Communities, Inc. (a)	2,415	72,329
CSS Industries, Inc.	1,000	17,500
Ethan Allen Interiors, Inc.	2,900	66,555
Flexsteel Industries, Inc.	900	35,622
GoPro, Inc. Class A (a) (b)	12,700	60,833
Green Brick Partners, Inc. (a)	2,700	29,430
Hamilton Beach Brands Holding Co. Class A	282	5,984
Helen of Troy, Ltd. (a)	3,244	282,228
Hooker Furniture Corp.	1,300	47,710
Hovnanian Enterprises, Inc. Class A (a)	13,700	25,071
Installed Building Products, Inc. (a)	2,600	156,130
iRobot Corp. (a) (b)	3,200	205,408
KB Home	10,200	290,190
La-Z-Boy, Inc.	5,633	168,708
LGI Homes, Inc. (a) (b)	2,100	148,197
Libbey, Inc.	2,542	12,430
Lifetime Brands, Inc.	1,200	14,880
M/I Homes, Inc. (a)	3,100	98,735
MDC Holdings, Inc.	5,418	151,271
Meritage Homes Corp. (a)	4,658	210,775
New Home Co., Inc. (a)	1,200	13,296
NVR, Inc. (a)	397	1,111,600
PICO Holdings, Inc. (a)	2,500	28,625
Taylor Morrison Home Corp. Class A (a)	13,300	309,624
Tempur Sealy International, Inc. (a)	5,549	251,314
Toll Brothers, Inc.	17,783	769,115
TopBuild Corp. (a)	4,252	325,363
TRI Pointe Group, Inc. (a)	17,983	295,461
Tupperware Brands Corp.	6,081	294,199
Universal Electronics, Inc. (a)	1,639	85,310
William Lyon Homes Class A (a)	3,800	104,462
ZAGG, Inc. (a)	3,200	39,040

		6,020,086

HOUSEHOLD PRODUCTS — 0.3%
Central Garden & Pet Co. (a)	1,200	51,600
Central Garden & Pet Co. Class A (a)	4,200	166,362
Energizer Holdings, Inc.	7,312	435,649
HRG Group, Inc. (a)	14,300	235,807
Oil-Dri Corp. of America	548	22,024
Orchids Paper Products Co. (b)	1,060	8,639
Spectrum Brands Holdings, Inc. (b)	3,018	312,967
WD-40 Co.	1,710	225,207

		1,458,255

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
Atlantic Power Corp. (a) (b)	13,400	28,140
Dynegy, Inc. (a)	16,284	220,160
NRG Yield, Inc. Class A	4,100	67,404
NRG Yield, Inc. Class C	7,600	129,200
Ormat Technologies, Inc.	4,842	272,992
Pattern Energy Group, Inc. Class A	9,200	159,068
TerraForm Power, Inc. Class A	5,259	56,429

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Vistra Energy Corp. (a)	29,200	$608,236

		1,541,629

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	7,381	770,650
Raven Industries, Inc.	4,300	150,715

		921,365

INSURANCE — 3.8%
Alleghany Corp.	1,795	1,102,920
Ambac Financial Group, Inc. (a)	5,300	83,104
American Equity Investment Life Holding Co.	10,672	313,330
American Financial Group, Inc.	8,501	953,982
American National Insurance Co.	886	103,626
AMERISAFE, Inc.	2,281	126,025
AmTrust Financial Services, Inc.	9,970	122,731
Arch Capital Group, Ltd. (a)	14,823	1,268,701
Argo Group International Holdings, Ltd.	3,861	221,596
Aspen Insurance Holdings, Ltd.	7,188	322,382
Assured Guaranty, Ltd.	14,119	511,108
Athene Holding, Ltd. Class A (a)	14,200	678,902
Atlas Financial Holdings, Inc. (a)	1,200	12,420
Axis Capital Holdings, Ltd.	9,916	570,864
Baldwin & Lyons, Inc. Class B	1,100	24,200
Blue Capital Reinsurance Holdings, Ltd.	400	4,880
Brown & Brown, Inc.	28,488	724,735
Citizens, Inc. (a) (b)	5,100	37,332
CNA Financial Corp.	3,191	157,476
CNO Financial Group, Inc.	20,479	443,780
Crawford & Co. Class B	1,391	11,434
Donegal Group, Inc. Class A	1,000	15,800
eHealth, Inc. (a)	1,700	24,327
EMC Insurance Group, Inc.	1,000	27,080
Employers Holdings, Inc.	3,800	153,710
Enstar Group, Ltd. (a)	1,351	284,048
Erie Indemnity Co. Class A	2,938	345,626
FBL Financial Group, Inc. Class A	1,126	78,088
Federated National Holding Co.	1,400	22,078
First American Financial Corp.	12,948	759,789
FNF Group	31,722	1,269,514
Genworth Financial, Inc. Class A (a)	60,500	171,215
Global Indemnity, Ltd.	954	32,932
Greenlight Capital Re, Ltd. Class A (a)	3,500	56,175
Hallmark Financial Services, Inc. (a)	1,541	13,746
Hanover Insurance Group, Inc.	5,154	607,605
HCI Group, Inc.	1,245	47,509
Health Insurance Innovations, Inc. Class A (a)	1,400	40,460
Heritage Insurance Holdings, Inc. (b)	2,500	37,900
Horace Mann Educators Corp.	4,900	209,475
Independence Holding Co.	600	21,390
Infinity Property & Casualty Corp.	1,267	150,013
Investors Title Co.	242	48,376
James River Group Holdings, Ltd.	3,000	106,410
Kemper Corp.	4,883	278,331

Security Description	Shares	Value

Kingstone Cos., Inc.	900	$15,120
Kinsale Capital Group, Inc.	1,700	87,261
Maiden Holdings, Ltd.	8,200	53,300
Markel Corp. (a)	1,656	1,937,934
MBIA, Inc. (a)	10,400	96,304
Mercury General Corp.	3,237	148,481
National General Holdings Corp.	5,899	143,405
National Western Life Group, Inc. Class A	277	84,452
Navigators Group, Inc.	2,492	143,664
NI Holdings, Inc. (a)	1,200	20,040
Old Republic International Corp.	29,562	634,105
Primerica, Inc.	5,357	517,486
ProAssurance Corp.	6,431	312,225
Reinsurance Group of America, Inc.	7,804	1,201,816
RenaissanceRe Holdings, Ltd.	4,788	663,186
RLI Corp.	4,618	292,735
Safety Insurance Group, Inc.	1,738	133,565
Selective Insurance Group, Inc.	7,000	424,900
State Auto Financial Corp.	1,900	54,283
Stewart Information Services Corp.	2,449	107,609
Third Point Reinsurance, Ltd. (a)	11,100	154,845
Trupanion, Inc. (a) (b)	2,769	82,765
United Fire Group, Inc.	2,498	119,554
United Insurance Holdings Corp.	2,400	45,936
Universal Insurance Holdings, Inc.	3,600	114,840
Validus Holdings, Ltd.	9,392	633,490
White Mountains Insurance Group, Ltd.	438	360,264
WMIH Corp. (a) (b)	22,734	32,282
WR Berkley Corp.	11,467	833,651

		22,046,623

INTERNET & CATALOG RETAIL — 0.5%
1-800-Flowers.com, Inc. Class A (a)	3,000	35,400
Duluth Holdings, Inc. Class B (a)	1,099	20,584
FTD Cos., Inc. (a)	2,000	7,280
Gaia, Inc. (a)	1,900	29,450
Groupon, Inc. (a)	40,822	177,168
Lands’ End, Inc. (a)	1,500	35,025
Liberty Expedia Holdings, Inc. Class A (a)	6,487	254,809
Liberty Interactive Corp. QVC Group Class A (a)	53,916	1,357,066
Liberty TripAdvisor Holdings, Inc. Class A (a)	8,500	91,375
Nutrisystem, Inc.	3,451	93,005
Overstock.com, Inc. (a)	2,000	72,500
PetMed Express, Inc.	2,300	96,025
Shutterfly, Inc. (a)	4,077	331,256
Wayfair, Inc. Class A (a)	4,651	314,082

		2,915,025

INTERNET SOFTWARE & SERVICES — 2.9%
2U, Inc. (a)	5,805	487,794
Alarm.com Holdings, Inc. (a)	2,400	90,576
Alteryx, Inc. Class A (a)	2,700	92,178
Amber Road, Inc. (a)	2,300	20,470
Appfolio, Inc. Class A (a)	1,100	44,935

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Apptio, Inc. Class A (a)	2,700	$76,518
Benefitfocus, Inc. (a) (b)	1,841	44,920
Blucora, Inc. (a)	5,200	127,920
Box, Inc. Class A (a)	9,765	200,671
Brightcove, Inc. (a)	3,926	27,286
Carbonite, Inc. (a)	2,900	83,520
Cardlytics, Inc. (a)	700	10,241
Care.com, Inc. (a)	1,600	26,032
Cars.com, Inc. (a)	8,600	243,638
ChannelAdvisor Corp. (a)	3,000	27,300
Cimpress NV (a)	3,021	467,349
Cloudera, Inc. (a)	11,700	252,486
CommerceHub, Inc. Class A (a)	1,646	37,035
CommerceHub, Inc. Series C (a)	3,293	74,060
Cornerstone OnDemand, Inc. (a)	6,575	257,148
Coupa Software, Inc. (a)	3,900	177,918
DHI Group, Inc. (a)	3,800	6,080
Endurance International Group Holdings, Inc. (a)	6,735	49,839
Envestnet, Inc. (a)	5,252	300,940
Etsy, Inc. (a)	14,820	415,849
Five9, Inc. (a)	6,427	191,460
GoDaddy, Inc. Class A (a)	15,153	930,697
Gogo, Inc. (a) (b)	6,610	57,044
GrubHub, Inc. (a) (b)	10,321	1,047,272
GTT Communications, Inc. (a)	3,695	209,506
Hortonworks, Inc. (a)	6,178	125,846
IAC/InterActiveCorp (a)	8,431	1,318,440
Instructure, Inc. (a)	2,600	109,590
Internap Corp. (a)	2,399	26,389
j2 Global, Inc.	5,669	447,397
Leaf Group, Ltd. (a)	1,400	9,870
Limelight Networks, Inc. (a)	11,000	45,210
Liquidity Services, Inc. (a)	3,000	19,500
LivePerson, Inc. (a)	6,400	104,640
LogMeIn, Inc.	6,283	726,001
Match Group, Inc. (a) (b)	4,400	195,536
Meet Group, Inc. (a)	7,800	16,302
MINDBODY, Inc. Class A (a)	5,100	198,390
MuleSoft, Inc. Class A (a)	2,900	127,542
New Relic, Inc. (a)	3,631	269,130
NIC, Inc.	7,500	99,750
Nutanix, Inc. Class A (a)	13,200	648,252
Okta, Inc. (a)	2,300	91,655
Ominto, Inc. (a) (b)	731	2,098
Pandora Media, Inc. (a)	28,335	142,525
Q2 Holdings, Inc. (a)	3,800	173,090
QuinStreet, Inc. (a)	4,300	54,911
Quotient Technology, Inc. (a)	8,800	115,280
Reis, Inc.	1,100	23,595
SendGrid, Inc. (a)	1,000	28,140
Shutterstock, Inc. (a)	2,150	103,523
SPS Commerce, Inc. (a)	2,051	131,408
Stamps.com, Inc. (a)	1,957	393,455
TechTarget, Inc. (a)	2,300	45,724
Tintri, Inc. (a)	700	1,197
Trade Desk, Inc. Class A (a) (b)	2,900	143,898
TrueCar, Inc. (a)	8,166	77,250

Security Description	Shares	Value

Tucows, Inc. Class A (a) (b)	1,100	$61,600
Twilio, Inc. Class A (a)	7,700	293,986
Twitter, Inc. (a)	82,270	2,386,653
Veritone, Inc. (a) (b)	200	2,784
Web.com Group, Inc. (a)	4,500	81,450
XO Group, Inc. (a)	2,911	60,403
Yelp, Inc. (a)	9,591	400,424
Yext, Inc. (a)	3,700	46,805
Zillow Group, Inc. (a)	13,083	703,865
Zillow Group, Inc. Class A (a)	6,683	360,882

		16,493,068

IT SERVICES — 4.0%
Acxiom Corp. (a)	9,670	219,606
Amdocs, Ltd.	17,283	1,153,122
Black Knight, Inc. (a)	15,246	718,087
Blackhawk Network Holdings, Inc. (a)	6,536	292,159
Booz Allen Hamilton Holding Corp.	17,100	662,112
Broadridge Financial Solutions, Inc.	14,224	1,560,231
CACI International, Inc. Class A (a)	2,958	447,693
Cardtronics PLC Class A (a)	5,328	118,868
Cass Information Systems, Inc.	1,450	86,289
Conduent, Inc. (a)	23,100	430,584
Convergys Corp.	11,242	254,294
CoreLogic, Inc. (a)	9,900	447,777
CSG Systems International, Inc.	4,000	181,160
DST Systems, Inc.	7,215	603,535
EPAM Systems, Inc. (a)	5,974	684,142
Euronet Worldwide, Inc. (a)	6,052	477,624
Everi Holdings, Inc. (a)	7,600	49,932
EVERTEC, Inc.	7,100	116,085
ExlService Holdings, Inc. (a)	3,937	219,566
First Data Corp. Class A (a)	57,205	915,280
FleetCor Technologies, Inc. (a)	10,754	2,177,685
Genpact, Ltd.	18,460	590,535
Hackett Group, Inc.	2,690	43,201
Information Services Group, Inc. (a)	3,800	15,884
Jack Henry & Associates, Inc.	9,353	1,131,245
Leidos Holdings, Inc.	17,211	1,125,599
ManTech International Corp. Class A	3,058	169,627
MAXIMUS, Inc.	7,807	521,039
MoneyGram International, Inc. (a)	3,353	28,903
Perficient, Inc. (a)	4,100	93,972
Presidio, Inc. (a)	4,500	70,380
Sabre Corp.	27,088	581,038
Science Applications International Corp.	5,247	413,464
ServiceSource International, Inc. (a)	8,100	30,861
Square, Inc. Class A (a)	29,360	1,444,512
StarTek, Inc. (a)	2,300	22,494
Switch, Inc. Class A (b)	4,200	66,822
Sykes Enterprises, Inc. (a)	4,753	137,552
Syntel, Inc. (a)	3,900	99,567
Teradata Corp. (a)	14,701	583,189
Travelport Worldwide, Ltd.	14,900	243,466
TTEC Holdings, Inc.	1,600	49,120
Unisys Corp. (a)	5,900	63,425
Virtusa Corp. (a)	3,200	155,072

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

WEX, Inc. (a)	4,785	$749,427
Worldpay, Inc. Class A (a)	34,767	2,859,238

		23,105,463

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Acushnet Holdings Corp.	3,700	85,433
American Outdoor Brands Corp. (a)	6,288	64,892
Brunswick Corp.	10,638	631,791
Callaway Golf Co.	11,212	183,428
Clarus Corp. (a)	2,000	13,500
Escalade, Inc.	1,200	16,440
Johnson Outdoors, Inc. Class A	600	37,200
Malibu Boats, Inc. Class A (a)	2,400	79,704
Marine Products Corp.	687	9,625
MCBC Holdings, Inc. (a)	2,100	52,920
Nautilus, Inc. (a)	3,500	47,075
Polaris Industries, Inc. (b)	7,167	820,765
Sturm Ruger & Co., Inc. (b)	1,965	103,162
Vista Outdoor, Inc. (a)	6,621	108,055

		2,253,990

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Accelerate Diagnostics, Inc. (a)	3,000	68,550
Bio-Rad Laboratories, Inc. Class A (a)	2,523	630,952
Bio-Techne Corp.	4,457	673,185
Bruker Corp.	12,541	375,227
Cambrex Corp. (a)	3,900	203,970
Charles River Laboratories International, Inc. (a)	5,737	612,367
Enzo Biochem, Inc. (a)	4,800	26,304
Fluidigm Corp. (a)	4,544	26,537
Luminex Corp.	4,800	101,136
Medpace Holdings, Inc. (a)	1,100	38,401
NanoString Technologies, Inc. (a)	2,400	18,024
NeoGenomics, Inc. (a)	6,600	53,856
Pacific Biosciences of California, Inc. (a) (b)	12,100	24,805
PRA Health Sciences, Inc. (a)	5,994	497,262
QIAGEN NV (a)	27,181	878,218
Quanterix Corp. (a) (b)	600	10,224
Syneos Health, Inc. (a)	6,494	230,537

		4,469,555

MACHINERY — 3.9%
Actuant Corp. Class A	7,100	165,075
AGCO Corp.	8,075	523,664
Alamo Group, Inc.	1,092	120,011
Albany International Corp. Class A	3,448	216,190
Allison Transmission Holdings, Inc.	15,057	588,126
Altra Industrial Motion Corp.	3,574	164,225
American Railcar Industries, Inc.	796	29,778
Astec Industries, Inc.	2,540	140,157
Barnes Group, Inc.	6,014	360,179
Blue Bird Corp. (a)	1,300	30,810
Briggs & Stratton Corp.	4,900	104,909
Chart Industries, Inc. (a)	3,700	218,411
CIRCOR International, Inc.	1,947	83,059
Colfax Corp. (a)	10,927	348,571

Security Description	Shares	Value

Columbus McKinnon Corp.	2,600	$93,184
Commercial Vehicle Group, Inc. (a)	2,800	21,700
Crane Co.	6,048	560,892
DMC Global, Inc.	1,600	42,800
Donaldson Co., Inc.	15,679	706,339
Douglas Dynamics, Inc.	2,577	111,713
Eastern Co.	700	19,950
Energy Recovery, Inc. (a) (b)	4,200	34,524
EnPro Industries, Inc.	2,545	196,932
ESCO Technologies, Inc.	3,043	178,168
ExOne Co. (a) (b)	1,300	9,464
Federal Signal Corp.	6,900	151,938
Franklin Electric Co., Inc.	5,549	226,122
FreightCar America, Inc.	1,400	18,760
Gardner Denver Holdings, Inc. (a)	9,200	282,256
Gates Industrial Corp. PLC (a)	5,400	94,554
Gencor Industries, Inc. (a)	800	12,880
Global Brass & Copper Holdings, Inc.	2,500	83,625
Gorman-Rupp Co.	2,100	61,425
Graco, Inc.	20,213	924,138
Graham Corp.	1,100	23,562
Greenbrier Cos., Inc.	3,294	165,524
Hardinge, Inc.	1,300	23,816
Harsco Corp. (a)	9,691	200,119
Hillenbrand, Inc.	7,699	353,384
Hurco Cos., Inc.	666	30,569
Hyster-Yale Materials Handling, Inc.	1,189	83,147
IDEX Corp.	9,226	1,314,797
ITT, Inc.	10,788	528,396
John Bean Technologies Corp.	3,790	429,786
Kadant, Inc.	1,300	122,850
Kennametal, Inc.	9,817	394,251
LB Foster Co. Class A (a)	1,000	23,550
Lincoln Electric Holdings, Inc.	7,156	643,682
Lindsay Corp.	1,270	116,129
Lydall, Inc. (a)	2,000	96,500
Manitowoc Co., Inc. (a)	3,675	104,591
Meritor, Inc. (a)	10,100	207,656
Middleby Corp. (a)	6,670	825,679
Milacron Holdings Corp. (a)	8,600	173,204
Miller Industries, Inc.	1,300	32,500
Mueller Industries, Inc.	6,684	174,854
Mueller Water Products, Inc. Class A	18,500	201,095
Navistar International Corp. (a)	6,000	209,820
NN, Inc.	3,116	74,784
Nordson Corp.	6,960	948,926
Omega Flex, Inc.	300	19,530
Oshkosh Corp.	9,008	696,048
Park-Ohio Holdings Corp.	1,046	40,637
Proto Labs, Inc. (a)	2,954	347,243
RBC Bearings, Inc. (a)	2,769	343,910
REV Group, Inc.	4,200	87,192
Rexnord Corp. (a)	12,490	370,703
Spartan Motors, Inc.	4,000	68,800
SPX Corp. (a)	5,100	165,648
SPX FLOW, Inc. (a)	5,000	245,950
Standex International Corp.	1,515	144,455

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)
March 31, 2018 (Unaudited)

Security Description	Shares	Value

Sun Hydraulics Corp.	3,548	$190,031
Tennant Co.	2,076	140,545
Terex Corp.	9,290	347,539
Timken Co.	8,492	387,235
Titan International, Inc.	5,800	73,138
Toro Co.	12,793	798,923
TriMas Corp. (a)	5,500	144,375
Trinity Industries, Inc.	18,169	592,855
Twin Disc, Inc. (a)	1,000	21,740
Wabash National Corp.	6,800	141,508
WABCO Holdings, Inc. (a)	6,161	824,773
Wabtec Corp.	10,401	846,641
Watts Water Technologies, Inc. Class A	3,383	262,859
Welbilt, Inc. (a)	15,500	301,475
Woodward, Inc.	6,450	462,207

		22,493,660

MARINE — 0.1%
Costamare, Inc.	5,900	36,816
Eagle Bulk Shipping, Inc. (a)	4,500	22,275
Genco Shipping & Trading, Ltd. (a)	900	12,798
Kirby Corp. (a)	6,440	495,558
Matson, Inc.	5,082	145,548
Navios Maritime Holdings, Inc. (a) (b)	10,700	9,608
Safe Bulkers, Inc. (a)	9,100	28,847
Scorpio Bulkers, Inc.	6,874	48,462

		799,912

MEDIA — 2.1%
AMC Entertainment Holdings, Inc. Class A (b)	6,184	86,885
AMC Networks, Inc. Class A (a)	5,886	304,306
Beasley Broadcast Group, Inc. Class A	300	3,390
Cable One, Inc.	568	390,278
Central European Media Enterprises, Ltd. Class A (a)	9,600	40,320
Cinemark Holdings, Inc.	12,916	486,546
Clear Channel Outdoor Holdings, Inc. Class A	4,300	21,070
Daily Journal Corp. (a) (b)	159	36,330
Emerald Expositions Events, Inc.	2,100	40,908
Entercom Communications Corp. Class A	14,800	142,820
Entravision Communications Corp. Class A	7,700	36,190
Eros International PLC (a) (b)	3,647	39,752
EW Scripps Co. Class A	6,700	80,333
Gannett Co., Inc.	13,100	130,738
GCI Liberty, Inc. Class A (a)	11,696	618,251
Global Eagle Entertainment, Inc. (a)	4,500	6,615
Gray Television, Inc. (a)	10,500	133,350
Hemisphere Media Group, Inc. (a)	1,700	19,125
IMAX Corp. (a)	6,500	124,800
John Wiley & Sons, Inc. Class A	5,350	340,795
Liberty Broadband Corp. Class A (a)	3,144	266,611
Liberty Broadband Corp. Class C (a)	12,560	1,076,266

Security Description	Shares	Value

Liberty Media Corp.-Liberty Braves Class A (a)	1,194	$27,140
Liberty Media Corp.-Liberty Formula One Class A (a)	2,936	85,995
Liberty Media Corp.-Liberty Formula One Class C (a)	22,550	695,668
Liberty Media Corp.-Liberty SiriusXM Class A (a)	10,904	448,154
Liberty Media Corp.-Liberty SiriusXM Class C (a)	21,559	880,685
Liberty Media Corp-Liberty Braves Class C (a)	4,110	93,790
Lions Gate Entertainment Corp. Class A (b)	6,424	165,932
Lions Gate Entertainment Corp. Class B	12,479	300,494
Live Nation Entertainment, Inc. (a)	16,159	680,940
Loral Space & Communications, Inc. (a)	1,500	62,475
Madison Square Garden Co. Class A (a)	2,237	549,855
MDC Partners, Inc. Class A (a)	6,600	47,520
Meredith Corp.	4,701	252,914
MSG Networks, Inc. Class A (a)	7,021	158,675
National CineMedia, Inc.	7,200	37,368
New Media Investment Group, Inc.	6,000	102,840
New York Times Co. Class A	15,300	368,730
Nexstar Media Group, Inc. Class A	5,311	353,182
Reading International, Inc. Class A (a)	2,000	33,300
Saga Communications, Inc. Class A	444	16,539
Salem Media Group, Inc.	800	2,880
Scholastic Corp.	3,295	127,978
Sinclair Broadcast Group, Inc. Class A	8,562	267,991
Sirius XM Holdings, Inc. (b)	176,402	1,100,749
TEGNA, Inc.	26,283	299,363
Townsquare Media, Inc. Class A	1,000	7,930
Tribune Media Co. Class A	9,732	394,243
tronc, Inc. (a)	2,300	37,766
WideOpenWest, Inc. (a) (b)	3,500	25,025
World Wrestling Entertainment, Inc. Class A (b)	5,327	191,825

		12,243,625

METALS & MINING — 1.4%
AK Steel Holding Corp. (a) (b)	38,000	172,140
Alcoa Corp. (a)	22,421	1,008,048
Allegheny Technologies, Inc. (a)	15,237	360,812
Ampco-Pittsburgh Corp.	1,900	16,910
Carpenter Technology Corp.	5,555	245,087
Century Aluminum Co. (a)	5,800	95,932
Cleveland-Cliffs, Inc. (a) (b)	35,642	247,712
Coeur Mining, Inc. (a)	22,300	178,400
Commercial Metals Co.	14,047	287,402
Compass Minerals International, Inc. (b)	4,014	242,044
Ferroglobe Representation & Warranty Insurance Trust (a) (d)	2,200	—

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Gold Resource Corp.	6,100	$27,511
Haynes International, Inc.	1,400	51,954
Hecla Mining Co.	47,464	174,193
Kaiser Aluminum Corp.	2,011	202,910
Klondex Mines, Ltd. (a)	20,800	48,880
Materion Corp.	2,355	120,223
Olympic Steel, Inc.	1,100	22,561
Ramaco Resources, Inc. (a) (b)	400	2,876
Reliance Steel & Aluminum Co.	8,577	735,392
Royal Gold, Inc.	7,858	674,766
Ryerson Holding Corp. (a)	1,900	15,485
Schnitzer Steel Industries, Inc. Class A	3,072	99,379
Southern Copper Corp. (b)	9,969	540,120
Steel Dynamics, Inc.	27,623	1,221,489
SunCoke Energy, Inc. (a)	7,500	80,700
Tahoe Resources, Inc.	37,384	175,331
TimkenSteel Corp. (a)	4,600	69,874
United States Steel Corp.	21,099	742,474
Warrior Met Coal, Inc. (b)	3,900	109,239
Worthington Industries, Inc.	5,300	227,476

		8,197,320

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 0.8%
AGNC Investment Corp. REIT	47,093	891,000
Apollo Commercial Real Estate Finance, Inc. REIT	12,840	230,863
Ares Commercial Real Estate Corp. REIT	3,100	38,285
Capstead Mortgage Corp. REIT	11,110	96,102
Cherry Hill Mortgage Investment Corp.	1,400	24,556
Chimera Investment Corp. REIT	22,926	399,142
CYS Investments, Inc. REIT	18,000	120,960
Dynex Capital, Inc. REIT	5,800	38,454
Ellington Residential Mortgage REIT (b)	1,100	12,056
Granite Point Mortgage Trust, Inc.	4,982	82,402
Great Ajax Corp. REIT	1,800	24,390
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,897	114,991
Invesco Mortgage Capital, Inc. REIT	13,500	221,130
Ladder Capital Corp. REIT	9,228	139,158
MFA Financial, Inc. REIT	48,236	363,217
MTGE Investment Corp. REIT	5,300	94,870
New Residential Investment Corp. REIT	40,000	658,000
New York Mortgage Trust, Inc. REIT (b)	13,000	77,090
Orchid Island Capital, Inc. REIT (b)	6,100	44,957
Owens Realty Mortgage, Inc. REIT	1,100	16,038
PennyMac Mortgage Investment Trust REIT	7,541	135,964
Redwood Trust, Inc. REIT	9,200	142,324
Resource Capital Corp. REIT	3,375	32,096
Starwood Property Trust, Inc. REIT	31,048	650,456
Sutherland Asset Management Corp.	2,000	30,300
TPG RE Finance Trust, Inc. REIT	3,100	61,659

Security Description	Shares	Value

Western Asset Mortgage Capital Corp.	4,800	$46,512

		4,786,972

MULTI-UTILITIES — 0.4%
Avista Corp.	7,900	404,875
Black Hills Corp.	6,393	347,140
MDU Resources Group, Inc.	23,400	658,944
NorthWestern Corp.	5,955	320,379
Unitil Corp.	1,800	83,538
Vectren Corp.	10,092	645,080

		2,459,956

MULTILINE RETAIL — 0.1%
Big Lots, Inc.	5,020	218,521
Dillard’s, Inc. Class A (b)	1,705	136,980
Fred’s, Inc. Class A	4,200	12,558
JC Penney Co., Inc. (a) (b)	37,100	112,042
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,702	343,830
Sears Holdings Corp. (a)	700	1,869

		825,800

OIL, GAS & CONSUMABLE FUELS — 3.3%
Abraxas Petroleum Corp. (a)	16,900	37,518
Adams Resources & Energy, Inc.	266	11,571
Antero Resources Corp. (a)	27,974	555,284
Approach Resources, Inc. (a)	5,000	13,050
Arch Coal, Inc. Class A	2,396	220,144
Ardmore Shipping Corp. (a)	3,300	25,080
Bonanza Creek Energy, Inc. (a)	2,400	66,504
California Resources Corp. (a) (b)	5,002	85,784
Callon Petroleum Co. (a)	24,104	319,137
Carrizo Oil & Gas, Inc. (a)	9,000	144,000
Centennial Resource Development, Inc. Class A (a) (b)	19,064	349,824
Cheniere Energy, Inc. (a)	24,647	1,317,382
Chesapeake Energy Corp. (a) (b)	108,900	328,878
Clean Energy Fuels Corp. (a)	15,300	25,245
Cloud Peak Energy, Inc. (a)	8,600	25,026
CNX Resources Corp. (a)	27,800	428,954
CONSOL Energy, Inc. (a)	3,350	97,049
Contango Oil & Gas Co. (a)	2,300	8,165
Continental Resources, Inc. (a)	10,547	621,746
CVR Energy, Inc.	1,800	54,396
Delek US Holdings, Inc.	10,008	407,326
Denbury Resources, Inc. (a)	46,315	126,903
DHT Holdings, Inc.	9,996	33,986
Diamondback Energy, Inc. (a)	11,848	1,499,009
Dorian LPG, Ltd. (a)	2,658	19,908
Earthstone Energy, Inc. Class A (a)	2,700	27,324
Eclipse Resources Corp. (a)	10,200	14,688
Energen Corp. (a)	11,712	736,216
Energy XXI Gulf Coast, Inc. (a)	3,500	13,440
EP Energy Corp. Class A (a) (b)	4,500	6,030
Evolution Petroleum Corp.	3,000	24,150
Extraction Oil & Gas, Inc. (a)	14,600	167,316
Frontline, Ltd. (b)	8,320	36,858
GasLog, Ltd.	4,800	78,960

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Gastar Exploration, Inc. (a) (b)	21,000	$14,337
Gener8 Maritime, Inc. (a)	5,500	31,075
Golar LNG, Ltd.	11,698	320,057
Green Plains, Inc.	4,547	76,390
Gulfport Energy Corp. (a)	19,300	186,245
Halcon Resources Corp. (a)	16,500	80,355
Hallador Energy Co.	1,900	13,053
HighPoint Resources Corp. (a)	12,000	60,960
HollyFrontier Corp.	21,355	1,043,405
International Seaways, Inc. (a) (b)	3,399	59,822
Isramco, Inc. (a)	44	4,567
Jagged Peak Energy, Inc. (a) (b)	6,700	94,671
Jones Energy, Inc. Class A (a) (b)	3,697	2,958
Kosmos Energy, Ltd. (a)	27,900	175,770
Laredo Petroleum, Inc. (a) (b)	19,600	170,716
Lilis Energy, Inc. (a) (b)	4,100	16,277
Matador Resources Co. (a)	11,900	355,929
Midstates Petroleum Co., Inc. (a)	1,100	14,663
Murphy Oil Corp.	19,900	514,216
NACCO Industries, Inc. Class A	441	14,487
Navios Maritime Acquisition Corp. (b)	9,600	8,064
Nordic American Tankers, Ltd.	16,240	31,506
Oasis Petroleum, Inc. (a)	32,000	259,200
Overseas Shipholding Group, Inc. Class A (a)	5,300	15,052
Pacific Ethanol, Inc. (a)	5,000	15,000
Panhandle Oil and Gas, Inc. Class A	1,800	34,740
Par Pacific Holdings, Inc. (a)	3,689	63,340
Parsley Energy, Inc. Class A (a)	28,349	821,838
PBF Energy, Inc. Class A	13,452	456,023
PDC Energy, Inc. (a)	8,012	392,828
Peabody Energy Corp.	8,003	292,109
Penn Virginia Corp. (a)	1,700	59,568
QEP Resources, Inc. (a)	28,823	282,177
Renewable Energy Group, Inc. (a)	4,400	56,320
Resolute Energy Corp. (a) (b)	2,500	86,625
REX American Resources Corp. (a)	725	52,780
Ring Energy, Inc. (a)	5,800	83,230
RSP Permian, Inc. (a)	15,961	748,252
Sanchez Energy Corp. (a) (b)	7,900	24,727
SandRidge Energy, Inc. (a)	4,100	59,491
Scorpio Tankers, Inc.	32,200	63,112
SemGroup Corp. Class A	8,029	171,821
Ship Finance International, Ltd. (b)	7,000	100,100
SilverBow Resources, Inc. (a)	700	20,370
SM Energy Co.	13,356	240,809
Southwestern Energy Co. (a)	73,300	317,389
SRC Energy, Inc. (a)	29,000	273,470
Stone Energy Corp. (a)	2,300	85,330
Targa Resources Corp.	25,618	1,127,192
Teekay Corp. (b)	7,543	61,023
Teekay Tankers, Ltd. Class A (b)	23,700	28,203
Tellurian, Inc. (a) (b)	6,700	48,307
Ultra Petroleum Corp. (a)	22,722	94,751
Uranium Energy Corp. (a) (b)	15,900	20,829
W&T Offshore, Inc. (a)	10,600	46,958
Westmoreland Coal Co. (a)	1,100	451

Security Description	Shares	Value

Whiting Petroleum Corp. (a)	10,800	$365,472
WildHorse Resource Development Corp. (a) (b)	5,700	108,813
World Fuel Services Corp.	8,049	197,603
WPX Energy, Inc. (a)	47,700	705,006

		19,096,683

PAPER & FOREST PRODUCTS — 0.3%
Boise Cascade Co.	4,600	177,560
Clearwater Paper Corp. (a)	1,879	73,469
Domtar Corp.	7,613	323,857
KapStone Paper and Packaging Corp.	10,398	356,755
Louisiana-Pacific Corp.	17,702	509,287
Neenah, Inc.	1,946	152,566
PH Glatfelter Co.	5,000	102,650
Schweitzer-Mauduit International, Inc.	3,600	140,940
Verso Corp. Class A (a)	3,959	66,670

		1,903,754

PERSONAL PRODUCTS — 0.3%
Edgewell Personal Care Co. (a)	6,979	340,715
elf Beauty, Inc. (a) (b)	2,400	46,488
Herbalife, Ltd. (a)	7,765	756,855
Inter Parfums, Inc.	2,000	94,300
Medifast, Inc.	1,300	121,485
Natural Health Trends Corp. (b)	851	16,177
Nature’s Sunshine Products, Inc.	1,300	14,300
Nu Skin Enterprises, Inc. Class A	6,258	461,277
Revlon, Inc. Class A (a)	1,400	28,840
USANA Health Sciences, Inc. (a)	1,308	112,357

		1,992,794

PHARMACEUTICALS — 0.9%
Aclaris Therapeutics, Inc. (a) (b)	2,758	48,320
Aerie Pharmaceuticals, Inc. (a)	4,100	222,425
Akcea Therapeutics, Inc. (a) (b)	1,700	43,537
Akorn, Inc. (a)	10,844	202,891
Amphastar Pharmaceuticals, Inc. (a)	4,200	78,750
ANI Pharmaceuticals, Inc. (a)	886	51,583
Aratana Therapeutics, Inc. (a)	4,800	21,168
Assembly Biosciences, Inc. (a)	1,900	93,366
Catalent, Inc. (a)	15,982	656,221
Clearside Biomedical, Inc. (a)	2,400	25,752
Collegium Pharmaceutical, Inc. (a) (b)	2,967	75,807
Corcept Therapeutics, Inc. (a)	10,900	179,305
Corium International, Inc. (a)	2,800	32,116
Depomed, Inc. (a)	8,100	53,379
Dermira, Inc. (a)	4,400	35,156
Dova Pharmaceuticals, Inc. (a) (b)	600	16,272
Durect Corp. (a)	16,700	35,738
Endo International PLC (a)	27,000	160,380
Evolus, Inc. (a)	600	5,418
Horizon Pharma PLC (a)	19,537	277,425
Impax Laboratories, Inc. (a)	8,590	167,076
Innoviva, Inc. (a)	9,000	150,030
Intersect ENT, Inc. (a)	3,100	121,830
Intra-Cellular Therapies, Inc. (a)	4,956	104,324

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Kala Pharmaceuticals, Inc. (a)	1,700	$26,911
Lannett Co., Inc. (a) (b)	3,297	52,917
Mallinckrodt PLC (a)	11,500	166,520
Medicines Co. (a) (b)	8,259	272,051
Melinta Therapeutics, Inc. (a)	1,840	13,616
Menlo Therapeutics, Inc. (a)	1,100	41,338
MyoKardia, Inc. (a)	2,300	112,240
Neos Therapeutics, Inc. (a) (b)	4,000	33,200
Ocular Therapeutix, Inc. (a)	3,500	22,785
Odonate Therapeutics, Inc. (a) (b)	1,300	27,534
Omeros Corp. (a) (b)	5,300	59,201
Optinose, Inc. (a) (b)	500	10,010
Pacira Pharmaceuticals, Inc. (a)	4,737	147,558
Paratek Pharmaceuticals, Inc. (a)	3,200	41,600
Phibro Animal Health Corp. Class A	2,300	91,310
Prestige Brands Holdings, Inc. (a)	6,416	216,348
Reata Pharmaceuticals, Inc. Class A (a) (b)	1,300	26,663
resTORbio, Inc. (a)	800	7,664
Revance Therapeutics, Inc. (a)	3,200	98,560
scPharmaceuticals, Inc. (a)	900	11,160
Sienna Biopharmaceuticals, Inc. (a) (b)	2,500	46,950
Supernus Pharmaceuticals, Inc. (a)	5,800	265,640
Teligent, Inc. (a)	4,800	16,128
Tetraphase Pharmaceuticals, Inc. (a)	5,700	17,499
TherapeuticsMD, Inc. (a) (b)	19,300	93,991
Theravance Biopharma, Inc. (a) (b)	5,004	121,347
WaVe Life Sciences, Ltd. (a)	1,400	56,140
Zogenix, Inc. (a)	4,069	162,963
Zynerba Pharmaceuticals, Inc. (a) (b)	1,400	12,166

		5,130,279

PROFESSIONAL SERVICES — 1.3%
Acacia Research Corp. (a)	5,800	20,300
ASGN, Inc. (a)	6,092	498,813
Barrett Business Services, Inc.	839	69,536
BG Staffing, Inc.	1,500	28,485
CBIZ, Inc. (a)	5,900	107,675
Cogint, Inc. (a)	1,500	3,750
CoStar Group, Inc. (a)	4,267	1,547,555
CRA International, Inc.	900	47,061
Dun & Bradstreet Corp.	4,500	526,500
Exponent, Inc.	3,075	241,849
Forrester Research, Inc.	1,200	49,740
Franklin Covey Co. (a)	1,083	29,133
Front Yard Residential Corp. REIT	5,827	58,561
FTI Consulting, Inc. (a)	4,500	217,845
GP Strategies Corp. (a)	1,400	31,710
Heidrick & Struggles International, Inc.	2,100	65,625
Hill International, Inc. (a)	4,000	22,800
Huron Consulting Group, Inc. (a)	2,520	96,012
ICF International, Inc.	2,102	122,862
Insperity, Inc.	4,350	302,542
Kelly Services, Inc. Class A	3,600	104,544
Kforce, Inc.	2,700	73,035
Korn/Ferry International	6,255	322,695
ManpowerGroup, Inc.	8,116	934,152

Security Description	Shares	Value

Mistras Group, Inc. (a)	1,987	$37,634
Navigant Consulting, Inc. (a)	5,300	101,972
Red Violet, Inc. (a)	199	1,214
Resources Connection, Inc.	3,400	55,080
RPX Corp.	5,300	56,657
TransUnion (a)	21,764	1,235,760
TriNet Group, Inc. (a)	5,000	231,600
TrueBlue, Inc. (a)	4,800	124,320
WageWorks, Inc. (a)	4,744	214,429
Willdan Group, Inc. (a)	900	25,515

		7,606,961

REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.1%
Acadia Realty Trust REIT	9,947	244,696
AG Mortgage Investment Trust, Inc. REIT	3,300	57,321
Agree Realty Corp. REIT	3,356	161,222
Alexander’s, Inc. REIT	304	115,894
American Assets Trust, Inc. REIT	4,742	158,430
American Campus Communities, Inc. REIT	16,472	636,149
American Homes 4 Rent Class A REIT	28,797	578,244
Annaly Capital Management, Inc. REIT	140,679	1,467,282
Anworth Mortgage Asset Corp. REIT	11,300	54,240
Apple Hospitality REIT, Inc.	25,600	449,792
ARMOUR Residential REIT, Inc.	4,900	114,072
Ashford Hospitality Prime, Inc. REIT	3,123	30,356
Ashford Hospitality Trust, Inc. REIT	8,951	57,823
Brandywine Realty Trust REIT	20,800	330,304
Brixmor Property Group, Inc. REIT	37,039	564,845
Camden Property Trust REIT	10,952	921,939
CBL & Associates Properties, Inc. REIT	19,700	82,149
Cedar Realty Trust, Inc. REIT	10,253	40,397
Chesapeake Lodging Trust REIT	7,100	197,451
Columbia Property Trust, Inc. REIT	14,672	300,189
Corporate Office Properties Trust REIT	12,000	309,960
Cousins Properties, Inc. REIT	50,765	440,640
CubeSmart REIT	21,842	615,944
DCT Industrial Trust, Inc. REIT	11,284	635,741
DDR Corp. REIT	37,203	272,698
DiamondRock Hospitality Co. REIT	23,900	249,516
Douglas Emmett, Inc. REIT	19,237	707,152
Easterly Government Properties, Inc. REIT	4,900	99,960
EastGroup Properties, Inc. REIT	4,128	341,221
Education Realty Trust, Inc. REIT	9,096	297,894
Equity Commonwealth REIT (a)	14,681	450,266
Equity LifeStyle Properties, Inc. REIT	9,989	876,735
First Industrial Realty Trust, Inc. REIT	14,473	423,046
Forest City Realty Trust, Inc. Class A REIT	30,401	615,924

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Franklin Street Properties Corp. REIT	12,561	$105,638
Healthcare Realty Trust, Inc. REIT	14,882	412,380
Hersha Hospitality Trust REIT	4,500	80,550
Highwoods Properties, Inc. REIT	12,370	542,053
Hospitality Properties Trust REIT	19,800	501,732
Hudson Pacific Properties, Inc. REIT	18,937	616,021
Independence Realty Trust, Inc. REIT	9,773	89,716
Invitation Homes, Inc. REIT	35,263	805,054
JBG SMITH Properties REIT	10,521	354,663
Kilroy Realty Corp. REIT	11,640	825,974
Kite Realty Group Trust REIT	9,683	147,472
LaSalle Hotel Properties REIT	13,837	401,411
Liberty Property Trust REIT	17,797	707,075
Life Storage, Inc. REIT	5,565	464,789
LTC Properties, Inc. REIT	4,754	180,652
Mack-Cali Realty Corp. REIT	10,900	182,139
National Storage Affiliates Trust REIT	6,500	163,020
NexPoint Residential Trust, Inc. REIT	2,000	49,680
NorthStar Realty Europe Corp. REIT	6,200	80,724
Paramount Group, Inc. REIT	25,300	360,272
Park Hotels & Resorts, Inc. REIT	21,606	583,794
Pebblebrook Hotel Trust REIT (b)	8,219	282,323
Pennsylvania Real Estate Investment Trust (b)	7,992	77,123
Piedmont Office Realty Trust, Inc. Class A REIT	17,405	306,154
PS Business Parks, Inc. REIT	2,352	265,870
Quality Care Properties, Inc. REIT (a)	11,300	219,559
RAIT Financial Trust	5,493	887
Ramco-Gershenson Properties Trust REIT	9,200	113,712
Rayonier, Inc. REIT	15,709	552,643
Retail Opportunity Investments Corp. REIT	13,000	229,710
Retail Properties of America, Inc. Class A REIT	28,103	327,681
Rexford Industrial Realty, Inc. REIT	9,207	265,070
RLJ Lodging Trust REIT	20,568	399,842
Ryman Hospitality Properties, Inc. REIT	5,327	412,576
Safety Income and Growth, Inc. REIT	1,200	19,188
Saul Centers, Inc. REIT	1,412	71,970
Senior Housing Properties Trust REIT	28,677	449,082
Seritage Growth Properties Class A REIT	3,038	108,001
STORE Capital Corp. REIT	20,695	513,650
Summit Hotel Properties, Inc. REIT	12,500	170,125
Sun Communities, Inc. REIT	9,246	844,807
Sunstone Hotel Investors, Inc. REIT	27,619	420,361
Tanger Factory Outlet Centers, Inc. REIT	11,087	243,914
Taubman Centers, Inc. REIT	7,195	409,467

Security Description	Shares	Value

Tier REIT, Inc.	5,755	$106,352
Two Harbors Investment Corp.	21,212	326,028
Universal Health Realty Income Trust REIT	1,500	90,150
Urban Edge Properties REIT	12,400	264,740
Washington Prime Group, Inc. REIT	21,800	145,406
Washington Real Estate Investment Trust	9,402	256,675
Weingarten Realty Investors REIT	14,648	411,316
Xenia Hotels & Resorts, Inc. REIT	12,900	254,388

		29,113,071

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Altisource Portfolio Solutions SA (a)	1,200	31,872
Consolidated-Tomoka Land Co.	423	26,586
Forestar Group, Inc. (a)	1,251	26,459
FRP Holdings, Inc. (a)	945	52,920
HFF, Inc. Class A	4,446	220,966
Howard Hughes Corp. (a)	4,441	617,876
Jones Lang LaSalle, Inc.	5,485	957,900
Kennedy-Wilson Holdings, Inc.	14,542	253,031
Marcus & Millichap, Inc. (a)	1,900	68,514
Maui Land & Pineapple Co., Inc. (a)	700	8,155
Newmark Group, Inc. Class A (a)	2,800	42,532
Rafael Holdings, Inc. Class B (a)	850	4,122
RE/MAX Holdings, Inc. Class A	2,100	126,945
Realogy Holdings Corp.	16,261	443,600
Redfin Corp. (a) (b)	7,000	159,810
RMR Group, Inc. Class A	846	59,178
St. Joe Co. (a)	5,200	98,020
Stratus Properties, Inc. (a)	700	21,140
Tejon Ranch Co. (a)	2,200	50,842
Transcontinental Realty Investors, Inc. (a)	107	4,345
Trinity Place Holdings, Inc. (a)	2,100	13,650

		3,288,463

ROAD & RAIL — 0.9%
AMERCO	589	203,264
ArcBest Corp.	3,000	96,150
Avis Budget Group, Inc. (a) (b)	8,702	407,602
Covenant Transportation Group, Inc. Class A (a)	1,400	41,762
Daseke, Inc. (a)	3,900	38,181
Genesee & Wyoming, Inc. Class A (a)	7,324	518,466
Heartland Express, Inc.	5,500	98,945
Hertz Global Holdings, Inc. (a)	6,366	126,365
Knight-Swift Transportation Holdings, Inc.	15,059	692,864
Landstar System, Inc.	5,083	557,351
Marten Transport, Ltd.	4,555	103,854
Old Dominion Freight Line, Inc.	7,443	1,093,898
Roadrunner Transportation Systems, Inc. (a)	2,900	7,366
Ryder System, Inc.	6,445	469,131
Saia, Inc. (a)	3,000	225,450
Schneider National, Inc. Class B	4,900	127,694

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Universal Logistics Holdings, Inc.	1,000	$21,150
Werner Enterprises, Inc.	5,700	208,050
YRC Worldwide, Inc. (a)	3,900	34,437

		5,071,980

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.7%
Advanced Energy Industries, Inc. (a)	4,800	306,720
Alpha & Omega Semiconductor, Ltd. (a)	2,287	35,334
Ambarella, Inc. (a) (b)	3,880	190,081
Amkor Technology, Inc. (a)	11,852	120,061
Aquantia Corp. (a)	1,100	17,270
Axcelis Technologies, Inc. (a)	3,675	90,405
AXT, Inc. (a)	4,300	31,175
Brooks Automation, Inc.	8,400	227,472
Cabot Microelectronics Corp.	3,081	330,006
Cavium, Inc. (a)	8,101	643,057
CEVA, Inc. (a)	2,600	94,120
Cirrus Logic, Inc. (a)	7,740	314,476
Cohu, Inc.	3,200	72,992
Cree, Inc. (a)	11,815	476,263
CyberOptics Corp. (a) (b)	800	14,400
Cypress Semiconductor Corp.	40,333	684,048
Diodes, Inc. (a)	4,592	139,872
DSP Group, Inc. (a)	2,500	29,500
Entegris, Inc.	17,098	595,010
First Solar, Inc. (a)	9,865	700,218
FormFactor, Inc. (a)	8,365	114,182
GSI Technology, Inc. (a)	1,700	12,597
Ichor Holdings, Ltd. (a) (b)	2,100	50,841
Impinj, Inc. (a) (b)	2,100	27,342
Inphi Corp. (a) (b)	4,949	148,965
Integrated Device Technology, Inc. (a)	16,211	495,408
Kopin Corp. (a)	7,200	22,464
Lattice Semiconductor Corp. (a)	14,280	79,540
MACOM Technology Solutions Holdings, Inc. (a)	4,752	78,883
Marvell Technology Group, Ltd.	48,162	1,011,402
Maxim Integrated Products, Inc.	34,030	2,049,287
MaxLinear, Inc. (a)	7,400	168,350
Microsemi Corp. (a)	14,208	919,542
MKS Instruments, Inc.	6,449	745,827
Monolithic Power Systems, Inc.	4,823	558,359
Nanometrics, Inc. (a)	2,800	75,320
NeoPhotonics Corp. (a) (b)	5,800	39,730
NVE Corp.	526	43,716
NXP Semiconductors NV (a)	40,650	4,756,050
ON Semiconductor Corp. (a)	50,421	1,233,298
PDF Solutions, Inc. (a)	3,300	38,478
Photronics, Inc. (a)	7,800	64,350
Pixelworks, Inc. (a)	3,200	12,384
Power Integrations, Inc.	3,500	239,225
Rambus, Inc. (a)	13,000	174,590
Rudolph Technologies, Inc. (a)	3,653	101,188
Semtech Corp. (a)	7,932	309,745
Sigma Designs, Inc. (a)	4,400	27,280
Silicon Laboratories, Inc. (a)	5,069	455,703

Security Description	Shares	Value

SMART Global Holdings, Inc. (a)	1,400	$69,776
SunPower Corp. (a) (b)	6,955	55,501
Synaptics, Inc. (a)	4,138	189,231
Teradyne, Inc.	24,023	1,098,091
Ultra Clean Holdings, Inc. (a)	4,500	86,625
Veeco Instruments, Inc. (a)	5,508	93,636
Versum Materials, Inc.	13,293	500,215
Xcerra Corp. (a)	6,200	72,230
Xperi Corp.	5,742	121,443

		21,453,274

SOFTWARE — 5.1%
8x8, Inc. (a)	10,600	197,690
A10 Networks, Inc. (a)	5,800	33,756
ACI Worldwide, Inc. (a)	14,166	336,018
Agilysys, Inc. (a)	1,757	20,943
American Software, Inc. Class A	3,000	39,000
Aspen Technology, Inc. (a)	8,755	690,682
Atlassian Corp. PLC Class A (a)	11,100	598,512
Blackbaud, Inc.	5,790	589,480
Blackline, Inc. (a)	3,400	133,314
Bottomline Technologies de, Inc. (a)	4,800	186,000
Callidus Software, Inc. (a)	8,103	291,303
CDK Global, Inc.	15,462	979,363
CommVault Systems, Inc. (a)	4,742	271,242
Dell Technologies, Inc. Class V (a)	24,759	1,812,606
Digimarc Corp. (a)	1,240	29,698
Ebix, Inc. (b)	2,900	216,050
Ellie Mae, Inc. (a)	4,110	377,873
Everbridge, Inc. (a)	2,000	73,200
Fair Isaac Corp.	3,554	601,941
FireEye, Inc. (a)	22,347	378,335
ForeScout Technologies, Inc. (a)	600	19,464
Fortinet, Inc. (a)	17,582	942,044
Glu Mobile, Inc. (a)	12,300	46,371
Guidewire Software, Inc. (a)	9,136	738,463
HubSpot, Inc. (a)	4,175	452,153
Imperva, Inc. (a)	4,073	176,361
Majesco (a)	600	3,036
Manhattan Associates, Inc. (a)	8,432	353,132
MicroStrategy, Inc. Class A (a)	1,121	144,598
Mitek Systems, Inc. (a)	3,600	26,640
MobileIron, Inc. (a)	6,704	33,185
Model N, Inc. (a)	2,800	50,540
Monotype Imaging Holdings, Inc.	4,893	109,848
Nuance Communications, Inc. (a)	35,416	557,802
Park City Group, Inc. (a) (b)	1,300	11,375
Paycom Software, Inc. (a)	5,949	638,863
Paylocity Holding Corp. (a)	3,174	162,604
Pegasystems, Inc.	4,361	264,495
Progress Software Corp.	5,600	215,320
Proofpoint, Inc. (a)	5,291	601,322
PROS Holdings, Inc. (a)	3,100	102,331
PTC, Inc. (a)	13,870	1,081,999
QAD, Inc. Class A	1,200	49,980
Qualys, Inc. (a)	3,873	281,761
Rapid7, Inc. (a)	3,700	94,609
RealNetworks, Inc. (a)	5,400	16,524

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

RealPage, Inc. (a)	7,196	$370,594
RingCentral, Inc. Class A (a)	7,885	500,697
Rosetta Stone, Inc. (a)	2,000	26,300
Rubicon Project, Inc. (a)	5,207	9,373
SailPoint Technologies Holding, Inc. (a)	2,400	49,656
SecureWorks Corp. Class A (a)	2,100	16,968
ServiceNow, Inc. (a)	20,659	3,418,032
Splunk, Inc. (a)	17,013	1,673,909
SS&C Technologies Holdings, Inc.	20,808	1,116,141
Synchronoss Technologies, Inc. (a)	5,097	53,773
Tableau Software, Inc. Class A (a)	7,699	622,233
Telenav, Inc. (a)	3,352	18,101
TiVo Corp.	14,369	194,700
Tyler Technologies, Inc. (a)	4,214	888,985
Ultimate Software Group, Inc. (a)	3,435	837,109
Upland Software, Inc. (a)	900	25,911
Varonis Systems, Inc. (a)	2,390	144,595
VASCO Data Security International, Inc. (a)	3,500	45,325
Verint Systems, Inc. (a)	7,629	324,995
VirnetX Holding Corp. (a)	6,000	23,700
VMware, Inc. Class A (a) (b)	8,635	1,047,166
Workday, Inc. Class A (a)	16,484	2,095,281
Workiva, Inc. (a)	3,000	71,100
Zendesk, Inc. (a)	11,987	573,818
Zix Corp. (a)	6,200	26,474
Zynga, Inc. Class A (a)	94,132	344,523

		29,551,285

SPECIALTY RETAIL — 1.8%
Aaron’s, Inc.	7,638	355,931
Abercrombie & Fitch Co. Class A	8,196	198,425
American Eagle Outfitters, Inc.	19,866	395,929
America’s Car-Mart, Inc. (a)	844	42,580
Asbury Automotive Group, Inc. (a)	2,322	156,735
Ascena Retail Group, Inc. (a)	18,863	37,915
At Home Group, Inc. (a)	1,700	54,468
AutoNation, Inc. (a)	7,069	330,688
Barnes & Noble Education, Inc. (a)	4,200	28,938
Barnes & Noble, Inc.	6,954	34,422
Bed Bath & Beyond, Inc.	16,758	351,750
Big 5 Sporting Goods Corp. (b)	2,400	17,400
Boot Barn Holdings, Inc. (a)	2,300	40,779
Buckle, Inc. (b)	3,384	74,956
Build-A-Bear Workshop, Inc. (a)	1,300	11,895
Burlington Stores, Inc. (a)	8,214	1,093,694
Caleres, Inc.	5,100	171,360
Camping World Holdings, Inc. Class A	3,700	119,325
Carvana Co. (a)	1,700	38,981
Cato Corp. Class A	2,500	36,850
Chico’s FAS, Inc.	15,000	135,600
Children’s Place, Inc.	2,062	278,886
Citi Trends, Inc.	1,600	49,456
Conn’s, Inc. (a) (b)	2,143	72,862
Container Store Group, Inc. (a)	1,900	10,336
Dick’s Sporting Goods, Inc.	10,144	355,547
DSW, Inc. Class A	7,700	172,942

Security Description	Shares	Value

Express, Inc. (a)	8,949	$64,075
Finish Line, Inc. Class A	4,600	62,284
Five Below, Inc. (a)	6,454	473,336
Floor & Decor Holdings, Inc. Class A (a)	3,800	198,056
Francesca’s Holdings Corp. (a)	4,275	20,520
GameStop Corp. Class A	12,065	152,260
Genesco, Inc. (a)	2,305	93,583
GNC Holdings, Inc. Class A (a) (b)	7,478	28,865
Group 1 Automotive, Inc.	2,352	153,680
Guess?, Inc.	7,000	145,180
Haverty Furniture Cos., Inc.	2,200	44,330
Hibbett Sports, Inc. (a)	2,434	58,294
Hudson, Ltd. Class A (a)	4,800	76,368
J. Jill, Inc. (a) (b)	1,400	6,188
Kirkland’s, Inc. (a)	1,500	14,535
Lithia Motors, Inc. Class A	2,814	282,863
Lumber Liquidators Holdings, Inc. (a) (b)	3,276	78,362
MarineMax, Inc. (a)	2,678	52,087
Michaels Cos., Inc. (a)	13,585	267,760
Monro, Inc.	3,798	203,573
Murphy USA, Inc. (a)	3,886	282,901
National Vision Holdings, Inc. (a)	3,600	116,316
Office Depot, Inc.	59,698	128,351
Party City Holdco, Inc. (a) (b)	4,200	65,520
Penske Automotive Group, Inc.	4,277	189,599
Pier 1 Imports, Inc.	9,300	29,946
Rent-A-Center, Inc.	5,000	43,150
RH (a) (b)	2,429	231,435
Sally Beauty Holdings, Inc. (a)	15,507	255,090
Shoe Carnival, Inc.	1,300	30,940
Signet Jewelers, Ltd.	7,300	281,196
Sleep Number Corp. (a)	4,676	164,361
Sonic Automotive, Inc. Class A	2,900	54,955
Sportsman’s Warehouse Holdings, Inc. (a) (b)	6,500	26,520
Tailored Brands, Inc.	5,752	144,145
Tile Shop Holdings, Inc.	4,619	27,714
Tilly’s, Inc. Class A	1,300	14,690
Urban Outfitters, Inc. (a)	10,014	370,118
Vitamin Shoppe, Inc. (a) (b)	2,500	10,875
Williams-Sonoma, Inc. (b)	10,148	535,409
Winmark Corp.	274	35,839
Zumiez, Inc. (a)	2,100	50,190

		10,234,109

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.3%
3D Systems Corp. (a)	13,100	151,829
Avid Technology, Inc. (a)	3,200	14,528
CPI Card Group, Inc. (b)	253	763
Cray, Inc. (a)	4,666	96,586
Diebold Nixdorf, Inc. (b)	8,851	136,305
Eastman Kodak Co. (a)	1,900	10,165
Electronics For Imaging, Inc. (a)	5,405	147,719
Immersion Corp. (a) (b)	3,435	41,048
Intevac, Inc. (a)	2,300	15,870
NCR Corp. (a)	14,667	462,304

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

Pure Storage, Inc. Class A (a)	11,600	$231,420
Quantum Corp. (a)	3,300	12,012
Stratasys, Ltd. (a)	6,082	122,735
Super Micro Computer, Inc. (a)	4,572	77,724
USA Technologies, Inc. (a)	5,700	51,300

		1,572,308

TEXTILES,APPAREL & LUXURY GOODS — 0.8%
Carter’s, Inc.	5,677	590,975
Columbia Sportswear Co.	3,565	272,473
Crocs, Inc. (a)	8,100	131,625
Culp, Inc.	1,300	39,715
Deckers Outdoor Corp. (a)	3,838	345,535
Delta Apparel, Inc. (a)	800	14,416
Fossil Group, Inc. (a)	5,200	66,040
G-III Apparel Group, Ltd. (a)	5,081	191,452
Iconix Brand Group, Inc. (a)	5,900	6,549
Lululemon Athletica, Inc. (a)	11,532	1,027,732
Movado Group, Inc.	1,800	69,120
Oxford Industries, Inc.	1,930	143,901
Perry Ellis International, Inc. (a)	1,400	36,120
Sequential Brands Group, Inc. (a) (b)	4,610	9,612
Skechers U.S.A., Inc. Class A (a)	15,747	612,401
Steven Madden, Ltd.	7,042	309,144
Superior Uniform Group, Inc.	1,000	26,270
Unifi, Inc. (a)	1,800	65,250
Vera Bradley, Inc. (a)	2,300	24,403
Wolverine World Wide, Inc.	11,480	331,772

		4,314,505

THRIFTS & MORTGAGE FINANCE — 1.1%
BankFinancial Corp.	1,700	28,866
Bear State Financial, Inc.	2,400	24,600
Beneficial Bancorp, Inc.	8,300	129,065
BofI Holding, Inc. (a)	7,200	291,816
BSB Bancorp, Inc. (a)	979	29,958
Capitol Federal Financial, Inc.	15,500	191,425
Charter Financial Corp.	1,400	28,546
Clifton Bancorp, Inc.	2,120	33,178
Dime Community Bancshares, Inc.	3,700	68,080
Entegra Financial Corp. (a)	800	23,200
ESSA Bancorp, Inc.	1,000	14,670
Essent Group, Ltd. (a)	9,900	421,344
Federal Agricultural Mortgage Corp. Class C	1,045	90,936
First Defiance Financial Corp.	1,248	71,535
Flagstar Bancorp, Inc. (a)	2,500	88,500
Greene County Bancorp, Inc.	400	14,680
Hingham Institution for Savings	197	40,582
Home Bancorp, Inc.	700	30,219
HomeStreet, Inc. (a)	3,174	90,935
Impac Mortgage Holdings, Inc. (a) (b)	1,089	8,603
Kearny Financial Corp.	9,300	120,900
LendingTree, Inc. (a) (b)	791	259,567
Luther Burbank Corp.	2,600	31,226
Malvern Bancorp, Inc. (a)	600	15,600
Merchants Bancorp	700	15,050

Security Description	Shares	Value

Meridian Bancorp, Inc.	5,600	$112,840
Meta Financial Group, Inc.	1,081	118,045
MGIC Investment Corp. (a)	44,600	579,800
Nationstar Mortgage Holdings, Inc. (a)	3,400	61,064
New York Community Bancorp, Inc.	57,323	746,919
NMI Holdings, Inc. Class A (a)	6,600	109,230
Northfield Bancorp, Inc.	4,900	76,489
Northwest Bancshares, Inc.	11,300	187,128
OceanFirst Financial Corp.	4,907	131,262
Oconee Federal Financial Corp. (b)	100	2,881
Ocwen Financial Corp. (a)	13,000	53,560
Oritani Financial Corp.	4,600	70,610
PCSB Financial Corp. (a)	2,100	44,058
PennyMac Financial Services, Inc. Class A (a)	1,900	43,035
PHH Corp. (a)	3,700	38,702
Provident Bancorp, Inc. (a)	400	10,620
Provident Financial Holdings, Inc.	1,227	22,197
Provident Financial Services, Inc.	7,400	189,366
Prudential Bancorp, Inc.	900	16,326
Radian Group, Inc.	26,100	496,944
Riverview Bancorp, Inc.	2,500	23,350
SI Financial Group, Inc.	1,300	18,720
Southern Missouri Bancorp, Inc.	1,100	40,260
Sterling Bancorp, Inc.	2,100	28,371
Territorial Bancorp, Inc.	855	25,359
TFS Financial Corp.	6,329	92,973
Timberland Bancorp, Inc.	1,100	33,440
TrustCo Bank Corp. NY	10,600	89,570
United Community Financial Corp.	5,700	56,202
United Financial Bancorp, Inc.	5,800	93,960
Walker & Dunlop, Inc.	3,300	196,086
Washington Federal, Inc.	10,417	360,428
Waterstone Financial, Inc.	3,000	51,900
Western New England Bancorp, Inc.	3,100	33,015
WSFS Financial Corp.	3,600	172,440

		6,590,231

TOBACCO — 0.1%
Turning Point Brands, Inc.	600	11,664
Universal Corp.	2,941	142,638
Vector Group, Ltd. (b)	11,797	240,541

		394,843

TRADING COMPANIES & DISTRIBUTORS — 1.2%
Air Lease Corp.	11,740	500,359
Aircastle, Ltd.	5,500	109,230
Applied Industrial Technologies, Inc.	4,715	343,723
Beacon Roofing Supply, Inc. (a)	8,149	432,467
BMC Stock Holdings, Inc. (a)	7,925	154,934
CAI International, Inc. (a)	1,800	38,268
DXP Enterprises, Inc. (a)	1,800	70,110
EnviroStar, Inc.	700	27,475
Foundation Building Materials, Inc. (a)	1,700	25,347
GATX Corp.	4,585	314,027
GMS, Inc. (a)	4,200	128,352

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value

H&E Equipment Services, Inc.	3,700	$142,413
HD Supply Holdings, Inc. (a)	22,530	854,788
Herc Holdings, Inc. (a)	2,938	190,823
Huttig Building Products, Inc. (a)	2,800	14,644
Kaman Corp.	3,299	204,934
Lawson Products, Inc. (a)	800	20,200
MRC Global, Inc. (a)	10,700	175,908
MSC Industrial Direct Co., Inc. Class A	5,297	485,788
Nexeo Solutions, Inc. (a)	3,100	33,170
NOW, Inc. (a)	12,500	127,750
Rush Enterprises, Inc. Class A (a)	3,600	152,964
Rush Enterprises, Inc. Class B (a)	600	24,228
SiteOne Landscape Supply, Inc. (a)	4,100	315,864
Textainer Group Holdings, Ltd. (a)	3,200	54,240
Titan Machinery, Inc. (a)	2,200	51,832
Triton International, Ltd.	5,700	174,420
Univar, Inc. (a)	13,901	385,753
Veritiv Corp. (a)	1,291	50,607
Watsco, Inc.	3,636	658,007
WESCO International, Inc. (a)	5,628	349,217
Willis Lease Finance Corp. (a)	400	13,712

		6,625,554

TRANSPORTATION INFRASTRUCTURE — 0.1%
Macquarie Infrastructure Corp.	9,620	355,267

WATER UTILITIES — 0.3%
American States Water Co.	4,346	230,599
Aqua America, Inc.	21,464	731,064
AquaVenture Holdings, Ltd. (a)	1,400	17,388
Artesian Resources Corp. Class A	851	31,044
Cadiz, Inc. (a) (b)	2,400	32,400
California Water Service Group	5,776	215,156
Connecticut Water Service, Inc.	1,400	84,742
Consolidated Water Co., Ltd.	1,700	24,735
Evoqua Water Technologies Corp. (a)	5,900	125,611
Global Water Resources, Inc.	1,200	10,764
Middlesex Water Co.	1,800	66,060
Pure Cycle Corp. (a)	2,000	18,900
SJW Group	1,900	100,149
York Water Co.	1,500	46,500

		1,735,112

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Boingo Wireless, Inc. (a)	4,400	108,988
Shenandoah Telecommunications Co.	5,550	199,800
Spok Holdings, Inc.	2,200	32,890
Sprint Corp. (a) (b)	77,074	376,121
Telephone & Data Systems, Inc.	11,900	333,557
T-Mobile US, Inc. (a)	36,595	2,233,759
United States Cellular Corp. (a)	1,600	64,304

		3,349,419

TOTAL COMMON STOCKS (Cost $534,383,921)		573,955,868

Security Description	Shares	Value

RIGHTS — 0.0% (e)
BIOTECHNOLOGY — 0.0% (e)
Dyax Corp. (CVR) (expiring 12/31/19) (a) (f)	1,009	$2,472
Tobira Therapeutics, Inc. (CVR) (expiring 12/31/28) (a) (f)	200	2,354

		4,826

DIVERSIFIED FINANCIAL SERVICES — 0.0% (e)
NewStar Financial, Inc. (CVR) (a) (f)	2,400	1,181

ELECTRICAL EQUIPMENT — 0.0% (e)
Babcock & Wilcox Enterprises, Inc. (a) (b) (f)	5,187	9,949

MEDIA — 0.0% (e)
Media General, Inc. (CVR) (a) (f)	6,500	650

TOTAL RIGHTS (Cost $2,313)		16,606

SHORT-TERM INVESTMENTS — 4.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	9,579,931	9,579,931
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	14,366,919	14,366,919

TOTAL SHORT-TERM INVESTMENTS (Cost $23,946,850)		23,946,850

TOTAL INVESTMENTS — 104.0% (Cost $558,333,084)		597,919,324

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.0)%		(23,153,619)

NET ASSETS — 100.0%		$574,765,705

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Portfolio’s net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $16,606, representing less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

NVDR = Non Voting Depositary Receipt

  REIT = Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation

E-mini S&P MidCap 400 Index (long)	31	06/15/2018	$6,050,807	$5,837,610	$(213,197)
E-mini Russell 2000 Index (long)	56	06/15/2018	4,416,806	4,287,360	$(129,446)

Total unrealized depreciation on open futures contracts purchased					$(342,643)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$8,760,748	$—	$—	$8,760,748
Air Freight & Logistics	2,239,778	—	—	2,239,778
Airlines	2,429,433	—	—	2,429,433
Auto Components	6,675,376	—	—	6,675,376
Automobiles	5,125,601	—	—	5,125,601
Banks	40,627,645	—	—	40,627,645
Beverages	624,940	—	—	624,940
Biotechnology	25,387,906	—	—	25,387,906
Building Products	6,034,427	—	—	6,034,427
Capital Markets	14,428,824	—	—	14,428,824
Chemicals	14,448,848	—	—	14,448,848
Commercial Services & Supplies	9,057,329	—	—	9,057,329
Communications Equipment	9,638,516	—	—	9,638,516
Construction & Engineering	3,984,026	—	—	3,984,026
Construction Materials	1,133,518	—	—	1,133,518

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total

Consumer Finance	$4,751,107	$—	$—		$4,751,107
Containers & Packaging	4,961,297	—	—		4,961,297
Distributors	844,093	—	—		844,093
Diversified Consumer Services	5,115,743	—	—		5,115,743
Diversified Financial Services	1,312,795	—	—		1,312,795
Diversified Telecommunication Services	1,897,885	—	—		1,897,885
Electric Utilities	5,821,175	—	—		5,821,175
Electrical Equipment	4,010,408	—	—		4,010,408
Electronic Equipment, Instruments & Components	16,284,015	—	—		16,284,015
Energy Equipment & Services	5,259,264	—	—		5,259,264
Equity Real Estate Investment Trusts (REITS)	15,280,997	—	—		15,280,997
Food & Staples Retailing	3,224,162	—	—		3,224,162
Food Products	9,043,497	—	—		9,043,497
Gas Utilities	5,325,600	—	—		5,325,600
Health Care Equipment & Supplies	16,165,064	—	—		16,165,064
Health Care Providers & Services	8,330,988	—	—		8,330,988
Health Care Technology	3,458,157	—	—		3,458,157
Hotels, Restaurants & Leisure	19,860,510	—	—		19,860,510
Household Durables	6,020,086	—	—		6,020,086
Household Products	1,458,255	—	—		1,458,255
Independent Power Producers & Energy Traders	1,541,629	—	—		1,541,629
Industrial Conglomerates	921,365	—	—		921,365
Insurance	22,046,623	—	—		22,046,623
Internet & Catalog Retail	2,915,025	—	—		2,915,025
Internet Software & Services	16,493,068	—	—		16,493,068
IT Services	23,105,463	—	—		23,105,463
Leisure Equipment & Products	2,253,990	—	—		2,253,990
Life Sciences Tools & Services	4,469,555	—	—		4,469,555
Machinery	22,493,660	—	—		22,493,660
Marine	799,912	—	—		799,912
Media	12,243,625	—	—		12,243,625
Metals & Mining	8,197,320	—	0	(a)	8,197,320
Mortgage Real Estate Investment Trust (REITs)	4,786,972	—	—		4,786,972
Multi-Utilities	2,459,956	—	—		2,459,956
Multiline Retail	825,800	—	—		825,800
Oil, Gas & Consumable Fuels	19,096,683	—	—		19,096,683
Paper & Forest Products	1,903,754	—	—		1,903,754
Personal Products	1,992,794	—	—		1,992,794
Pharmaceuticals	5,130,279	—	—		5,130,279
Professional Services	7,606,961	—	—		7,606,961
Real Estate Investment Trusts (REITs)	29,113,071	—	—		29,113,071
Real Estate Management & Development	3,288,463	—	—		3,288,463
Road & Rail	5,071,980	—	—		5,071,980
Semiconductors & Semiconductor Equipment	21,453,274	—	—		21,453,274
Software	29,551,285	—	—		29,551,285
Specialty Retail	10,234,109	—	—		10,234,109
Technology Hardware, Storage & Peripherals	1,572,308	—	—		1,572,308
Textiles, Apparel & Luxury Goods	4,314,505	—	—		4,314,505
Thrifts & Mortgage Finance	6,590,231	—	—		6,590,231
Tobacco	394,843	—	—		394,843
Trading Companies & Distributors	6,625,554	—	—		6,625,554
Transportation Infrastructure	355,267	—	—		355,267
Water Utilities	1,735,112	—	—		1,735,112

See accompanying notes to schedules of investments.

State Street Small/Mid Cap Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total

Wireless Telecommunication Services	$3,349,419	$—	$—	$3,349,419
Rights
Biotechnology	—	4,826	—	4,826
Diversified Financial Services	—	1,181	—	1,181
Electrical Equipment	—	9,949	—	9,949
Media	—	650	—	650
Short-Term Investments	23,946,850	—	—	23,946,850

TOTAL INVESTMENTS	$597,902,718	$16,606	$—	$597,919,324

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$597,560,075	$16,606	$0	$597,576,681

LIABILITIES:
Futures Contracts (b)	(342,643)	—	—	(342,643)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(342,643)	$—	$0	$(342,643)

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,226,262	$8,226,262	$129,927,990	$128,574,321	$—	$—	9,579,931	$9,579,931	$34,618	$—
State Street Navigator Securities Lending Government Money Market Portfolio	7,878,272	7,878,272	32,676,577	26,187,930	—	—	14,366,919	14,366,919	72,194	—

Total		$16,104,534	$162,604,567	$154,762,251	$—	$—		$23,946,850	$106,812	$—

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AEROSPACE & DEFENSE — 8.0%
General Dynamics Corp.	256	$56,550
Harris Corp.	131	21,128
Huntington Ingalls Industries, Inc.	197	50,779
Lockheed Martin Corp.	142	47,986
Raytheon Co.	203	43,811
Spirit AeroSystems Holdings, Inc. Class A	610	51,057
United Technologies Corp.	211	26,548

		297,859

AIR FREIGHT & LOGISTICS — 0.9%
United Parcel Service, Inc. Class B	332	34,747

BANKS — 5.3%
BB&T Corp.	717	37,313
Citigroup, Inc.	345	23,287
JPMorgan Chase & Co.	482	53,006
PNC Financial Services Group, Inc.	354	53,539
US Bancorp	617	31,158

		198,303

BEVERAGES — 2.0%
Coca-Cola Co.	827	35,917
PepsiCo, Inc.	355	38,748

		74,665

BIOTECHNOLOGY — 1.1%
Amgen, Inc.	240	40,915

CAPITAL MARKETS — 1.9%
Bank of New York Mellon Corp.	587	30,248
S&P Global, Inc.	208	39,741

		69,989

COMMERCIAL SERVICES & SUPPLIES — 3.7%
KAR Auction Services, Inc.	750	40,650
Republic Services, Inc.	665	44,043
Waste Management, Inc.	619	52,070

		136,763

COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	1,346	57,730
Motorola Solutions, Inc.	473	49,807

		107,537

CONSUMER FINANCE — 1.1%
American Express Co.	448	41,790

CONTAINERS & PACKAGING — 0.5%
Avery Dennison Corp.	193	20,506

DIVERSIFIED CONSUMER SERVICES — 0.8%
H&R Block, Inc.	1,128	28,663

ELECTRIC UTILITIES — 5.9%
American Electric Power Co., Inc.	543	37,244
Eversource Energy	732	43,130
Exelon Corp.	1,217	47,475
Pinnacle West Capital Corp.	582	46,444
PPL Corp.	1,098	31,062
Xcel Energy, Inc.	363	16,509

		221,864

Security Description	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Corning, Inc.	1,338	$37,303
TE Connectivity, Ltd.	523	52,248

		89,551

FOOD & STAPLES RETAILING — 2.5%
Sysco Corp.	811	48,628
Walmart, Inc.	524	46,620

		95,248

FOOD PRODUCTS — 1.3%
Tyson Foods, Inc. Class A	655	47,940

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Abbott Laboratories	727	43,562
Baxter International, Inc.	1,026	66,731

		110,293

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Express Scripts Holding Co. (a)	444	30,672
HCA Healthcare, Inc.	432	41,904
Quest Diagnostics, Inc.	368	36,910
UnitedHealth Group, Inc.	241	51,574

		161,060

HOTELS, RESTAURANTS & LEISURE — 3.2%
Carnival Corp.	676	44,332
Darden Restaurants, Inc.	527	44,927
McDonald’s Corp.	189	29,556

		118,815

HOUSEHOLD PRODUCTS — 3.1%
Colgate-Palmolive Co.	423	30,321
Kimberly-Clark Corp.	343	37,775
Procter & Gamble Co.	605	47,964

		116,060

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	191	41,928
Honeywell International, Inc.	231	33,382

		75,310

INSURANCE — 5.4%
Allstate Corp.	494	46,831
Everest Re Group, Ltd.	97	24,912
FNF Group	295	11,806
Hartford Financial Services Group, Inc.	525	27,048
Marsh & McLennan Cos., Inc.	397	32,788
Principal Financial Group, Inc.	250	15,227
Reinsurance Group of America, Inc.	74	11,396
Travelers Cos., Inc.	214	29,716

		199,724

IT SERVICES — 4.9%
Accenture PLC Class A	271	41,598
Amdocs, Ltd.	568	37,897
Broadridge Financial Solutions, Inc.	252	27,642
International Business Machines Corp.	297	45,569

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Paychex, Inc.	519	$31,965

		184,671

LIFE SCIENCES TOOLS & SERVICES — 4.0%
Agilent Technologies, Inc.	1,033	69,108
PerkinElmer, Inc.	455	34,453
Thermo Fisher Scientific, Inc.	218	45,008

		148,569

MACHINERY — 1.9%
Cummins, Inc.	134	21,720
Illinois Tool Works, Inc.	179	28,042
Stanley Black & Decker, Inc.	135	20,682

		70,444

MEDIA — 2.3%
Comcast Corp. Class A	1,282	43,806
Time Warner, Inc.	451	42,656

		86,462

MORTGAGE REAL ESTATE INVESTMENT TRUST (REITS) — 1.0%
AGNC Investment Corp. REIT	2,007	37,972

MULTI-UTILITIES — 3.9%
Ameren Corp.	289	16,366
CenterPoint Energy, Inc.	1,519	41,621
DTE Energy Co.	402	41,969
Public Service Enterprise Group, Inc.	935	46,974

		146,930

OIL, GAS & CONSUMABLE FUELS — 0.6%
Valero Energy Corp.	255	23,656

PHARMACEUTICALS — 4.5%
Eli Lilly & Co.	533	41,238
Johnson & Johnson	394	50,491
Merck & Co., Inc.	719	39,164
Pfizer, Inc.	1,040	36,910

		167,803

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.2%
Annaly Capital Management, Inc. REIT	4,235	44,171

ROAD & RAIL — 1.4%
Ryder System, Inc.	391	28,461
Union Pacific Corp.	177	23,794

		52,255

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.6%
Intel Corp.	1,129	58,798

Security Description	Shares	Value
Maxim Integrated Products, Inc.	354	$21,318
Texas Instruments, Inc.	520	54,023

		134,139

SOFTWARE — 0.7%
Intuit, Inc.	143	24,789

SPECIALTY RETAIL — 2.0%
Best Buy Co., Inc.	580	40,594
Home Depot, Inc.	188	33,509

		74,103

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.3%
Apple, Inc.	292	48,992
HP, Inc.	1,613	35,357

		84,349

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Carter’s, Inc.	296	30,813
PVH Corp.	239	36,192

		67,005

TOBACCO — 1.2%
Altria Group, Inc.	713	44,434

TOTAL COMMON STOCKS
(Cost $3,169,811)		3,679,354

SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c)
(Cost $61,963)	61,963	61,963

TOTAL INVESTMENTS — 100.3%
(Cost $3,231,774)		3,741,317

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(11,086)

NET ASSETS — 100.0%		$3,730,231

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

See accompanying notes to schedules of investments.

State Street Disciplined U.S. Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Aerospace & Defense	$297,859	$—	$—	$297,859
Air Freight & Logistics	34,747	—	—	34,747
Banks	198,303	—	—	198,303
Beverages	74,665	—	—	74,665
Biotechnology	40,915	—	—	40,915
Capital Markets	69,989	—	—	69,989
Commercial Services & Supplies	136,763	—	—	136,763
Communications Equipment	107,537	—	—	107,537
Consumer Finance	41,790	—	—	41,790
Containers & Packaging	20,506	—	—	20,506
Diversified Consumer Services	28,663	—	—	28,663
Electric Utilities	221,864	—	—	221,864
Electronic Equipment, Instruments & Components	89,551	—	—	89,551
Food & Staples Retailing	95,248	—	—	95,248
Food Products	47,940	—	—	47,940
Health Care Equipment & Supplies	110,293	—	—	110,293
Health Care Providers & Services	161,060	—	—	161,060
Hotels, Restaurants & Leisure	118,815	—	—	118,815
Household Products	116,060	—	—	116,060
Industrial Conglomerates	75,310	—	—	75,310
Insurance	199,724	—	—	199,724
IT Services	184,671	—	—	184,671
Life Sciences Tools & Services	148,569	—	—	148,569
Machinery	70,444	—	—	70,444
Media	86,462	—	—	86,462
Mortgage Real Estate Investment Trust (REITs)	37,972	—	—	37,972
Multi-Utilities	146,930	—	—	146,930
Oil, Gas & Consumable Fuels	23,656	—	—	23,656
Pharmaceuticals	167,803	—	—	167,803
Real Estate Investment Trusts (REITs)	44,171	—	—	44,171
Road & Rail	52,255	—	—	52,255
Semiconductors & Semiconductor Equipment	134,139	—	—	134,139
Software	24,789	—	—	24,789
Specialty Retail	74,103	—	—	74,103
Technology Hardware, Storage & Peripherals	84,349	—	—	84,349
Textiles, Apparel & Luxury Goods	67,005	—	—	67,005
Tobacco	44,434	—	—	44,434
Short-Term Investment	61,963	—	—	61,963

TOTAL INVESTMENTS	$3,741,317	$—	$—	$3,741,317

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,567	$8,567	$86,206	$32,810	$—	$—	61,963	$61,963	$128	$—

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 12.2%
BHP Billiton, Ltd. (a)	745	$16,492
Caltex Australia, Ltd. (a)	848	20,572
CIMIC Group, Ltd. (a)	1,245	42,794
Coca-Cola Amatil, Ltd.	6,428	42,748
Cochlear, Ltd. (a)	337	47,269
Insurance Australia Group, Ltd. (a)	6,623	38,297
Macquarie Group, Ltd. (a)	621	49,452
Mirvac Group REIT (a)	24,763	41,100
Qantas Airways, Ltd. (a)	10,558	47,571
South32, Ltd. (a)	17,065	42,831
Stockland REIT (a)	13,540	41,959

		431,085

DENMARK — 4.4%
Danske Bank A/S (a)	1,149	43,035
H Lundbeck A/S (a)	541	30,375
Novo Nordisk A/S Class B (a)	954	46,905
Tryg A/S (a)	1,536	35,774

		156,089

FINLAND — 1.0%
Stora Enso Oyj Class R (a) (b)	1,843	33,870

FRANCE — 4.0%
Eutelsat Communications SA (a)	1,178	23,337
Gecina SA REIT (a)	229	39,719
Sanofi (a)	282	22,617
Vinci SA (a)	549	54,048

		139,721

GERMANY — 5.1%
Allianz SE	192	43,306
CECONOMY AG (a)	1,312	15,077
Deutsche Lufthansa AG	1,359	43,355
Deutsche Post AG (a)	1,024	44,829
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	138	32,075

		178,642

HONG KONG — 8.4%
BOC Hong Kong Holdings, Ltd. (a)	7,500	36,793
CLP Holdings, Ltd. (a)	3,500	35,685
Hang Seng Bank, Ltd. (a)	2,100	48,792
Jardine Matheson Holdings, Ltd. (a)	400	24,650
Kerry Properties, Ltd. (a)	5,000	22,609
Link REIT (a)	5,500	47,144
Sun Hung Kai Properties, Ltd. (a)	3,000	47,618
WH Group, Ltd. (a) (c)	31,500	33,751

		297,042

ITALY — 1.2%
Eni SpA	2,466	43,333

JAPAN — 29.7%
Alfresa Holdings Corp. (a) (b)	1,500	33,889
Asahi Glass Co., Ltd.	1,000	41,420
Asahi Kasei Corp. (a)	3,000	40,118
Canon, Inc. (a)	1,300	47,186

Security Description	Shares	Value
Central Japan Railway Co. (a) (b)	200	$38,188
Daiwa House Industry Co., Ltd. (a)	900	34,689
Denso Corp. (a)	400	22,013
FUJIFILM Holdings Corp. (a)	1,100	43,950
Hitachi, Ltd. (a)	7,000	51,012
Honda Motor Co., Ltd	500	17,207
ITOCHU Corp. (a) (b)	2,200	42,982
Japan Airlines Co., Ltd. (a)	1,100	44,811
JXTG Holdings, Inc. (a)	2,550	15,554
Kajima Corp. (a)	5,000	47,031
Marubeni Corp. (a)	6,200	45,299
Mitsubishi Chemical Holdings Corp. (a)	3,200	31,173
Mitsubishi Corp. (a)	1,600	43,093
Mitsui & Co., Ltd. (a)	2,500	43,042
Mitsui Chemicals, Inc. (a)	1,600	50,825
Nippon Express Co., Ltd. (a)	500	33,099
Nippon Telegraph & Telephone Corp. (a)	900	42,010
NTT DOCOMO, Inc. (a)	1,900	48,463
Obayashi Corp. (a)	2,800	30,860
Shionogi & Co., Ltd. (a) (b)	400	20,840
Taisei Corp. (a)	800	41,053
Taisho Pharmaceutical Holdings Co., Ltd. (a) (b)	300	29,675
Tokyo Gas Co., Ltd.	1,300	34,489
Toyota Motor Corp. (a)	500	32,483

		1,046,454

NETHERLANDS — 5.5%
ABN AMRO Group NV (a) (c)	1,543	46,504
Aegon NV	6,425	43,270
Koninklijke Ahold Delhaize NV	1,867	44,182
NN Group NV (a)	1,114	49,471
Wolters Kluwer NV	207	10,995

		194,422

NORWAY — 2.6%
DNB ASA (a)	1,909	37,544
Telenor ASA (a)	2,336	53,041

		90,585

SINGAPORE — 3.4%
Oversea-Chinese Banking Corp., Ltd. (a)	5,000	49,249
StarHub, Ltd. (a) (b)	21,700	38,194
United Overseas Bank, Ltd. (a)	1,526	32,107

		119,550

SPAIN — 4.2%
ACS Actividades de Construccion y Servicios SA (a)	1,032	40,244
Aena SME SA (a) (c)	221	44,542
Enagas SA (a)	803	21,979
Endesa SA (a)	1,796	39,547

		146,312

SWEDEN — 2.3%
Nordea Bank AB (a)	2,159	23,032

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Swedish Match AB (a)	1,261	$56,975

		80,007

SWITZERLAND — 9.4%
ABB, Ltd. (a)	828	19,655
Adecco Group AG (a)	641	45,582
Baloise Holding AG (a)	300	45,818
Novartis AG (a)	564	45,541
Roche Holding AG (a)	188	43,055
Swiss Re AG	438	44,495
Swisscom AG (a)	94	46,556
Zurich Insurance Group AG (a) (d)	119	39,188

		329,890

UNITED KINGDOM — 5.1%
Centrica PLC	5,584	11,139
Direct Line Insurance Group PLC (a)	7,160	38,333
International Consolidated Airlines Group SA	3,820	32,980
Kingfisher PLC (a)	6,474	26,554
Lloyds Banking Group PLC (a)	40,362	36,709
Smith & Nephew PLC (a)	1,877	35,108

		180,823

TOTAL COMMON STOCKS
(Cost $3,204,571)		3,467,825

SHORT-TERM INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (e) (f)	44,770	44,770
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	187,414	187,414

TOTAL SHORT-TERM INVESTMENTS
(Cost $232,184)		232,184

TOTAL INVESTMENTS — 105.1%
(Cost $3,436,755)		3,700,009

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.1)%
		(180,817)

NET ASSETS — 100.0%		$3,519,192

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $3,014,906 representing 85.6% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT =Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
Description	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$42,748	$388,337	$—	$431,085
Denmark.	—	156,089	—	156,089
Finland	—	33,870	—	33,870
France	—	139,721	—	139,721
Germany	86,661	91,981	—	178,642
Hong Kong	—	297,042	—	297,042

See accompanying notes to schedules of investments.

State Street Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Italy	$43,333	$ —	$—	$43,333
Japan	93,116	953,338	—	1,046,454
Netherlands	98,447	95,975	—	194,422
Norway	—	90,585	—	90,585
Singapore	—	119,550	—	119,550
Spain	—	146,312	—	146,312
Sweden	—	80,007	—	80,007
Switzerland	44,495	285,395	—	329,890
United Kingdom	44,119	136,704	—	180,823
Short-Term Investments	232,184	—	—	232,184

TOTAL INVESTMENTS	$685,103	$3,014,906	$—	$3,700,009

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	7,213	$7,213	$98,096	$60,539	$—	$—	44,770	$ 44,770	$ 106	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	311,669	124,255	—	—	187,414	187,414	18,792	—

Total		$7,213	$409,765	$184,794	$—	$—		$232,184	$18,898	$—

See accompanying notes to schedules of investments.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Disciplined Global Equity Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Disciplined Global Equity Portfolio. The schedule of investments for the State Street Disciplined Global Equity Portfolio follows.

Security Description	Shares	Value
COMMON STOCKS — 98.2%
AUSTRALIA — 2.6%
CIMIC Group, Ltd. (a)	683	$23,476
Insurance Australia Group, Ltd. (a)	5,406	31,260
Macquarie Group, Ltd. (a)	61	4,858
Qantas Airways, Ltd. (a)	6,574	29,620
South32, Ltd. (a)	16,183	40,618

		129,832

CANADA — 2.8%
BCE, Inc.	859	36,939
Sun Life Financial, Inc.	592	24,295
TELUS Corp.	1,279	44,880
Toronto-Dominion Bank	598	33,911

		140,025

DENMARK — 1.3%
Danske Bank A/S (a)	1,803	67,530

FRANCE — 1.8%
Peugeot SA (a)	1,992	47,943
Sanofi (a)	544	43,629

		91,572

GERMANY — 0.5%
Allianz SE (a)	44	9,942
CECONOMY AG (a)	1,496	17,191

		27,133

HONG KONG — 6.6%
BOC Hong Kong Holdings, Ltd. (a)	12,000	58,868
CK Asset Holdings, Ltd. (a)	500	4,219
CLP Holdings, Ltd. (a)	6,500	66,273
Hang Seng Bank, Ltd. (a)	2,100	48,792
Jardine Matheson Holdings, Ltd. (a)	400	24,650
Link REIT (a)	6,500	55,715
Sun Hung Kai Properties, Ltd. (a)	3,000	47,618
WH Group, Ltd. (a) (b)	23,000	24,644

		330,779

ITALY — 0.7%
Enel SpA (a)	5,469	33,450

JAPAN — 16.3%
Canon, Inc. (a)	300	10,889
Daiwa House Industry Co., Ltd. (a)	800	30,835
FUJIFILM Holdings Corp. (a)	900	35,959
Fujitsu, Ltd. (a)	5,000	30,400
Hitachi, Ltd. (a)	9,000	65,586
Honda Motor Co., Ltd. (a)	300	10,390
ITOCHU Corp. (a)	2,300	44,936
Japan Airlines Co., Ltd. (a)	1,100	44,811
Kajima Corp. (a)	5,000	47,031
Kirin Holdings Co., Ltd. (a)	2,000	53,272
Marubeni Corp. (a)	5,900	43,107

Security Description	Shares	Value
Mitsubishi Materials Corp. (a)	600	$17,795
Mitsui & Co., Ltd. (a)	4,600	79,197
Mitsui Chemicals, Inc. (a)	1,200	38,119
Nippon Telegraph & Telephone Corp. (a)	1,200	56,013
NTT DOCOMO, Inc. (a)	2,000	51,013
Sekisui Chemical Co., Ltd. (a)	2,300	40,356
Taisei Corp. (a)	1,200	61,579
Toyota Motor Corp. (a)	900	58,469

		819,757

NETHERLANDS — 0.6%
Koninklijke Ahold Delhaize NV (a)	1,333	31,571

NORWAY — 1.0%
Statoil ASA (a)	2,169	51,256

SINGAPORE — 1.0%
Ascendas REIT (a)	6,500	13,091
Oversea-Chinese Banking Corp., Ltd. (a)	2,000	19,700
UOL Group, Ltd. (a)	2,485	16,292

		49,083

SPAIN — 0.6%
ACS Actividades de Construccion y Servicios SA (a)	817	31,860

SWEDEN — 1.3%
Swedish Match AB (a)	1,444	65,243

SWITZERLAND — 4.2%
Sonova Holding AG (a)	72	11,428
Swiss Re AG (a)	495	50,438
Swisscom AG (a)	98	48,537
TE Connectivity, Ltd.	663	66,234
Zurich Insurance Group AG (a) (c)	100	32,931

		209,568

UNITED KINGDOM — 0.9%
Direct Line Insurance Group PLC (a)	8,421	45,084

UNITED STATES — 56.0%
Agilent Technologies, Inc.	1,021	68,305
AGNC Investment Corp. REIT	2,977	56,325
Allstate Corp.	556	52,709
Altria Group, Inc.	478	29,789
Ameren Corp.	768	43,492
American Express Co.	319	29,756
Annaly Capital Management, Inc. REIT	5,205	54,288
Anthem, Inc.	235	51,630
Apple, Inc.	173	29,026
Avery Dennison Corp.	522	55,463
Bank of New York Mellon Corp.	951	49,005
Baxter International, Inc.	1,135	73,820
BB&T Corp.	686	35,700
CA, Inc.	837	28,374
Carnival Corp.	849	55,677
CenterPoint Energy, Inc.	1,662	45,539
Cisco Systems, Inc.	834	35,770
Coca-Cola Co.	1,381	59,977
Cognizant Technology Solutions Corp. Class A	598	48,139
Corning, Inc.	870	24,256
Cummins, Inc.	393	63,701

See accompanying notes to financial statements.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
DTE Energy Co.	492	$51,365
Eli Lilly & Co.	481	37,215
Exelon Corp.	1,239	48,333
Express Scripts Holding Co. (c)	435	30,050
H&R Block, Inc.	193	4,904
Harris Corp.	439	70,802
HCA Healthcare, Inc.	522	50,634
Home Depot, Inc.	221	39,391
HP, Inc.	2,260	49,539
Humana, Inc.	92	24,732
IDEXX Laboratories, Inc. (c)	175	33,493
International Business Machines Corp.	379	58,150
Johnson & Johnson	458	58,693
JPMorgan Chase & Co.	642	70,601
Lockheed Martin Corp.	167	56,434
Maxim Integrated Products, Inc.	751	45,225
McDonald’s Corp.	373	58,330
Merck & Co., Inc.	809	44,066
Motorola Solutions, Inc.	684	72,025
PepsiCo, Inc.	473	51,628
Pfizer, Inc.	404	14,338
PNC Financial Services Group, Inc.	476	71,990
Procter & Gamble Co.	421	33,377
Prudential Financial, Inc.	103	10,666
Public Service Enterprise Group, Inc.	846	42,503
PVH Corp.	466	70,566
Quest Diagnostics, Inc.	580	58,174
Raytheon Co.	260	56,113
Republic Services, Inc.	211	13,975
Synopsys, Inc. (c)	404	33,629
Sysco Corp.	659	39,514
Texas Instruments, Inc.	678	70,437
TJX Cos., Inc.	305	24,876
Torchmark Corp.	401	33,752
Tyson Foods, Inc. Class A	785	57,454
United Parcel Service, Inc. Class B	447	46,783
UnitedHealth Group, Inc.	266	56,924
US Bancorp	469	23,685

Security Description	Shares	Value
Walmart, Inc.	654	$58,186
Waste Management, Inc.	713	59,978

		2,823,271

TOTAL COMMON STOCKS (Cost $4,394,693)		4,947,014

SHORT-TERM INVESTMENT — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e)
(Cost $65,532)	65,532	65,532

TOTAL INVESTMENTS — 99.5% (Cost $4,460,225)		5,012,546

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		26,149

NET ASSETS — 100.0%		$5,038,695

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,917,484 representing 38.1% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

REIT = Real Estate Investment Trust

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$ 129,832	$—	$ 129,832
Canada	140,025	—	—	140,025
Denmark	—	67,530	—	67,530
France	—	91,572	—	91,572
Germany	—	27,133	—	27,133
Hong Kong	—	330,779	—	330,779
Italy	—	33,450	—	33,450
Japan	—	819,757	—	819,757
Netherlands	—	31,571	—	31,571
Norway	—	51,256	—	51,256

See accompanying notes to financial statements.

State Street Disciplined Global Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Singapore	$—	$ 49,083	$—	$49,083
Spain	—	31,860	—	31,860
Sweden	—	65,243	—	65,243
Switzerland	66,234	143,334	—	209,568
United Kingdom	—	45,084	—	45,084
United States	2,823,271	—	—	2,823,271
Short-Term Investment	65,532	—	—	65,532

TOTAL INVESTMENTS	$3,095,062	$1,917,484	$—	$5,012,546

Affiliate Table

	Number of Shares Held at 6/30/17	Value at 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,785	$23,785	$565,523	$523,776	$—	$—	65,532	$65,532	$448	$—

See accompanying notes to financial statements.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
BRAZIL — 7.1%
Ambev SA	516,485	$3,740,460
Atacadao Distribuicao Comercio e Industria Ltda (a)	45,000	203,093
B3 SA - Brasil Bolsa Balcao	225,192	1,808,393
Banco Bradesco SA Preference Shares	334,589	3,976,491
Banco Bradesco SA	100,568	1,164,054
Banco do Brasil SA	94,298	1,164,113
Banco Santander Brasil SA	45,800	549,969
BB Seguridade Participacoes SA	75,937	668,756
BR Malls Participacoes SA	87,303	306,018
Braskem SA Class A, Preference Shares	19,200	277,290
BRF SA (a)	49,123	337,429
CCR SA	131,969	496,333
Centrais Eletricas Brasileiras SA (a)	24,000	151,643
Centrais Eletricas Brasileiras SA Class B, Preference Shares	25,600	185,630
Cia Brasileira de Distribuicao Preference Shares	16,700	334,392
Cia de Saneamento Basico do Estado de Sao Paulo	37,000	389,638
Cia Energetica de Minas Gerais Preference Shares	77,300	199,088
Cia Energetica de Minas Gerais (a)	14,526	37,543
Cia Energetica de Minas Gerais (a)	837	1,987
Cia Siderurgica Nacional SA (a)	68,800	182,164
Cielo SA	134,256	835,767
Cosan SA Industria e Comercio	17,700	221,064
EDP - Energias do Brasil SA	33,550	134,357
Embraer SA	73,317	475,382
Engie Brasil Energia SA	17,870	210,552
Equatorial Energia SA	21,500	462,526
Fibria Celulose SA	27,435	536,797
Gerdau SA Preference Shares	113,900	531,186
Hypera SA	38,400	417,783
Itau Unibanco Holding SA Preference Shares	353,741	5,461,082
Itausa - Investimentos Itau SA Preference Shares	433,505	1,798,662
Itausa - Investimentos Itau SA	248	1,045
Itausa - Investimentos Itau SA (a)	5	21
Itausa - Investimentos Itau SA (a)	9,997	41,479
JBS SA	89,000	250,376
Klabin SA	63,907	398,025
Kroton Educacional SA	153,221	626,972
Localiza Rent a Car SA	53,985	466,497
Lojas Americanas SA Preference Shares	80,373	455,599
Lojas Renner SA	77,492	800,894
M Dias Branco SA	11,300	173,430
Multiplan Empreendimentos Imobiliarios SA	9,418	194,617
Natura Cosmeticos SA	18,900	181,971

Security Description	Shares	Value
Odontoprev SA	29,500	$132,517
Petroleo Brasileiro SA Preference Shares (a)	427,998	2,757,082
Petroleo Brasileiro SA (a)	325,214	2,285,774
Porto Seguro SA	12,600	184,094
Qualicorp SA	24,636	165,149
Raia Drogasil SA	24,700	555,891
Rumo SA (a)	119,322	472,104
Sul America SA	23,033	152,116
Suzano Papel e Celulose SA	49,600	497,850
Telefonica Brasil SA Preference Shares	49,255	746,917
TIM Participacoes SA	89,400	387,339
Transmissora Alianca de Energia Eletrica SA	24,000	156,914
Ultrapar Participacoes SA	39,682	846,747
Vale SA	347,284	4,410,536
WEG SA	61,100	415,655

		45,017,253

CHILE — 1.2%
AES Gener SA (b)	347,306	98,549
Aguas Andinas SA Class A	287,699	187,249
Banco de Chile	2,692,028	452,578
Banco de Credito e Inversiones SA	4,880	362,213
Banco Santander Chile	7,256,551	611,721
Cencosud SA (b)	155,514	476,824
Cia Cervecerias Unidas SA (b)	16,265	239,470
Colbun SA	865,407	207,489
Embotelladora Andina SA Class B, Preference Shares	28,953	142,164
Empresa Nacional de Telecomunicaciones SA	16,785	192,669
Empresas CMPC SA	135,628	516,679
Empresas COPEC SA	48,677	764,570
Enel Americas SA	3,157,924	737,624
Enel Chile SA	2,151,997	278,927
Enel Generacion Chile SA	352,870	287,907
Itau CorpBanca	16,977,943	163,151
Latam Airlines Group SA (b)	32,253	502,470
SACI Falabella (b)	78,114	754,734
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares (b)	10,250	499,486

		7,476,474

CHINA — 28.1%
3SBio, Inc. (a) (b) (c)	112,300	255,783
58.com, Inc. ADR (a)	9,900	790,614
AAC Technologies Holdings, Inc. (b)	80,000	1,465,937
Agile Group Holdings, Ltd. (b)	174,000	362,856
Agricultural Bank of China, Ltd. Class H (b)	2,859,000	1,641,729
Air China, Ltd. Class H (b)	190,000	245,367
Alibaba Group Holding, Ltd. ADR (a)	126,182	23,159,444

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Alibaba Health Information Technology, Ltd. (a) (b)	368,500	$184,478
Aluminum Corp. of China, Ltd. Class H (a) (b) (d)	426,000	240,596
Anhui Conch Cement Co., Ltd. Class H (b)	135,500	745,637
ANTA Sports Products, Ltd. (b)	117,000	597,251
Autohome, Inc. ADR	5,800	498,452
AviChina Industry & Technology Co., Ltd. Class H (b)	245,000	174,051
Baidu, Inc. ADR (a)	30,100	6,718,019
Bank of China, Ltd. Class H (b)	8,700,000	4,752,363
Bank of Communications Co., Ltd. Class H (b)	950,000	751,047
Beijing Capital International Airport Co., Ltd. Class H (b)	184,000	248,502
Beijing Enterprises Holdings, Ltd. (b)	54,500	286,996
Beijing Enterprises Water Group, Ltd. (b)	604,000	339,829
Brilliance China Automotive Holdings, Ltd. (b)	332,000	700,933
Byd Co., Ltd. Class H (b) (d)	68,500	545,450
BYD Electronic International Co., Ltd. (b)	76,500	145,101
CGN Power Co., Ltd. Class H (b)(c)	1,153,700	300,135
China Cinda Asset Management Co., Ltd. Class H (b)	972,481	356,054
China CITIC Bank Corp., Ltd. Class H (b)	969,000	668,575
China Communications Construction Co., Ltd. Class H (b)	481,000	497,385
China Communications Services Corp., Ltd. Class H (b)	272,000	163,662
China Conch Venture Holdings, Ltd. (b)	176,500	541,607
China Construction Bank Corp. Class H (b)	9,213,000	9,622,830
China Everbright Bank Co., Ltd. Class H (b)	262,000	126,932
China Everbright International, Ltd. (b)	261,000	368,519
China Everbright, Ltd. (b)	104,000	219,681
China Evergrande Group (a) (b)	358,000	1,144,261
China Galaxy Securities Co., Ltd. Class H (b)	356,000	238,991
China Huarong Asset Management Co., Ltd. Class H (b) (c)	1,064,500	451,222
China Huishan Dairy Holdings Co., Ltd. (a) (e)	406,100	—
China Jinmao Holdings Group, Ltd. (b)	568,000	327,802
China Life Insurance Co., Ltd. Class H (b)	813,000	2,272,934
China Longyuan Power Group Corp., Ltd. Class H (b)	343,000	264,887

Security Description	Shares	Value
China Medical System Holdings, Ltd. (b)	152,000	$348,207
China Mengniu Dairy Co., Ltd. (b)	299,000	1,031,852
China Merchants Bank Co., Ltd. Class H (b)	426,500	1,770,311
China Merchants Port Holdings Co., Ltd. (b)	140,360	311,883
China Minsheng Banking Corp., Ltd. Class H (b)	592,000	580,618
China Mobile, Ltd. (b)	672,500	6,163,608
China Molybdenum Co., Ltd. Class H (b)	417,000	319,568
China National Building Material Co., Ltd. Class H (b) (d)	318,000	349,881
China Oilfield Services, Ltd. Class H (b)	188,000	197,214
China Overseas Land & Investment, Ltd. (b)	420,000	1,472,822
China Pacific Insurance Group Co., Ltd. Class H (b)	288,800	1,310,466
China Petroleum & Chemical Corp. Class H (b)	2,788,000	2,473,140
China Railway Construction Corp., Ltd. Class H (b)	220,000	221,385
China Railway Group, Ltd. Class H (b)	420,000	292,506
China Resources Beer Holdings Co., Ltd. (b)	177,333	773,021
China Resources Gas Group, Ltd. (b)	96,000	335,705
China Resources Land, Ltd. (b)	304,000	1,117,075
China Resources Pharmaceutical Group, Ltd. (b) (c)	211,500	297,496
China Resources Power Holdings Co., Ltd. (b)	212,000	388,682
China Shenhua Energy Co., Ltd. Class H (b)	373,000	936,111
China Southern Airlines Co., Ltd. Class H (b)	206,000	215,279
China State Construction International Holdings, Ltd. (b)	224,000	275,093
China Taiping Insurance Holdings Co., Ltd. (b)	177,800	597,260
China Telecom Corp., Ltd. Class H (b)	1,526,000	676,817
China Unicom Hong Kong, Ltd. (a)(b)	666,000	851,998
China Vanke Co., Ltd. Class H (b)	126,100	580,633
Chongqing Rural Commercial Bank Co., Ltd. Class H (b)	277,000	214,121
CIFI Holdings Group Co., Ltd. (b)	372,000	328,634
CITIC Securities Co., Ltd. Class H (b)	250,500	580,566
CITIC, Ltd. (b)	639,000	899,797
CNOOC, Ltd. (b)	1,950,000	2,887,288
COSCO SHIPPING Ports, Ltd. (b)	184,719	155,950
Country Garden Holdings Co., Ltd. (b)	581,000	1,212,993

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
CRRC Corp., Ltd. Class H (b)	458,000	$392,908
CSPC Pharmaceutical Group, Ltd. (b)	514,000	1,385,467
Ctrip.com International, Ltd. ADR (a)	42,967	2,003,122
Dongfeng Motor Group Co., Ltd. Class H (b)	294,000	343,221
ENN Energy Holdings, Ltd. (b)	83,000	746,065
Far East Horizon, Ltd. (b)	223,000	236,846
Fosun International, Ltd. (b)	283,000	620,909
Fuyao Glass Industry Group Co., Ltd. Class H (b) (c)	57,256	221,467
Geely Automobile Holdings, Ltd. (b)	540,000	1,582,298
GF Securities Co., Ltd. Class H (b)	148,000	274,127
GOME Retail Holdings, Ltd. (b) (d)	1,146,000	124,772
Great Wall Motor Co., Ltd. Class H (b) (d)	344,500	349,142
Guangdong Investment, Ltd. (b)	326,000	516,461
Guangzhou Automobile Group Co., Ltd. Class H (b)	232,000	430,896
Guangzhou R&F Properties Co., Ltd. Class H (b)	107,200	271,119
Haitian International Holdings, Ltd. (b)	72,000	218,915
Haitong Securities Co., Ltd. Class H (b)	356,400	474,701
Hengan International Group Co., Ltd. (b)	79,500	741,103
Huaneng Power International, Inc. Class H (b)	460,000	310,747
Huaneng Renewables Corp., Ltd. Class H (b)	532,000	200,311
Huatai Securities Co., Ltd. Class H (b) (c)	179,900	349,073
Industrial & Commercial Bank of China, Ltd. Class H (b)	8,078,000	7,039,726
JD.com, Inc. ADR (a)	71,867	2,909,895
Jiangsu Expressway Co., Ltd. Class H (b)	134,000	190,246
Jiangxi Copper Co., Ltd. Class H (b)	141,000	203,066
Kingsoft Corp., Ltd. (b)	87,000	280,263
Kunlun Energy Co., Ltd. (b)	350,000	303,958
Lenovo Group, Ltd. (b) (d)	794,000	408,371
Longfor Properties Co., Ltd. (b)	162,500	501,027
Meitu, Inc. (a) (b) (c)	144,000	166,888
Momo, Inc. ADR (a)	11,900	444,822
NetEase, Inc. ADR	8,673	2,431,822
New China Life Insurance Co., Ltd. Class H (b)	90,000	425,240
New Oriental Education & Technology Group, Inc. ADR	14,600	1,279,690
Nexteer Automotive Group, Ltd. (b)	99,000	151,328
People’s Insurance Co. Group of China, Ltd. Class H (b)	757,000	358,015

Security Description	Shares	Value
PetroChina Co., Ltd. Class H (b)	2,310,000	$1,604,536
PICC Property & Casualty Co., Ltd. Class H (b)	504,000	890,565
Ping An Insurance Group Co. of China, Ltd. Class H (b)	571,000	5,887,279
Semiconductor Manufacturing International Corp. (a) (b) (d)	321,300	425,121
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (b)	196,000	131,221
Shanghai Electric Group Co., Ltd. Class H (a) (b) (d)	318,000	110,644
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	54,000	334,532
Shanghai Industrial Holdings, Ltd. (b)	51,000	133,832
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B (b)	94,960	135,918
Shanghai Pharmaceuticals Holding Co., Ltd. Class H (b)	95,300	256,527
Shenzhou International Group Holdings, Ltd. (b)	82,000	868,762
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	423,000	126,488
SINA Corp. (a)	6,300	656,901
Sino-Ocean Group Holding, Ltd. (b)	336,500	246,396
Sinopec Shanghai Petrochemical Co., Ltd. Class H (b)	380,000	232,194
Sinopharm Group Co., Ltd. Class H	129,600	648,966
SOHO China, Ltd. (b)	241,000	126,938
Sunac China Holdings, Ltd. (b)	265,700	1,044,101
Sunny Optical Technology Group Co., Ltd. (b)	78,100	1,465,464
TAL Education Group ADR	34,700	1,287,023
Tencent Holdings, Ltd. (b)	624,100	33,500,760
Tingyi Cayman Islands Holding Corp.	212,000	439,759
TravelSky Technology, Ltd. Class H (b)	101,000	295,004
Tsingtao Brewery Co., Ltd. Class H (b)	40,000	210,066
Vipshop Holdings, Ltd. ADR (a)	43,988	731,081
Want Want China Holdings, Ltd. (b)	543,000	436,843
Weibo Corp. ADR	5,060	604,872
Weichai Power Co., Ltd. Class H (b)	211,000	238,625
Yanzhou Coal Mining Co., Ltd. Class H (b)	196,000	253,304
Yum China Holdings, Inc.	42,000	1,743,000
YY, Inc. ADR (a)	4,700	494,440
Zhejiang Expressway Co., Ltd. Class H (b)	162,000	166,142
Zhuzhou CRRC Times Electric Co., Ltd. Class H (b)	59,600	290,254
Zijin Mining Group Co., Ltd. Class H (b)	630,000	286,773

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
ZTE Corp. Class H (a) (b)	80,000	$263,437

		178,039,687

COLOMBIA — 0.4%
Bancolombia SA	24,745	267,729
Bancolombia SA Preference Shares	49,759	521,622
Cementos Argos SA	50,813	176,284
Ecopetrol SA	523,696	490,303
Grupo Argos SA	31,797	214,249
Grupo Aval Acciones y Valores SA Preference Shares	391,589	163,331
Grupo de Inversiones Suramericana SA Preference Shares	11,829	150,769
Grupo de Inversiones Suramericana SA	25,441	339,566
Interconexion Electrica SA ESP	42,597	203,141

		2,526,994

CZECH REPUBLIC — 0.2%
CEZ A/S	17,511	436,064
Komercni banka A/S (b)	8,245	376,120
Moneta Money Bank A/S (b) (c)	53,364	221,080
O2 Czech Republic A/S	6,222	85,911

		1,119,175

EGYPT — 0.1%
Commercial International Bank Egypt SAE	115,133	581,673
Eastern Tobacco	4,395	148,269
Global Telecom Holding SAE (a)	216,036	79,650

		809,592

GREECE — 0.3%
Alpha Bank AE (a) (b)	150,648	321,592
Eurobank Ergasias SA (a) (b)	201,024	191,057
FF Group (a)	3,869	75,371
Hellenic Telecommunications Organization SA (b)	25,911	351,069
JUMBO SA (b)	11,587	207,197
National Bank of Greece SA (a) (b)	613,720	198,471
OPAP SA (b)	24,021	275,179
Piraeus Bank SA (a) (b)	30,958	98,529
Titan Cement Co. SA (b)	5,183	128,963

		1,847,428

HONG KONG — 0.7%
Alibaba Pictures Group, Ltd. (a) (b) (d)	1,415,900	185,187
China Gas Holdings, Ltd. (b)	191,200	700,959
Fullshare Holdings, Ltd. (a) (d)	753,600	417,690
GCL-Poly Energy Holdings, Ltd. (a) (b) (d)	1,456,000	181,954
Haier Electronics Group Co., Ltd. (b)	139,000	498,328
Kingboard Chemical Holdings, Ltd. (b)	71,000	328,240

Security Description	Shares	Value
Lee & Man Paper Manufacturing, Ltd. (b)	179,000	$191,129
Nine Dragons Paper Holdings, Ltd. (b)	177,000	268,256
Shimao Property Holdings, Ltd. (b)	131,000	375,713
Sino Biopharmaceutical, Ltd. (b)	483,000	959,892
Sun Art Retail Group, Ltd. (b)	259,500	303,665

		4,411,013

HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC (b)	40,705	444,145
OTP Bank PLC (b)	26,118	1,173,597
Richter Gedeon Nyrt (b)	14,754	308,340

		1,926,082

INDIA — 7.8%
ACC, Ltd. (b)	5,064	117,202
Adani Ports & Special Economic Zone, Ltd. (b)	78,724	432,815
Ambuja Cements, Ltd. (b)	64,796	234,601
Ashok Leyland, Ltd. (b)	124,370	279,309
Asian Paints, Ltd. (b)	30,597	527,415
Aurobindo Pharma, Ltd. (b)	28,214	245,027
Axis Bank, Ltd. (b)	196,438	1,550,174
Bajaj Auto, Ltd. (b)	9,077	384,508
Bajaj Finance, Ltd. (b)	19,185	526,034
Bajaj Finserv, Ltd. (b)	4,138	324,462
Bharat Forge, Ltd. (b)	23,132	249,848
Bharat Heavy Electricals, Ltd. (b) .	91,879	115,479
Bharat Petroleum Corp., Ltd. (b)	80,915	534,396
Bharti Airtel, Ltd. (b)	152,030	933,226
Bharti Infratel, Ltd. (b)	71,857	372,288
Bosch, Ltd. (b)	792	221,911
Britannia Industries, Ltd. (b)	3,249	248,678
Cadila Healthcare, Ltd. (b)	21,302	124,482
Cipla, Ltd. (b)	36,413	305,587
Coal India, Ltd. (b)	73,365	317,960
Container Corp. Of India, Ltd. (b) .	4,453	85,540
Dabur India, Ltd. (b)	59,004	296,143
Dr Reddy’s Laboratories, Ltd. ADR	1,119	36,580
Dr Reddy’s Laboratories, Ltd. (b) .	11,487	367,777
Eicher Motors, Ltd. (b)	1,467	644,277
GAIL India, Ltd. (b)	43,512	221,277
GAIL India, Ltd. GDR (b)	1,917	77,916
GAIL India, Ltd. (a) (b)	14,504	73,063
Glenmark Pharmaceuticals, Ltd. (b)	16,028	129,986
Godrej Consumer Products, Ltd. (b)	26,349	443,890
Grasim Industries, Ltd. (b)	36,157	582,652
Havells India, Ltd. (b)	27,370	206,214
HCL Technologies, Ltd	61,160	906,123
Hero MotoCorp, Ltd. (b)	5,418	295,036
Hindalco Industries, Ltd. (b)	126,701	423,709
Hindustan Petroleum Corp., Ltd. (b)	67,205	356,279

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Hindustan Unilever, Ltd. (b)	71,224	$1,464,335
Housing Development Finance Corp., Ltd. (b)	166,133	4,667,858
ICICI Bank, Ltd. ADR	7,978	70,605
ICICI Bank, Ltd. (b)	242,893	1,056,198
Idea Cellular, Ltd. (a) (b)	221,163	259,946
IDFC Bank, Ltd. (b)	158,938	116,482
Indiabulls Housing Finance, Ltd. (b)	35,133	673,206
Indian Oil Corp., Ltd. (b)	126,022	344,322
Infosys, Ltd. ADR	759	13,548
Infosys, Ltd. (b)	189,857	3,346,224
ITC, Ltd. (b)	373,582	1,470,001
JSW Steel, Ltd. (b)	91,696	407,783
Larsen & Toubro, Ltd. GDR (b)	7,033	141,702
Larsen & Toubro, Ltd. (b)	45,260	914,601
LIC Housing Finance, Ltd. (b)	32,033	266,007
Lupin, Ltd. (b)	24,007	272,444
Mahindra & Mahindra Financial Services, Ltd. (b)	30,712	217,253
Mahindra & Mahindra, Ltd. GDR	11,733	134,930
Mahindra & Mahindra, Ltd. (b)	70,499	800,716
Marico, Ltd. (b)	48,755	244,120
Maruti Suzuki India, Ltd. (b)	11,573	1,579,836
Motherson Sumi Systems, Ltd. (b)	69,553	334,170
Nestle India, Ltd. (b)	2,494	314,699
NTPC, Ltd. (b)	181,415	475,145
Oil & Natural Gas Corp., Ltd. (b)	139,294	382,208
Petronet LNG, Ltd. (b)	65,494	232,905
Piramal Enterprises, Ltd. (b)	8,793	331,326
Power Finance Corp., Ltd. (b)	65,689	86,445
Reliance Industries, Ltd. GDR (b) (c)	2,127	57,846
Reliance Industries, Ltd. (b)	307,910	4,197,542
Rural Electrification Corp., Ltd. (b)	75,115	144,194
Shree Cement, Ltd. (b)	903	223,529
Shriram Transport Finance Co., Ltd. (b)	15,929	354,777
Siemens, Ltd. (b)	8,143	134,690
State Bank of India (b)	164,738	634,529
State Bank of India GDR	2,503	96,616
Sun Pharmaceutical Industries, Ltd. (b)	105,437	809,168
Tata Consultancy Services, Ltd. (b)	50,189	2,199,429
Tata Motors, Ltd. ADR (a)	541	13,904
Tata Motors, Ltd. (a) (b)	42,282	119,745
Tata Motors, Ltd. (a) (b)	171,703	872,715
Tata Power Co., Ltd. (b)	123,190	149,514
Tata Steel, Ltd. (b)	27,057	239,244
Tata Steel, Ltd. GDR (b)	10,534	91,766
Tech Mahindra, Ltd. (b)	51,570	505,740
Titan Co., Ltd. (b)	32,922	469,932
UltraTech Cement, Ltd. (b)	9,367	570,861
United Spirits, Ltd. (a) (b)	6,273	302,803
UPL, Ltd. (b)	39,212	441,109
Vakrangee, Ltd. (b)	46,781	162,864
Vedanta, Ltd. (b)	157,632	676,668

Security Description	Shares	Value
Vedanta, Ltd. ADR	366	$6,431
Wipro, Ltd. ADR (d)	18,541	95,672
Wipro, Ltd. (b)	100,201	437,534
Yes Bank, Ltd. (b)	186,759	885,407
Zee Entertainment Enterprises, Ltd. (b)	57,360	512,337

		49,217,445

INDONESIA — 1.9%
Adaro Energy Tbk PT (b)	1,562,200	243,406
AKR Corporindo Tbk PT (b)	209,700	86,843
Astra International Tbk PT (b)	2,207,100	1,173,744
Bank Central Asia Tbk PT (b)	1,078,500	1,832,140
Bank Danamon Indonesia Tbk PT (b)	371,500	186,085
Bank Mandiri Persero Tbk PT (b)	2,048,300	1,148,587
Bank Negara Indonesia Persero Tbk PT (b)	809,600	512,713
Bank Rakyat Indonesia Persero Tbk PT (b)	6,073,700	1,593,979
Bank Tabungan Negara Persero Tbk PT (b)	468,600	129,756
Bumi Serpong Damai Tbk PT (b)	811,500	105,496
Charoen Pokphand Indonesia Tbk PT (b)	830,600	208,580
Gudang Garam Tbk PT (b)	51,700	273,011
Hanjaya Mandala Sampoerna Tbk PT (b)	1,000,900	290,595
Indocement Tunggal Prakarsa Tbk PT (b)	198,300	231,945
Indofood CBP Sukses Makmur Tbk PT (b)	244,000	146,932
Indofood Sukses Makmur Tbk PT (b)	471,100	246,977
Jasa Marga Persero Tbk PT (b)	247,489	82,710
Kalbe Farma Tbk PT (b)	2,267,100	247,778
Matahari Department Store Tbk PT (b)	281,000	224,449
Pakuwon Jati Tbk PT (b)	2,464,100	113,246
Perusahaan Gas Negara Persero Tbk (b)	1,131,300	190,263
Semen Indonesia Persero Tbk PT (b)	321,100	242,170
Surya Citra Media Tbk PT (b)	683,500	135,327
Telekomunikasi Indonesia Persero Tbk PT (b)	5,514,600	1,450,091
Tower Bersama Infrastructure Tbk PT (b)	224,500	91,055
Unilever Indonesia Tbk PT (b)	162,800	587,253
United Tractors Tbk PT (b)	178,300	415,971
Waskita Karya Persero Tbk PT (b)	568,400	102,541
XL Axiata Tbk PT (a) (b)	351,500	64,694

		12,358,337

MALAYSIA — 2.4%
AirAsia Bhd (b)	153,700	157,995
Alliance Bank Malaysia Bhd (b)	115,600	128,214
AMMB Holdings Bhd (b)	180,000	181,377
Astro Malaysia Holdings Bhd (b)	175,300	92,720
Axiata Group Bhd (b)	295,493	418,756

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
British American Tobacco Malaysia Bhd (b)	16,200	$110,255
CIMB Group Holdings Bhd (b)	501,278	932,790
Dialog Group Bhd (b)	335,800	257,920
DiGi.Com Bhd (b)	336,900	404,579
Felda Global Ventures Holdings Bhd (b)	158,000	68,146
Gamuda Bhd (b)	185,400	247,292
Genting Bhd (b)	254,300	573,432
Genting Malaysia Bhd (b)	327,400	411,468
Genting Plantations Bhd (b)	23,600	62,412
HAP Seng Consolidated Bhd (b)	69,300	174,585
Hartalega Holdings Bhd (b)	140,000	213,552
Hong Leong Bank Bhd (b)	71,200	346,174
Hong Leong Financial Group Bhd (b)	23,900	118,929
IHH Healthcare Bhd (b)	223,600	347,715
IJM Corp. Bhd (b)	311,600	217,241
IOI Corp. Bhd (b)	244,000	301,812
IOI Properties Group Bhd	196,525	81,801
Kuala Lumpur Kepong Bhd (b)	51,600	342,205
Malayan Banking Bhd (b)	468,416	1,275,989
Malaysia Airports Holdings Bhd (b)	93,200	213,707
Maxis Bhd (b)	209,400	308,322
MISC Bhd (b)	144,600	264,468
Nestle Malaysia Bhd (b)	6,400	250,404
Petronas Chemicals Group Bhd	264,200	556,678
Petronas Dagangan Bhd (b)	28,500	182,813
Petronas Gas Bhd (b)	74,500	344,392
PPB Group Bhd (b)	53,600	265,606
Press Metal Aluminium Holdings Bhd (b)	148,700	175,646
Public Bank Bhd (b)	318,400	1,979,688
RHB Capital Bhd (b)	81,910	109,824
Sapura Energy Bhd (b)	400,000	52,922
Sime Darby Bhd (b)	262,969	179,050
Sime Darby Plantation Bhd (a) (b)	262,969	377,505
Sime Darby Property Bhd (a) (b)	262,969	97,490
SP Setia Bhd Group (b)	164,780	127,764
Telekom Malaysia Bhd (b)	127,600	171,852
Tenaga Nasional Bhd (b)	372,200	1,557,510
UMW Holdings Bhd (a) (b)	50,300	78,566
Westports Holdings Bhd (b)	109,900	100,603
YTL Corp. Bhd (b)	485,996	168,920
YTL Power International Bhd (b)	256,938	67,265

		15,098,354

MEXICO — 2.8%
Alfa SAB de CV Class A	336,240	429,199
America Movil SAB de CV Series L	3,686,121	3,483,474
Arca Continental SAB de CV	47,900	329,909
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (d)	195,591	280,204
Cemex SAB de CV Series CPO (a)	1,587,417	1,044,450

Security Description	Shares	Value
Coca-Cola Femsa SAB de CV Series L	55,500	$364,861
El Puerto de Liverpool SAB de CV Series C1 (d)	21,000	155,025
Fibra Uno Administracion SA de CV REIT	347,258	521,263
Fomento Economico Mexicano SAB de CV	212,680	1,938,920
Gentera SAB de CV (d)	108,500	78,699
Gruma SAB de CV Class B	23,495	267,985
Grupo Aeroportuario del Pacifico SAB de CV Class B	39,400	387,730
Grupo Aeroportuario del Sureste SAB de CV Class B	22,950	384,593
Grupo Bimbo SAB de CV Series A	182,915	400,933
Grupo Carso SAB de CV Series A1	49,200	172,531
Grupo Financiero Banorte SAB de CV Series O	273,103	1,649,675
Grupo Financiero Inbursa SAB de CV Series O	256,026	423,449
Grupo Lala SAB de CV (d)	64,600	87,698
Grupo Mexico SAB de CV Series B	417,736	1,388,219
Grupo Televisa SAB Series CPO	268,729	854,468
Industrias Penoles SAB de CV	14,920	300,051
Infraestructura Energetica Nova SAB de CV	58,300	283,332
Kimberly-Clark de Mexico SAB de CV Class A (d)	165,689	309,529
Mexichem SAB de CV	113,210	345,767
Promotora y Operadora de Infraestructura SAB de CV	24,855	246,147
Wal-Mart de Mexico SAB de CV	571,094	1,439,194

		17,567,305

PAKISTAN — 0.1%
Habib Bank, Ltd.	66,000	119,029
Lucky Cement, Ltd.	12,800	76,356
MCB Bank, Ltd.	48,800	93,921
Oil & Gas Development Co., Ltd. (b)	76,400	115,646
United Bank, Ltd.	55,100	98,273

		503,225

PERU — 0.4%
Cia de Minas Buenaventura SAA ADR	20,500	312,215
Credicorp, Ltd.	7,400	1,680,096
Southern Copper Corp. (d)	9,367	507,504

		2,499,815

PHILIPPINES — 1.0%
Aboitiz Equity Ventures, Inc. (b)	214,690	279,744
Aboitiz Power Corp. (b)	164,600	122,452
Alliance Global Group, Inc. (a) (b)	457,100	115,771
Ayala Corp. (b)	26,975	492,218
Ayala Land, Inc. (b)	809,800	640,828
Bank of the Philippine Islands (b)	87,250	196,551

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
BDO Unibank, Inc. (b)	216,289	$579,982
DMCI Holdings, Inc. (b)	443,930	103,917
Globe Telecom, Inc.	3,720	115,641
GT Capital Holdings, Inc.	9,675	216,762
International Container Terminal Services, Inc. (b)	53,670	103,332
JG Summit Holdings, Inc. (b)	315,710	380,593
Jollibee Foods Corp. (b)	47,570	274,177
Manila Electric Co. (b)	25,860	157,741
Megaworld Corp. (b)	1,275,800	114,817
Metro Pacific Investments Corp. (b)	1,540,300	155,318
Metropolitan Bank & Trust Co. (b)	107,183	176,499
PLDT, Inc. (b)	9,391	267,266
Robinsons Land Corp. (b)	250,186	96,207
Security Bank Corp. (b)	25,200	116,558
SM Investments Corp. (b)	26,490	468,794
SM Prime Holdings, Inc. (b)	953,000	619,604
Universal Robina Corp. (b)	96,220	280,596

		6,075,368

POLAND — 1.1%
Alior Bank SA (a) (b)	10,032	215,896
Bank Handlowy w Warszawie SA (b)	3,954	87,404
Bank Millennium SA (a) (b)	63,394	152,303
Bank Pekao SA (b)	17,322	624,463
Bank Zachodni WBK SA (b)	3,827	405,424
CCC SA (b)	3,225	220,156
CD Projekt SA (b)	7,547	241,649
Cyfrowy Polsat SA (b)	24,629	179,592
Dino Polska SA (a) (b) (c)	5,424	138,145
Grupa Azoty SA (b)	4,738	77,554
Grupa Lotos SA (b)	10,561	163,211
Jastrzebska Spolka Weglowa SA (a) (b)	5,878	139,272
KGHM Polska Miedz SA (b)	15,420	392,511
LPP SA (b)	143	363,285
mBank SA (a) (b)	1,659	203,121
Orange Polska SA (a) (b)	65,806	111,615
PGE Polska Grupa Energetyczna SA (a) (b)	90,233	261,366
PLAY Communications SA (a) (b)	13,053	126,220
Polski Koncern Naftowy ORLEN SA (b)	32,893	809,096
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	191,154	315,763
Powszechna Kasa Oszczednosci Bank Polski SA (a) (b)	102,211	1,209,484
Powszechny Zaklad Ubezpieczen SA (b)	65,671	802,573
Tauron Polska Energia SA (a) (b)	109,548	77,775

		7,317,878

QATAR — 0.5%
Barwa Real Estate Co.	11,610	106,792
Commercial Bank PQSC	21,835	179,860
Doha Bank QPSC	17,640	130,774

Security Description	Shares	Value
Ezdan Holding Group QSC	85,403	$246,220
Industries Qatar QSC (b)	16,048	464,123
Masraf Al Rayan QSC (b)	40,583	394,381
Ooredoo QSC (b)	8,725	198,709
Qatar Electricity & Water Co. QSC	3,133	161,725
Qatar Gas Transport Co., Ltd.	27,940	117,222
Qatar Insurance Co. SAQ (b)	16,792	173,309
Qatar Islamic Bank SAQ	6,765	181,106
Qatar National Bank QPSC (b)	25,356	908,138

		3,262,359

ROMANIA — 0.1%
NEPI Rockcastle PLC (b)	39,932	388,798

RUSSIA — 3.4%
Alrosa PJSC	281,268	444,550
Gazprom PAO	1,162,898	2,881,560
Inter RAO UES PJSC	3,310,928	220,306
LUKOIL PJSC	46,415	3,214,340
Magnit PJSC GDR (b)	2,000	37,109
Magnit PJSC	9,091	735,027
Magnitogorsk Iron & Steel Works PJSC	242,500	186,409
MMC Norilsk Nickel PJSC	6,901	1,286,707
Mobile TeleSystems PJSC ADR	47,570	541,822
Mobile TeleSystems PJSC	12,504	63,781
Moscow Exchange MICEX-RTS PJSC	160,981	327,897
Novatek PJSC GDR (b)	400	54,875
Novatek PJSC	101,850	1,320,507
Novolipetsk Steel PJSC	129,153	325,623
PhosAgro PJSC GDR	12,938	188,119
Polyus PJSC	2,986	232,493
Rosneft Oil Co. PJSC	128,161	706,446
RushHydro PJSC	12,188,000	159,334
Sberbank of Russia PJSC	1,182,024	5,211,390
Severstal PJSC	23,340	352,779
Surgutneftegas OJSC Preference Shares	763,900	391,316
Surgutneftegas OJSC	754,400	374,051
Tatneft PJSC	166,816	1,774,922
Transneft PJSC Preference Shares	52	159,527
VTB Bank PJSC	571,290,000	509,019

		21,699,909

SOUTH AFRICA — 6.4%
Anglo American Platinum, Ltd. (b)	6,209	170,217
AngloGold Ashanti, Ltd. (b)	45,197	435,618
Aspen Pharmacare Holdings, Ltd. (b)	42,610	934,144
Barclays Africa Group, Ltd. (b)	78,268	1,252,489
Bid Corp., Ltd. (b)	36,853	799,040
Bidvest Group, Ltd. (b)	36,348	689,194
Brait SE (a) (b) (d)	38,117	116,463
Capitec Bank Holdings, Ltd. (b)	4,401	323,498
Coronation Fund Managers, Ltd.	23,914	162,955
Discovery, Ltd. (b)	38,616	556,631
Exxaro Resources, Ltd. (b)	26,299	242,539

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
FirstRand, Ltd. (b) (d)	367,828	$2,076,751
Fortress REIT, Ltd. Class A, (b)	117,705	159,464
Fortress REIT, Ltd. Class B, (b) (d)	88,328	89,104
Foschini Group, Ltd. (b)	24,314	458,236
Gold Fields, Ltd. (b)	86,661	349,451
Growthpoint Properties, Ltd. REIT (d)	316,623	759,174
Hyprop Investments, Ltd.	26,846	245,197
Imperial Holdings, Ltd. (b)	16,416	323,324
Investec, Ltd.	29,666	231,044
Kumba Iron Ore, Ltd. (b) (d)	7,058	169,660
Liberty Holdings, Ltd. (d)	13,571	143,799
Life Healthcare Group Holdings, Ltd.	146,072	340,378
MMI Holdings, Ltd. (b)	104,070	193,871
Mondi, Ltd.	12,674	344,673
Mr. Price Group, Ltd. (b)	26,777	643,386
MTN Group, Ltd.	185,350	1,861,830
Naspers, Ltd. Class N (b)	48,021	11,741,439
Nedbank Group, Ltd. (b) (d)	24,349	586,373
Netcare, Ltd.	106,439	251,528
Pick n Pay Stores, Ltd.	40,987	237,092
Pioneer Foods Group, Ltd. (d)	14,297	149,863
PSG Group, Ltd. (b)	16,406	311,791
Rand Merchant Investment Holdings, Ltd. (b)	74,644	252,146
Redefine Properties, Ltd. REIT	555,461	543,331
Remgro, Ltd. (b)	58,083	1,087,796
Resilient REIT, Ltd.	32,226	135,989
RMB Holdings, Ltd. (b)	77,669	506,047
Sanlam, Ltd. (b) (d)	154,525	1,115,381
Sappi, Ltd.	60,236	387,381
Sasol, Ltd. (b)	60,839	2,073,840
Shoprite Holdings, Ltd. (b)	48,931	1,043,739
Sibanye Gold, Ltd. (b)	189,325	188,265
SPAR Group, Ltd.	21,046	359,791
Standard Bank Group, Ltd. (b) (d)	141,359	2,609,889
Steinhoff International Holdings NV	324,262	90,310
Telkom SA SOC, Ltd. (b)	29,624	132,914
Tiger Brands, Ltd. (b)	17,419	544,726
Truworths International, Ltd. (b)	47,575	433,325
Vodacom Group, Ltd.	65,428	845,242
Woolworths Holdings, Ltd. (b)	108,081	547,437

		40,247,765

SOUTH KOREA — 14.5%
Amorepacific Corp. (b)	3,530	1,020,094
Amorepacific Corp. Preference Shares (b)	1,001	150,734
AMOREPACIFIC Group (b)	3,132	404,163
BGF retail Co., Ltd.	940	134,487
BNK Financial Group, Inc. (b)	28,050	281,722
Celltrion Healthcare Co., Ltd. (a) (b)	3,798	387,365
Celltrion, Inc. (a) (b)	8,880	2,656,420
Cheil Worldwide, Inc. (b)	7,200	123,499
CJ CheilJedang Corp. (b)	915	275,790
CJ Corp. (b)	1,570	233,439

Security Description	Shares	Value
CJ E&M Corp. (b)	2,105	$182,822
CJ Logistics Corp. (a) (b)	835	108,270
Coway Co., Ltd.	5,788	476,767
Daelim Industrial Co., Ltd. (b)	3,061	212,587
Daewoo Engineering & Construction Co., Ltd. (a) (b)	19,772	97,290
DB Insurance Co., Ltd. (b)	5,387	334,665
DGB Financial Group, Inc. (b)	18,791	206,875
Dongsuh Cos., Inc. (b)	3,931	96,431
Doosan Bobcat, Inc. (b)	3,911	116,642
Doosan Heavy Industries & Construction Co., Ltd. (a) (b)	6,241	93,641
E-MART, Inc. (b)	2,300	587,285
GS Engineering & Construction Corp. (b)	5,455	153,736
GS Holdings Corp. (b)	5,382	312,961
GS Retail Co., Ltd. (b)	3,214	92,997
Hana Financial Group, Inc. (b)	32,410	1,396,777
Hankook Tire Co., Ltd. (b)	8,210	406,353
Hanmi Pharm Co., Ltd. (b)	693	339,358
Hanmi Science Co., Ltd. (b)	1,359	121,475
Hanon Systems (b)	20,794	226,589
Hanssem Co., Ltd. (b)	1,170	165,361
Hanwha Chemical Corp. (b)	11,601	324,622
Hanwha Corp. (b)	5,038	187,317
Hanwha Life Insurance Co., Ltd. (b)	28,486	167,963
Hanwha Techwin Co., Ltd. (a) (b)	4,274	116,550
Hotel Shilla Co., Ltd. (b)	3,430	298,719
Hyosung Corp. (b)	2,260	255,432
Hyundai Construction Equipment Co., Ltd. (a) (b)	2	335
Hyundai Department Store Co., Ltd. (b)	1,567	133,756
Hyundai Development Co-Engineering & Construction (b)	6,756	241,745
Hyundai Engineering & Construction Co., Ltd. (b)	8,480	342,026
Hyundai Glovis Co., Ltd. (b)	2,018	345,845
Hyundai Heavy Industries Co., Ltd. (a) (b)	4,066	531,176
Hyundai Marine & Fire Insurance Co., Ltd. (b)	6,739	249,952
Hyundai Mobis Co., Ltd. (b)	7,459	1,781,732
Hyundai Motor Co. (b)	16,842	2,273,779
Hyundai Motor Co. Preference Shares (b) (f)	3,972	348,793
Hyundai Motor Co. Preference Shares (b) (f)	2,676	217,085
Hyundai Robotics Co., Ltd. (a) (b)	1,035	416,412
Hyundai Steel Co. (b)	8,821	428,512
Hyundai Wia Corp. (b)	1,902	98,589
Industrial Bank of Korea (b)	27,380	403,291
ING Life Insurance Korea, Ltd. (b)	3,722	157,220
Kakao Corp. (b)	4,971	612,030
Kangwon Land, Inc. (b)	13,009	333,497
KB Financial Group, Inc. (b)	43,375	2,515,629

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
KCC Corp. (b)	649	$202,581
KEPCO Plant Service & Engineering Co., Ltd. (b)	2,320	99,209
Kia Motors Corp. (b)	28,942	866,982
Korea Aerospace Industries, Ltd. (a) (b)	7,189	338,970
Korea Electric Power Corp. (b)	28,210	873,397
Korea Gas Corp. (a) (b)	3,203	146,530
Korea Investment Holdings Co., Ltd. (b)	4,289	336,672
Korea Zinc Co., Ltd. (b)	942	427,773
Korean Air Lines Co., Ltd. (b)	5,215	161,381
KT Corp. (b)	3,240	83,423
KT&G Corp. (b)	12,716	1,196,127
Kumho Petrochemical Co., Ltd. (b)	2,053	187,917
LG Chem, Ltd. (b)	5,017	1,831,351
LG Chem, Ltd. Preference Shares (b)	842	171,398
LG Corp. (b)	10,308	846,141
LG Display Co., Ltd. (b)	24,848	605,192
LG Electronics, Inc. (b)	11,672	1,204,277
LG Household & Health Care, Ltd. (b)	1,020	1,143,707
LG Household & Health Care, Ltd. Preference Shares	234	154,112
LG Innotek Co., Ltd. (b)	1,539	180,960
Lotte Chemical Corp. (b)	1,696	694,826
Lotte Corp. (a) (b)	3,085	184,737
Lotte Shopping Co., Ltd. (b)	1,225	270,324
Medy-Tox, Inc. (b)	458	323,372
Mirae Asset Daewoo Co., Ltd. (b)	40,885	358,310
NAVER Corp. (b)	3,061	2,278,069
NCSoft Corp. (b)	1,929	746,483
Netmarble Games Corp. (b) (c)	2,779	385,975
NH Investment & Securities Co., Ltd. (b)	14,617	194,197
OCI Co., Ltd. (b)	1,866	279,254
Orion Corp/Republic of Korea (b)	2,431	293,427
Ottogi Corp. (b)	123	82,237
Pan Ocean Co., Ltd. (a) (b)	24,124	120,573
POSCO (b)	8,092	2,582,971
Posco Daewoo Corp. (b)	3,582	77,853
S-1 Corp.	1,915	172,474
Samsung Biologics Co., Ltd. (a) (b) (c)	1,818	836,694
Samsung C&T Corp. (b)	8,329	1,077,898
Samsung Card Co., Ltd. (b)	3,365	113,518
Samsung Electro-Mechanics Co., Ltd. (b)	5,966	607,182
Samsung Electronics Co., Ltd. Preference Shares (b)	1,899	3,651,650
Samsung Electronics Co., Ltd. (b)	10,599	24,764,310
Samsung Fire & Marine Insurance Co., Ltd. (b)	3,382	853,194
Samsung Heavy Industries Co., Ltd. (a) (b)	27,249	202,866
Samsung Life Insurance Co., Ltd. (b)	7,605	828,351

Security Description	Shares	Value
Samsung SDI Co., Ltd. (b)	5,989	$1,085,814
Samsung SDS Co., Ltd. (b)	3,783	907,187
Samsung Securities Co., Ltd. (b)	7,474	279,091
Shinhan Financial Group Co., Ltd. (b)	46,654	1,990,226
Shinsegae, Inc. (b)	819	269,087
SillaJen, Inc. (a) (b)	5,865	596,958
SK Holdings Co., Ltd. (b)	3,476	980,371
SK Hynix, Inc. (b)	63,780	4,886,310
SK Innovation Co., Ltd. (b)	7,053	1,401,845
SK Networks Co., Ltd. (b)	14,664	80,018
SK Telecom Co., Ltd. (b)	2,191	475,089
S-Oil Corp. (b)	4,888	553,484
Woori Bank (b)	51,441	699,452
Yuhan Corp. (b)	980	204,267

		91,626,646

TAIWAN — 11.2%
Acer, Inc. (a) (b)	326,000	274,302
Advanced Semiconductor Engineering, Inc. (b)	758,615	1,106,790
Advantech Co., Ltd. (b)	36,098	261,045
Airtac International Group (b)	13,000	234,105
Asia Cement Corp. (b)	256,000	248,639
Asia Pacific Telecom Co., Ltd. (a) (b)	240,000	75,442
Asustek Computer, Inc. (b)	77,000	722,420
AU Optronics Corp. (b)	958,000	444,169
Catcher Technology Co., Ltd. (b)	72,000	905,033
Cathay Financial Holding Co., Ltd. (b)	894,000	1,603,087
Chailease Holding Co., Ltd. (b)	132,000	458,431
Chang Hwa Commercial Bank, Ltd. (b)	506,688	294,399
Cheng Shin Rubber Industry Co., Ltd. (b)	210,000	342,994
Chicony Electronics Co., Ltd. (b)	62,476	159,643
China Airlines, Ltd. (a) (b)	279,000	102,633
China Development Financial Holding Corp. (b)	1,464,000	521,060
China Life Insurance Co., Ltd. (b)	276,608	288,532
China Steel Corp. (b)	1,382,000	1,103,669
Chunghwa Telecom Co., Ltd. (b)	417,000	1,606,853
Compal Electronics, Inc. (b)	451,000	309,675
CTBC Financial Holding Co., Ltd. (b)	1,913,040	1,382,338
Delta Electronics, Inc. (b)	214,000	963,646
E.Sun Financial Holding Co., Ltd. (b)	1,009,660	682,363
Eclat Textile Co., Ltd. (b)	19,550	229,844
Eva Airways Corp. (b)	198,888	102,577
Evergreen Marine Corp. Taiwan, Ltd. (a) (b)	202,726	105,869
Far Eastern New Century Corp. (b)	358,000	324,766
Far EasTone Telecommunications Co., Ltd. (b)	176,000	465,964
Feng TAY Enterprise Co., Ltd. (b)	37,880	173,619

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
First Financial Holding Co., Ltd. (b)	1,007,377	$702,609
Formosa Chemicals & Fibre Corp. (b)	319,000	1,204,475
Formosa Petrochemical Corp. (b)	147,000	603,765
Formosa Plastics Corp. (b)	453,000	1,613,391
Formosa Taffeta Co., Ltd. (b)	88,000	97,577
Foxconn Technology Co., Ltd. (b)	99,830	269,207
Fubon Financial Holding Co., Ltd. (b)	725,000	1,256,063
General Interface Solution Holding, Ltd. (b)	18,000	111,236
Giant Manufacturing Co., Ltd. (b)	33,000	175,008
Globalwafers Co., Ltd. (b)	24,000	386,792
Highwealth Construction Corp. (b)	93,000	144,307
Hiwin Technologies Corp. (b)	22,807	329,391
Hon Hai Precision Industry Co., Ltd. (b)	1,708,000	5,327,199
Hotai Motor Co., Ltd. (b)	30,000	300,757
HTC Corp. (a) (b)	75,000	172,375
Hua Nan Financial Holdings Co., Ltd. (b)	789,813	476,218
Innolux Corp. (b)	989,000	437,124
Inventec Corp. (b)	275,000	219,903
Largan Precision Co., Ltd. (b)	11,000	1,280,527
Lite-On Technology Corp. (b)	221,958	312,213
Macronix International (a) (b)	201,000	344,367
MediaTek, Inc. (b)	165,000	1,898,529
Mega Financial Holding Co., Ltd. (b)	1,194,000	1,032,662
Micro-Star International Co., Ltd. (b)	75,000	254,687
Nan Ya Plastics Corp. (b)	519,000	1,469,596
Nanya Technology Corp. (b)	113,000	362,062
Nien Made Enterprise Co., Ltd. (b)	16,000	154,830
Novatek Microelectronics Corp. (b)	62,000	283,479
Pegatron Corp. (b)	216,000	543,652
Phison Electronics Corp. (b)	17,000	178,354
Pou Chen Corp. (b)	240,000	320,483
Powertech Technology, Inc. (b)	78,000	245,893
President Chain Store Corp. (b)	63,000	637,571
Quanta Computer, Inc. (b)	297,000	603,633
Realtek Semiconductor Corp. (b)	52,000	226,327
Ruentex Development Co., Ltd. (a) (b)	91,400	108,348
Ruentex Industries, Ltd. (a) (b)	64,000	124,938
Shin Kong Financial Holding Co., Ltd. (b)	884,000	338,796
Siliconware Precision Industries Co., Ltd. (b)	220,000	384,580
SinoPac Financial Holdings Co., Ltd. (b)	1,139,586	405,254
Standard Foods Corp. (b)	66,512	156,511
Synnex Technology International Corp. (b)	156,700	235,826
TaiMed Biologics, Inc. (a) (b)	19,000	158,879

Security Description	Shares	Value
Taishin Financial Holding Co., Ltd. (b)	1,043,892	$515,565
Taiwan Business Bank (b)	388,516	116,341
Taiwan Cement Corp. (b)	398,000	502,080
Taiwan Cooperative Financial Holding Co., Ltd. (b)	873,445	516,384
Taiwan High Speed Rail Corp. (b)	187,000	143,692
Taiwan Mobile Co., Ltd. (b)	177,000	663,421
Taiwan Semiconductor Manufacturing Co., Ltd. (b)	2,696,000	22,835,655
Teco Electric and Machinery Co., Ltd. (b)	209,000	173,963
Uni-President Enterprises Corp. (b)	526,000	1,242,170
United Microelectronics Corp. (b)	1,319,000	695,117
Vanguard International Semiconductor Corp. (b)	100,000	218,910
Win Semiconductors Corp. (b)	38,000	413,245
Winbond Electronics Corp. (b)	326,000	222,159
Wistron Corp. (b)	278,882	241,256
WPG Holdings, Ltd. (b)	175,000	227,851
Yageo Corp. (b)	23,000	417,287
Yuanta Financial Holding Co., Ltd. (b)	1,108,000	511,287
Zhen Ding Technology Holding, Ltd. (b)	47,000	113,575

		71,153,259

THAILAND — 2.3%
Advanced Info Service PCL (b)	114,400	753,642
Airports of Thailand PCL (b)	466,100	983,774
Bangkok Bank PCL (b)	12,400	85,220
Bangkok Bank PCL NVDR (b)	14,000	88,944
Bangkok Dusit Medical Services PCL (b)	418,500	314,511
Bangkok Expressway & Metro PCL (b)	831,299	191,409
Banpu PCL (b)	233,700	147,978
Berli Jucker PCL (b)	124,400	224,771
BTS Group Holdings PCL (b)	664,284	176,321
Bumrungrad Hospital PCL (b)	39,000	258,171
Central Pattana PCL (b)	142,100	356,727
Charoen Pokphand Foods PCL (b)	325,100	262,513
CP ALL PCL (b)	538,600	1,502,809
Delta Electronics Thailand PCL (b)	55,300	117,161
Electricity Generating PCL (b)	14,000	102,526
Energy Absolute PCL (b)	117,800	164,815
Glow Energy PCL (b)	57,400	156,028
Home Product Center PCL (b)	437,600	194,520
Indorama Ventures PCL (b)	161,700	293,459
IRPC PCL (b)	1,042,700	241,752
Kasikornbank PCL (b)	124,300	849,000
Kasikornbank PCL NVDR (b)	83,400	567,549
KCE Electronics PCL (b)	29,100	62,350
Krung Thai Bank PCL (b)	390,800	237,454
Minor International PCL (b)	253,800	308,423
PTT Exploration & Production PCL (b)	152,900	559,867

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
PTT Global Chemical PCL (b)	247,100	$748,728
PTT PCL (b)	115,500	2,024,113
Robinson PCL (b)	56,000	111,928
Siam Cement PCL (b)	46,450	734,238
Siam Commercial Bank PCL (b)	201,300	923,778
Thai Oil PCL (b)	124,100	360,156
Thai Union Group PCL Class F (b)	212,900	127,318
TMB Bank PCL (b)	1,388,800	111,921
True Corp. PCL (b)	1,106,037	245,825

		14,589,699

TURKEY — 0.9%
Akbank Turk A/S (b)	240,215	581,717
Anadolu Efes Biracilik Ve Malt Sanayii A/S (b)	21,564	147,388
Arcelik A/S (b)	27,503	124,535
Aselsan Elektronik Sanayi Ve Ticaret A/S (b)	21,979	170,559
BIM Birlesik Magazalar A/S (b)	23,408	422,744
Coca-Cola Icecek A/S (b)	8,063	73,417
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (a) (b)	211,953	135,807
Eregli Demir ve Celik Fabrikalari TAS (b)	154,186	405,979
Ford Otomotiv Sanayi A/S	7,319	113,349
Haci Omer Sabanci Holding A/S (b)	99,795	264,748
KOC Holding A/S (b)	83,787	345,268
Petkim Petrokimya Holding A/S (b)	71,953	147,648
TAV Havalimanlari Holding A/S (b)	17,198	103,183
Tofas Turk Otomobil Fabrikasi A/S (b)	14,483	97,217
Tupras Turkiye Petrol Rafinerileri A/S (b)	13,814	384,279
Turk Hava Yollari AO (a) (b)	61,347	302,149
Turk Telekomunikasyon A/S (a) (b)	54,130	92,060
Turkcell Iletisim Hizmetleri A/S (b)	121,177	462,460
Turkiye Garanti Bankasi A/S (b)	250,622	692,108
Turkiye Halk Bankasi A/S (b)	67,517	155,013
Turkiye Is Bankasi A/S Class C (b)	170,790	308,940
Turkiye Sise ve Cam Fabrikalari A/S (b)	88,491	115,958
Turkiye Vakiflar Bankasi TAO (b)	82,683	136,359
Ulker Biskuvi Sanayi A/S (b)	18,155	100,841
Yapi ve Kredi Bankasi A/S (a) (b)	96,852	109,198

		5,992,924

UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC (b)	230,743	415,482
Aldar Properties PJSC (b)	344,389	199,943
DAMAC Properties Dubai Co. PJSC	197,091	160,442
DP World, Ltd. (b)	18,332	412,815

Security Description	Shares	Value
Dubai Investments PJSC	171,244	$97,441
Dubai Islamic Bank PJSC	134,116	193,889
DXB Entertainments PJSC (a) (b)	334,886	44,434
Emaar Malls PJSC	228,012	133,467
Emaar Properties PJSC	385,901	609,373
Emirates Telecommunications Group Co. PJSC	191,012	917,877
First Abu Dhabi Bank PJSC	157,096	500,415

		3,685,578

TOTAL COMMON STOCKS (Cost $443,404,526)		606,458,362

RIGHTS — 0.0%
SOUTH KOREA — 0.0%
Samsung Heavy Industries Co., Ltd. (expires 4/13/18) (a) (Cost $0)	14,367	27,968

SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	21,924,893	21,924,893
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	9,466,212	9,466,212

TOTAL SHORT-TERM INVESTMENTS (Cost $31,391,105)		31,391,105

TOTAL INVESTMENTS — 100.8% (Cost $474,795,631)		637,877,435

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(4,812,115)

NET ASSETS — 100.0%		$633,065,320

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $449,057,340 representing 71.1% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at March 31, 2018.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund’s net assets.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	=American Depositary Receipt
GDR	=Global Depositary Receipt
NVDR	=Non Voting Depositary Receipt
REIT	=Real Estate Investment Trust

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets (long)	465	06/15/2018	$27,487,721	$27,616,350	$128,629

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$45,017,253	$—	$—		$45,017,253
Chile	4,904,941	2,571,533	—		7,476,474
China	46,841,922	131,197,765	0	(a)	178,039,687
Colombia	2,526,994	—	—		2,526,994
Czech Republic	521,975	597,200	—		1,119,175
Egypt	809,592	—	—		809,592
Greece	75,371	1,722,057	—		1,847,428
Hong Kong	417,690	3,993,323	—		4,411,013
Hungary	—	1,926,082	—		1,926,082
India	1,374,409	47,843,036	—		49,217,445
Indonesia	—	12,358,337	—		12,358,337
Malaysia	638,479	14,459,875	—		15,098,354
Mexico	17,567,305	—	—		17,567,305
Pakistan	387,579	115,646	—		503,225
Peru	2,499,815	—	—		2,499,815

See accompanying notes to schedules of investments.

State Street Emerging Markets Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Philippines	$332,403	$5,742,965	$—	$6,075,368
Poland	7,317,878	—	—	7,317,878
Qatar	1,123,699	2,138,660	—	3,262,359
Romania	—	388,798	—	388,798
Russia	21,607,925	91,984	—	21,699,909
South Africa	33,158,188	7,089,577	—	40,247,765
South Korea	937,840	90,688,806	—	91,626,646
Taiwan	—	71,153,259	—	71,153,259
Thailand	—	14,589,699	—	14,589,699
Turkey	113,349	5,879,575	—	5,992,924
United Arab Emirates	2,612,904	1,072,674	—	3,685,578
Rights
South Korea	27,968	—	—	27,968
Short-Term Investments	31,391,105	—	—	31,391,105

TOTAL INVESTMENTS	$188,820,095	$449,057,340	$0	$637,877,435

OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	128,629	—	—	128,629

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$188,948,724	$449,057,340	$0	$638,006,064

(a)	Fund held a Level 3 security that was valued at $0 at March 31, 2018.
(b)	Futures contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,356,427	$16,356,427	$48,779,591	$43,211,125	$—	$—	21,924,893	$21,924,893	$52,669	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,074,039	5,074,039	17,313,171	12,920,998	—	—	9,466,212	9,466,212	18,792	—

Total		$21,430,466	$66,092,762	$56,132,123	$—	$—		$31,391,105	$71,461	$—

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.

The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street International Developed Equity Index Fund.

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 110.4%
UNITED STATES — 110.4%
State Street International Developed Equity Index Portfolio (a) (Cost $3,018,258,807)		$3,394,502,613

SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $52,393,008)	52,393,008	52,393,008

TOTAL INVESTMENTS — 112.1% (Cost $3,070,651,815)		3,446,895,621

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.1)%		(371,830,659)

NET ASSETS — 100.0%		$3,075,064,962

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

At March 31, 2018, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	SGD	50,587,299	USD	38,256,357	04/03/2018	$ (321,618)
Bank of America	JPY	268,505,000	USD	2,540,186	04/03/2018	15,456
Bank of America	SGD	1,759,000	USD	1,335,890	04/03/2018	(5,527)
Bank of America	JPY	2,615,474,000	USD	24,844,704	04/03/2018	251,625
Bank of America	USD	41,608,556	SGD	54,561,299	04/03/2018	—
Bank of America	EUR	395,468,157	USD	483,558,689	04/04/2018	(2,807,997)
Bank of America	SEK	638,698,531	USD	77,284,045	04/04/2018	1,019,712
Bank of America	NZD	6,764,581	USD	4,884,156	04/04/2018	(120)
Bank of America	USD	515,225	CHF	485,000	04/04/2018	(8,751)
Bank of America	GBP	973,000	USD	1,371,469	04/04/2018	6,544
Bank of America	NOK	5,338,000	USD	688,742	04/04/2018	8,825
Bank of America	DKK	11,208,000	USD	1,853,616	04/04/2018	4,385
Bank of America	HKD	25,862,000	USD	3,296,766	04/04/2018	1,530
Bank of America	EUR	26,282,000	USD	32,373,721	04/04/2018	50,792
Bank of America	CHF	7,385,000	USD	7,788,417	04/04/2018	76,428

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America	AUD	8,686,000	USD	6,682,539	04/04/2018	$ 19,943
Bank of America	GBP	12,236,000	USD	17,254,901	04/04/2018	90,241
Bank of America	SEK	22,178,000	USD	2,691,189	04/04/2018	43,006
Bank of America	USD	82,323,223	SEK	689,440,531	04/04/2018	—
Bank of America	USD	4,879,968	NZD	6,764,581	04/04/2018	(2)
Bank of America	USD	509,082,457	EUR	413,938,657	04/04/2018	181
Bank of America	SEK	689,440,531	USD	82,488,697	05/03/2018	(2,763)
Bank of America	SGD	54,561,299	USD	41,633,956	05/03/2018	(4,766)
Bank of America	NZD	6,764,581	USD	4,879,461	05/03/2018	4,188
Bank of America	EUR	413,938,657	USD	510,117,304	05/03/2018	(17,401)
Bank of Montreal	JPY	158,050,000	USD	1,486,956	04/03/2018	825
Bank of Montreal	USD	1,634,557	JPY	173,902,000	04/03/2018	628
Bank of Montreal	USD	4,201,912	JPY	446,009,000	04/03/2018	(8,127)
Bank of Montreal	EUR	395,468,157	USD	483,557,898	04/04/2018	(2,808,788)
Bank of Montreal	AUD	594,000	USD	459,719	04/04/2018	4,091
Bank of Montreal	AUD	559,000	USD	434,118	04/04/2018	5,337
Bank of Montreal	CHF	872,000	USD	927,104	04/04/2018	16,494
Bank of Montreal	CHF	441,000	USD	465,795	04/04/2018	5,269
Bank of Montreal	USD	1,128,272	GBP	806,000	04/04/2018	2,385
Bank of Montreal	CHF	750,000	USD	789,894	04/04/2018	6,686
Bank of Montreal	GBP	1,242,000	USD	1,744,888	04/04/2018	2,611
Bank of Montreal	HKD	2,656,000	USD	338,841	04/04/2018	424
Bank of Montreal	USD	562,664	HKD	4,412,000	04/04/2018	(504)
Bank of Montreal	CHF	510,000	USD	540,659	04/04/2018	8,078
Bank of Montreal	EUR	1,818,000	USD	2,265,532	04/04/2018	29,664
Bank of Montreal	AUD	603,000	USD	466,135	04/04/2018	3,604
Bank of Montreal	GBP	844,000	USD	1,201,541	04/04/2018	17,578
Bank of Montreal	USD	509,082,457	EUR	413,938,657	04/04/2018	181
Bank of Montreal	EUR	413,938,657	USD	510,119,374	05/03/2018	(15,331)
Barclays Capital	GBP	836,000	USD	1,150,351	04/04/2018	(22,390)
Barclays Capital	AUD	522,000	USD	410,574	04/04/2018	10,174
Barclays Capital	USD	1,308,055	CHF	1,245,000	04/04/2018	(7,929)
Barclays Capital	AUD	695,000	USD	534,839	04/04/2018	1,740
BNP Paribas SA	GBP	787,000	USD	1,090,891	04/04/2018	(13,113)
Citibank N.A.	GBP	732,000	USD	1,018,874	04/04/2018	(7,976)
Citibank N.A.	USD	308,935	DKK	1,871,000	04/04/2018	(235)
Citibank N.A.	USD	456,074	SEK	3,740,000	04/04/2018	(9,496)
Credit Suisse International	JPY	210,517,000	USD	1,998,574	04/03/2018	19,100
Goldman Sachs Capital Markets L.P.	JPY	178,776,000	USD	1,676,450	04/03/2018	(4,565)
Goldman Sachs Capital Markets L.P.	EUR	1,796,000	USD	2,197,613	04/04/2018	(11,199)
Goldman Sachs Capital Markets L.P.	EUR	1,572,000	USD	1,940,368	04/04/2018	7,043
Goldman Sachs Capital Markets L.P.	AUD	886,000	USD	682,478	04/04/2018	2,872
Goldman Sachs Capital Markets L.P.	USD	2,904,547	GBP	2,063,000	04/04/2018	(10,571)
Goldman Sachs Capital Markets L.P.	USD	1,135,614	AUD	1,473,000	04/04/2018	(5,749)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	SGD	1,634,000	USD	1,244,161	04/03/2018	$ (1,931)
HSBC Bank USA	JPY	2,464,229,000	USD	23,511,527	04/03/2018	340,591
HSBC Bank USA	HKD	3,081,000	USD	393,588	04/04/2018	1,019
HSBC Bank USA	AUD	8,140,000	USD	6,286,213	04/04/2018	42,426
HSBC Bank USA	SEK	20,669,000	USD	2,508,334	04/04/2018	40,335
HSBC Bank USA	HKD	24,377,000	USD	3,107,555	04/04/2018	1,532
HSBC Bank USA	NOK	4,983,000	USD	643,496	04/04/2018	8,796
HSBC Bank USA	DKK	10,337,000	USD	1,716,525	04/04/2018	11,003
HSBC Bank USA	GBP	11,398,000	USD	16,137,653	04/04/2018	148,539
HSBC Bank USA	EUR	24,537,000	USD	30,352,858	04/04/2018	176,018
HSBC Bank USA	CHF	6,884,000	USD	7,278,671	04/04/2018	89,866
JP Morgan Chase Bank, N.A.	JPY	182,653,000	USD	1,738,445	04/03/2018	20,974
JP Morgan Chase Bank, N.A.	CHF	505,000	USD	535,146	04/04/2018	7,786
JP Morgan Chase Bank, N.A.	EUR	1,663,000	USD	2,054,853	04/04/2018	9,611
JP Morgan Chase Bank, N.A.	USD	452,355	AUD	574,000	04/04/2018	(12,068)
JP Morgan Chase Bank, N.A.	EUR	2,673,000	USD	3,300,666	04/04/2018	13,276
JP Morgan Chase Bank, N.A.	ILS	1,969,000	USD	561,809	05/03/2018	(37)
JP Morgan Chase Bank, N.A.	USD	8,166,685	AUD	10,646,000	05/03/2018	(578)
JP Morgan Chase Bank, N.A.	USD	679,296	HKD	5,326,000	05/03/2018	26
JP Morgan Chase Bank, N.A.	USD	731,150	SGD	958,000	05/03/2018	(47)
JP Morgan Chase Bank, N.A.	USD	30,995,948	JPY	3,289,290,000	05/07/2018	(8,906)
Morgan Stanley Bank, N.A.	GBP	1,446,000	USD	2,009,843	04/04/2018	(18,605)
Royal Bank of Canada	GBP	185,111,273	USD	255,453,557	04/04/2018	(4,220,535)
Royal Bank of Canada	NOK	150,306,520	USD	19,078,167	04/04/2018	(66,843)
Royal Bank of Canada	CHF	224,734,571	USD	238,508,433	04/04/2018	3,823,209
Royal Bank of Canada	CHF	475,000	USD	506,660	04/04/2018	10,628
Royal Bank of Canada	SEK	2,617,000	USD	317,652	04/04/2018	5,167
Royal Bank of Canada	USD	242,754,356	CHF	232,461,571	04/04/2018	—
Royal Bank of Canada	USD	270,433,571	GBP	192,781,274	04/04/2018	(2)
Royal Bank of Canada	USD	21,182,471	NOK	166,302,520	04/04/2018	—
Royal Bank of Canada	GBP	192,781,274	USD	270,761,299	05/03/2018	(5,771)
Royal Bank of Canada	CHF	232,461,571	USD	243,320,987	05/03/2018	(7,862)
Royal Bank of Canada	NOK	166,302,520	USD	21,200,834	05/03/2018	(303)
Standard Chartered Bank	JPY	168,234,000	USD	1,587,184	04/03/2018	5,294
Standard Chartered Bank	JPY	312,094,000	USD	2,953,429	04/03/2018	18,836
Toronto Dominion Bank	USD	21,187,245	JPY	2,255,431,000	04/03/2018	20,380
Toronto Dominion Bank	SGD	581,000	USD	439,374	04/03/2018	(3,698)
Toronto Dominion Bank	AUD	3,478,000	USD	2,710,131	04/04/2018	42,331
Toronto Dominion Bank	USD	9,503,237	CHF	8,953,000	04/04/2018	(153,822)
Toronto Dominion Bank	USD	27,428,425	EUR	22,431,000	04/04/2018	158,350
Toronto Dominion Bank	USD	16,953,656	GBP	12,285,000	04/04/2018	279,742
Toronto Dominion Bank	SEK	9,018,000	USD	1,091,184	04/04/2018	14,383
Toronto Dominion Bank	NOK	5,675,000	USD	720,292	04/04/2018	(2,550)
Toronto Dominion Bank	USD	651,215	HKD	5,091,000	04/04/2018	(2,539)

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UBS AG	JPY	39,736,543,305	USD	373,259,583	04/03/2018	$ (379,753)
UBS AG	USD	390,992,461	JPY	41,578,138,305	04/03/2018	(36,764)
UBS AG	HKD	767,547,035	USD	98,174,392	04/04/2018	376,521
UBS AG	GBP	185,111,274	USD	255,453,558	04/04/2018	(4,220,535)
UBS AG	CHF	588,000	USD	620,666	04/04/2018	6,631
UBS AG	EUR	2,096,000	USD	2,581,413	04/04/2018	3,646
UBS AG	USD	103,719,281	HKD	814,020,035	04/04/2018	(3,881)
UBS AG	USD	270,433,570	GBP	192,781,273	04/04/2018	(2)
UBS AG	GBP	192,781,273	USD	270,758,406	05/03/2018	(8,662)
UBS AG	HKD	814,020,035	USD	103,822,994	05/03/2018	—
UBS AG	JPY	41,578,138,305	USD	391,803,037	05/07/2018	112,575
Westpac Banking Corp.	ILS	26,193,174	USD	7,550,097	04/03/2018	89,461
Westpac Banking Corp.	JPY	39,736,543,305	USD	373,262,037	04/03/2018	(377,298)
Westpac Banking Corp.	USD	390,990,623	JPY	41,578,138,305	04/03/2018	(34,926)
Westpac Banking Corp.	USD	7,461,125	ILS	26,193,174	04/03/2018	(489)
Westpac Banking Corp.	DKK	322,337,566	USD	52,936,816	04/04/2018	(246,303)
Westpac Banking Corp.	AUD	251,633,050	USD	196,088,325	04/04/2018	3,073,198
Westpac Banking Corp.	EUR	3,106,000	USD	3,857,730	04/04/2018	37,814
Westpac Banking Corp.	AUD	1,031,000	USD	803,800	04/04/2018	12,971
Westpac Banking Corp.	USD	2,148,632	EUR	1,730,000	04/04/2018	(20,991)
Westpac Banking Corp.	USD	5,462,279	EUR	4,441,000	04/04/2018	(513)
Westpac Banking Corp.	USD	210,770,037	AUD	274,780,050	04/04/2018	(4)
Westpac Banking Corp.	USD	56,429,172	DKK	342,011,566	04/04/2018	—
Westpac Banking Corp.	AUD	274,780,050	USD	210,769,213	05/03/2018	(3,210)
Westpac Banking Corp.	ILS	26,193,174	USD	7,473,834	05/03/2018	(277)
Westpac Banking Corp.	USD	2,378,224	SEK	19,877,000	05/03/2018	56
Westpac Banking Corp.	DKK	342,011,566	USD	56,543,922	05/03/2018	(2,154)
Westpac Banking Corp.	USD	19,552,171	GBP	13,920,000	05/03/2018	(1,114)
Westpac Banking Corp.	USD	33,476,489	EUR	27,165,000	05/03/2018	1,440
Westpac Banking Corp.	USD	1,500,570	DKK	9,075,000	05/03/2018	(166)
Westpac Banking Corp.	USD	7,901,791	CHF	7,549,000	05/03/2018	115
Westpac Banking Corp.	JPY	41,578,138,305	USD	391,803,037	05/07/2018	112,575

Total						$(5,083,296)

AUD	=Australian Dollar
CHF	=Swiss Franc
DKK	=Danish Krone
EUR	=Euro
GBP	=British Pound
HKD	=Hong Kong Dollar
ILS	=Israeli New Shekel
JPY	=Japanese Yen
NOK	=Norwegian Krone
NZD	=New Zealand Dollar
SEK	=Swedish Krona
SGD	=Singapore Dollar
USD	=U.S. Dollar

See accompanying notes to schedules of investments.

State Street Hedged International Developed Equity Index Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE (long)	534	06/15/2018	$53,948,765	$53,416,020	$(532,745)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,394,502,613	$—	$—	$3,394,502,613
Short-Term Investment	52,393,008	—	—	52,393,008

TOTAL INVESTMENTS	$3,446,895,621	$—	$—	$3,446,895,621

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts (a)	—	10,623,666	—	10,623,666

TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$10,623,666	$—	$10,623,666

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,446,895,621	$10,623,666	$—	$3,457,519,287

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (b)	(532,745)	—	—	(532,745)
Forward Foreign Currency Exchange Contracts (a)	—	(15,706,962)	—	(15,706,962)

TOTAL OTHER FINANCIAL INSTRUMENTS	$(532,745)	$(15,706,962)	$—	$(16,239,707)

(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	39,174,029	$39,174,029	$134,260,639	$121,041,660	$—	$—	52,393,008	$52,393,008	$129,075	$—

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 97.9%
AUSTRALIA — 6.6%
AGL Energy, Ltd. (a)	136,424	$2,283,574
Alumina, Ltd. (a)	493,347	904,031
Amcor, Ltd. (a)	239,545	2,619,684
AMP, Ltd. (a)	586,994	2,262,365
APA Group (a)	225,213	1,369,531
Aristocrat Leisure, Ltd. (a)	109,598	2,043,588
ASX, Ltd. (a)	37,308	1,614,731
Aurizon Holdings, Ltd. (a)	390,597	1,279,761
AusNet Services (a)	348,352	449,995
Australia & New Zealand Banking Group, Ltd. (a)	591,101	12,286,771
Bank of Queensland, Ltd. (a)	68,403	579,873
Bendigo & Adelaide Bank, Ltd. (a)	96,339	732,559
BHP Billiton PLC (a)	426,498	8,427,765
BHP Billiton, Ltd. (a)	645,825	14,296,396
BlueScope Steel, Ltd. (a)	109,929	1,291,650
Boral, Ltd. (a)	227,560	1,310,927
Brambles, Ltd. (a)	329,568	2,540,248
Caltex Australia, Ltd. (a)	50,679	1,229,445
Challenger, Ltd. (a)	108,660	971,873
CIMIC Group, Ltd. (a)	18,465	634,693
Coca-Cola Amatil, Ltd. (a)	110,525	739,148
Cochlear, Ltd. (a)	11,339	1,590,459
Commonwealth Bank of Australia (a)	351,792	19,647,225
Computershare, Ltd. (a)	90,882	1,217,182
Crown Resorts, Ltd. (a)	72,799	714,032
CSL, Ltd. (a)	91,088	10,959,860
Dexus REIT (a)	193,727	1,393,161
Domino’s Pizza Enterprises, Ltd. (a)	10,034	322,898
Flight Centre Travel Group, Ltd. (a) (b)	12,119	532,804
Fortescue Metals Group, Ltd. (a)	335,437	1,128,507
Goodman Group REIT (a)	373,655	2,426,384
GPT Group REIT (a)	350,848	1,284,187
Harvey Norman Holdings, Ltd. (a) (b)	107,605	307,257
Healthscope, Ltd. (a)	380,823	569,849
Incitec Pivot, Ltd. (a)	367,854	999,821
Insurance Australia Group, Ltd. (a)	488,074	2,822,234
LendLease Group (a)	109,999	1,472,839
Macquarie Group, Ltd. (a)	63,723	5,074,475
Medibank Pvt, Ltd. (a)	550,916	1,234,935
Mirvac Group REIT (a)	729,572	1,210,888
National Australia Bank, Ltd. (a)	540,592	11,918,860
Newcrest Mining, Ltd. (a)	159,334	2,400,039
Oil Search, Ltd. (a)	264,499	1,467,304
Orica, Ltd. (a)	81,615	1,121,940
Origin Energy, Ltd. (a) (c)	341,400	2,300,966
QBE Insurance Group, Ltd. (a)	260,721	1,942,636
Ramsay Health Care, Ltd. (a)	27,411	1,318,888
REA Group, Ltd. (a)	9,620	589,869
Santos, Ltd. (a) (c)	363,770	1,432,847

Security Description	Shares	Value
Scentre Group REIT (a)	1,059,980	$3,123,823
SEEK, Ltd. (a)	65,966	950,214
Sonic Healthcare, Ltd. (a)	77,068	1,361,881
South32, Ltd. (a)	1,039,412	2,608,824
Stockland REIT (a)	468,081	1,450,518
Suncorp Group, Ltd. (a)	267,454	2,754,785
Sydney Airport (a)	237,840	1,231,541
Tabcorp Holdings, Ltd. (a)	407,906	1,381,450
Telstra Corp., Ltd. (a)	866,609	2,095,047
TPG Telecom, Ltd. (a) (b)	84,887	360,195
Transurban Group Stapled Security (a)	440,257	3,877,399
Treasury Wine Estates, Ltd. (a)	151,702	1,979,443
Vicinity Centres REIT (a)	644,384	1,196,157
Wesfarmers, Ltd. (a)	229,274	7,337,482
Westfield Corp. REIT (a)	382,276	2,504,136
Westpac Banking Corp. (a)	682,212	15,090,941
Woodside Petroleum, Ltd. (a)	185,291	4,196,430
Woolworths, Ltd. (a)	265,006	5,371,832

		198,143,052

AUSTRIA — 0.3%
ANDRITZ AG (a)	14,225	795,045
Erste Group Bank AG (a)	61,851	3,107,938
OMV AG (a)	27,483	1,602,220
Raiffeisen Bank International AG (a) (c)	27,489	1,070,164
Voestalpine AG (a)	21,677	1,136,560

		7,711,927

BELGIUM — 1.1%
Ageas (a)	39,339	2,029,082
Anheuser-Busch InBev SA (a)	153,075	16,821,897
Colruyt SA (a)	13,634	754,268
Groupe Bruxelles Lambert SA (a)	16,899	1,931,854
KBC Group NV (a)	51,135	4,450,608
Proximus SADP (a)	33,328	1,035,734
Solvay SA (a)	15,435	2,144,105
Telenet Group Holding NV (a) (c)	10,840	724,245
UCB SA (a)	26,363	2,145,913
Umicore SA (a)	43,409	2,298,479

		34,336,185

CHILE — 0.0% (d)
Antofagasta PLC (a)	76,960	994,863

CHINA — 0.0% (d)
Minth Group, Ltd. (a)	136,000	623,969
Yangzijiang Shipbuilding Holdings, Ltd. (a)	386,100	359,565

		983,534

DENMARK — 1.8%
AP Moeller - Maersk A/S Class B (a)	1,323	2,063,862
AP Moller - Maersk A/S Class A (a)	759	1,117,760
Carlsberg A/S Class B (a)	20,602	2,458,833

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Chr Hansen Holding A/S (a)	19,507	$1,687,633
Coloplast A/S Class B (a)	23,177	1,965,054
Danske Bank A/S (a)	147,452	5,522,676
DONG Energy A/S (a) (e)	36,713	2,387,710
DSV A/S (a)	36,332	2,867,262
Genmab A/S (a) (c)	11,676	2,514,581
H Lundbeck A/S (a)	15,024	843,524
ISS A/S (a)	33,601	1,247,450
Novo Nordisk A/S Class B (a)	362,987	17,847,051
Novozymes A/S Class B (a)	43,756	2,277,083
Pandora A/S (a)	20,776	2,247,029
TDC A/S (a) (c)	167,111	1,384,253
Tryg A/S (a)	20,264	471,955
Vestas Wind Systems A/S (a)	42,940	3,071,273
William Demant Holding A/S (a) (c)	21,003	782,070

		52,757,059

FINLAND — 1.0%
Elisa Oyj (a)	30,461	1,377,060
Fortum Oyj (a) (b)	86,050	1,847,710
Kone Oyj Class B (a)	69,387	3,461,268
Metso Oyj (a) (b)	21,684	683,807
Neste Oyj (a) (b)	26,875	1,869,724
Nokia Oyj (a)	1,182,530	6,526,885
Nokian Renkaat Oyj (a) (b)	25,302	1,148,516
Orion Oyj Class B (a)	18,821	575,878
Sampo Oyj Class A (a)	90,946	5,064,375
Stora Enso Oyj Class R (a) (b)	114,770	2,109,176
UPM-Kymmene Oyj (a)	109,102	4,042,859
Wartsila Oyj Abp (a)	92,629	2,045,670

		30,752,928

FRANCE — 10.4%
Accor SA (a)	39,099	2,111,288
Aeroports de Paris (a)	6,138	1,336,584
Air Liquide SA (a)	86,298	10,585,118
Airbus SE (a)	116,851	13,519,815
Alstom SA (a)	29,273	1,319,641
Amundi SA (a) (e)	11,164	896,113
Arkema SA (a)	13,296	1,734,932
Atos SE (a)	19,577	2,680,922
AXA SA (a)	391,189	10,393,913
BioMerieux (a)	7,650	629,745
BNP Paribas SA (a)	225,725	16,731,768
Bollore SA (a)	177,393	945,822
Bouygues SA (a)	43,556	2,182,756
Bureau Veritas SA (a)	56,343	1,463,869
Capgemini SE (a)	31,811	3,967,266
Carrefour SA (a) (b)	120,423	2,496,342
Casino Guichard Perrachon SA (a) (b)	9,801	479,807
Cie de Saint-Gobain (a)	98,402	5,193,587
Cie Generale des Etablissements Michelin SCA (a)	33,745	4,993,268
CNP Assurances (a)	37,775	953,135
Credit Agricole SA (a)	232,857	3,794,885
Danone SA (a)	121,737	9,865,901
Dassault Aviation SA (a)	493	941,375

Security Description	Shares	Value
Dassault Systemes SE (a)	26,549	$3,608,730
Edenred (a)	47,234	1,642,118
Eiffage SA (a)	15,468	1,760,811
Electricite de France SA (a)	121,761	1,762,063
Engie SA (a)	359,138	5,994,137
Essilor International Cie Generale d’Optique SA (a)	40,877	5,511,645
Eurazeo SA (a)	9,612	884,611
Eutelsat Communications SA (a)	34,717	687,771
Faurecia SA (a)	14,020	1,133,890
Fonciere Des Regions REIT (a)	5,920	652,766
Gecina SA REIT (a)	9,550	1,656,418
Getlink SE	89,839	1,281,667
Hermes International (a)	6,292	3,727,774
ICADE REIT (a)	6,016	583,776
Iliad SA (a)	4,881	1,009,993
Imerys SA (a)	6,262	608,268
Ingenico Group SA (a)	11,002	892,565
Ipsen SA (a)	7,077	1,099,482
JCDecaux SA (a)	12,680	440,737
Kering SA (a)	15,326	7,347,028
Klepierre SA REIT (a)	41,883	1,687,363
Lagardere SCA (a)	26,741	763,461
Legrand SA (a)	52,632	4,127,528
L’Oreal SA (a)	50,752	11,457,191
LVMH Moet Hennessy Louis Vuitton SE (a)	56,012	17,252,987
Natixis SA (a)	177,116	1,452,581
Orange SA (a)	403,955	6,863,020
Pernod Ricard SA	42,979	7,149,010
Peugeot SA (a)	117,706	2,832,906
Publicis Groupe SA (a)	42,712	2,972,665
Remy Cointreau SA (a)	4,144	590,827
Renault SA (a)	39,186	4,752,818
Rexel SA (a)	57,244	969,226
Safran SA (a)	67,513	7,161,641
Sanofi (a)	228,300	18,309,875
Schneider Electric SE (a)	114,279	10,058,662
SCOR SE (a)	34,029	1,388,564
SEB SA (a)	4,595	878,457
Societe BIC SA	6,060	602,566
Societe Generale SA (a)	154,955	8,411,563
Sodexo SA (a)	18,247	1,835,629
Suez (a)	69,418	1,005,373
Teleperformance (a)	12,119	1,878,459
Thales SA (a)	20,356	2,478,628
TOTAL SA (a)	481,600	27,591,686
Ubisoft Entertainment SA (a) (c)	11,647	985,229
Unibail-Rodamco SE REIT (a) (b)	19,713	4,500,717
Valeo SA (a)	49,195	3,252,669
Veolia Environnement SA (a)	99,510	2,362,944
Vinci SA (a)	102,277	10,068,867
Vivendi SA (a)	203,942	5,286,617
Wendel SA (a)	5,866	914,252

		313,348,083

GERMANY — 9.5%
1&1 Drillisch AG (a)	9,793	660,432

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
adidas AG (a)	37,996	$9,239,822
Allianz SE (a)	89,534	20,229,942
Axel Springer SE (a)	8,400	702,344
BASF SE (a)	184,406	18,692,840
Bayer AG (a)	166,027	18,707,721
Bayerische Motoren Werke AG (a)	64,974	7,063,759
Bayerische Motoren Werke AG Preference Shares (a)	10,669	1,000,683
Beiersdorf AG (a)	20,980	2,376,454
Brenntag AG (a)	32,359	1,925,461
Commerzbank AG (a) (c)	218,827	2,839,496
Continental AG (a)	21,630	5,971,539
Covestro AG (a) (e)	33,230	3,270,465
Daimler AG (a)	193,476	16,476,128
Deutsche Bank AG (a)	406,032	5,661,572
Deutsche Boerse AG (a)	38,031	5,196,430
Deutsche Lufthansa AG (a)	45,513	1,454,228
Deutsche Post AG (a)	196,035	8,582,010
Deutsche Telekom AG (a)	671,603	10,982,543
Deutsche Wohnen SE (a)	72,901	3,399,898
E.ON SE (a)	434,442	4,825,205
Evonik Industries AG (a)	32,526	1,146,417
Fraport AG Frankfurt Airport Services Worldwide (a)	8,539	842,321
Fresenius Medical Care AG & Co. KGaA (a)	42,627	4,351,492
Fresenius SE & Co. KGaA (a)	84,280	6,441,314
Fuchs Petrolub SE Preference Shares (a)	14,455	784,302
GEA Group AG (a)	34,939	1,485,117
Hannover Rueck SE (a)	11,672	1,591,659
HeidelbergCement AG (a)	30,629	3,007,587
Henkel AG & Co. KGaA Preference Shares (a)	35,184	4,622,791
Henkel AG & Co. KGaA (a)	20,842	2,624,472
HOCHTIEF AG (a)	3,385	632,446
HUGO BOSS AG (a)	12,222	1,064,224
Infineon Technologies AG (a)	223,219	6,000,154
Innogy SE (a) (e)	27,779	1,316,063
KION Group AG (a)	15,135	1,412,325
KS AG (a)	35,264	1,017,999
Lanxess AG (a)	19,401	1,486,481
Linde AG (a) (c)	37,510	7,922,345
MAN SE (a)	7,275	847,920
Merck KGaA (a)	26,763	2,566,603
METRO AG (a)	33,622	594,493
MTU Aero Engines AG (a)	10,930	1,841,219
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	31,358	7,288,476
OSRAM Licht AG (a)	19,225	1,414,025
Porsche Automobil Holding SE Preference Shares (a)	31,680	2,639,506
ProSiebenSat.1 Media SE (a)	44,142	1,528,178
QIAGEN NV (a) (c)	43,176	1,395,129
RWE AG (a) (c)	100,348	2,479,213
SAP SE (a)	197,250	20,697,565

Security Description	Shares	Value
Schaeffler AG Preference Shares (a)	36,347	$561,070
Siemens AG (a)	153,563	19,584,678
Symrise AG (a)	25,775	2,074,377
Telefonica Deutschland Holding AG (a)	156,139	733,325
ThyssenKrupp AG (a)	90,365	2,358,471
TUI AG (a)	82,896	1,777,334
Uniper SE (a)	37,169	1,132,177
United Internet AG (a)	23,007	1,448,979
Volkswagen AG (a)	5,948	1,189,914
Volkswagen AG Preference Shares (a)	37,540	7,478,597
Vonovia SE (a)	95,786	4,747,694
Wirecard AG (a)	24,195	2,866,716
Zalando SE (a) (c) (e)	20,797	1,134,312

		287,388,452

HONG KONG — 3.5%
AIA Group, Ltd. (a)	2,423,200	20,714,755
ASM Pacific Technology, Ltd. (a)	67,000	943,900
Bank of East Asia, Ltd. (a)	265,556	1,064,035
BOC Hong Kong Holdings, Ltd. (a)	734,000	3,600,772
CK Asset Holdings, Ltd. (a)	511,179	4,313,792
CK Hutchison Holdings, Ltd. (a)	547,000	6,572,222
CK Infrastructure Holdings, Ltd. (a)	131,000	1,073,695
CLP Holdings, Ltd. (a)	326,500	3,328,932
First Pacific Co., Ltd. (a)	524,000	284,775
Galaxy Entertainment Group, Ltd. (a)	468,000	4,295,541
Hang Lung Group, Ltd. (a)	187,000	613,251
Hang Lung Properties, Ltd. (a)	396,000	929,404
Hang Seng Bank, Ltd. (a)	151,800	3,526,944
Henderson Land Development Co., Ltd. (a)	245,254	1,608,117
HK Electric Investments & HK Electric Investments, Ltd. (a) (b) (e)	621,990	601,537
HKT Trust & HKT, Ltd. (a)	827,000	1,040,536
Hong Kong & China Gas Co., Ltd. (a)	1,668,500	3,438,311
Hong Kong Exchanges & Clearing, Ltd. (a)	237,925	7,836,397
Hongkong Land Holdings, Ltd. (a)	226,800	1,566,963
Hysan Development Co., Ltd. (a)	131,000	695,183
Jardine Matheson Holdings, Ltd. (a)	43,600	2,686,906
Jardine Strategic Holdings, Ltd. (a)	42,600	1,637,700
Kerry Properties, Ltd. (a)	118,000	533,584
Kingston Financial Group, Ltd. (a)	754,000	340,132
Li & Fung, Ltd. (a)	1,090,000	537,334
Link REIT (a)	436,000	3,737,199

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Melco Resorts & Entertainment, Ltd. ADR	52,423	$1,519,219
MTR Corp., Ltd. (a)	316,145	1,706,566
New World Development Co., Ltd. (a)	1,240,162	1,767,512
NWS Holdings, Ltd. (a)	274,810	500,544
PCCW, Ltd. (a)	748,000	434,107
Power Assets Holdings, Ltd. (a)	278,500	2,487,900
Sands China, Ltd. (a)	484,400	2,632,341
Shangri-La Asia, Ltd. (a)	272,000	552,274
Sino Land Co., Ltd. (a)	595,379	965,002
SJM Holdings, Ltd. (a)	448,000	392,482
Sun Hung Kai Properties, Ltd. (a)	286,000	4,539,580
Swire Pacific, Ltd. Class A (a)	99,500	1,007,576
Swire Properties, Ltd. (a)	238,200	837,776
Techtronic Industries Co., Ltd. (a)	290,000	1,702,002
WH Group, Ltd. (a) (e)	1,830,809	1,961,648
Wharf Holdings, Ltd. (a)	226,000	782,462
Wharf Real Estate Investment Co., Ltd. (a) (c)	256,000	1,673,282
Wheelock & Co., Ltd. (a)	175,000	1,283,608
Yue Yuen Industrial Holdings, Ltd. (a)	149,500	598,955

		104,866,753

IRELAND — 0.5%
AerCap Holdings NV (c)	28,614	1,451,302
AIB Group PLC	150,377	904,733
Bank of Ireland Group PLC (a) (c)	170,721	1,495,280
CRH PLC (a)	154,455	5,229,136
James Hardie Industries PLC (a)	85,085	1,508,088
Kerry Group PLC Class A	28,985	2,937,331
Paddy Power Betfair PLC	14,637	1,502,210
Ryanair Holdings PLC ADR (c)	4,205	516,584

		15,544,664

ISRAEL — 0.4%
Azrieli Group, Ltd. (a)	7,782	373,742
Bank Hapoalim BM (a)	211,075	1,450,201
Bank Leumi Le-Israel BM (a)	283,811	1,712,757
Bezeq The Israeli Telecommunication Corp., Ltd. (a)	417,768	534,959
Check Point Software Technologies, Ltd. (c)	23,910	2,375,219
Elbit Systems, Ltd. (a)	5,012	602,936
Frutarom Industries, Ltd. (a)	8,120	745,923
Israel Chemicals, Ltd. (a)	150,124	636,731
Mizrahi Tefahot Bank, Ltd. (a)	25,993	497,458
Nice, Ltd. (a)	12,240	1,142,600
Teva Pharmaceutical Industries, Ltd. ADR	44,328	757,565
Teva Pharmaceutical Industries, Ltd. (a)	129,045	2,199,854

		13,029,945

Security Description	Shares	Value
ITALY — 2.1%
Assicurazioni Generali SpA (a)	246,575	$4,737,410
Atlantia SpA (a)	90,764	2,811,075
Davide Campari-Milano SpA (a)	107,255	811,612
Enel SpA (a)	1,590,401	9,727,259
Eni SpA (a)	497,909	8,766,518
Ferrari NV (a)	24,505	2,944,352
Intesa Sanpaolo SpA (a) (f)	2,635,132	9,589,847
Intesa Sanpaolo SpA (a) (f)	193,158	731,294
Leonardo SpA (a)	85,867	992,580
Luxottica Group SpA (a)	32,402	2,011,981
Mediobanca Banca di Credito Finanziario SpA (a)	127,025	1,492,628
Poste Italiane SpA (a) (e)	105,767	965,642
Prysmian SpA (a)	37,010	1,161,627
Recordati SpA (a)	22,725	838,038
Snam SpA (a)	433,728	1,992,792
Telecom Italia SpA/Milano (a) (c) (f)	2,182,301	2,071,069
Telecom Italia SpA/Milano (a) (f)	1,270,582	1,057,335
Terna Rete Elettrica Nazionale SpA (a)	257,268	1,502,712
UniCredit SpA (a) (c)	392,222	8,193,888
UnipolSai Assicurazioni SpA (a)	194,056	461,190

		62,860,849

JAPAN — 24.1%
ABC-Mart, Inc. (a)	5,800	382,149
Acom Co., Ltd. (a) (b) (c)	91,400	410,653
Aeon Co., Ltd. (a)	127,200	2,263,414
AEON Financial Service Co., Ltd. (a)	20,500	475,584
Aeon Mall Co., Ltd. (a)	24,100	507,139
Air Water, Inc. (a)	25,000	488,917
Aisin Seiki Co., Ltd. (a)	37,000	2,020,244
Ajinomoto Co., Inc. (a)	113,400	2,060,436
Alfresa Holdings Corp. (a) (b)	37,400	844,958
Alps Electric Co., Ltd. (a)	43,200	1,069,932
Amada Holdings Co., Ltd. (a)	73,000	887,808
ANA Holdings, Inc. (a)	23,600	914,976
Aozora Bank, Ltd. (a)	22,800	915,582
Asahi Glass Co., Ltd. (a)	38,500	1,614,263
Asahi Group Holdings, Ltd. (a)	76,600	4,121,572
Asahi Kasei Corp. (a)	251,200	3,359,235
Asics Corp. (a)	27,100	505,024
Astellas Pharma, Inc. (a)	419,400	6,418,452
Bandai Namco Holdings, Inc. (a)	42,600	1,379,407
Bank of Kyoto, Ltd. (a)	12,500	708,716
Benesse Holdings, Inc. (a)	13,600	495,015
Bridgestone Corp. (a)	128,000	5,634,121
Brother Industries, Ltd. (a)	44,800	1,039,334
Calbee, Inc. (a) (b)	15,100	513,361
Canon, Inc. (a)	215,700	7,829,273
Casio Computer Co., Ltd. (a) (b)	37,900	564,844
Central Japan Railway Co. (a)	28,400	5,422,730
Chiba Bank, Ltd. (a)	134,000	1,096,142

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Chubu Electric Power Co., Inc. (a)	135,200	$1,941,357
Chugai Pharmaceutical Co., Ltd. (a)	43,500	2,209,564
Chugoku Electric Power Co., Inc. (a)	57,100	697,918
Coca-Cola Bottlers Japan Holdings, Inc. (a)	24,100	995,785
Concordia Financial Group, Ltd. (a)	237,100	1,339,469
Credit Saison Co., Ltd. (a)	28,200	472,243
CYBERDYNE, Inc. (a) (b) (c)	13,100	187,968
Dai Nippon Printing Co., Ltd. (a)	50,000	1,039,583
Daicel Corp. (a)	51,500	565,812
Daifuku Co., Ltd. (a)	18,300	1,085,522
Dai-ichi Life Holdings, Inc. (a)	213,400	3,941,713
Daiichi Sankyo Co., Ltd. (a)	112,300	3,769,146
Daikin Industries, Ltd. (a)	49,100	5,457,493
Daito Trust Construction Co., Ltd. (a)	13,400	2,282,756
Daiwa House Industry Co., Ltd. (a)	112,000	4,316,842
Daiwa House REIT Investment Corp. (a)	371	897,503
Daiwa Securities Group, Inc. (a)	315,000	2,028,353
DeNA Co., Ltd. (a) (b)	17,400	317,066
Denso Corp. (a)	93,900	5,167,589
Dentsu, Inc. (a)	41,500	1,834,952
Disco Corp. (a)	5,500	1,176,195
Don Quijote Holdings Co., Ltd. (a)	23,100	1,324,552
East Japan Railway Co. (a)	64,500	6,033,471
Eisai Co., Ltd. (a)	53,100	3,420,694
Electric Power Development Co., Ltd. (a)	29,400	758,204
FamilyMart UNY Holdings Co., Ltd. (a)	17,000	1,417,120
FANUC Corp. (a)	39,100	10,067,709
Fast Retailing Co., Ltd. (a)	10,500	4,220,376
Fuji Electric Co., Ltd. (a)	124,000	854,763
FUJIFILM Holdings Corp. (a)	81,900	3,272,259
Fujitsu, Ltd. (a)	396,000	2,407,708
Fukuoka Financial Group, Inc. (a)	171,000	937,252
Hachijuni Bank Ltd. (a)	78,600	427,388
Hakuhodo DY Holdings, Inc. (a)	41,000	566,263
Hamamatsu Photonics KK (a)	27,400	1,054,641
Hankyu Hanshin Holdings, Inc. (a)	46,300	1,735,017
Hikari Tsushin, Inc. (a)	3,900	629,419
Hino Motors, Ltd. (a)	49,600	645,354
Hirose Electric Co., Ltd. (a) (b)	6,510	899,808
Hisamitsu Pharmaceutical Co., Inc. (a)	13,100	1,013,196
Hitachi Chemical Co., Ltd. (a)	19,900	444,795
Hitachi Construction Machinery Co., Ltd. (a)	19,300	749,553

Security Description	Shares	Value
Hitachi High-Technologies Corp. (a)	11,800	$561,245
Hitachi Metals, Ltd. (a)	40,500	476,234
Hitachi, Ltd. (a)	978,000	7,127,050
Honda Motor Co., Ltd. (a)	346,500	12,000,849
Hoshizaki Corp. (a)	9,900	883,052
Hoya Corp. (a)	78,800	3,982,452
Hulic Co., Ltd. (a)	68,000	741,425
Idemitsu Kosan Co., Ltd. (a)	27,200	1,041,230
IHI Corp. (a)	30,200	942,696
Iida Group Holdings Co., Ltd. (a)	26,200	490,001
Inpex Corp. (a)	197,400	2,450,867
Isetan Mitsukoshi Holdings, Ltd. (a)	68,300	756,173
Isuzu Motors, Ltd. (a)	116,000	1,778,209
ITOCHU Corp. (a) (b)	294,500	5,753,724
J Front Retailing Co., Ltd. (a)	52,200	882,081
Japan Airlines Co., Ltd. (a)	23,600	961,398
Japan Airport Terminal Co., Ltd. (a) (b)	8,200	318,538
Japan Exchange Group, Inc. (a)	109,300	2,047,606
Japan Post Bank Co., Ltd. (a) (b)	75,600	1,026,491
Japan Post Holdings Co., Ltd. (a)	321,900	3,913,885
Japan Prime Realty Investment Corp. REIT (a)	191	694,267
Japan Real Estate Investment Corp. REIT (a)	258	1,341,829
Japan Retail Fund Investment Corp. REIT (a)	542	1,051,556
Japan Tobacco, Inc. (a)	223,000	6,373,734
JFE Holdings, Inc. (a)	108,700	2,193,759
JGC Corp. (a) (b)	42,000	914,921
JSR Corp. (a)	42,300	952,494
JTEKT Corp. (a)	38,300	564,633
JXTG Holdings, Inc. (a)	631,300	3,850,760
Kajima Corp. (a)	177,000	1,664,902
Kakaku.com, Inc. (a)	26,600	470,993
Kamigumi Co., Ltd. (a)	20,000	448,569
Kaneka Corp. (a)	49,000	487,683
Kansai Electric Power Co., Inc. (a)	132,800	1,737,201
Kansai Paint Co., Ltd. (a)	39,400	921,381
Kao Corp. (a)	100,200	7,526,250
Kawasaki Heavy Industries, Ltd. (a)	32,800	1,058,990
KDDI Corp. (a)	365,400	9,415,529
Keihan Holdings Co., Ltd. (a)	16,800	521,488
Keikyu Corp. (a)	43,500	764,986
Keio Corp. (a)	21,000	905,575
Keisei Electric Railway Co., Ltd. (a)	28,100	865,399
Keyence Corp. (a)	19,600	12,249,625
Kikkoman Corp. (a)	28,000	1,135,773
Kintetsu Group Holdings Co., Ltd. (a)	35,300	1,387,707
Kirin Holdings Co., Ltd. (a)	171,400	4,565,383
Kobe Steel, Ltd. (a) (c)	53,600	531,951

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Koito Manufacturing Co., Ltd. (a) (b)	23,100	$1,614,004
Komatsu, Ltd. (a)	187,200	6,274,246
Konami Holdings Corp. (a)	18,400	937,540
Konica Minolta, Inc. (a) (b)	93,100	791,849
Kose Corp. (a) (b)	6,500	1,367,155
Kubota Corp. (a)	209,500	3,694,894
Kuraray Co., Ltd. (a)	66,900	1,160,533
Kurita Water Industries, Ltd. (a)	17,800	574,933
Kyocera Corp. (a)	63,700	3,613,534
Kyowa Hakko Kirin Co., Ltd. (a)	50,400	1,095,131
Kyushu Electric Power Co., Inc. (a)	82,000	990,868
Kyushu Financial Group, Inc. (a)	61,500	307,313
Kyushu Railway Co. (a) (b)	30,700	958,235
Lawson, Inc. (a)	9,100	622,418
LINE Corp. (a) (c)	8,000	315,005
Lion Corp. (a)	49,600	1,018,406
LIXIL Group Corp. (a)	57,100	1,267,286
M3, Inc. (a)	40,100	1,843,463
Mabuchi Motor Co., Ltd. (a)	9,600	477,827
Makita Corp. (a)	46,600	2,309,484
Marubeni Corp. (a)	342,100	2,499,488
Marui Group Co., Ltd. (a) (b)	39,800	802,997
Maruichi Steel Tube, Ltd. (a) (b)	10,400	317,100
Mazda Motor Corp. (a) (b)	111,100	1,486,600
McDonald’s Holdings Co. Japan, Ltd. (a)	13,200	625,023
Mebuki Financial Group, Inc. (a)	181,300	704,604
Medipal Holdings Corp. (a)	38,600	806,036
MEIJI Holdings Co., Ltd. (a)	25,600	1,967,531
MINEBEA MITSUMI, Inc. (a) (b)	78,300	1,684,454
MISUMI Group, Inc. (a) (b)	54,000	1,496,338
Mitsubishi Chemical Holdings Corp. (a)	295,300	2,876,666
Mitsubishi Corp. (a)	305,200	8,219,945
Mitsubishi Electric Corp. (a)	391,700	6,360,794
Mitsubishi Estate Co., Ltd. (a)	247,700	4,151,476
Mitsubishi Gas Chemical Co., Inc. (a)	35,900	866,814
Mitsubishi Heavy Industries, Ltd. (a) (b)	66,400	2,561,641
Mitsubishi Materials Corp. (a)	21,600	640,606
Mitsubishi Motors Corp. (a) (b)	146,300	1,046,806
Mitsubishi Tanabe Pharma Corp. (a)	49,200	994,517
Mitsubishi UFJ Financial Group, Inc. (a)	2,396,200	15,932,460
Mitsubishi UFJ Lease & Finance Co., Ltd. (a)	81,700	489,681
Mitsui & Co., Ltd. (a)	335,700	5,779,663
Mitsui Chemicals, Inc. (a)	34,600	1,099,091
Mitsui Fudosan Co., Ltd. (a)	182,100	4,398,395
Mitsui OSK Lines, Ltd. (a)	20,200	573,931
Mixi, Inc. (a)	8,800	329,419
Mizuho Financial Group, Inc. (a)	4,869,200	8,878,107

Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc. (a)	97,700	$3,036,472
Murata Manufacturing Co., Ltd. (a)	37,700	5,206,503
Nabtesco Corp. (a)	24,000	935,244
Nagoya Railroad Co., Ltd. (a)	36,000	919,090
NEC Corp. (a)	50,400	1,417,426
Nexon Co., Ltd. (a) (c)	77,400	1,312,893
NGK Insulators, Ltd. (a)	57,500	996,528
NGK Spark Plug Co., Ltd. (a)	29,600	713,611
NH Foods, Ltd. (a)	16,500	677,852
Nidec Corp. (a)	48,200	7,422,232
Nikon Corp. (a)	67,200	1,215,326
Nintendo Co., Ltd. (a)	22,800	10,134,665
Nippon Building Fund, Inc. REIT (a)	264	1,465,120
Nippon Electric Glass Co., Ltd. (a)	15,200	440,849
Nippon Express Co., Ltd. (a)	15,800	1,045,931
Nippon Paint Holdings Co., Ltd. (a)	30,200	1,112,936
Nippon Prologis REIT, Inc. (a)	331	719,284
Nippon Steel & Sumitomo Metal Corp. (a)	155,900	3,424,543
Nippon Telegraph & Telephone Corp. (a)	140,100	6,539,473
Nippon Yusen KK (a)	36,600	718,974
Nissan Chemical Industries, Ltd. (a)	24,200	1,005,825
Nissan Motor Co., Ltd. (a) (b)	458,000	4,729,986
Nisshin Seifun Group, Inc. (a)	40,900	813,139
Nissin Foods Holdings Co., Ltd. (a)	11,800	819,113
Nitori Holdings Co., Ltd. (a)	16,000	2,807,306
Nitto Denko Corp. (a)	34,200	2,586,142
NOK Corp. (a)	19,900	388,801
Nomura Holdings, Inc. (a)	718,200	4,190,216
Nomura Real Estate Holdings, Inc. (a)	22,600	530,951
Nomura Real Estate Master Fund, Inc. (a)	818	1,139,013
Nomura Research Institute, Ltd. (a)	26,000	1,229,112
NSK, Ltd. (a)	73,800	993,363
NTT Data Corp. (a)	134,700	1,416,126
NTT DOCOMO, Inc. (a)	276,200	7,044,923
Obayashi Corp. (a)	125,800	1,386,512
Obic Co., Ltd. (a)	13,100	1,104,481
Odakyu Electric Railway Co., Ltd. (a)	63,300	1,290,184
Oji Holdings Corp. (a)	169,000	1,089,812
Olympus Corp. (a)	60,600	2,318,485
Omron Corp. (a)	40,000	2,339,470
Ono Pharmaceutical Co., Ltd. (a)	79,400	2,527,558
Oracle Corp. Japan (a)	7,400	614,473
Oriental Land Co., Ltd. (a)	43,200	4,422,387
ORIX Corp. (a)	261,500	4,688,756
Osaka Gas Co., Ltd. (a) (b)	71,200	1,416,824

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Otsuka Corp. (a)	22,600	$1,152,807
Otsuka Holdings Co., Ltd. (a)	77,400	3,884,366
Panasonic Corp. (a)	447,000	6,422,459
Park24 Co., Ltd. (a) (b)	25,300	690,729
Pola Orbis Holdings, Inc. (a)	16,800	700,707
Rakuten, Inc. (a)	182,000	1,504,758
Recruit Holdings Co., Ltd. (a)	217,300	5,449,141
Renesas Electronics Corp. (a) (c)	130,700	1,314,577
Resona Holdings, Inc. (a)	443,700	2,386,099
Ricoh Co., Ltd. (a) (b)	135,700	1,341,249
Rinnai Corp. (a)	7,700	732,679
Rohm Co., Ltd. (a)	19,800	1,880,404
Ryohin Keikaku Co., Ltd. (a)	4,500	1,504,186
Sankyo Co., Ltd. (a)	9,200	322,005
Santen Pharmaceutical Co., Ltd. (a)	70,000	1,172,825
SBI Holdings, Inc. (a) (b)	38,100	895,661
Secom Co., Ltd. (a)	41,900	3,122,543
Sega Sammy Holdings, Inc. (a)	32,200	521,985
Seibu Holdings, Inc. (a)	48,100	843,748
Seiko Epson Corp. (a)	60,800	1,054,198
Sekisui Chemical Co., Ltd. (a)	85,200	1,494,920
Sekisui House, Ltd. (a)	118,700	2,173,072
Seven & i Holdings Co., Ltd. (a)	152,700	6,543,879
Seven Bank, Ltd. (a) (b)	126,400	405,706
Sharp Corp. (a) (c)	28,500	853,994
Shimadzu Corp. (a)	49,400	1,363,407
Shimamura Co., Ltd. (a)	3,700	461,585
Shimano, Inc. (a)	15,400	2,223,465
Shimizu Corp. (a)	104,600	933,593
Shin-Etsu Chemical Co., Ltd. (a)	78,600	8,202,939
Shinsei Bank, Ltd. (a)	30,900	479,602
Shionogi & Co., Ltd. (a) (b)	61,000	3,178,127
Shiseido Co., Ltd. (a)	75,100	4,825,192
Shizuoka Bank, Ltd. (a)	102,000	981,392
Showa Shell Sekiyu KK (a)	34,700	472,613
SMC Corp. (a)	11,300	4,599,206
SoftBank Group Corp. (a)	166,100	12,396,016
Sohgo Security Services Co., Ltd. (a)	15,700	771,952
Sompo Holdings, Inc. (a)	72,800	2,934,849
Sony Corp. (a)	254,600	12,532,878
Sony Financial Holdings, Inc. (a) (b)	33,200	606,550
Stanley Electric Co., Ltd. (a)	27,300	1,025,553
Start Today Co., Ltd. (a)	37,000	963,515
Subaru Corp. (a)	121,800	4,034,001
SUMCO Corp. (a)	50,000	1,306,554
Sumitomo Chemical Co., Ltd. (a)	330,000	1,915,551
Sumitomo Corp. (a)	235,400	3,945,585
Sumitomo Dainippon Pharma Co., Ltd. (a) (b)	26,900	449,610
Sumitomo Electric Industries, Ltd. (a)	151,700	2,319,706
Sumitomo Heavy Industries, Ltd. (a)	22,800	871,579
Sumitomo Metal Mining Co., Ltd. (a) (b)	51,500	2,131,224

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc. (a)	270,600	$11,485,946
Sumitomo Mitsui Trust Holdings, Inc. (a)	68,400	2,797,578
Sumitomo Realty & Development Co., Ltd. (a)	74,000	2,766,558
Sumitomo Rubber Industries, Ltd. (a)	36,000	664,087
Sundrug Co., Ltd. (a)	16,700	782,063
Suntory Beverage & Food, Ltd. (a)	28,800	1,402,724
Suruga Bank, Ltd. (a)	34,400	483,023
Suzuken Co., Ltd. (a)	13,600	572,563
Suzuki Motor Corp. (a) (b)	70,400	3,824,227
Sysmex Corp. (a)	30,200	2,745,448
T&D Holdings, Inc. (a)	100,000	1,591,440
Taiheiyo Cement Corp. (a)	23,800	855,322
Taisei Corp. (a)	38,800	1,991,068
Taisho Pharmaceutical Holdings Co., Ltd. (a)	5,900	583,617
Taiyo Nippon Sanso Corp. (a) (b)	23,300	353,224
Takashimaya Co., Ltd. (a)	53,000	509,736
Takeda Pharmaceutical Co., Ltd. (a)	144,000	7,025,249
TDK Corp. (a)	26,000	2,317,503
Teijin, Ltd. (a)	40,800	775,700
Temp Holdings Co., Ltd. (a)	32,800	953,553
Terumo Corp. (a)	64,200	3,340,886
THK Co., Ltd. (a)	26,100	1,086,318
Tobu Railway Co., Ltd. (a)	36,800	1,124,983
Toho Co., Ltd. (a)	22,700	755,959
Toho Gas Co., Ltd. (a) (b)	12,600	394,033
Tohoku Electric Power Co., Inc. (a) (b)	90,200	1,227,647
Tokio Marine Holdings, Inc. (a)	136,400	6,187,963
Tokyo Electric Power Co. Holdings, Inc. (a) (c)	268,100	1,050,685
Tokyo Electron, Ltd. (a)	31,800	5,885,760
Tokyo Gas Co., Ltd. (a)	81,300	2,173,475
Tokyo Tatemono Co., Ltd. (a)	36,300	549,760
Tokyu Corp. (a)	104,500	1,646,440
Tokyu Fudosan Holdings Corp. (a)	90,400	650,764
Toppan Printing Co., Ltd. (a)	94,000	773,076
Toray Industries, Inc. (a)	302,700	2,880,905
Toshiba Corp. (a) (c)	1,332,000	3,887,094
Tosoh Corp. (a)	56,500	1,114,785
TOTO, Ltd. (a)	26,700	1,400,625
Toyo Seikan Group Holdings, Ltd. (a) (b)	28,500	425,482
Toyo Suisan Kaisha, Ltd. (a)	18,300	723,527
Toyoda Gosei Co., Ltd. (a)	9,700	224,764
Toyota Industries Corp. (a)	31,100	1,881,100
Toyota Motor Corp. (a)	523,000	33,976,812
Toyota Tsusho Corp. (a)	41,000	1,386,291
Trend Micro, Inc. (a)	22,600	1,333,451
Tsuruha Holdings, Inc. (a)	8,000	1,151,979
Unicharm Corp. (a)	77,700	2,242,301

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
United Urban Investment Corp. REIT (a)	568	$890,228
USS Co., Ltd. (a)	43,500	890,792
West Japan Railway Co. (a)	33,200	2,354,990
Yahoo! Japan Corp. (a) (b)	294,200	1,377,831
Yakult Honsha Co., Ltd. (a)	22,700	1,702,452
Yamada Denki Co., Ltd. (a) (b)	127,900	777,614
Yamaguchi Financial Group, Inc. (a) (b)	39,000	482,870
Yamaha Corp. (a)	35,600	1,564,530
Yamaha Motor Co., Ltd. (a)	57,100	1,699,715
Yamato Holdings Co., Ltd. (a)	67,200	1,690,023
Yamazaki Baking Co., Ltd. (a)	22,000	461,147
Yaskawa Electric Corp. (a)	49,200	2,232,645
Yokogawa Electric Corp. (a)	46,400	941,254
Yokohama Rubber Co., Ltd. (a)	20,700	479,998

		728,250,937

LUXEMBOURG — 0.3%
ArcelorMittal (a) (c)	131,400	4,171,529
Eurofins Scientific SE (a)	2,271	1,196,174
Millicom International Cellular SA SDR (a)	14,098	961,912
RTL Group SA (a)	8,135	675,070
SES SA (a) (b)	67,548	913,882
Tenaris SA (a)	86,893	1,501,306

		9,419,873

MACAU — 0.1%
MGM China Holdings, Ltd. (a) (b)	169,200	440,061
Wynn Macau, Ltd. (a)	335,600	1,230,028

		1,670,089

MEXICO — 0.0% (d)
Fresnillo PLC (a)	41,967	749,250

NETHERLANDS — 4.5%
ABN AMRO Group NV (a) (e)	87,460	2,635,926
Aegon NV (a)	368,895	2,487,654
Akzo Nobel NV (a)	51,251	4,839,984
Altice NV Class A (a) (b) (c)	118,160	976,051
ASML Holding NV (a)	78,018	15,462,923
Boskalis Westminster (a)	21,138	619,258
EXOR NV (a)	20,181	1,435,867
Heineken Holding NV (a)	23,905	2,463,629
Heineken NV (a)	52,651	5,660,064
ING Groep NV (a)	781,688	13,184,715
Koninklijke Ahold Delhaize NV (a)	259,951	6,156,777
Koninklijke DSM NV (a)	37,143	3,690,101
Koninklijke KPN NV (a)	701,744	2,109,109
Koninklijke Philips NV (a)	190,257	7,281,768
Koninklijke Vopak NV (a)	15,913	780,948
NN Group NV (a)	63,291	2,810,645
NXP Semiconductors NV (c)	47,872	5,601,024
Randstad Holding NV (a) (b)	25,095	1,651,951
Royal Dutch Shell PLC Class A (a)	911,016	28,819,091

Security Description	Shares	Value
Royal Dutch Shell PLC Class B (a)	751,303	$24,172,305
Wolters Kluwer NV (a)	59,730	3,175,183

		136,014,973

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (a)	178,138	789,048
Fisher & Paykel Healthcare Corp., Ltd. (a)	105,370	1,007,573
Fletcher Building, Ltd. (a)	125,286	548,347
Mercury NZ, Ltd. (a)	144,564	337,420
Meridian Energy, Ltd. (a)	262,247	541,445
Ryman Healthcare, Ltd. (a)	72,076	553,648
Spark New Zealand, Ltd. (a)	345,222	836,152

		4,613,633

NORWAY — 0.6%
DNB ASA (a)	185,577	3,649,694
Gjensidige Forsikring ASA (a)	31,999	587,623
Marine Harvest ASA (a)	81,622	1,647,310
Norsk Hydro ASA (a)	261,897	1,551,087
Orkla ASA (a)	151,652	1,631,823
Schibsted ASA Class B (a)	19,596	500,782
Statoil ASA (a)	219,927	5,197,167
Telenor ASA (a)	143,023	3,247,469
Yara International ASA (a)	32,889	1,403,175

		19,416,130

PORTUGAL — 0.1%
EDP - Energias de Portugal SA (a)	433,534	1,646,456
Galp Energia SGPS SA (a)	90,821	1,711,931
Jeronimo Martins SGPS SA (a)	45,284	823,251

		4,181,638

SINGAPORE — 1.3%
Ascendas REIT (a)	512,350	1,031,893
CapitaLand Commercial Trust (a)	468,038	656,013
CapitaLand Mall Trust REIT (a)	528,100	840,543
CapitaLand, Ltd. (a)	544,400	1,490,663
City Developments, Ltd. (a)	90,700	903,651
ComfortDelGro Corp., Ltd. (a)	469,500	736,939
DBS Group Holdings, Ltd. (a)	362,813	7,662,585
Genting Singapore PLC (a)	1,313,300	1,089,157
Golden Agri-Resources, Ltd. (a)	1,326,600	355,596
Hutchison Port Holdings Trust (a)	935,800	277,234
Jardine Cycle & Carriage, Ltd. (a)	17,233	455,181
Keppel Corp., Ltd. (a)	305,800	1,828,235
Oversea-Chinese Banking Corp., Ltd. (a)	637,326	6,277,579
SATS, Ltd. (a)	114,700	450,683
Sembcorp Industries, Ltd. (a)	177,900	425,395
Singapore Airlines, Ltd. (a)	112,800	937,220
Singapore Exchange, Ltd. (a)	152,600	861,393
Singapore Press Holdings, Ltd. (a)	306,400	591,108

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Singapore Technologies Engineering, Ltd. (a)	304,700	$838,107
Singapore Telecommunications, Ltd. (a)	1,665,500	4,300,991
StarHub, Ltd. (a) (b)	120,500	212,089
Suntec Real Estate Investment Trust (a)	564,700	818,645
United Overseas Bank, Ltd. (a)	263,090	5,535,360
UOL Group, Ltd. (a)	89,832	588,932
Wilmar International, Ltd. (a)	356,500	869,063

		40,034,255

SOUTH AFRICA — 0.1%
Investec PLC (a)	119,452	923,030
Mediclinic International PLC (a) (b)	74,531	628,738
Mondi PLC (a)	76,645	2,059,778

		3,611,546

SPAIN — 3.2%
Abertis Infraestructuras SA (a)	142,541	3,193,916
ACS Actividades de Construccion y Servicios SA (a)	50,010	1,950,215
Aena SME SA (a) (e)	13,923	2,806,114
Amadeus IT Group SA (a)	88,877	6,573,972
Banco Bilbao Vizcaya Argentaria SA (a)	1,343,640	10,635,859
Banco de Sabadell SA (a)	1,077,451	2,202,775
Banco Santander SA (a)	3,238,309	21,185,627
Bankia SA (a) (b)	245,497	1,100,752
Bankinter SA (a) (b)	127,076	1,307,652
CaixaBank SA (a)	713,311	3,399,164
Enagas SA (a)	48,736	1,333,972
Endesa SA (a)	62,029	1,365,845
Ferrovial SA (a)	101,690	2,125,069
Gas Natural SDG SA (a)	71,595	1,708,001
Grifols SA (a)	57,332	1,624,619
Iberdrola SA (a)	1,173,264	8,623,265
Industria de Diseno Textil SA (a)	220,807	6,938,486
Mapfre SA (a)	194,652	647,289
Red Electrica Corp. SA (a)	83,141	1,715,394
Repsol SA (a)	247,850	4,403,545
Siemens Gamesa Renewable Energy SA (a) (b)	45,639	733,196
Telefonica SA (a)	943,002	9,337,624

		94,912,351

SWEDEN — 2.6%
Alfa Laval AB (a)	57,186	1,351,151
Assa Abloy AB Class B (a)	198,159	4,282,361
Atlas Copco AB Class A (a)	136,238	5,899,394
Atlas Copco AB Class B (a)	80,284	3,125,382
Boliden AB (a)	52,561	1,844,017
Electrolux AB Class B (a)	46,560	1,465,953
Essity AB Class B (a) (c)	120,628	3,333,006
Getinge AB Class B (a)	49,108	557,554
Hennes & Mauritz AB Class B (a) (b)	189,498	2,822,484
Hexagon AB Class B (a)	53,158	3,163,473

Security Description	Shares	Value
Husqvarna AB Class B (a)	80,679	$777,625
ICA Gruppen AB (a)	18,571	656,441
Industrivarden AB Class C (a)	37,200	864,992
Investor AB Class B (a)	90,157	3,993,135
Kinnevik AB Class B (a)	45,335	1,632,984
L E Lundbergforetagen AB Class B (a)	8,811	631,515
Lundin Petroleum AB (a) (c)	39,734	1,000,799
Nordea Bank AB (a) (b)	615,333	6,564,384
Sandvik AB (a)	223,449	4,081,638
Securitas AB Class B (a)	67,777	1,150,563
Skandinaviska Enskilda Banken AB Class A (a)	301,755	3,160,864
Skanska AB Class B (a)	66,549	1,360,370
SKF AB Class B (a) (b)	79,717	1,628,291
Svenska Handelsbanken AB Class A (a) (b)	302,255	3,771,980
Swedbank AB Class A (a) (b)	184,557	4,134,680
Swedish Match AB (a)	37,188	1,680,245
Tele2 AB Class B (a)	66,816	802,219
Telefonaktiebolaget LM Ericsson Class B (a) (b)	608,374	3,862,534
Telia Co. AB (a)	581,338	2,730,932
Volvo AB Class B (a)	317,237	5,789,490

		78,120,456

SWITZERLAND — 8.3%
ABB, Ltd. (a)	372,027	8,831,348
Adecco Group AG (a)	33,728	2,398,431
Baloise Holding AG (a)	9,475	1,447,098
Barry Callebaut AG (a)	445	868,859
Chocoladefabriken Lindt & Spruengli AG (a) (f)	205	1,269,739
Chocoladefabriken Lindt & Spruengli AG (a) (f)	22	1,598,755
Cie Financiere Richemont SA (a)	105,287	9,445,477
Clariant AG (a) (c)	42,909	1,024,794
Coca-Cola HBC AG (a) (c)	34,872	1,290,312
Credit Suisse Group AG (a) (c)	490,319	8,221,158
Dufry AG (a) (c)	6,987	916,207
EMS-Chemie Holding AG (a)	1,508	952,385
Ferguson PLC (a)	51,168	3,847,788
Geberit AG (a)	7,599	3,354,833
Givaudan SA (a)	1,827	4,161,049
Glencore PLC (a) (c)	2,462,229	12,233,633
Julius Baer Group, Ltd. (a) (c)	43,203	2,654,333
Kuehne + Nagel International AG (a)	10,382	1,632,484
LafargeHolcim, Ltd. (a) (c)	89,752	4,909,712
Lonza Group AG (a) (c)	14,779	3,479,642
Nestle SA (a)	623,073	49,166,331
Novartis AG (a)	445,605	35,980,704
Pargesa Holding SA (a)	8,029	711,213
Partners Group Holding AG (a)	3,584	2,662,486
Roche Holding AG (a)	140,788	32,242,384
Schindler Holding AG (a) (f)	7,812	1,682,760
Schindler Holding AG (a) (f)	4,045	846,025
SGS SA (a)	1,033	2,536,860

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Sika AG (a)	428	$3,351,689
Sonova Holding AG (a)	11,007	1,746,999
STMicroelectronics NV (a)	130,950	2,912,705
Straumann Holding AG (a)	1,917	1,207,496
Swatch Group AG (a) (f)	6,369	2,805,594
Swatch Group AG (a) (f)	11,256	942,377
Swiss Life Holding AG (a) (c)	6,748	2,400,749
Swiss Prime Site AG (a) (c)	13,273	1,282,349
Swiss Re AG (a)	63,742	6,495,063
Swisscom AG (a)	5,356	2,652,693
UBS Group AG (a) (c)	736,314	12,951,382
Vifor Pharma AG (a)	9,106	1,401,820
Zurich Insurance Group AG (a) (c)	30,518	10,049,919

		250,567,635

UNITED KINGDOM — 15.3%
3i Group PLC (a)	187,366	2,261,157
Admiral Group PLC (a)	38,319	991,646
Anglo American PLC (a) (b)	262,172	6,106,334
Ashtead Group PLC (a)	103,004	2,808,182
Associated British Foods PLC (a)	68,482	2,393,894
AstraZeneca PLC (a)	254,292	17,477,849
Auto Trader Group PLC (a) (e)	186,149	914,870
Aviva PLC (a)	789,232	5,507,333
Babcock International Group PLC (a)	38,341	359,841
BAE Systems PLC (a)	647,559	5,297,373
Barclays PLC (a)	3,405,987	9,951,229
Barratt Developments PLC (a)	214,149	1,593,322
Berkeley Group Holdings PLC (a)	24,323	1,292,814
BP PLC (a)	3,967,151	26,755,007
British American Tobacco PLC ADR	17,008	981,192
British American Tobacco PLC (a)	443,323	25,623,445
British Land Co. PLC REIT (a)	181,550	1,636,320
BT Group PLC (a)	1,661,064	5,301,042
Bunzl PLC (a)	68,085	2,001,845
Burberry Group PLC (a)	89,052	2,122,383
Capita PLC	126,181	254,978
Carnival PLC (a)	38,322	2,466,184
Centrica PLC	1,131,555	2,257,205
CNH Industrial NV (a)	204,800	2,529,485
Cobham PLC (a) (c)	492,550	848,647
Coca-Cola European Partners PLC (f)	7,000	291,620
Coca-Cola European Partners PLC (f)	38,766	1,612,415
Compass Group PLC (a)	310,786	6,345,019
ConvaTec Group PLC (a) (e)	272,159	759,199
Croda International PLC (a)	26,804	1,721,679
DCC PLC (a)	17,174	1,582,137
Diageo PLC (a)	501,279	16,950,680
Direct Line Insurance Group PLC (a)	272,368	1,458,188

Security Description	Shares	Value
easyJet PLC (a)	28,875	$650,804
Experian PLC (a)	188,635	4,078,965
Fiat Chrysler Automobiles NV (a)	204,594	4,170,923
G4S PLC (a)	281,805	980,656
GKN PLC (a)	335,069	2,171,558
GlaxoSmithKline PLC (a)	987,840	19,182,137
GVC Holdings PLC (a)	105,221	1,359,419
Hammerson PLC REIT (a) (b)	169,641	1,278,612
Hargreaves Lansdown PLC (a)	55,781	1,280,192
HSBC Holdings PLC (a)	4,004,870	37,603,199
IMI PLC (a)	56,172	851,958
Imperial Brands PLC (a)	187,469	6,382,311
InterContinental Hotels Group PLC (a)	34,904	2,090,890
International Consolidated Airlines Group SA (a)	123,360	1,067,513
Intertek Group PLC (a)	33,532	2,194,629
ITV PLC (a)	768,359	1,555,143
J Sainsbury PLC (a)	294,197	986,739
John Wood Group PLC (a)	123,503	938,319
Johnson Matthey PLC (a)	40,675	1,734,997
Kingfisher PLC (a)	438,112	1,797,010
Land Securities Group PLC REIT (a)	150,159	1,975,351
Legal & General Group PLC (a)	1,177,823	4,266,937
Lloyds Banking Group PLC (a)	14,476,353	13,166,179
London Stock Exchange Group PLC (a)	63,888	3,698,761
Marks & Spencer Group PLC (a)	337,505	1,281,814
Meggitt PLC (a)	143,867	872,648
Merlin Entertainments PLC (a) (e)	137,489	668,454
Micro Focus International PLC (a)	20,524	286,548
Micro Focus International PLC ADR	63,206	887,412
National Grid PLC (a)	684,877	7,708,202
Next PLC (a)	27,661	1,848,845
Old Mutual PLC (a)	1,011,632	3,403,547
Pearson PLC (a)	169,585	1,787,662
Persimmon PLC (a)	64,152	2,276,574
Prudential PLC (a)	520,107	12,994,924
Randgold Resources, Ltd. (a)	18,586	1,543,830
Reckitt Benckiser Group PLC (a)	134,699	11,368,024
RELX NV (a)	197,417	4,090,242
RELX PLC (a)	210,296	4,319,247
Rio Tinto PLC (a)	243,985	12,379,021
Rio Tinto, Ltd. (a)	81,406	4,605,827
Rolls-Royce Holdings PLC (a) (c)	338,148	4,133,647
Royal Bank of Scotland Group PLC (a) (c)	685,003	2,491,564
Royal Mail PLC (a)	163,901	1,243,794
RSA Insurance Group PLC (a)	194,021	1,717,512
Sage Group PLC (a)	206,477	1,855,019
Schroders PLC (a)	23,769	1,066,321

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Security Description	Shares	Value
Segro PLC REIT (a)	204,250	$1,723,508
Severn Trent PLC (a)	50,889	1,317,255
Shire PLC ADR	5,697	851,075
Shire PLC (a)	166,565	8,288,726
Sky PLC (a)	210,889	3,840,180
Smith & Nephew PLC (a)	174,170	3,257,731
Smiths Group PLC (a)	76,412	1,625,153
SSE PLC (a)	202,019	3,623,570
St James’s Place PLC (a)	102,055	1,555,695
Standard Chartered PLC (a)	667,165	6,685,614
Standard Life Aberdeen PLC (a)	552,302	2,787,444
Taylor Wimpey PLC (a)	643,431	1,666,696
Tesco PLC (a)	1,914,958	5,541,494
Travis Perkins PLC (a)	47,042	815,500
Unilever NV (a)	327,212	18,460,621
Unilever PLC (a)	247,900	13,747,202
United Utilities Group PLC (a)	124,075	1,245,871
Vodafone Group PLC (a)	5,362,703	14,670,422
Weir Group PLC (a)	41,826	1,172,283
Whitbread PLC (a)	35,817	1,858,888
Wm Morrison Supermarkets PLC (a)	443,810	1,331,403
WPP PLC (a)	250,077	3,973,564

		460,788,289

TOTAL COMMON STOCKS (Cost $2,578,770,029)		2,955,069,349

SHORT-TERM INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (g) (h)	33,941,562	33,941,562
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	78,430,756	78,430,756

TOTAL SHORT-TERM INVESTMENTS (Cost $112,372,318)		112,372,318

TOTAL INVESTMENTS — 101.6% (Cost $2,691,142,347)		3,067,441,667

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.6)%		(49,170,381)

NET ASSETS — 100.0%		$3,018,271,286

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $2,921,335,022 representing 96.9% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	Non-income producing security.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2018.
(i)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust
SDR	=Swedish Depositary Receipt

At March 31, 2018, open futures contracts purchased were as follows:

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation

Mini MSCI EAFE (long)	567	06/15/2018	$57,097,297	$56,717,010	$(380,287)

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$198,143,052	$—	$198,143,052
Austria	—	7,711,927	—	7,711,927
Belgium	—	34,336,185	—	34,336,185
Chile	—	994,863	—	994,863
China	—	983,534	—	983,534
Denmark	—	52,757,059	—	52,757,059
Finland	—	30,752,928	—	30,752,928
France	9,033,243	304,314,840	—	313,348,083
Germany	—	287,388,452	—	287,388,452
Hong Kong	1,519,219	103,347,534	—	104,866,753
Ireland	7,312,160	8,232,504	—	15,544,664
Israel	3,132,784	9,897,161	—	13,029,945
Italy	—	62,860,849	—	62,860,849
Japan	—	728,250,937	—	728,250,937
Luxembourg	—	9,419,873	—	9,419,873
Macau	—	1,670,089	—	1,670,089
Mexico	—	749,250	—	749,250
Netherlands	5,601,024	130,413,949	—	136,014,973
New Zealand	—	4,613,633	—	4,613,633
Norway	—	19,416,130	—	19,416,130
Portugal	—	4,181,638	—	4,181,638
Singapore	—	40,034,255	—	40,034,255
South Africa	—	3,611,546	—	3,611,546
Spain	—	94,912,351	—	94,912,351
Sweden	—	78,120,456	—	78,120,456
Switzerland	—	250,567,635	—	250,567,635
United Kingdom	7,135,897	453,652,392	—	460,788,289
Short-Term Investments	112,372,318	—	—	112,372,318

TOTAL INVESTMENTS	$146,106,645	$2,921,335,022	$—	$3,067,441,667

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts (a)	(380,287)	—	—	(380,287)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$(380,287)	$—	$—	$(380,287)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

See accompanying notes to schedules of investments.

State Street International Developed Equity Index Portfolio

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,151,852	$18,151,852	$178,489,572	$162,699,862	$—	$—	33,941,562	$33,941,562	$104,452	$—
State Street Navigator Securities Lending Government Money Market Portfolio	15,887,666	15,887,666	174,468,755	111,925,665	—	—	78,430,756	78,430,756	160,793	—

Total		$34,039,518	$352,958,327	$274,625,527	$—	$—		$112,372,318	$265,245	$—

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 20.0%
State Street Equity 500 Index II Portfolio	2,534,936	$32,903,469
State Street Small/Mid Cap Equity Index Portfolio	511,030	6,198,790

		39,102,259

DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	380,208	13,630,457
SPDR Portfolio Short Term Corporate Bond ETF (b)	257,665	7,781,483
SPDR Portfolio Short Term Treasury ETF	1,035,613	30,736,994
State Street Aggregate Bond Index Portfolio	3,979,314	38,997,282

		91,146,216

INFLATION LINKED — 17.9%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,822,916	34,990,508

INTERNATIONAL EQUITY — 10.1%
State Street Global Equity ex-U.S. Index Portfolio	1,849,902	19,867,948

REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF	214,682	9,933,336

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $195,240,735)		195,040,267

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	400,912	$400,912
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	12,971,838	12,971,838

TOTAL SHORT-TERM INVESTMENTS (Cost $13,372,750)		$13,372,750

TOTAL INVESTMENTS—106.5% (Cost $208,613,485)		208,413,017

LIABILITIES IN EXCESS OF OTHER ASSETS—(6.5)%		(12,742,672)

NET ASSETS—100.0%		$195,670,345

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$39,102,259	$—	$—	$39,102,259
Domestic Fixed Income	91,146,216	—	—	91,146,216
Inflation Linked	34,990,508	—	—	34,990,508
International Equity	19,867,948	—	—	19,867,948
Real Estate	9,933,336	—	—	9,933,336
Short-Term Investments	13,372,750	—	—	13,372,750

TOTAL INVESTMENTS	$208,413,017	$—	$—	$208,413,017

See accompanying notes to schedules of investments.

State Street Target Retirement Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	1,261,325	$24,330,959	$12,932,176	$2,119,422	$(76,877)	$(76,328)	1,822,916	$34,990,508	$3,163	$—
SPDR Bloomberg Barclays High Yield Bond ETF	257,521	9,456,171	6,012,755	1,507,894	13,009	(343,584)	380,208	13,630,457	119,869	—
SPDR Dow Jones Global Real Estate ETF	138,619	6,775,697	3,817,474	159,578	(9,967)	(490,290)	214,682	9,933,336	49,065	—
SPDR Portfolio Short Term Corporate Bond ETF	177,386	5,396,082	3,371,049	929,815	(8,693)	(47,140)	257,665	7,781,483	23,021	—
SPDR Portfolio Short Term Treasury ETF	714,687	21,351,060	11,441,622	1,868,960	(54,515)	(132,213)	1,035,613	30,736,994	74,304	—
State Street Aggregate Bond Index Portfolio	2,706,569	27,065,687	14,388,566	1,752,552	(78,828)	(625,591)	3,979,314	38,997,282	165,746	—
State Street Equity 500 Index II Portfolio	1,722,843	22,517,564	12,086,410	1,249,887	208,445	(659,063)	2,534,936	32,903,469	—	—
State Street Global Equity ex-U.S. Index Portfolio	1,271,615	13,746,163	7,169,257	810,011	172,348	(409,809)	1,849,902	19,867,948	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,512,269	1,512,269	50,706,712	51,818,069	—	—	400,912	400,912	4,769	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	55,780,339	42,808,501	—	—	12,971,838	12,971,838	29,553	—
State Street Small/Mid Cap Equity Index Portfolio	350,686	4,243,297	2,200,101	230,021	44,520	(59,107)	511,030	6,198,790	—	—

Total		$136,394,949	$179,906,461	$105,254,710	$209,442	$(2,843,125)		$208,413,017	$469,490	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 22.5%
State Street Equity 500 Index II Portfolio	4,246,244	$55,116,253
State Street Small/Mid Cap Equity Index Portfolio	751,820	9,119,574

		64,235,827

DOMESTIC FIXED INCOME — 39.5%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	551,758	19,780,524
SPDR Portfolio Short Term Corporate Bond ETF (b)	210,571	6,359,244
SPDR Portfolio Short Term Treasury ETF	836,959	24,840,943
State Street Aggregate Bond Index Portfolio	6,278,868	61,532,906

		112,513,617

INFLATION LINKED — 20.4%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	3,031,454	58,188,153

INTERNATIONAL EQUITY — 11.9%
State Street Global Equity ex-U.S. Index Portfolio	3,150,650	33,837,985

REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	311,601	14,417,778

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $282,246,351)		283,193,360

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 7.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d)	144,698	$144,698
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	21,646,249	21,646,249

TOTAL SHORT-TERM INVESTMENTS (Cost $21,790,947)		$21,790,947

TOTAL INVESTMENTS—107.1% (Cost $304,037,298)		304,984,307

LIABILITIES IN EXCESS OF OTHER ASSETS—(7.1)%		(20,160,873)

NET ASSETS—100.0%		$284,823,434

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$64,235,827	$—	$—	$64,235,827
Domestic Fixed Income	112,513,617	—	—	112,513,617
Inflation Linked	58,188,153	—	—	58,188,153
International Equity	33,837,985	—	—	33,837,985
Real Estate	14,417,778	—	—	14,417,778
Short-Term Investments	21,790,947	—	—	21,790,947

TOTAL INVESTMENTS	$304,984,307	$—	$—	$304,984,307

See accompanying notes to schedules of investments.

State Street Target Retirement 2015 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	2,695,928	$52,004,451	$11,619,955	$5,132,854	$(213,994)	$(89,405)	3,031,454	$58,188,153	$—	$—
SPDR Bloomberg Barclays High Yield Bond ETF	471,983	17,331,216	5,872,202	2,954,082	10,479	(479,291)	551,758	19,780,524	175,667	—
SPDR Dow Jones Global Real Estate ETF	253,572	12,394,599	3,501,113	701,220	(52,167)	(724,547)	311,601	14,417,778	71,206	—
SPDR Portfolio Short Term Corporate Bond ETF	162,611	4,946,627	1,756,035	301,566	(3,305)	(38,547)	210,571	6,359,244	17,353	—
SPDR Portfolio Short Term Treasury ETF	645,897	19,295,979	6,961,919	1,269,746	(34,131)	(113,078)	836,959	24,840,943	54,841	—
State Street Aggregate Bond Index Portfolio	5,447,111	54,471,108	12,401,524	4,097,944	(179,454)	(1,062,328)	6,278,868	61,532,906	272,799	—
State Street Equity 500 Index II Portfolio	3,712,837	48,526,773	11,022,031	3,974,321	661,476	(1,119,706)	4,246,244	55,116,253	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,782,326	30,076,951	6,698,567	2,682,061	529,759	(785,231)	3,150,650	33,837,985	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	959,567	959,567	36,607,538	37,422,407	—	—	144,698	144,698	3,278	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	39,058,177	17,411,928	—	—	21,646,249	21,646,249	34,509	—
State Street Small/Mid Cap Equity Index Portfolio	648,841	7,850,978	1,720,000	460,000	89,374	(80,778)	751,820	9,119,574	—	—

Total		$247,858,249	$137,219,061	$76,408,129	$808,037	$(4,492,911)		$304,984,307	$629,653	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 30.5%
State Street Equity 500 Index II Portfolio	16,771,013	$217,687,753
State Street Small/Mid Cap Equity Index Portfolio	3,780,029	45,851,755

		263,539,508

DOMESTIC FIXED INCOME — 32.4%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,464,442	52,500,246
SPDR Portfolio Long Term Treasury ETF	380,673	13,361,622
State Street Aggregate Bond Index Portfolio	21,855,885	214,187,670

		280,049,538

INFLATION LINKED — 15.1%
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	5,796,887	111,270,087
SPDR Bloomberg Barclays TIPS ETF	346,308	19,310,134

		130,580,221

INTERNATIONAL EQUITY — 17.2%
State Street Global Equity ex-U.S. Index Portfolio	13,885,727	149,132,705

REAL ESTATE — 4.1%
SPDR Dow Jones Global Real Estate ETF	763,540	35,328,996

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $839,141,459)		858,630,968

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.4%
State Street Navigator Securities Lending Government Money Market Portfolio (c)(d) (Cost $47,208,042)	47,208,042	$47,208,042

TOTAL
INVESTMENTS — 104.7% (Cost $886,349,501)		905,839,010

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.7)%		(41,073,429)

NET ASSETS — 100.0%		$864,765,581

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$263,539,508	$—	$—	$263,539,508
Domestic Fixed Income	280,049,538	—	—	280,049,538
Inflation Linked	130,580,221	—	—	130,580,221
International Equity	149,132,705	—	—	149,132,705
Real Estate	35,328,996	—	—	35,328,996
Short-Term Investment	47,208,042	—	—	47,208,042

TOTAL INVESTMENTS	$905,839,010	$—	$—	$905,839,010

See accompanying notes to schedules of investments.

State Street Target Retirement 2020 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays 1-10 Year TIPS ETF	4,622,893	$89,175,606	$26,620,938	$4,029,094	$(168,422)	$(328,941)	5,796,887	$111,270,087	$—	$—
SPDR Bloomberg Barclays High Yield Bond ETF	1,266,946	46,522,257	12,803,470	5,584,720	84,696	(1,325,457)	1,464,442	52,500,246	463,993	—
SPDR Bloomberg Barclays TIPS ETF	413,971	23,285,869	3,620,802	7,356,136	(115,028)	(125,373)	346,308	19,310,134	4,633	—
SPDR Dow Jones Global Real Estate ETF	636,734	31,123,558	8,107,623	2,021,277	(97,848)	(1,783,060)	763,540	35,328,996	171,484	—
SPDR Portfolio Long Term Treasury ETF	382,227	13,985,686	2,242,958	2,246,865	(100,331)	(519,826)	380,673	13,361,622	62,218	—
State Street Aggregate Bond Index Portfolio	19,384,934	193,849,339	34,812,717	10,185,701	(368,997)	(3,919,688)	21,855,885	214,187,670	936,902	—
State Street Equity 500 Index II Portfolio	15,046,398	196,656,415	35,059,912	12,301,728	2,095,977	(3,822,823)	16,771,013	217,687,753	—	—
State Street Global Equity ex-U.S. Index Portfolio	12,706,587	137,358,201	24,471,523	11,654,688	2,414,425	(3,456,756)	13,885,727	149,132,705	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,094,506	5,094,506	68,971,798	74,066,304	—	—	—	—	7,547	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	124,140,396	76,932,354	—	—	47,208,042	47,208,042	31,079	—
State Street Small/Mid Cap Equity Index Portfolio	3,453,558	41,788,055	7,074,981	3,081,989	583,120	(512,412)	3,780,029	45,851,755	—	—

Total		$778,839,492	$347,927,118	$209,460,856	$4,327,592	$(15,794,336)		$905,839,010	$1,677,856	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 39.1%
State Street Equity 500 Index II Portfolio	23,111,753	$299,990,552
State Street Small/Mid Cap Equity Index Portfolio	6,135,396	74,422,353

		374,412,905

DOMESTIC FIXED INCOME — 27.7%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	1,583,359	56,763,420
SPDR Portfolio Long Term Treasury ETF	1,775,525	62,320,928
State Street Aggregate Bond Index Portfolio	14,981,916	146,822,778

		265,907,126

INFLATION LINKED — 7.3%
SPDR Bloomberg Barclays TIPS ETF	1,252,478	69,838,173

INTERNATIONAL EQUITY — 23.5%
State Street Global Equity ex-U.S. Index Portfolio	20,955,367	225,060,642

REAL ESTATE — 1.6%
SPDR Dow Jones Global Real Estate ETF	339,164	15,693,118

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $918,574,931)		950,911,964

SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c)(d)	1,615,774	1,615,774

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	37,205,618	$37,205,618

TOTAL SHORT-TERM INVESTMENTS (Cost $ 38,821,392)		$38,821,392

TOTAL INVESTMENTS — 103.3% (Cost $ 957,396,323)		989,733,356

LIABILITIES IN EXCESS OF OTHER ASSETS — (3.3)%		(31,459,908)

NET ASSETS — 100.0%		$958,273,448

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$374,412,905	$—	$—	$374,412,905
Domestic Fixed Income	265,907,126	—	—	265,907,126
Inflation Linked	69,838,173	—	—	69,838,173
International Equity	225,060,642	—	—	225,060,642
Real Estate	15,693,118	—	—	15,693,118
Short-Term Investments	38,821,392	—	—	38,821,392

TOTAL INVESTMENTS	$989,733,356	$—	$—	$989,733,356

See accompanying notes to schedules of investments.

State Street Target Retirement 2025 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	1,359,223	$49,910,669	$13,150,659	$4,946,443	$73,404	$(1,424,869)	1,583,359	$56,763,420	$500,801	$—
SPDR Bloomberg Barclays TIPS ETF	1,036,247	58,288,894	14,512,174	2,445,851	(82,405)	(434,639)	1,252,478	69,838,173	11,406	—
SPDR Dow Jones Global Real Estate ETF	256,072	12,516,799	4,440,993	517,895	(26,710)	(720,069)	339,164	15,693,118	70,496	—
SPDR Portfolio Long Term Treasury ETF	1,548,775	56,669,677	12,460,178	4,398,911	(562,330)	(1,847,686)	1,775,525	62,320,928	253,196	—
State Street Aggregate Bond Index Portfolio	12,478,413	124,784,128	29,671,830	4,930,000	(124,774)	(2,578,406)	14,981,916	146,822,778	605,091	—
State Street Equity 500 Index II Portfolio	20,090,344	262,580,800	53,705,479	13,433,523	2,213,131	(5,075,335)	23,111,753	299,990,552	—	—
State Street Global Equity ex-U.S. Index Portfolio	18,474,392	199,708,175	41,357,832	14,133,541	2,968,348	(4,840,172)	20,955,367	225,060,642	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,186,781	2,186,781	90,295,950	90,866,957	—	—	1,615,774	1,615,774	12,340	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	40,235,281	3,029,663	—	—	37,205,618	37,205,618	8,497	—
State Street Small/Mid Cap Equity Index Portfolio	5,428,619	65,686,288	13,169,567	4,484,820	841,008	(789,690)	6,135,396	74,422,353	—	—

Total		$832,332,211	$312,999,943	$143,187,604	$5,299,672	$(17,710,866)		$989,733,356	$1,461,827	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.2% (a)
DOMESTIC EQUITY — 44.5%
State Street Equity 500 Index II Portfolio	24,630,554	$319,704,586
State Street Small/Mid Cap Equity Index Portfolio	7,691,449	93,297,277

		413,001,863

DOMESTIC FIXED INCOME — 25.2%
SPDR Bloomberg Barclays High Yield Bond ETF (b)	779,240	27,935,754
SPDR Portfolio Long Term Treasury ETF (b)	2,572,025	90,278,077
State Street Aggregate Bond Index Portfolio	11,815,943	115,796,240

		234,010,071

INFLATION LINKED — 2.2%
SPDR Bloomberg Barclays TIPS ETF	361,760	20,171,738

INTERNATIONAL EQUITY — 27.3%
State Street Global Equity ex-U.S. Index Portfolio	23,613,295	253,606,789

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $878,421,082)		920,790,461

SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c)(d)	2,206,701	2,206,701

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (c)(e)	24,141,111	$24,141,111

TOTAL SHORT-TERM INVESTMENTS (Cost $26,347,812)		$26,347,812

TOTAL
INVESTMENTS — 102.0%
(Cost $904,768,894)		947,138,273

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(18,561,064)

NET ASSETS — 100.0%		$928,577,209

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$413,001,863	$—	$—	$413,001,863
Domestic Fixed Income	234,010,071	—	—	234,010,071
Inflation Linked	20,171,738	—	—	20,171,738
International Equity	253,606,789	—	—	253,606,789
Short-Term Investments	26,347,812	—	—	26,347,812

TOTAL INVESTMENTS	$947,138,273	$—	$—	$947,138,273

See accompanying notes to schedules of investments.

State Street Target Retirement 2030 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	616,596	$22,641,405	$7,234,241	$1,304,518	$71,338	$(706,712)	779,240	$27,935,754	$236,395	$—
SPDR Bloomberg Barclays TIPS ETF	291,802	16,413,862	4,481,470	569,223	(10,085)	(144,286)	361,760	20,171,738	3,401	—
SPDR Portfolio Long Term Treasury ETF	2,094,654	76,643,390	20,588,546	3,545,146	(219,732)	(3,188,981)	2,572,025	90,278,077	7,652	—
State Street Aggregate Bond Index Portfolio	9,758,539	97,585,390	24,173,733	3,740,000	(61,752)	(2,161,131)	11,815,943	115,796,240	493,643	—
State Street Equity 500 Index II Portfolio	20,629,499	269,627,548	63,874,870	10,896,447	2,181,923	(5,083,308)	24,630,554	319,704,586	—	—
State Street Global Equity ex-U.S. Index Portfolio	20,041,728	216,651,082	49,965,468	11,082,865	2,351,187	(4,278,083)	23,613,295	253,606,789	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,259,043	1,259,043	61,095,833	60,148,175	—	—	2,206,701	2,206,701	9,005	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	28,051,275	3,910,164	—	—	24,141,111	24,141,111	9,863	—
State Street Small/Mid Cap Equity Index Portfolio	6,549,784	79,252,393	18,700,050	4,699,877	1,033,956	(989,245)	7,691,449	93,297,277	—	—

Total		$780,074,113	$278,165,486	$99,896,415	$5,346,835	$(16,551,746)		$947,138,273	$759,959	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.0% (a)
DOMESTIC EQUITY — 48.8%
State Street Equity 500 Index II Portfolio	21,420,434	$278,037,228
State Street Small/Mid Cap Equity Index Portfolio	7,624,426	92,484,291

		370,521,519

DOMESTIC FIXED INCOME — 19.9%
SPDR Bloomberg Barclays High Yield Bond ETF	25,985	931,563
SPDR Portfolio Long Term Treasury ETF	2,096,362	73,582,306
State Street Aggregate Bond Index Portfolio	7,819,031	76,626,509

		151,140,378

INTERNATIONAL EQUITY — 30.3%
State Street Global Equity ex-U.S. Index Portfolio	21,390,225	229,731,014

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $716,909,108)		751,392,911

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $2,761,492)	2,761,492	$2,761,492

TOTAL INVESTMENTS—99.4% (Cost $719,670,600)		754,154,403

OTHER ASSETS IN EXCESS OF LIABILITIES—0.6%		4,457,409

NET ASSETS—100.0%		$758,611,812

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$370,521,519	$—	$—	$370,521,519
Domestic Fixed Income	151,140,378	—	—	151,140,378
International Equity	229,731,014	—	—	229,731,014
Short-Term Investment	2,761,492	—	—	2,761,492

TOTAL INVESTMENTS	$754,154,403	$—	$—	$754,154,403

See accompanying notes to schedules of investments.

State Street Target Retirement 2035 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Bloomberg Barclays High Yield Bond ETF	—	$—	$930,784	$—	$—	$779	25,985	$931,563	$—	$—
SPDR Portfolio Long Term Treasury ETF	1,570,857	57,477,658	21,138,599	2,445,948	(280,168)	(2,307,835)	2,096,362	73,582,306	285,505	—
State Street Aggregate Bond Index Portfolio	5,850,989	58,509,891	21,916,352	2,419,983	(41,875)	(1,337,876)	7,819,031	76,626,509	315,337	—
State Street Equity 500 Index II Portfolio	16,467,535	215,230,681	76,040,934	10,243,943	1,705,375	(4,695,819)	21,420,434	278,037,228	—	—
State Street Global Equity ex-U.S. Index Portfolio	16,628,131	179,750,100	60,599,444	8,480,932	1,828,900	(3,966,498)	21,390,225	229,731,014	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,564,695	1,564,695	79,754,514	78,557,717	—	—	2,761,492	2,761,492	10,136	—
State Street Small/Mid Cap Equity Index Portfolio	5,944,860	71,932,805	25,080,022	4,470,004	840,936	(899,468)	7,624,426	92,484,291	—	—

Total		$584,465,830	$285,460,649	$106,618,527	$4,053,168	$(13,206,717)		$754,154,403	$610,978	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.1% (a)
DOMESTIC EQUITY — 51.9%
State Street Equity 500 Index II Portfolio	17,765,205	$230,592,366
State Street Small/Mid Cap Equity Index Portfolio	7,314,272	88,722,115

		319,314,481

DOMESTIC FIXED INCOME — 14.9%
SPDR Portfolio Long Term Treasury ETF	1,696,477	59,546,343
State Street Aggregate Bond Index Portfolio	3,240,932	31,761,136

		91,307,479

INTERNATIONAL EQUITY — 32.3%
State Street Global Equity ex-U.S. Index Portfolio	18,475,510	198,426,980

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $576,056,642)		609,048,940

SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $1,999,361)	1,999,361	1,999,361

TOTAL INVESTMENTS — 99.4% (Cost $578,056,003)		611,048,301

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		3,576,813

NET ASSETS — 100.0%		$614,625,114

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$319,314,481	$—	$—	$319,314,481
Domestic Fixed Income	91,307,479	—	—	91,307,479
International Equity	198,426,980	—	—	198,426,980
Short-Term Investment	1,999,361	—	—	1,999,361

TOTAL INVESTMENTS	$611,048,301	$—	$—	$611,048,301

See accompanying notes to schedules of investments.

State Street Target Retirement 2040 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	1,230,947	$45,040,351	$18,864,044	$2,203,021	$(20,006)	$(2,135,025)	1,696,477	$59,546,343	$235,647	$—
State Street Aggregate Bond Index Portfolio	2,291,585	22,915,850	10,160,158	740,000	(11,772)	(563,100)	3,240,932	31,761,136	130,117	—
State Street Equity 500 Index II Portfolio	13,164,131	172,055,194	67,852,836	6,935,216	1,416,275	(3,796,723)	17,765,205	230,592,366	—	—
State Street Global Equity ex-U.S. Index Portfolio	13,911,675	150,385,201	57,518,253	7,714,558	1,956,863	(3,718,779)	18,475,510	198,426,980	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	977,747	977,747	51,978,383	50,956,769	—	—	1,999,361	1,999,361	6,143	—
State Street Small/Mid Cap Equity Index Portfolio	5,537,195	67,000,062	25,620,015	3,839,992	991,432	(1,049,402)	7,314,272	88,722,115	—	—

Total		$458,374,405	$231,993,689	$72,389,556	$4,332,792	$(11,263,029)		$611,048,301	$371,907	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.5% (a)
DOMESTIC EQUITY — 54.5%
State Street Equity 500 Index II Portfolio	12,409,426	$161,074,340
State Street Small/Mid Cap Equity Index Portfolio	5,876,925	71,287,104

		232,361,444

DOMESTIC FIXED INCOME — 9.9%
SPDR Portfolio Long Term Treasury ETF	1,170,286	41,077,039
State Street Aggregate Bond Index Portfolio	106,122	1,040,000

		42,117,039

INTERNATIONAL EQUITY — 34.1%
State Street Global Equity ex-U.S. Index Portfolio	13,528,616	145,297,337

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $398,955,428)		419,775,820

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $1,592,790)	1,592,790	1,592,790

TOTAL INVESTMENTS — 98.9% (Cost $400,548,218)		421,368,610

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		4,701,302

NET ASSETS — 100.0%		$426,069,912

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$232,361,444	$—	$—	$232,361,444
Domestic Fixed Income	42,117,039	—	—	42,117,039
International Equity	145,297,337	—	—	145,297,337
Short-Term Investment	1,592,790	—	—	1,592,790

TOTAL INVESTMENTS	$421,368,610	$—	$—	$421,368,610

See accompanying notes to schedules of investments.

State Street Target Retirement 2045 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	806,650	$29,515,324	$15,054,232	$2,097,354	$(215,389)	$(1,179,774)	1,170,286	$41,077,039	$158,540	$—
State Street Aggregate Bond Index Portfolio	—	—	1,040,000	—	—	—	106,122	1,040,000	—	—
State Street Equity 500 Index II Portfolio	8,771,581	114,644,564	53,430,766	5,188,134	1,050,244	(2,863,100)	12,409,426	161,074,340	—	—
State Street Global Equity ex-U.S. Index Portfolio	9,683,484	104,678,466	47,849,828	5,858,200	1,273,583	(2,646,340)	13,528,616	145,297,337	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	581,194	581,194	50,364,415	49,352,819	—	—	1,592,790	1,592,790	5,867	—
State Street Small/Mid Cap Equity Index Portfolio	4,225,019	51,122,726	23,646,754	3,403,941	790,231	(868,666)	5,876,925	71,287,104	—	—

Total		$300,542,274	$191,385,995	$65,900,448	$2,898,669	$(7,557,880)		$421,368,610	$164,407	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.8% (a)
DOMESTIC EQUITY — 54.3%
State Street Equity 500 Index II Portfolio	7,974,743	$103,512,157
State Street Small/Mid Cap Equity Index Portfolio	3,803,020	46,130,633

		149,642,790

DOMESTIC FIXED INCOME — 9.6%
SPDR Portfolio Long Term Treasury ETF	751,463	26,376,351

INTERNATIONAL EQUITY — 33.9%
State Street Global Equity ex-U.S. Index Portfolio	8,713,555	93,583,580

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $253,463,267)		269,602,721

SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $633,697)	633,697	633,697

TOTAL INVESTMENTS — 98.0% (Cost $254,096,964)		270,236,418

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.0%		5,404,523

NET ASSETS — 100.0%		$275,640,941

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$149,642,790	$—	$—	$149,642,790
Domestic Fixed Income	26,376,351	—	—	26,376,351
International Equity	93,583,580	—	—	93,583,580
Short-Term Investment	633,697	—	—	633,697

TOTAL INVESTMENTS	$270,236,418	$—	$—	$270,236,418

See accompanying notes to schedules of investments.

State Street Target Retirement 2050 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	569,877	$20,851,799	$7,587,126	$1,111,339	$(92,620)	$(858,615)	751,463	$26,376,351	$103,286	$—
State Street Equity 500 Index II Portfolio	6,186,960	80,863,563	27,225,602	3,526,419	769,041	(1,819,630)	7,974,743	103,512,157	—	—
State Street Global Equity ex-U.S. Index Portfolio	6,823,378	73,760,721	24,127,799	3,509,115	775,624	(1,571,449)	8,713,555	93,583,580	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	573,931	573,931	27,044,304	26,984,538	—	—	633,697	633,697	2,930	—
State Street Small/Mid Cap Equity Index Portfolio	2,977,585	36,028,778	12,019,994	1,900,000	473,982	(492,121)	3,803,020	46,130,633	—	—

Total		$212,078,792	$98,004,825	$37,031,411	$1,926,027	$(4,741,815)		$270,236,418	$106,216	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 95.2% (a)
DOMESTIC EQUITY — 52.9%
State Street Equity 500 Index II Portfolio	3,027,214	$39,293,238
State Street Small/Mid Cap Equity Index Portfolio	1,444,017	17,515,931

		56,809,169

DOMESTIC FIXED INCOME — 9.3%
SPDR Portfolio Long Term Treasury ETF	285,344	10,015,574

INTERNATIONAL EQUITY — 33.0%
State Street Global Equity ex-U.S. Index Portfolio	3,308,112	35,529,121

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $98,058,289)		102,353,864

SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $391,943)	391,943	391,943

TOTAL INVESTMENTS — 95.6% (Cost $98,450,232)		102,745,807

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.4%		4,707,924

NET ASSETS — 100.0%		$107,453,731

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$56,809,169	$—	$—	$56,809,169
Domestic Fixed Income	10,015,574	—	—	10,015,574
International Equity	35,529,121	—	—	35,529,121
Short-Term Investment	391,943	—	—	391,943

TOTAL INVESTMENTS	$102,745,807	$—	$—	$102,745,807

See accompanying notes to schedules of investments.

State Street Target Retirement 2055 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	218,345	$7,989,244	$3,294,553	$944,736	$(98,727)	$(224,760)	285,344	$10,015,574	$37,234	$—
State Street Equity 500 Index II Portfolio	2,371,392	30,994,088	11,534,371	2,789,244	529,006	(974,983)	3,027,214	39,293,238	—	—
State Street Global Equity ex-U.S. Index Portfolio	2,616,740	28,286,957	10,482,685	2,904,092	637,514	(973,943)	3,308,112	35,529,121	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	184,759	184,759	16,522,088	16,314,904	—	—	391,943	391,943	1,855	—
State Street Small/Mid Cap Equity Index Portfolio	1,141,704	13,814,619	5,120,504	1,410,135	312,978	(322,035)	1,444,017	17,515,931	—	—

Total		$81,269,667	$46,954,201	$24,363,111	$1,380,771	$(2,495,721)		$102,745,807	$39,089	$—

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 55.3%
State Street Equity 500 Index II Portfolio	459,034	$5,958,258
State Street Small/Mid Cap Equity Index Portfolio	218,192	2,646,677

		8,604,935

DOMESTIC FIXED INCOME — 9.8%
SPDR Portfolio Long Term Treasury ETF	43,134	1,514,004

INTERNATIONAL EQUITY — 34.5%
State Street Global Equity ex-U.S. Index Portfolio	499,998	5,369,973

TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $15,295,727)		15,488,912

SHORT-TERM INVESTMENT — 0.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b)(c) (Cost $100,979)	100,979	100,979

TOTAL INVESTMENTS — 100.2%
(Cost $15,396,706)		15,589,891

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(38,509)

NET ASSETS — 100.0%		$15,551,382

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products
Domestic Equity	$8,604,935	$—	$—	$8,604,935
Domestic Fixed Income	1,514,004	—	—	1,514,004
International Equity	5,369,973	—	—	5,369,973
Short-Term Investment	100,979	—	—	100,979

TOTAL INVESTMENTS	$15,589,891	$—	$—	$15,589,891

See accompanying notes to schedules of investments.

State Street Target Retirement 2060 Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
SPDR Portfolio Long Term Treasury ETF	33,036	$1,208,787	$832,565	$480,179	$(726)	$(46,443)	43,134	$1,514,004	$5,568	$—
State Street Equity 500 Index II Portfolio	357,976	4,678,748	2,455,420	1,098,253	181,673	(259,330)	459,034	5,958,258	—	—
State Street Global Equity ex-U.S. Index Portfolio	394,362	4,263,053	2,143,212	980,199	202,899	(258,992)	499,998	5,369,973	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	130,547	130,547	3,665,037	3,694,605	—	—	100,979	100,979	320	—
State Street Small/Mid Cap Equity Index Portfolio	172,166	2,083,218	1,049,035	480,233	89,392	(94,735)	218,192	2,646,677	—	—

Total		$12,364,353	$10,145,269	$6,733,469	$473,238	$(659,500)		$15,589,891	$5,888	$—

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.6%
AUSTRALIA — 4.8%
Incitec Pivot, Ltd. (a)	17,888	$48,619
Woodside Petroleum, Ltd. (a)	3,068	69,484

		118,103

CHINA — 14.0%
China Construction Bank Corp. Class H (a)	46,000	48,046
China Mobile, Ltd. (a)	5,000	45,826
CITIC Securities Co., Ltd. Class H (a) .	25,500	59,100
Industrial & Commercial Bank of China, Ltd. Class H (a)	56,000	48,802
PetroChina Co., Ltd. Class H (a)	100,000	69,461
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	14,100	68,667

		339,902

HONG KONG — 3.6%
WH Group, Ltd. (a)(b)	82,000	87,860

JAPAN — 47.3%
Alfresa Holdings Corp.	4,600	103,925
Hitachi High-Technologies Corp. (a)	1,700	80,857
ITOCHU Corp. (a)	4,300	84,010
Japan Tobacco, Inc. (a)	2,600	74,313
JGC Corp. (a)	3,100	67,530
KDDI Corp. (a)	3,300	85,033
Kinden Corp. (a)	4,700	78,661
Komatsu, Ltd. (a)	1,300	43,571
Kurita Water Industries, Ltd. (a)	1,700	54,909
Mitsubishi UFJ Financial Group, Inc. (a)	7,600	50,533
Ono Pharmaceutical Co., Ltd. (a)	1,600	50,933
SMC Corp. (a)	200	81,402
Sony Financial Holdings, Inc. (a)	4,400	80,386
Sumitomo Mitsui Financial Group, Inc. (a)	1,700	72,159
Toyota Motor Corp. (a)	1,100	71,462
Trend Micro, Inc. (a)	1,200	70,803

		1,150,487

SOUTH KOREA — 15.1%
Hankook Tire Co., Ltd. (a)	1,545	76,470
KT&G Corp. (a)	745	70,078
Samsung Electronics Co., Ltd. Preference Shares (a)	53	101,915
Samsung Fire & Marine Insurance Co., Ltd. (a)	192	48,437

Security Description	Shares	Value
Shinhan Financial Group Co., Ltd. (a)	1,659	$70,772

		367,672

TAIWAN — 7.9%
Catcher Technology Co., Ltd. (a)	7,000	87,989
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (a)	2,373	103,843

		191,832

THAILAND — 2.9%
Bangkok Bank PCL NVDR (a)	11,000	69,884

TOTAL COMMON STOCKS (Cost $2,060,380)		2,325,740

SHORT-TERM INVESTMENT — 3.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (c) (d) (Cost $83,701)	83,701	83,701

TOTAL INVESTMENTS — 99.0% (Cost $2,144,081)		2,409,441

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		23,537

NET ASSETS — 100.0%		$2,432,978

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $2,221,815 representing 91.3% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2018.

ADR =American Depositary Receipt

NVDR =Non Voting Depositary Receipt

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$118,103	$—	$118,103

See accompanying notes to schedules of investments.

State Street Asia Pacific Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
China	$—	$339,902	$—	$339,902
Hong Kong	—	87,860	—	87,860
Japan	103,925	1,046,562	—	1,150,487
South Korea	—	367,672	—	367,672
Taiwan	—	191,832	—	191,832
Thailand	—	69,884	—	69,884
Short-Term Investment	83,701	—	—	83,701

TOTAL INVESTMENTS	$187,626	$2,221,815	$—	$2,409,441

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	96,815	$96,815	$294,757	$307,871	$—	$—	83,701	$83,701	$327	$—

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.7%
AUSTRIA — 3.2%
ANDRITZ AG (a)	666	$37,223

FRANCE — 27.2%
Alstom SA (a)	872	39,310
AXA SA (a)	1,423	37,809
BNP Paribas SA (a)	522	38,693
Nexans SA (a)	438	22,677
Publicis Groupe SA (a)	508	35,356
Sanofi (a)	470	37,694
Societe Generale SA (a)	671	36,425
TOTAL SA (a)	688	39,417
Vallourec SA (a)(b)	6,420	34,090

		321,471

GERMANY — 9.4%
Continental AG (a)	145	40,031
Deutsche Bank AG (a)	2,572	35,863
HeidelbergCement AG (a)	359	35,252

		111,146

HUNGARY — 2.8%
Richter Gedeon Nyrt (a)	1,552	32,435

IRELAND — 6.4%
Bank of Ireland Group PLC (a)(b)	4,115	36,042
CRH PLC (a)	1,169	39,577

		75,619

ITALY — 3.1%
Assicurazioni Generali SpA (a)	1,933	37,138

NETHERLANDS — 6.8%
Akzo Nobel NV (a)	321	30,314
Boskalis Westminster (a)	1,327	38,876
Euronext NV (a)(c)	158	11,576

		80,766

NORWAY — 3.1%
Yara International ASA (a)	860	36,691

SPAIN — 9.7%
ACS Actividades de Construccion y Servicios SA (a)	966	37,671

Security Description	Shares	Value
Banco Bilbao Vizcaya Argentaria SA (a)	4,718	$37,346
Siemens Gamesa Renewable Energy SA (a)	2,484	39,906

		114,923

SWEDEN — 3.3%
Telefonaktiebolaget LM Ericsson Class B (a)	6,160	39,110

SWITZERLAND — 9.2%
ABB, Ltd. (a)	1,489	35,347
Credit Suisse Group AG (a)(b)	2,110	35,378
Novartis AG (a)	466	37,627

		108,352

UNITED KINGDOM — 12.5%
Barclays PLC (a)	13,532	39,536
easyJet PLC (a)	1,620	36,513
Standard Chartered PLC (a)	3,286	32,929
TechnipFMC PLC (a)	1,315	38,298

		147,276

TOTAL COMMON STOCKS (Cost $1,059,148)		1,142,150

TOTAL INVESTMENTS — 96.7% (Cost $1,059,148)		1,142,150

OTHER ASSETS IN EXCESS OF LIABILITIES — 3.3%		38,676

NET ASSETS — 100.0%		$1,180,826

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,142,150 representing 96.7% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Austria	$—	$37,223	$—	$37,223
France	—	321,471	—	321,471
Germany	—	111,146	—	111,146
Hungary	—	32,435	—	32,435
Ireland	—	75,619	—	75,619
Italy	—	37,138	—	37,138
Netherlands	—	80,766	—	80,766

See accompanying notes to schedules of investments.

State Street European Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Norway	$—	$36,691	$—	$36,691
Spain	—	114,923	—	114,923
Sweden	—	39,110	—	39,110
Switzerland	—	108,352	—	108,352
United Kingdom	—	147,276	—	147,276

TOTAL INVESTMENTS	$—	$1,142,150	$—	$1,142,150

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	—	$—	$149,781	$149,781	$—	$—	—	$—	$38	$—

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.5%
AUSTRALIA — 3.0%
Woodside Petroleum, Ltd. (a)	3,136	$71,023

CANADA — 3.2%
Goldcorp, Inc.	5,493	75,796

CHINA — 2.7%
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	13,300	64,771

FRANCE — 5.2%
Publicis Groupe SA (a)	906	63,056
Vallourec SA (a)(b)	11,417	60,624

		123,680

GERMANY — 2.3%
Deutsche Bank AG (a)	3,946	55,022

HONG KONG — 2.9%
WH Group, Ltd. (a)(c)	64,000	68,574

HUNGARY — 2.7%
Richter Gedeon Nyrt (a)	3,021	63,135

ITALY — 2.9%
Eni SpA (a)	3,821	67,275

JAPAN — 14.4%
Alfresa Holdings Corp. (a)	2,900	65,518
JGC Corp. (a)	3,000	65,352
KDDI Corp. (a)	2,900	74,726
Sony Financial Holdings, Inc. (a)	3,700	67,597
Sumitomo Mitsui Trust Holdings, Inc. (a)	1,600	65,441

		338,634

SOUTH KOREA — 11.0%
Hankook Tire Co., Ltd. (a)	1,403	69,441
KT&G Corp. (a)	749	70,455
Samsung Fire & Marine Insurance Co., Ltd. (a)	246	62,060
Samsung Life Insurance Co., Ltd. (a)	519	56,530

		258,486

SPAIN — 5.9%
ACS Actividades de Construccion y Servicios SA (a)	1,770	69,024
Siemens Gamesa Renewable Energy SA (a)	4,316	69,337

		138,361

SWEDEN — 2.7%
Telefonaktiebolaget LM Ericsson Class B (a)	9,878	62,715

SWITZERLAND — 4.7%
ABB, Ltd. (a)	2,559	60,747
Credit Suisse Group AG (a)(b)	2,993	50,183

		110,930

Security Description	Shares	Value
UNITED KINGDOM — 5.3%
Barclays PLC (a)	22,688	$66,287
easyJet PLC (a)	2,581	58,172

		124,459

UNITED STATES — 25.6%
Affiliated Managers Group, Inc.	273	51,755
Arconic, Inc.	2,891	66,609
Eli Lilly & Co.	904	69,943
EQT Corp.	1,422	67,559
McKesson Corp.	458	64,519
MetLife, Inc.	1,088	49,928
Mosaic Co.	2,486	60,360
Oracle Corp.	1,352	61,854
Owens-Illinois, Inc. (b)	2,955	64,005
Skechers U.S.A., Inc. Class A (b)	1,218	47,368

		603,900

TOTAL COMMON STOCKS (Cost $2,064,391)		2,226,761

SHORT-TERM INVESTMENT — 4.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $105,898)	105,898	105,898

TOTAL INVESTMENTS — 99.0% (Cost $2,170,289)		2,332,659

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		22,385

NET ASSETS — 100.0%		$2,355,044

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $1,547,065 representing 65.7% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.9% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

At March 31, 2018, open forward foreign currency exchange contracts were as follows:

Counterparty	Amount Sold		Amount Bought		Settlement Date	Net Unrealized Appreciation/ (Depreciation)
JP Morgan Chase Bank, N.A.	EUR	25,149	USD	31,000	05/18/2018	$ (26)
JP Morgan Chase Bank, N.A.	JPY	4,210,155	USD	39,000	05/18/2018	(702)
JP Morgan Chase Bank, N.A.	CHF	13,976	USD	15,000	05/18/2018	352
Royal Bank of Canada	EUR	25,153	USD	31,000	05/18/2018	(31)
Royal Bank of Canada	CHF	13,978	USD	15,000	05/18/2018	350
Royal Bank of Canada	JPY	4,210,752	USD	39,000	05/18/2018	(708)
Standard Chartered Bank	KRW	252,339,000	USD	233,000	05/18/2018	(4,565)
UBS AG	EUR	25,150	USD	31,000	05/18/2018	(27)
UBS AG	CHF	13,975	USD	15,000	05/18/2018	354
UBS AG	JPY	4,210,167	USD	39,000	05/18/2018	(702)

Total						$(5,705)

CHF = Swiss Franc

EUR = Euro

JPY = Japanese Yen

KRW = South Korean Won

USD = U.S. Dollar

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ —	$ 71,023	$—	$ 71,023
Canada	75,796	—	—	75,796
China	—	64,771	—	64,771
France	—	123,680	—	123,680
Germany	—	55,022	—	55,022
Hong Kong	—	68,574	—	68,574
Hungary	—	63,135	—	63,135
Italy	—	67,275	—	67,275
Japan	—	338,634	—	338,634
South Korea	—	258,486	—	258,486
Spain	—	138,361	—	138,361
Sweden	—	62,715	—	62,715
Switzerland	—	110,930	—	110,930
United Kingdom	—	124,459	—	124,459

See accompanying notes to schedules of investments.

State Street Global Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
United States	$603,900	$—	$—	$603,900
Short-Term Investment	105,898	—	—	105,898

TOTAL INVESTMENTS	$785,594	$1,547,065	$—	$2,332,659

OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	1,056	—	1,056

TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$785,594	$1,548,121	$—	$2,333,715

LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts	—	(6,761)	—	(6,761)

TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$(6,761)	$—	$(6,761)

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	54,742	$54,742	$256,789	$205,633	$—	$—	105,898	$105,898	$379	$—

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 96.2%
AUSTRALIA — 5.2%
Incitec Pivot, Ltd. (a)	22,145	$60,190
Woodside Petroleum, Ltd. (a)	2,997	67,875

		128,065

CANADA — 3.3%
Goldcorp, Inc.	5,860	80,861

CHINA — 12.0%
China Construction Bank Corp. Class H (a)	82,000	85,648
PetroChina Co., Ltd. Class H (a)	108,000	75,017
Shanghai Industrial Holdings, Ltd. (a)	25,000	65,604
Zhuzhou CRRC Times Electric Co., Ltd. Class H (a)	14,300	69,641

		295,910

FRANCE — 8.3%
Publicis Groupe SA (a)	1,018	70,851
Sanofi (a)	932	74,747
Vallourec SA (a)(b)	11,237	59,668

		205,266

GERMANY — 2.2%
Deutsche Bank AG (a)	4,000	55,775

HONG KONG — 3.1%
WH Group, Ltd. (a)(c)	71,000	76,074

HUNGARY — 2.5%
Richter Gedeon Nyrt (a)	2,978	62,237

ISRAEL — 2.4%
Teva Pharmaceutical Industries, Ltd. ADR	3,528	60,294

ITALY — 5.7%
Assicurazioni Generali SpA (a)	3,756	72,164
Eni SpA (a)	3,853	67,838

		140,002

JAPAN — 18.3%
Alfresa Holdings Corp. (a)	3,500	79,074
JGC Corp. (a)	3,600	78,422
KDDI Corp. (a)	2,600	66,996
Sony Financial Holdings, Inc. (a)	4,300	78,559
Sumitomo Mitsui Financial Group, Inc. (a)	1,600	67,914
Sumitomo Mitsui Trust Holdings, Inc. (a)	2,000	81,800

		452,765

NORWAY — 2.7%
Yara International ASA (a)	1,582	67,494

SOUTH KOREA — 8.8%
Hankook Tire Co., Ltd. (a)	1,459	72,213
Hyundai Motor Co. (a)	551	74,388
Samsung Fire & Marine Insurance Co., Ltd. (a)	279	70,385

		216,986

Security Description	Shares	Value
SPAIN — 6.7%
ACS Actividades de Construccion y Servicios SA (a)	1,964	$76,589
Siemens Gamesa Renewable Energy SA (a)	5,497	88,310

		164,899

SWEDEN — 2.9%
Telefonaktiebolaget LM Ericsson Class B (a)	11,122	70,613

SWITZERLAND — 8.8%
ABB, Ltd. (a)	3,011	71,477
Aryzta AG (a)(b)	3,105	69,040
Credit Suisse Group AG (a)(b)	4,601	77,145

		217,662

UNITED KINGDOM — 3.3%
easyJet PLC (a)	3,574	80,553

TOTAL COMMON STOCKS (Cost $2,081,966)		2,375,456

SHORT-TERM INVESTMENT — 3.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (d) (e) (Cost $77,014)	77,014	77,014

TOTAL INVESTMENTS — 99.3% (Cost $2,158,980)		2,452,470

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		17,335

NET ASSETS — 100.0%		$2,469,805

(a)	Fair valued as determined ingood faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of March 31, 2018, total aggregate fair value of securities is $2,234,301 representing 90.5% of net assets.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.1% of net assets as of March 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2018.

ADR =American Depositary Receipt

See accompanying notes to schedules of investments.

State Street International Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$—	$128,065	$—	$128,065
Canada	80,861	—	—	80,861
China	—	295,910	—	295,910
France	—	205,266	—	205,266
Germany	—	55,775	—	55,775
Hong Kong	—	76,074	—	76,074
Hungary	—	62,237	—	62,237
Israel	60,294	—	—	60,294
Italy	—	140,002	—	140,002
Japan	—	452,765	—	452,765
Norway	—	67,494	—	67,494
South Korea	—	216,986	—	216,986
Spain	—	164,899	—	164,899
Sweden	—	70,613	—	70,613
Switzerland	—	217,662	—	217,662
United Kingdom	—	80,553	—	80,553
Short-Term Investment	77,014	—	—	77,014

TOTAL INVESTMENTS	$218,169	$2,234,301	$—	$2,452,470

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	19,189	$19,189	$258,910	$201,085	$—	$—	77,014	$77,014	$266	$—

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 91.1%
AEROSPACE & DEFENSE — 2.8%
Arconic, Inc.	1,396	$32,164

AIRLINES — 2.4%
Copa Holdings SA Class A	210	27,012

BANKS — 5.4%
Citigroup, Inc.	475	32,063
Wells Fargo & Co.	554	29,035

		61,098

CAPITAL MARKETS — 3.6%
Affiliated Managers Group, Inc.	214	40,570

CHEMICALS — 6.0%
HB Fuller Co.	665	33,070
Mosaic Co.	1,439	34,939

		68,009

COMMUNICATIONS EQUIPMENT — 5.3%
Cisco Systems, Inc.	636	27,278
F5 Networks, Inc. (a)	229	33,116

		60,394

CONSTRUCTION & ENGINEERING — 2.0%
Chicago Bridge & Iron Co. NV	1,573	22,651

CONTAINERS & PACKAGING — 3.2%
Owens-Illinois, Inc. (a)	1,661	35,977

ELECTRIC UTILITIES — 3.0%
Edison International	537	34,186

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.1%
Avnet, Inc.	860	35,914

ENERGY EQUIPMENT & SERVICES — 2.8%
National Oilwell Varco, Inc.	876	32,246

HEALTH CARE PROVIDERS & SERVICES — 4.9%
Cigna Corp.	116	19,458
McKesson Corp.	260	36,626

		56,084

INSURANCE — 5.5%
Hartford Financial Services Group, Inc.	560	28,851
MetLife, Inc.	747	34,280

		63,131

LEISURE EQUIPMENT & PRODUCTS — 2.5%
Polaris Industries, Inc.	247	28,287

MACHINERY — 2.6%
AGCO Corp.	464	30,090

METALS & MINING — 3.4%
Goldcorp, Inc.	2,815	38,843

Security Description	Shares	Value
MULTILINE RETAIL — 2.9%
Nordstrom, Inc.	688	$33,306

OIL, GAS & CONSUMABLE FUELS — 7.7%
Chevron Corp.	256	29,194
EQT Corp.	746	35,442
Occidental Petroleum Corp.	361	23,451

		88,087

PHARMACEUTICALS — 8.3%
Eli Lilly & Co.	463	35,822
Johnson & Johnson.	196	25,118
Merck & Co., Inc.	628	34,207

		95,147

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Intel Corp.	660	34,373

SOFTWARE — 4.8%
CA, Inc.	548	18,577
Oracle Corp.	796	36,417

		54,994

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.0%
NCR Corp. (a)	1,081	34,073

TEXTILES, APPAREL & LUXURY GOODS — 2.9%
Skechers U.S.A., Inc. Class A (a)	852	33,134

TOTAL COMMON STOCKS (Cost $961,198)		1,039,770

SHORT-TERM INVESTMENT — 8.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.62% (b) (c) (Cost $98,923)	98,923	98,923

TOTAL INVESTMENTS — 99.8% (Cost $1,060,121)		1,138,693

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,083

NET ASSETS — 100.0%		$1,140,776

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2018.

See accompanying notes to schedules of investments.

State Street U.S. Value Spotlight Fund

SCHEDULE OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of March 31, 2018.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$94,727	$—	$—	$94,727
Energy	120,333	—	—	120,333
Financials	164,799	—	—	164,799
Health Care	151,231	—	—	151,231
Industrials	111,917	—	—	111,917
Information Technology	219,748	—	—	219,748
Materials	142,829	—	—	142,829
Utilities	34,186	—	—	34,186
Short-Term Investment	98,923	—	—	98,923

TOTAL INVESTMENTS	$1,138,693	$—	$—	$1,138,693

Affiliate Table

	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/18	Value at 3/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional
U.S. Government Money Market Fund, Class G Shares	70,581	$70,581	$115,402	$87,060	$—	$—	98,923	$98,923	$330	$—

See accompanying notes to schedules of investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

March 31, 2018 (Unaudited)

Security Valuation

Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for determining the fair value of investments.

State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund, State Street Disciplined Global Equity Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Disciplined Global Equity Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.

Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:

•	Equity investments (including registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s net asset value calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2018, the independent fair value service was used for certain foreign securities in the Fund’s portfolio, and these securities were classified within Level 2 of the fair value hierarchy.

Various inputs are used in determining the value of the Portfolio’s or Fund’s investments.

The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Portfolio’s or Fund’s investments according to the fair value hierarchy as of March 31, 2018 is disclosed in the Portfolio’s or Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.

The State Street Global Equity ex-U.S. Index Portfolio, State Street Disciplined International Equity Fund, State Street Disciplined Global Equity Portfolio, State Street Emerging Markets Equity Index Fund, State Street International Developed Equity Index Portfolio, State Street Asia Pacific Value Spotlight Fund, State Street European Value Spotlight Fund, State Street Global Value Spotlight Fund and State Street International Value Spotlight Fund had transfers from Level 1 to Level 2 during the period ended March 31, 2018, in the amounts of $1,583,396,038, $2,806,071, $1,255,606, $436,336,020, $2,919,975,603, $1,888,027, $1,044,749, $1,420,234, and $2,021,231, respectively. At March 31, 2018, these investments were valued using alternative valuation policy adopted by the Board. At prior period ended December 31, 2017, these were valued at exchange closing prices in accordance with the Fund’s and Portfolio’s valuation policy.

Futures Contracts

Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio or Fund recognize a realized gain or loss when the contract is closed.

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts

Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Other Transactions with Affiliates

The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2018, are disclosed in the Schedules of Investments.

Aggregate Unrealized Appreciation and Depreciation

As of March 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index II Portfolio	$2,058,657,508	$527,893,679	$51,060,033	$476,833,646
State Street Aggregate Bond Index Portfolio	860,230,613	994,850	18,533,133	(17,538,283)
State Street Global Equity ex-U.S. Index Portfolio	1,753,462,201	251,400,813	53,113,861	198,286,952
State Street Small/Mid Cap Equity Index Portfolio	559,851,622	67,886,400	29,818,698	38,067,702
State Street Disciplined U.S. Equity Fund	3,231,822	582,391	72,896	509,495
State Street Disciplined International Equity Fund	3,451,893	361,912	113,796	248,116
State Street Disciplined Global Equity Portfolio	4,461,048	640,588	89,090	551,498
State Street Emerging Markets Equity Index Fund	480,269,759	178,613,904	21,006,228	157,607,676
State Street Hedged International Developed Equity Index Fund	3,087,749,660	369,769,627	16,239,707	353,529,920
State Street International Developed Equity Index Portfolio	2,707,145,322	454,376,410	94,460,352	359,916,058
State Street Target Retirement Fund	208,943,078	2,379,831	2,909,892	(530,061)
State Street Target Retirement 2015 Fund	304,709,249	4,405,679	4,130,621	275,058
State Street Target Retirement 2020 Fund	887,801,827	29,217,429	11,180,246	18,037,183
State Street Target Retirement 2025 Fund	958,162,086	40,134,842	8,563,572	31,571,270
State Street Target Retirement 2030 Fund	905,359,146	49,173,601	7,394,474	41,779,127
State Street Target Retirement 2035 Fund	719,956,322	38,504,317	4,306,236	34,198,081
State Street Target Retirement 2040 Fund	578,723,669	35,746,522	3,421,890	32,324,632
State Street Target Retirement 2045 Fund	400,738,581	21,910,802	1,280,773	20,630,029

STATE STREET INSTITUTIONAL INVESTMENT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

March 31, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Target Retirement 2050 Fund	$254,204,039	$16,818,317	$785,938	$16,032,379
State Street Target Retirement 2055 Fund	98,502,625	4,466,008	222,826	4,243,182
State Street Target Retirement 2060 Fund	15,430,113	221,539	61,761	159,778
State Street Asia Pacific Value Spotlight Fund	2,159,083	320,152	69,794	250,358
State Street European Value Spotlight Fund	1,062,153	110,520	30,523	79,997
State Street Global Value Spotlight Fund	2,167,768	223,913	64,727	159,186
State Street International Value Spotlight Fund	2,159,312	331,684	38,526	293,158
State Street U.S. Value Spotlight Fund.	1,063,484	104,069	28,860	75,209

Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date on which the N-Q filings were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the N-Q filings.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham

President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date:	May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham

President (Principal Executive Officer) of the State Street Institutional Investment Trust

Date:	May 24, 2018

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg

Treasurer (Principal Financial and Accounting Officer) of the State Street Institutional Investment Trust

Date:	May 24, 2018